                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

              ----------------------------------------------------

                           SPDR(R) INDEX SHARES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                          One Lincoln Street - CPH0326
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

ITEM 1: SHAREHOLDER REPORT

SEMI-ANNUAL REPORT March 31, 2009

(SPDR LOGO)                                  PRECISE IN A WORLD THAT ISN'T. (SM)

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARY..................................   1
  SPDR(R) DJ STOXX 50(R) ETF (FEU)...............................   1
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)..........................   4
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................   7
  SPDR(R) S&P(R) CHINA ETF (GXC).................................   10
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................   13
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................   16
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................   19
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................   22
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........   25
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................   28
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............   31
  SPDR(R) DOW JONES INTERNATIONAL REAL ESTATE ETF (RWX)..........   34
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....   37
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................   40
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)...............   43
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)...........   46
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................   49
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD).................   52
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX)............   55
  SPDR(R) DOW JONES GLOBAL REAL ESTATE ETF (RWO).................   58
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
     (IPD).......................................................   61
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
     (IPS).......................................................   64
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)...........   67
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF)........   70
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IPY)......   73
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN).......   76
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IPV)........   79
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK).......   82
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
     (IST).......................................................   85
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU)........   88
SCHEDULES OF INVESTMENTS.........................................
  SPDR(R) DJ STOXX 50(R) ETF (FEU)...............................   91
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)..........................   92
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................   93
  SPDR(R) S&P(R) CHINA ETF (GXC).................................   96
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................   99
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................   105
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................   106
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................   108
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........   110
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................   112
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............   120

  SPDR(R) DOW JONES INTERNATIONAL REAL ESTATE ETF (RWX)..........   126
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....   128
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................   130
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)...............   137
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)...........   142
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................   147
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD).................   149
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX)............   153
  SPDR(R) DOW JONES GLOBAL REAL ESTATE ETF (RWO).................   156
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
     (IPD).......................................................   159
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
     (IPS).......................................................   161
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)...........   162
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF)........   163
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IPY)......   165
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN).......   167
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IPV)........   169
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK).......   171
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
     (IST).......................................................   173
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU)........   174
FINANCIAL STATEMENTS.............................................   176
FINANCIAL HIGHLIGHTS.............................................   208
NOTES TO FINANCIAL STATEMENTS....................................   220
OTHER INFORMATION................................................   234

                            (Logo/semi-annual report)
                    SPDR DJ STOXX 50 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.29%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET         DOW JONES STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -33.74%     -34.76%                 -33.79%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -47.39%     -47.25%                 -47.56%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS                             -37.24%     -37.33%                 -37.34%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS                              -14.46%     -14.93%                 -14.10%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      14.49%      14.54%                  15.31%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET         DOW JONES STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -47.39%     -47.25%                 -47.56%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS                             -14.38%     -14.42%                 -14.43%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS                               -3.08%      -3.18%                  -2.99%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                       2.12%       2.12%                   2.23%
 ---------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to March 31, 2009.

                            [Logo/semi-annual report]
              SPDR DJ STOXX 50 ETF--PERFORMANCE SUMMARY (continued)



     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR DJ STOXX 50 ETF (Based on Net Asset Value)


 [Line Graph]

                                             DOW JONES
                                              STOXX 50
                               SPDR DJ        INDEX -
                              STOXX 50       US DOLLAR
                               ETF (A)    DENOMINATED (B)
                              --------    ---------------
10/15/02                        10000          10000
12/31/02                        10059           9978
3/31/03                          9129           9132
6/30/03                         11098          11096
9/30/03                         11279          11287
12/31/03                        13631          13660
3/31/04                         13384          13423
6/30/04                         13524          13552
9/30/04                         13776          13815
12/31/04                        15710          15814
3/31/05                         15626          15695
6/30/05                         15612          15682
9/30/05                         16751          16856
12/31/05                        16872          16994
3/31/06                         18242          18401
6/30/06                         18818          18954
9/30/06                         19666          19835
12/31/06                        21383          21577
3/31/07                         21801          22014
6/30/07                         23864          24079
9/30/07                         24429          24672
12/31/07                        24300          24556
3/31/08                         21760          21990
6/30/08                         21237          21420
9/30/08                         17280          17416
12/3/08                         13617          13722
3/31/09                         11449          11531

                            [Logo/semi-annual report]
                     SPDR DJ STOXX 50 ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BP PLC         NESTLE SA     TOTAL SA      ROCHE HOLDING AG     VODAFONE GROUP PLC
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $2,439,788     2,368,159     2,008,735     1,856,596            1,787,246
 --------------------------------------------------------------------------------------------------------------------------------
  % OF NET ASSETS                          5.6%           5.4           4.6           4.2                  4.1
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Banks                                         17.8%
Health Care                                   16.3
Oil & Gas                                     15.2
Telecommunications                            11.1
Food & Beverage                                8.0
Utilities                                      5.3
Basic Resources                                4.9
Technology                                     4.4
Insurance                                      3.9
Industrial Goods & Services                    3.5
Chemicals                                      2.8
Personal & Household Goods                     2.0
Retail                                         1.6
Automobiles & Parts                            1.0
Personal & Household                           0.6
Short Term Investments                         3.4
Other Assets & Liabilities                    (1.8)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (Logo/semi-annual report)
                 SPDR DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.29%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES EURO STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -34.96%     -36.06%                 -35.00%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -50.13%     -50.02%                 -50.41%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS                             -35.12%     -35.00%                 -35.69%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS                               -7.45%      -7.58%                  -8.19%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      33.66%      33.84%                  32.69%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       DOW JONES EURO STOXX 50 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -50.13%     -50.02%                 -50.41%
 ---------------------------------------------------------------------------------------------------
    THREE YEARS                             -13.43%     -13.37%                 -13.69%
 ---------------------------------------------------------------------------------------------------
    FIVE YEARS                               -1.54%      -1.56%                  -1.69%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                       4.59%       4.61%                   4.47%
 ---------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to March 31, 2009.

                            [Logo/semi-annual report]
           SPDR DJ EURO STOXX 50 ETF--PERFORMANCE SUMMARY (continued)



     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR DJ EURO STOXX 50 ETF (Based on Net Asset Value)


 [Line Graph]

                                                   DOW
                                               JONES EURO
                                SPDR DJ         STOXX 50
                              EURO STOXX        INDEX -
                                50 ETF         US DOLLAR
                                  (A)       DENOMINATED (B)
                              ----------    ---------------
10/15/02                         10000           10000
12/31/02                         10343           10283
3/31/03                           9148            9156
6/30/03                          11657           11641
9/30/03                          11746           11732
12/31/03                         14658           14657
3/31/04                          14443           14452
6/30/04                          14685           14664
9/30/04                          14590           14562
12/31/04                         17299           17325
3/31/05                          17161           17147
6/30/05                          16958           16927
9/30/05                          18211           18212
12/31/05                         18626           18636
3/31/06                          20603           20633
6/30/06                          21028           21004
9/30/06                          22306           22297
12/31/06                         24591           24595
3/31/07                          25448           25238
6/30/07                          28094           28022
9/30/07                          28944           28868
12/31/07                         29961           29884
3/31/08                          26801           26755
6/30/08                          25335           25184
9/30/08                          20550           20415
12/31/08                         16486           16365
3/31/09                          13366           13269

                            [Logo/semi-annual report]
                  SPDR DJ EURO STOXX 50 ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                               TOTAL SA      TELEFONICA SA    SANOFI-AVENTIS    BANCO SANTANDER SA    E.ON AG
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                            $7,863,661    6,161,717        4,384,679         4,238,585             3,805,533
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                         7.4%          5.8              4.1               4.0                   3.6
 --------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Banks                                        16.3%
Telecommunications                           12.3
Utilities                                    12.0
Oil & Gas                                    11.7
Insurance                                     8.4
Chemicals                                     6.0
Technology                                    5.3
Industrial Goods & Services                   5.2
Health Care                                   4.1
Food & Beverage                               3.8
Automobiles & Parts                           3.7
Personal & Household Goods                    3.3
Media                                         2.2
Construction & Materials                      2.0
Retail                                        1.7
Basic Resources                               1.0
Financial Services                            0.8
Short Term Investment                         4.8
Other Assets & Liabilities                   (4.6)
----------------------------------------------------

TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            (Logo/semi-annual report)
             SPDR S&P Emerging Asia Pacific ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             S&P ASIA PACIFIC
                                             VALUE       VALUE            EMERGING BMI INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -17.85%     -17.88%                 -17.93%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -41.02%     -40.98%                 -43.02%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -24.89%     -24.41%                 -27.10%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             S&P ASIA PACIFIC
                                             VALUE       VALUE            EMERGING BMI INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -41.02%     -40.98%                 -43.02%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -13.13%     -12.86%                 -14.41%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
       SPDR S&P Emerging Asia Pacific ETF--PERFORMANCE SUMMARY (continued)



     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR S&P EMERGING ASIA PACIFIC ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P          S&P ASIA
                              EMERGING ASIA    PACIFIC EMERGING
                               PACIFIC ETF         BMI INDEX
                                   (A)                (B)
                              -------------    ----------------
                                  10000              10000
3/20/07                           10191              10276
4/30/07                           10650              10718
5/31/07                           11262              11400
6/30/07                           12073              12233
7/31/07                           12791              13117
8/31/07                           12854              13016
9/30/07                           14503              14702
10/31/07                          16435              16401
11/30/07                          14890              14924
12/31/07                          14764              14986
1/31/08                           12701              12746
2/29/08                           13580              13726
3/31/08                           12734              12793
4/30/08                           13878              13876
5/31/08                           13335              13255
6/30/08                           11729              11504
7/31/08                           11657              11460
8/31/08                           11116              10950
9/30/08                            9144               8882
10/31/08                           7040               6805
11/30/08                           6707               6476
12/31/08                           7319               7064
1/31/09                            6758               6564
2/28/09                            6558               6426
3/31/09                            7511               7290

                            [Logo/semi-annual report]
              SPDR S&P Emerging Asia Pacific ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         CHINA MOBILE, LTD.   TAIWAN SEMICONDUCTOR   CHINA LIFE            RELIANCE     CHINA CONSTRUCTION
                                           MANUFACTURING CO.,     INSURANCE CO., LTD.   INDUSTRIES,  BANK CORP.
                                           LTD. ADR                                     LTD. GDR
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $8,223,120           7,158,666              4,900,270             4,346,044    3,659,533
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   4.9%                 4.3                    2.9                   2.6          2.2
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              12.7%
Oil, Gas & Consumable Fuels                   12.0
Semiconductors & Semiconductor Equipment       9.1
Wireless Telecommunication Services            8.2
Computers & Peripherals                        5.1
Insurance                                      4.7
Electronic Equipment, Instruments &
  Components                                   4.2
Chemicals                                      3.0
Diversified Telecommunication Services         2.9
Metals & Mining                                2.8
Transportation Infrastructure                  2.6
Automobiles                                    2.5
Internet Software & Services                   2.5
Real Estate Management & Development           2.5
IT Services                                    1.9
Construction & Engineering                     1.8
Electrical Equipment                           1.8
Food Products                                  1.8
Construction Materials                         1.7
Diversified Financial Services                 1.3
Independent Power Producers & Energy
  Traders                                      1.3
Capital Markets                                1.2
Hotels, Restaurants & Leisure                  1.2
Marine                                         1.2
Electric Utilities                             1.1
Energy Equipment & Services                    0.9
Household Products                             0.9
Pharmaceuticals                                0.9
Thrifts & Mortgage Finance                     0.9
Industrial Conglomerates                       0.8
Textiles, Apparel & Luxury Goods               0.6
Airlines                                       0.5
Beverages                                      0.5
Building Products                              0.3
Distributors                                   0.3
Gas Utilities                                  0.3
Health Care Providers & Services               0.3
Media                                          0.3
Machinery                                      0.2
Health Care Equipment & Supplies               0.1
Paper & Forest Products                        0.0**
Short Term Investments                         3.0
Other Assets & Liabilities                    (1.9)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            (Logo/semi-annual report)
                     SPDR S&P China ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET            S&P CHINA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -10.69%     -11.28%                 -10.29%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -33.59%     -33.52%                 -34.93%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -11.68%     -11.43%                 -12.54%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET            S&P CHINA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -33.59%     -33.52%                 -34.93%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                      -5.93%      -5.79%                  -6.37%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
               SPDR S&P China ETF--PERFORMANCE SUMMARY (continued)



     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR S&P CHINA ETF (Based on Net Asset Value)


 [Line Graph]

                                SPDR S&P    S&P CHINA
                               CHINA ETF    BMI INDEX
                                  (A)          (B)
                               ---------    ---------
                                10000.00     10000.00
3/20/07                         10355.20     10373.00
4/30/07                         10719.00     10820.10
5/31/07                         11550.00     11742.00
6/30/07                         12838.70     12985.40
7/31/07                         14140.80     14345.00
8/31/07                         15073.20     15260.20
9/30/07                         18064.00     18287.80
10/31/07                        21100.90     21241.30
11/30/07                        18485.30     18547.90
12/31/07                        17666.20     17839.40
1/31/08                         13858.40     14020.00
2/29/08                         15215.70     15336.50
3/31/08                         13299.30     13440.90
4/30/08                         15518.40     15470.40
5/31/08                         14889.90     14882.60
6/30/08                         13089.10     13029.70
7/31/08                         13345.50     13278.50
8/31/08                         12441.40     12240.20
9/30/08                          9887.66      9750.51
10/31/08                         7645.63      7478.64
11/30/08                         7838.38      7687.30
12/31/08                         8711.34      8523.68
1/31/09                          7944.57      7836.67
2/28/09                          7687.64      7624.29
3/31/09                          8832.00      8746.00

                            [Logo/semi-annual report]
                      SPDR S&P China ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE, LTD.     CHINA LIFE              CHINA CONSTRUCTION     INDUSTRIAL &
                                                                  INSURANCE CO., LTD.     BANK CORP.             COMMERCIAL
                                                                                                                 BANK OF CHINA
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $24,252,097            14,249,406              11,292,387             10,401,560
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.5%                  7.9                     6.3                    5.8
 -----------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------

  DESCRIPTION                              PETROCHINA CO., LTD.


 --------------------------------------------------------------
    MARKET VALUE                           9,430,281
 --------------------------------------------------------------
    % OF NET ASSETS                        5.2
 --------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  17.7%
Commercial Banks                             17.5
Wireless Telecommunication Services          14.9
Insurance                                    11.5
Internet Software & Services                  4.8
Real Estate Management & Development          4.4
Transportation Infrastructure                 3.0
Metals & Mining                               2.9
Independent Power Producers & Energy
  Traders                                     2.5
Food Products                                 2.3
Diversified Telecommunication Services        2.2
Construction & Engineering                    1.7
Electrical Equipment                          1.6
Marine                                        1.5
Automobiles                                   1.4
Construction Materials                        1.2
Hotels, Restaurants & Leisure                 0.9
Chemicals                                     0.8
Distributors                                  0.7
Energy Equipment & Services                   0.6
Communications Equipment                      0.5
Computers & Peripherals                       0.5
Industrial Conglomerates                      0.5
Multiline Retail                              0.5
Leisure Equipment & Products                  0.4
Software                                      0.4
Water Utilities                               0.4
Airlines                                      0.3
Beverages                                     0.3
Machinery                                     0.3
Paper & Forest Products                       0.3
Semiconductors & Semiconductor Equipment      0.3
Health Care Equipment & Supplies              0.2
Media                                         0.2
Road & Rail                                   0.2
Textiles, Apparel & Luxury Goods              0.2
Air Freight & Logistics                       0.1
Biotechnology                                 0.1
Household Durables                            0.1
IT Services                                   0.1
Commercial Services & Supplies                0.0**
Electronic Equipment, Instruments &
  Components                                  0.0**
Short Term Investments                        2.4
Other Assets & Liabilities                   (2.4)
----------------------------------------------------

TOTAL                                       100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            (Logo/semi-annual report)
               SPDR S&P Emerging Markets ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P EMERGING BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -26.52%     -26.99%                 -26.70%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.09%     -45.30%                 -47.04%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -30.23%     -30.10%                 -32.29%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P EMERGING BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.09%     -45.30%                 -47.04%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -16.23%     -16.15%                 -17.46%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
         SPDR S&P Emerging Markets ETF--PERFORMANCE SUMMARY (continued)



     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     SPDR S&P EMERGING MARKETS ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P        S&P EMERGING
                             EMERGING MARKETS      BMI INDEX
                                  ETF (A)             (B)
                             ----------------    ------------
                                   10000             10000
3/20/07                            10338             10389
4/30/07                            10818             10863
5/31/07                            11294             11357
6/30/07                            11823             11927
7/31/07                            12305             12467
8/31/07                            12156             12226
9/30/07                            13520             13574
10/31/07                           15145             15077
11/30/07                           14085             14145
12/31/07                           14134             14293
1/31/08                            12448             12515
2/29/08                            13329             13473
3/31/08                            12706             12785
4/30/08                            13774             13743
5/31/08                            14123             14065
6/30/08                            12780             12675
7/31/08                            12302             12202
8/31/08                            11498             11337
9/30/08                             9495              9237
10/31/08                            6968              6706
11/30/08                            6536              6276
12/31/08                            6946              6652
1/31/09                             6404              6197
2/28/09                             6197              6003
3/31/09                             6977              6771

                            [Logo/semi-annual report]
                SPDR S&P Emerging Markets ETF--PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         PETROLEO BRASILEIRO   GAZPROM OAO ADR   CHINA MOBILE, LTD.   COMPANHIA VALE DO  TAIWAN SEMICONDUCTOR
                      SA ADR                                                       RIO DOCE ADR       MANUFACTURING CO.,
                                                                                                      LTD. ADR
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $2,086,860            1,368,858         1,267,258            1,234,540          1,208,223
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   4.4%                  2.9               2.7                  2.6                2.5
 --------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  16.4%
Commercial Banks                             13.2
Metals & Mining                               9.7
Wireless Telecommunication Services           8.4
Semiconductors & Semiconductor Equipment      4.1
Diversified Telecommunication Services        3.2
Pharmaceuticals                               2.8
Insurance                                     2.7
Computers & Peripherals                       2.3
Chemicals                                     2.0
Beverages                                     1.9
Construction & Engineering                    1.9
Electric Utilities                            1.9
Food Products                                 1.5
Industrial Conglomerates                      1.5
Real Estate Management & Development          1.5
Electronic Equipment, Instruments &
  Components                                  1.4
Diversified Financial Services                1.3
Construction Materials                        1.2
Food & Staples Retailing                      1.1
Independent Power Producers & Energy
  Traders                                     1.1
IT Services                                   1.1
Internet Software & Services                  1.0
Transportation Infrastructure                 1.0
Automobiles                                   0.9
Media                                         0.9
Specialty Retail                              0.9
Hotels, Restaurants & Leisure                 0.8
Multiline Retail                              0.8
Electrical Equipment                          0.6
Energy Equipment & Services                   0.5
Household Products                            0.5
Capital Markets                               0.4
Household Durables                            0.4
Leisure Equipment & Products                  0.4
Marine                                        0.4
Software                                      0.4
Thrifts & Mortgage Finance                    0.4
Airlines                                      0.3
Communications Equipment                      0.3
Gas Utilities                                 0.3
Machinery                                     0.3
Tobacco                                       0.3
Distributors                                  0.2
Personal Products                             0.2
Textiles, Apparel & Luxury Goods              0.2
Water Utilities                               0.2
Aerospace & Defense                           0.1
Building Products                             0.1
Health Care Providers & Services              0.1
Paper & Forest Products                       0.1
Road & Rail                                   0.1
Trading Companies & Distributors              0.1
Air Freight & Logistics                       0.0**
Biotechnology                                 0.0**
Consumer Finance                              0.0**
Professional Services                         0.0**
Short Term Investments                       11.4
Other Assets & Liabilities                   (6.8)
----------------------------------------------------

TOTAL                                       100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            [Logo/semi-annual report]
                    SPDR S&P BRIC 40 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BRIC 40 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BRIC 40 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -25.38%     -25.60%                 -25.46%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.22%     -45.29%                 -45.15%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -36.84%     -36.83%                 -36.56%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             S&P BRIC 40 INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.22%     -45.29%                 -45.15%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -22.71%     -22.70%                 -22.52%
 ---------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
              SPDR S&P BRIC 40 ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BRIC 40 ETF (Based on Net Asset Value)


 [Line Graph]

                               SPDR S&P    S&P BRIC
                                BRIC 40    40 INDEX
                                ETF (A)       (B)
                               --------    --------
6/19/07                          10000       10000
7/31/07                          10544       10542
8/31/07                          10727       10732
9/30/07                          12538       12554
10/31/07                         14703       14711
11/30/07                         13469       13499
12/31/07                         13469       13504
1/31/08                          11350       11379
2/29/08                          12339       12375
3/31/08                          11530       11565
4/30/08                          13089       13139
5/31/08                          13661       13731
6/30/08                          12418       12473
7/31/08                          11672       11722
8/31/08                          10591       10639
9/30/08                           8464        8510
10/31/08                          6165        6173
11/30/08                          5882        5893
12/31/08                          6058        6073
1/31/09                           5625        5640
2/28/09                           5560        5576
3/31/09                           6316        6344

                            [Logo/semi-annual report]
                     SPDR S&P BRIC 40 ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   CHINA MOBILE, LTD.  GAZPROM OAO ADR  PETROLEO           CHINA LIFE           INDUSTRIAL &
                                                                     BRASILEIRO SA ADR  INSURANCE CO., LTD.  COMMERCIAL
                                                                                                             BANK OF CHINA
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $10,177,258         9,756,376        8,155,235          6,970,503            6,701,760
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             8.4%                8.1              6.8                5.8                  5.6
 -----------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                   38.1%
Commercial Banks                              22.7
Wireless Telecommunication Services            9.7
Metals & Mining                                7.7
Insurance                                      7.6
Diversified Telecommunication Services         4.6
IT Services                                    2.8
Real Estate Management & Development           1.7
Beverages                                      1.6
Construction & Engineering                     1.1
Internet Software & Services                   1.1
Electric Utilities                             1.0
Transportation Infrastructure                  0.0**
Short Term Investments                        14.4
Other Assets & Liabilities                   (14.1)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            [Logo/semi-annual report]
                SPDR S&P Emerging Europe ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           S&P EUROPEAN EMERGING
                                             VALUE       VALUE             CAPPED BMI INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -45.45%     -49.95%                 -48.33%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -62.02%     -62.35%                 -65.41%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -56.89%     -57.01%                 -59.17%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           S&P EUROPEAN EMERGING
                                             VALUE       VALUE             CAPPED BMI INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -62.02%     -62.35%                 -65.41%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -33.90%     -33.98%                 -35.65%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
          SPDR S&P Emerging Europe ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING EUROPE ETF (Based on Net Asset Value)


 [Line Graph]

                                                  S&P EUROPEAN
                                 SPDR S&P       EMERGING CAPPED
                             EMERGING EUROPE       BMI INDEX
                                 ETF (A)              (B)
                             ---------------    ---------------
                                  10000              10000
3/20/07                           10597              10577
4/30/07                           10796              10655
5/31/07                           10316              10385
6/30/07                           11059              11109
7/31/07                           11386              11588
8/31/07                           10877              11120
9/30/07                           11873              12055
10/31/07                          12861              13155
11/30/07                          12585              13063
12/31/07                          13045              13553
1/31/08                           10898              11377
2/29/08                           11418              12109
3/31/08                           11351              11803
4/30/08                           11695              12140
5/31/08                           13053              13562
6/30/08                           12152              12547
7/31/08                           11429              11601
8/31/08                            9822              10020
9/30/08                            7902               7900
10/31/08                           5424               5140
11/30/08                           4677               4420
12/31/08                           4541               4254
1/31/09                            3822               3611
2/28/09                            3723               3424
3/31/09                            4311               4083

                            [Logo/semi-annual report]
                 SPDR S&P Emerging Europe ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   GAZPROM OAO ADR  LUKOIL ADR  SURGUTNEFTEGAZ ADR  OAO ROSNEFT OIL CO. GDR  ROSTELECOM ADR
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $7,259,185       3,983,813   2,420,664           1,510,663                1,369,124
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             19.9%            10.9        6.6                 4.1                      3.8
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                  50.8%
Commercial Banks                             11.4
Metals & Mining                              11.2
Diversified Telecommunication Services       10.7
Electric Utilities                            3.3
Wireless Telecommunication Services           2.2
Industrial Conglomerates                      1.2
Pharmaceuticals                               1.2
Media                                         1.1
Beverages                                     0.9
Household Durables                            0.9
Airlines                                      0.6
Construction & Engineering                    0.6
Diversified Financial Services                0.5
Real Estate Management & Development          0.5
Chemicals                                     0.4
Software                                      0.4
Energy Equipment & Services                   0.3
Auto Components                               0.2
Building Products                             0.2
Distributors                                  0.2
Electronic Equipment, Instruments &
  Components                                  0.2
Hotels, Restaurants & Leisure                 0.2
Insurance                                     0.2
Biotechnology                                 0.1
Short Term Investments                        3.4
Other Assets & Liabilities                   (2.9)
----------------------------------------------------

TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
            SPDR S&P Emerging Latin America ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P LATIN AMERICA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -33.32%     -33.36%                 -31.24%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -49.29%     -49.81%                 -48.21%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -27.38%     -27.51%                 -25.19%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P LATIN AMERICA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -49.29%     -49.81%                 -48.21%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -14.56%     -14.64%                 -13.30%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
      SPDR S&P Emerging Latin America ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING LATIN AMERICA ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P
                              EMERGING LATIN     S&P LATIN
                                AMERICA ETF     AMERICA BMI
                                    (A)          INDEX (B)
                              --------------    -----------
                                   10000           10000
3/20/07                            10333           10407
4/30/07                            10966           11050
5/31/07                            12152           12210
6/30/07                            12423           12580
7/31/07                            12578           12803
8/31/07                            12197           12391
9/30/07                            13649           13850
10/31/07                           15186           15452
11/30/07                           14298           14592
12/31/07                           14333           14711
1/31/08                            13706           13749
2/29/08                            14803           14980
3/31/08                            14321           14446
4/30/08                            15689           15782
5/31/08                            16913           17185
6/30/08                            15541           15887
7/31/08                            14349           14705
8/31/08                            13240           13505
9/30/08                            10890           10880
10/31/08                            7326            7448
11/30/08                            6870            6967
12/31/08                            7099            7139
1/31/09                             7014            7151
2/28/09                             6614            6792
3/31/09                             7262            7481

                            [Logo/semi-annual report]
             SPDR S&P Emerging Latin America ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   PETROLEO BRASILEIRO  COMPANHIA VALE DO RIO  AMERICA MOVIL  ITAU UNIBANCO BANCO  BANCO BRADESCO
                                SA ADR               DOCE ADR               SAB DE CV      MULTIPLO SA ADR      SA ADR
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $7,993,688           4,962,047              3,204,873      2,657,429            1,687,584
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             16.6%                10.3                   6.7            5.5                  3.5
 -----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Metals & Mining                               20.7%
Oil, Gas & Consumable Fuels                   17.1
Commercial Banks                              15.5
Wireless Telecommunication Services            7.7
Beverages                                      4.9
Diversified Telecommunication Services         4.3
Electric Utilities                             4.3
Food & Staples Retailing                       3.0
Industrial Conglomerates                       2.5
Food Products                                  2.1
Independent Power Producers & Energy
  Traders                                      2.0
Multiline Retail                               2.0
Media                                          1.9
Construction Materials                         1.2
Paper & Forest Products                        1.2
Energy Equipment & Services                    1.1
Household Durables                             1.0
Household Products                             0.9
Transportation Infrastructure                  0.9
Airlines                                       0.6
Tobacco                                        0.6
Biotechnology                                  0.5
Chemicals                                      0.5
Construction & Engineering                     0.5
Water Utilities                                0.5
Aerospace & Defense                            0.4
Building Products                              0.3
Internet & Catalog Retail                      0.3
Real Estate Management & Development           0.2
Short Term Investments                        27.6
Other Assets & Liabilities                   (26.3)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
         SPDR S&P Emerging Middle East & Africa ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P MID-EAST & AFRICA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -21.88%     -21.77%                 -21.62%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -32.56%     -32.52%                 -34.27%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -27.04%     -26.36%                 -24.27%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET      S&P MID-EAST & AFRICA BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -32.56%     -32.52%                 -34.27%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -14.36%     -13.97%                 -12.78%
 ---------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
   SPDR S&P Emerging Middle East & Africa ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF (Based on Net Asset Value)


 [Line Graph]

                                  SPDR S&P
                              EMERGING MIDDLE    S&P MID-EAST
                                   EAST &          & AFRICA
                                 AFRICA ETF        BMI INDEX
                                    (A)               (B)
                              ---------------    ------------
                                   10000             10000
3/20/07                            10453             10469
4/30/07                            11246             11263
5/31/07                            11081             11158
6/30/07                            10892             11037
7/31/07                            10944             11092
8/31/07                            10878             10957
9/30/07                            11584             11653
10/31/07                           12811             12921
11/30/07                           12178             12474
12/31/07                           12042             12467
1/31/08                            10889             11424
2/29/08                            11521             12178
3/31/08                            10818             11523
4/30/08                            11773             12305
5/31/08                            12015             12508
6/30/08                            11245             11640
7/31/08                            11261             11555
8/31/08                            10780             11029
9/30/08                             9340              9663
10/31/08                            7178              7372
11/30/08                            6861              7078
12/31/08                            7611              7819
1/31/09                             6785              7020
2/28/09                             6635              6886
3/31/09                             7296              7573

                            [Logo/semi-annual report]
          SPDR S&P Emerging Middle East & Africa ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------

                                TEVA PHARMACEUTICAL                   SASOL, LTD.  IMPALA PLATINUM  STANDARD BANK
  DESCRIPTION                   INDUSTRIES, LTD.     MTN GROUP, LTD.               HOLDINGS, LTD.   GROUP, LTD.
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $11,217,626          5,237,767        5,127,781    2,829,530        2,648,161
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             13.7%                6.4              6.3          3.5              3.2
 --------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH, 31 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              15.7%
Pharmaceuticals                               15.1
Metals & Mining                               14.5
Wireless Telecommunication Services            7.2
Oil, Gas & Consumable Fuels                    6.5
Diversified Financial Services                 5.1
Industrial Conglomerates                       3.3
Chemicals                                      3.1
Diversified Telecommunication Services         3.0
Real Estate Management & Development           2.7
Media                                          2.6
Food & Staples Retailing                       2.4
Construction & Engineering                     2.3
Specialty Retail                               2.0
Insurance                                      1.8
Software                                       1.5
Aerospace & Defense                            1.4
Construction Materials                         1.3
Food Products                                  1.1
Capital Markets                                0.9
Communications Equipment                       0.8
Health Care Providers & Services               0.5
Household Durables                             0.5
Multiline Retail                               0.5
Tobacco                                        0.5
Distributors                                   0.4
Electrical Equipment                           0.3
Hotels, Restaurants & Leisure                  0.3
Marine                                         0.3
Semiconductors & Semiconductor Equipment       0.3
Electronic Equipment, Instruments &
  Components                                   0.2
Paper & Forest Products                        0.2
Health Care Equipment & Supplies               0.1
Internet Software & Services                   0.1
Trading Companies & Distributors               0.1
Short Term Investments                         2.3
Other Assets & Liabilities                    (0.9)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
                  SPDR S&P World ex-US ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P WORLD EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.34%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       S&P DEVELOPED EX-US BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -29.95%     -31.17%                 -31.16%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.39%     -45.25%                 -46.47%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -48.83%     -48.47%                 -49.63%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET       S&P DEVELOPED EX-US BMI INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.39%     -45.25%                 -46.47%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -29.10%     -28.85%                 -29.70%
 ---------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
            SPDR S&P World ex-US ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P WORLD EX-US ETF (Based on Net Asset Value)


 [Line Graph]

                                SPDR S&P     S&P DEVELOPED
                              WORLD EX-US      EX-US BMI
                                ETF (A)        INDEX (B)
                              -----------    -------------
                                 10000           10000
4/20/07                           9983            9986
5/31/07                          10192           10231
6/30/07                          10235           10245
7/31/07                          10134           10161
8/31/07                           9937            9960
9/30/07                          10456           10494
10/31/07                         10901           10978
11/30/07                         10474           10498
12/31/07                         10239           10286
1/31/08                           9333            9330
2/29/08                           9496            9540
3/31/08                           9371            9404
4/30/08                           9866            9899
5/31/08                          10032           10067
6/30/08                           9230            9269
7/31/08                           8901            8933
8/31/08                           8522            8557
9/30/08                           7305            7312
10/31/08                          5848            5731
11/30/08                          5528            5409
12/31/08                          5854            5738
1/31/09                           5335            5229
2/28/09                           4777            4693
3/31/09                           5117            5037

                            [Logo/semi-annual report]
                   SPDR S&P World ex-US ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BP PLC       NESTLE SA     TOTAL SA     SAMSUNG ELECTRONICS     ROCHE HOLDING AG
                                                                                   CO.,LTD. GDR
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $671,108     667,025       603,773      587,423                 542,074
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.4%         1.4           1.3          1.2                     1.1
 ------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              12.4%
Oil, Gas & Consumable Fuels                    9.4
Pharmaceuticals                                6.5
Metals & Mining                                5.5
Diversified Telecommunication Services         3.8
Insurance                                      3.8
Electric Utilities                             3.2
Chemicals                                      3.1
Automobiles                                    2.9
Food Products                                  2.8
Food & Staples Retailing                       2.3
Wireless Telecommunication Services            2.2
Machinery                                      2.1
Capital Markets                                1.8
Media                                          1.8
Real Estate Management & Development           1.8
Semiconductors & Semiconductor Equipment       1.8
Multi-Utilities                                1.7
Industrial Conglomerates                       1.6
Construction & Engineering                     1.4
Electrical Equipment                           1.4
Electronic Equipment, Instruments &
  Components                                   1.3
Road & Rail                                    1.3
Beverages                                      1.2
Diversified Financial Services                 1.2
Hotels, Restaurants & Leisure                  1.2
Real Estate Investment Trusts                  1.1
Trading Companies & Distributors               1.1
Communications Equipment                       1.0
Specialty Retail                               1.0
Household Durables                             0.9
Health Care Equipment & Supplies               0.8
Textiles, Apparel & Luxury Goods               0.8
Tobacco                                        0.8
Auto Components                                0.7
Building Products                              0.7
Commercial Services & Supplies                 0.7
Professional Services                          0.7
Software                                       0.7
Aerospace & Defense                            0.6
Energy Equipment & Services                    0.6
Gas Utilities                                  0.6
IT Services                                    0.6
Marine                                         0.6
Airlines                                       0.5
Computers & Peripherals                        0.5
Multiline Retail                               0.5
Office Electronics                             0.5
Health Care Providers & Services               0.4
Household Products                             0.4
Transportation Infrastructure                  0.4
Air Freight & Logistics                        0.3
Construction Materials                         0.3
Biotechnology                                  0.2
Distributors                                   0.2
Life Sciences Tools & Services                 0.2
Personal Products                              0.2
Consumer Finance                               0.1
Independent Power Producers & Energy
  Traders                                      0.1
Leisure Equipment & Products                   0.1
Paper & Forest Products                        0.1
Internet & Catalog Retail                      0.0**
Thrifts & Mortgage Finance                     0.0**
Short Term Investments                        16.7
Other Assets & Liabilities                   (15.2)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            [Logo/semi-annual report]
            SPDR S&P International Small Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                    S&P DEVELOPED EX-US UNDER USD2
                                           NET ASSET    MARKET               BILLION INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -30.69%     -32.65%                 -29.87%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -48.32%     -48.63%                 -48.18%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -52.69%     -52.75%                 -53.58%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                                                    S&P DEVELOPED EX-US UNDER USD2
                                           NET ASSET    MARKET               BILLION INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -48.32%     -48.63%                 -48.18%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -31.91%     -31.95%                 -32.55%
 ---------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
      SPDR S&P International Small Cap ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL SMALL CAP ETF (Based on Net Asset Value)


 [Line Graph]

                                   SPDR S&P         S&P DEVELOPED
                             INTERNATIONAL SMALL     EX-US UNDER
                                   CAP ETF           USD2 BILLION
                                     (A)                 (B)
                             -------------------    -------------
                                    10000               10000
4/20/07                             10053               10043
5/31/07                             10261               10278
6/30/07                             10250               10298
7/31/07                             10368               10393
8/31/07                              9927                9903
9/30/07                             10315               10276
10/31/07                            10886               10811
11/30/07                            10054                9958
12/31/07                             9776                9692
1/31/08                              8878                8764
2/29/08                              9238                9169
3/31/08                              9154                8958
4/30/08                              9356                9164
5/31/08                              9522                9406
6/30/08                              8849                8743
7/31/08                              8484                8316
8/31/08                              8104                7885
9/30/08                              6826                6620
10/31/08                             5150                4968
11/30/08                             4922                4746
12/31/08                             5332                5128
1/31/09                              4968                4843
2/28/09                              4440                4337
3/31/09                              4731                4642

                            [Logo/semi-annual report]
             SPDR S&P International Small Cap ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -------------------------------------------------------------------------------------------------------------------------

                                NANKAI ELECTRIC    SHOCHIKU CO., LTD.  CAFE DE CORAL   IAMGOLD CORP.
  DESCRIPTION                   RAILWAY CO., LTD.                      HOLDINGS, LTD.                 UNI-SELECT, INC.
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $2,181,239         1,971,894           1,924,332       1,549,800      1,508,031
 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             0.9%               0.8                 0.8             0.6            0.6
 -------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               6.3%
Metals & Mining                                5.4
Real Estate Management & Development           5.2
Commercial Services & Supplies                 4.3
Machinery                                      4.3
Electronic Equipment, Instruments &
  Components                                   3.8
Specialty Retail                               3.7
Chemicals                                      3.6
Hotels, Restaurants & Leisure                  3.5
Food Products                                  3.2
Media                                          3.2
Construction & Engineering                     3.1
Oil, Gas & Consumable Fuels                    3.1
Pharmaceuticals                                3.1
Capital Markets                                2.6
Health Care Equipment & Supplies               2.5
Road & Rail                                    2.3
Household Durables                             2.0
Textiles, Apparel & Luxury Goods               1.7
Electrical Equipment                           1.6
Software                                       1.6
Building Products                              1.5
Health Care Providers & Services               1.4
Industrial Conglomerates                       1.4
Insurance                                      1.4
Multiline Retail                               1.4
Professional Services                          1.4
Trading Companies & Distributors               1.3
Auto Components                                1.2
IT Services                                    1.2
Construction Materials                         1.0
Paper & Forest Products                        1.0
Semiconductors & Semiconductor Equipment       1.0
Beverages                                      0.9
Internet Software & Services                   0.9
Communications Equipment                       0.8
Distributors                                   0.8
Transportation Infrastructure                  0.8
Aerospace & Defense                            0.7
Biotechnology                                  0.7
Consumer Finance                               0.7
Containers & Packaging                         0.7
Diversified Consumer Services                  0.7
Gas Utilities                                  0.7
Food & Staples Retailing                       0.6
Airlines                                       0.5
Diversified Financial Services                 0.5
Energy Equipment & Services                    0.5
Marine                                         0.5
Automobiles                                    0.4
Thrifts & Mortgage Finance                     0.3
Computers & Peripherals                        0.2
Electric Utilities                             0.2
Independent Power Producers & Energy
  Traders                                      0.2
Internet & Catalog Retail                      0.2
Leisure Equipment & Products                   0.2
Air Freight & Logistics                        0.1
Short Term Investments                        16.9
Other Assets & Liabilities                   (15.0)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR Dow Jones International Real Estate ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ----------------------------------------------------------------------------------------

                                               CUMULATIVE TOTAL RETURN
                           --------------------------------------------------------------
                            NET ASSET    MARKET     DOW JONES GLOBAL EX-U.S. SELECT REAL
                              VALUE       VALUE            ESTATE SECURITIES INDEX
 ----------------------------------------------------------------------------------------
    SIX MONTHS               -40.93%     -40.87%                   -40.87%
 ----------------------------------------------------------------------------------------
    ONE YEAR                 -56.44%     -56.35%                   -56.59%
 ----------------------------------------------------------------------------------------
    SINCE INCEPTION (1)      -60.66%     -60.31%                   -60.50%
 ----------------------------------------------------------------------------------------





 ----------------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURN
                           --------------------------------------------------------------
                            NET ASSET    MARKET     DOW JONES GLOBAL EX-U.S. SELECT REAL
                              VALUE       VALUE            ESTATE SECURITIES INDEX
 ----------------------------------------------------------------------------------------
    ONE YEAR                 -56.44%     -56.35%                   -56.59%
 ----------------------------------------------------------------------------------------
    SINCE INCEPTION (1)      -33.42%     -33.17%                   -33.31%
 ----------------------------------------------------------------------------------------




 (1) For the period December 15, 2006 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR Dow Jones International Real Estate ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF (Based on Net Asset Value)


 [Line Graph]

                                 DOW JONES          DOW JONES
                                  SPDR DJ         GLOBAL EX-U.S.
                               INTERNATIONAL       SELECT REAL
                                REAL ESTATE     ESTATE SECURITIES
                                  ETF(A)             INDEX(B)
                              --------------    -----------------
                                   10000              10000
12/15/06                           10401              10397
1/31/07                            10546              10576
2/28/07                            10836              10871
3/31/07                            11149              11207
4/30/07                            11390              11448
5/31/07                            11605              11670
6/30/07                            10857              10949
7/31/07                            10297              10383
8/31/07                            10270              10341
9/30/07                            10809              10900
10/31/07                           11009              11112
11/30/07                           10174              10274
12/31/07                            9682               9785
1/31/08                             9171               9257
2/29/08                             9207               9285
3/31/08                             9032               9098
4/30/08                             9451               9510
5/31/08                             9251               9313
6/30/08                             8218               8251
7/31/08                             8103               8145
8/31/08                             7736               7770
9/30/08                             6661               6680
10/31/08                            4963               4954
11/30/08                            4534               4530
12/31/08                            4733               4734
1/31/09                             4281               4288
2/28/09                             3682               3691
3/31/09                             3934               3950

                            [Logo/semi-annual report]
         SPDR Dow Jones International Real Estate ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   WESTFIELD GROUP   UNIBAIL-RODAMCO   MITSUI FUDOSAN  BROOKFIELD ASSET  LAND SECURITIES GROUP PLC
                                                                    CO., LTD.       MANAGEMENT, INC.
                                                                                    (CLASS A)
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $42,788,615       34,226,188        28,044,264      21,106,637        14,153,608
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS...........  10.0%             8.0               6.5             4.9               3.3
 --------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Retail REITs                                  37.2%
Real Estate Management & Development          31.6
Office REITs                                  14.8
Diversified REITs                             11.8
Industrial REITs                               2.1
Residential REITs                              0.7
Specialized REITs                              0.4
Short Term Investments                        17.9
Other Assets & Liabilities                   (16.5)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
     SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MACQUARIE GLOBAL
                                             VALUE       VALUE         INFRASTRUCTURE 100 INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -26.49%     -27.51%                 -26.32%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -37.85%     -38.31%                 -37.58%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -30.12%     -30.22%                 -29.17%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MACQUARIE GLOBAL
                                             VALUE       VALUE         INFRASTRUCTURE 100 INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -37.85%     -38.31%                 -37.58%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -15.15%     -15.21%                 -14.62%
 ---------------------------------------------------------------------------------------------------




 (1) For the period January 25, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PERFORMANCE SUMMARY
                                   (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR FTSE/
                              MACQUARIE GLOBAL      MACQUARIE GLOBAL
                             INFRASTRUCTURE 100    INFRASTRUCTURE 100
                                   ETF(A)               INDEX(B)
                             ------------------    ------------------
                                    10000                 10000
1/25/07                             10090                 10089
2/28/07                             10275                 10277
3/31/07                             10685                 10692
4/30/07                             11114                 11125
5/31/07                             11384                 11425
6/30/07                             11080                 11120
7/31/07                             10715                 10754
8/31/07                             10894                 10949
9/30/07                             11443                 11508
10/31/07                            12134                 12217
11/30/07                            12294                 12386
12/31/07                            12245                 12343
1/31/08                             11364                 11453
2/29/08                             11313                 11411
3/31/08                             11244                 11348
4/30/08                             11653                 11778
5/31/08                             12075                 12219
6/30/08                             11616                 11756
7/31/08                             11176                 11313
8/31/08                             10800                 10933
9/30/08                              9506                  9614
10/31/08                             8164                  8251
11/30/08                             8014                  8108
12/31/08                             8386                  8500
1/31/09                              7858                  7968
2/28/09                              6946                  7044
3/31/09                              6988                  7083

                            [Logo/semi-annual report]
      SPDR FTSE/Macquarie Global Infrastructure 100 ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GDF SUEZ       E.ON AG       IBERDROLA SA     EXELON CORP.     RWE AG
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $3,561,942     3,518,555     2,209,690        1,890,493        1,736,840
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        6.3%           6.2           3.9              3.3              3.1
 ----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Electric Utilities                            51.9%
Multi-Utilities                               28.2
Oil, Gas & Consumable Fuels                    5.4
Gas Utilities                                  5.0
Independent Power Producers & Energy
  Traders                                      3.7
Transportation Infrastructure                  2.7
Wireless Telecommunication Services            1.8
Water Utilities                                0.9
Short Term Investments                        23.4
Other Assets & Liabilities                   (23.0)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
                  SPDR MSCI ACWI ex-US ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.34%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MSCI ALL COUNTRY
                                             VALUE       VALUE            WORLD INDEX EX USA
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -29.84%     -31.02%                 -30.54%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.19%     -45.21%                 -46.18%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -40.89%     -40.86%                 -41.09%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET             MSCI ALL COUNTRY
                                             VALUE       VALUE            WORLD INDEX EX USA
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -45.19%     -45.21%                 -46.18%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -21.07%     -21.06%                 -21.20%
 ---------------------------------------------------------------------------------------------------




 (1) For the period January 10, 2007 to March 31, 2009.

                            [Logo/semi-annual report]
            SPDR MSCI ACWI ex-US ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR MSCI ACWI EX-US ETF (Based on Net Asset Value)


 [Line Graph]

                                               MSCI ALL
                               SPDR MSCI    COUNTRY WORLD
                              ACWI EX-US       INDEX EX
                                ETF (A)        USA (B)
                              ----------    -------------
                                 10000          10000
1/10/07                          10306          10315
2/28/07                          10362          10378
3/31/07                          10657          10671
4/30/07                          11140          11166
5/31/07                          11421          11472
6/30/07                          11494          11569
7/31/07                          11402          11537
8/31/07                          11227          11359
9/30/07                          11955          12112
10/31/07                         12607          12788
11/30/07                         12042          12214
12/31/07                         11861          12037
1/31/08                          10763          10871
2/29/08                          11010          11187
3/31/08                          10783          10945
4/30/08                          11457          11618
5/31/08                          11658          11819
6/30/08                          10709          10850
7/31/08                          10296          10462
8/31/08                           9837           9975
9/30/08                           8424           8480
10/31/08                          6670           6613
11/30/08                          6266           6234
12/31/08                          6608           6590
1/31/09                           6028           6010
2/28/09                           5457           5451
3/31/09                           5911           5891

                            [Logo/semi-annual report]
                   SPDR MSCI ACWI ex-US ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              NESTLE SA      BP PLC        TOTAL SA      ROCHE HOLDING AG     VODAFONE GROUP PLC
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $2,806,581     2,803,348     2,190,250     2,046,034            2,005,916
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.5%           1.5           1.2           1.1                  1.1
 --------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              12.6%
Oil, Gas & Consumable Fuels                   12.0
Pharmaceuticals                                6.8
Metals & Mining                                5.9
Diversified Telecommunication Services         4.7
Insurance                                      3.6
Wireless Telecommunication Services            3.1
Electric Utilities                             2.9
Automobiles                                    2.7
Chemicals                                      2.7
Food Products                                  2.7
Semiconductors & Semiconductor Equipment       2.3
Food & Staples Retailing                       2.0
Media                                          1.8
Capital Markets                                1.7
Machinery                                      1.7
Real Estate Management & Development           1.7
Electronic Equipment, Instruments &
  Components                                   1.6
Beverages                                      1.5
Industrial Conglomerates                       1.5
Road & Rail                                    1.5
Multi-Utilities                                1.3
Communications Equipment                       1.1
Construction & Engineering                     1.0
Electrical Equipment                           1.0
Household Durables                             1.0
Trading Companies & Distributors               1.0
Real Estate Investment Trusts (REITs)          0.9
Tobacco                                        0.9
Diversified Financial Services                 0.8
Transportation Infrastructure                  0.8
Hotels, Restaurants & Leisure                  0.7
Software                                       0.7
Textiles, Apparel & Luxury Goods               0.7
Auto Components                                0.6
Building Products                              0.6
Gas Utilities                                  0.6
Independent Power Producers & Energy
  Traders                                      0.6
Aerospace & Defense                            0.5
Commercial Services & Supplies                 0.5
Health Care Equipment & Supplies               0.5
IT Services                                    0.5
Marine                                         0.5
Office Electronics                             0.5
Specialty Retail                               0.5
Construction Materials                         0.4
Multiline Retail                               0.4
Professional Services                          0.4
Air Freight & Logistics                        0.3
Computers & Peripherals                        0.3
Energy Equipment & Services                    0.3
Household Products                             0.3
Airlines                                       0.2
Biotechnology                                  0.2
Consumer Finance                               0.2
Distributors                                   0.2
Health Care Providers & Services               0.2
Internet Software & Services                   0.2
Personal Products                              0.2
Containers & Packaging                         0.1
Leisure Equipment & Products                   0.1
Life Sciences Tools & Services                 0.1
Paper & Forest Products                        0.1
Water Utilities                                0.1
Short Term Investments                        15.2
Other Assets & Liabilities                   (14.3)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
            SPDR Russell/Nomura PRIME Japan ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        RUSSELL/NOMURA PRIME INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -22.67%     -23.43%                 -22.77%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -34.98%     -34.32%                 -34.84%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -39.63%     -39.00%                 -39.07%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        RUSSELL/NOMURA PRIME INDEX
                                             VALUE       VALUE
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -34.98%     -34.32%                 -34.84%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -19.03%     -18.67%                 -18.72%
 ---------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to March 31, 2009.

                            [Logo/semi-annual report]
      SPDR Russell/Nomura PRIME Japan ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA PRIME JAPAN ETF (Based on Net Asset Value)


 [Line Graph]

                              SPDR RUSSELL/
                               NOMURA PRIME    RUSSELL/ NOMURA
                               JAPAN ETF(A)     PRIME INDEX(B)
                              -------------    ---------------
                                  10000             10000
11/9/06                           10320             10323
12/31/06                          10514             10520
1/31/07                           10605             10611
2/28/07                           11002             11024
3/31/07                           10858             10898
4/7/07                            10656             10702
5/7/07                            10799             10848
6/7/07                            10765             10829
7/31/07                           10717             10796
8/31/07                           10421             10475
9/30/07                           10619             10686
10/31/07                          10604             10691
11/30/07                          10408             10507
12/31/07                           9988              9944
1/31/08                            9546              9614
2/29/08                            9600              9673
3/31/08                            9284              9351
4/30/08                            9897              9968
5/31/08                           10161             10228
6/30/08                            9462              9543
7/31/08                            9152              9228
8/31/08                            8782              8865
9/30/08                            7807              7888
10/31/08                           6714              6783
11/30/08                           6691              6748
12/31/08                           7243              7339
1/31/09                            6746              6806
2/28/09                            5898              5957
3/31/09                            6037              6093

                            [Logo/semi-annual report]
             SPDR Russell/Nomura PRIME Japan ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         TOYOTA MOTOR   MITSUBISHI UFJ          NIPPON TELEGRAPH &   NINTENDO CO., LTD.   HONDA MOTOR CO., LTD.
                      CORP.          FINANCIAL GROUP, INC.   TELEPHONE CORP.
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $387,813       261,205                 241,693              215,456              203,304
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   3.3%           2.2                     2.0                  1.8                  1.7
 -----------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               9.7%
Automobiles                                    6.6
Electric Utilities                             5.9
Electronic Equipment, Instruments &
  Components                                   5.2
Pharmaceuticals                                5.0
Chemicals                                      4.4
Machinery                                      4.4
Road & Rail                                    4.4
Trading Companies & Distributors               3.4
Household Durables                             3.2
Metals & Mining                                2.9
Wireless Telecommunication Services            2.5
Office Electronics                             2.3
Specialty Retail                               2.3
Insurance                                      2.2
Oil, Gas & Consumable Fuels                    2.2
Software                                       2.2
Diversified Telecommunication Services         2.0
Real Estate Management & Development           1.9
Auto Components                                1.8
Food & Staples Retailing                       1.8
Leisure Equipment & Products                   1.7
Capital Markets                                1.4
Commercial Services & Supplies                 1.3
Construction & Engineering                     1.3
Computers & Peripherals                        1.2
Electrical Equipment                           1.2
Semiconductors & Semiconductor Equipment       1.1
Beverages                                      1.0
Food Products                                  1.0
Building Products                              0.9
Household Products                             0.8
Airlines                                       0.7
Tobacco                                        0.7
Consumer Finance                               0.6
Gas Utilities                                  0.6
IT Services                                    0.6
Marine                                         0.6
Textiles, Apparel & Luxury Goods               0.6
Industrial Conglomerates                       0.5
Media                                          0.5
Health Care Equipment & Supplies               0.4
Multiline Retail                               0.4
Paper & Forest Products                        0.4
Personal Products                              0.4
Air Freight & Logistics                        0.3
Health Care Providers & Services               0.3
Hotels, Restaurants & Leisure                  0.3
Internet Software & Services                   0.3
Diversified Consumer Services                  0.2
Independent Power Producers & Energy
  Traders                                      0.2
Internet & Catalog Retail                      0.2
Transportation Infrastructure                  0.2
Communications Equipment                       0.1
Construction Materials                         0.1
Containers & Packaging                         0.1
Distributors                                   0.1
Diversified Financial Services                 0.1
Short Term Investments                        28.8
Other Assets & Liabilities                   (27.5)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
          SPDR Russell/Nomura Small Cap Japan ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.55%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           RUSSELL/NOMURA JAPAN
                                             VALUE       VALUE              SMALL CAP INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -13.89%     -14.24%                 -13.66%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -27.93%     -27.22%                 -27.94%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -35.66%     -34.82%                 -34.80%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           RUSSELL/NOMURA JAPAN
                                             VALUE       VALUE              SMALL CAP INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -27.93%     -27.22%                 -27.94%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -16.84%     -16.38%                 -16.38%
 ---------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to March 31, 2009.

                            [Logo/semi-annual report]
    SPDR Russell/Nomura Small Cap Japan ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (Based on Net Asset Value)


 [Line Graph]

                            SPDR RUSSELL/NOMURA
                                 SMALL CAP         RUSSELL/NOMURA JAPAN
                                 JAPAN ETF               SMALL CAP
                                    (A)                  INDEX (B)
                            -------------------    --------------------
                                   10000                   10000
11/9/06                            10421                   10352
12/31/06                           10437                   10359
1/31/07                            10616                   10517
2/28/07                            11009                   10853
3/31/07                            10935                   10749
4/30/07                            10679                   10523
5/31/07                            10437                   10327
6/30/07                            10449                   10402
7/31/07                            10447                   10403
8/31/07                             9969                    9916
9/30/07                             9943                    9946
10/31/07                           10045                   10112
11/30/07                            9759                    9829
12/31/07                            9229                    9185
1/31/08                             8783                    8924
2/29/08                             8868                    9016
3/31/08                             8927                    9047
4/30/08                             9077                    9187
5/31/08                             9383                    9452
6/30/08                             8851                    8918
7/31/08                             8560                    8668
8/31/08                             8245                    8324
9/30/08                             7471                    7550
10/31/08                            6769                    6816
11/30/08                            7048                    7096
12/31/08                            7582                    7699
1/31/09                             7138                    7226
2/28/09                             6185                    6262
3/31/09                             6434                    6520

                            [Logo/semi-annual report]
           SPDR Russell/Nomura Small Cap Japan ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   GS YUASA CORP.  MCDONALD'S HOLDINGS CO.  MOS FOOD SERVICES, INC.  FUJICCO CO., LTD.  HOKUTO CORP.
                                                (JAPAN), LTD.
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $662,943        542,181                  538,793                  513,621            488,303
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             1.0%            0.8                      0.8                      0.8                0.7
 ----------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               8.4%
Chemicals                                      7.3
Machinery                                      6.3
Food Products                                  5.7
Electronic Equipment, Instruments &
  Components                                   5.5
Metals & Mining                                4.7
Specialty Retail                               3.9
Construction & Engineering                     3.4
Textiles, Apparel & Luxury Goods               3.4
Building Products                              3.3
Auto Components                                3.1
Hotels, Restaurants & Leisure                  2.9
Commercial Services & Supplies                 2.8
Pharmaceuticals                                2.6
Trading Companies & Distributors               2.5
Media                                          2.3
Electrical Equipment                           2.2
Food & Staples Retailing                       1.9
IT Services                                    1.9
Health Care Equipment & Supplies               1.8
Capital Markets                                1.7
Household Durables                             1.7
Internet Software & Services                   1.5
Beverages                                      1.3
Communications Equipment                       1.3
Multiline Retail                               1.3
Oil, Gas & Consumable Fuels                    1.3
Real Estate Management & Development           1.3
Transportation Infrastructure                  1.1
Containers & Packaging                         0.9
Diversified Financial Services                 0.9
Personal Products                              0.9
Semiconductors & Semiconductor Equipment       0.9
Distributors                                   0.8
Construction Materials                         0.7
Software                                       0.7
Gas Utilities                                  0.6
Consumer Finance                               0.5
Paper & Forest Products                        0.4
Electric Utilities                             0.3
Household Products                             0.3
Insurance                                      0.3
Internet & Catalog Retail                      0.3
Leisure Equipment & Products                   0.3
Marine                                         0.3
Road & Rail                                    0.3
Computers & Peripherals                        0.2
Industrial Conglomerates                       0.2
Office Electronics                             0.2
Biotechnology                                  0.1
Energy Equipment & Services                    0.1
Professional Services                          0.1
Total Short Term Investments                  29.1
Other Assets & Liabilities                   (27.8)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
            SPDR S&P International Dividend ETF--PERFORMANCE SUMMARY


  The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.45%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P INTERNATIONAL DIVIDEND
                                             VALUE       VALUE            OPPORTUNITIES INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -36.47%     -37.32%                 -36.53%
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -55.50%     -55.42%                 -55.40%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -53.58%     -53.33%                 -53.74%
 ---------------------------------------------------------------------------------------------------





 ---------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET        S&P INTERNATIONAL DIVIDEND
                                             VALUE       VALUE            OPPORTUNITIES INDEX
 ---------------------------------------------------------------------------------------------------
    ONE YEAR                                -55.50%     -55.42%                 -55.40%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -49.25%     -49.01%                 -49.40%
 ---------------------------------------------------------------------------------------------------




 (1) For the period February 12, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
      SPDR S&P International Dividend ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL DIVIDEND ETF (Based on Net Asset Value)


 [Line Graph]

                                   SPDR S&P              S&P INTERNATIONAL
                            INTERNATIONAL DIVIDEND    DIVIDEND OPPORTUNITIES
                                    ETF(A)                   INDEX(B)
                            ----------------------    ----------------------
                                     10000                     10000
2/12/2008                            10577                     10510
3/31/2008                            10432                     10373
4/30/2008                            10433                     10393
5/31/2008                            10267                     10264
6/30/2008                             9266                      9239
7/31/2008                             8833                      8827
8/31/2008                             8777                      8776
9/30/2008                             7307                      7289
10/31/2008                            5256                      5236
11/30/2008                            4889                      4870
12/31/2008                            5260                      5246
1/31/2009                             4577                      4577
2/28/2009                             4092                      4084
3/31/2009                             4642                      4626

                            [Logo/semi-annual report]
             SPDR S&P International Dividend ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   COMMONWEALTH       WESFARMERS, LTD.  VOLVO AB (CLASS B)  METSO OYJ  TUPRAS-TURKIYE
                                BANK OF AUSTRALIA                                                   PETROL RAFINERILERI AS
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $1,465,324         1,389,629         1,321,778           1,175,154  1,083,581
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             4.4%               4.2               4.0                 3.5        3.3
 -----------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              17.8%
Oil, Gas & Consumable Fuels                   14.8
Media                                         10.7
Metals & Mining                                8.1
Machinery                                      8.0
Capital Markets                                6.7
Diversified Telecommunication Services         6.7
Food & Staples Retailing                       6.1
Airlines                                       4.2
Automobiles                                    3.2
Pharmaceuticals                                3.1
Electric Utilities                             2.7
Multiline Retail                               2.3
Multi-Utilities                                1.8
Food Products                                  1.1
Insurance                                      0.4
Beverages                                      0.3
Construction & Engineering                     0.3
Construction Materials                         0.2
Diversified Financial Services                 0.2
Wireless Telecommunication Services            0.2
Chemicals                                      0.1
Electronic Equipment, Instruments &
  Components                                   0.1
Paper & Forest Products                        0.1
Real Estate Management & Development           0.1
Professional Services                          0.0**
Textiles, Apparel & Luxury Goods               0.0**
Short Term Investments                        15.7
Other Assets & Liabilities                   (15.0)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            [Logo/semi-annual report]
             SPDR S&P International Mid Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.45%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                     S&P DEVELOPED EX-U.S. BETWEEN
                                           NET ASSET    MARKET       USD2 BILLION AND USD5 BILLION
                                             VALUE       VALUE                   INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -28.42%     -30.16%                 -29.53%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -47.42%     -47.21%                 -48.98%
 ---------------------------------------------------------------------------------------------------




 (1) For the period May 7, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
       SPDR S&P International Mid Cap ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL MID CAP ETF (Based on Net Asset Value)


 [Line Graph]

                                                    S&P DEVELOPED
                                                   EX-U.S. BETWEEN
                                  SPDR S&P          USD2 BILLION
                             INTERNATIONAL MID        AND USD5
                                 CAP ETF(A)       BILLION INDEX(B)
                             -----------------    ----------------
                                   10000                10000
5/7/2008                           10042                10041
6/30/2008                           9351                 9309
7/31/2008                           8917                 8876
8/31/2008                           8587                 8572
9/30/2008                           7346                 7241
10/31/2008                          5570                 5462
11/30/2008                          5401                 5254
12/31/2008                          5775                 5632
1/31/2009                           5371                 5217
2/28/2009                           4901                 4693
3/31/2009                           5258                 5102

                            [Logo/semi-annual report]
              SPDR S&P International Mid Cap ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         TOBU RAILWAY  KEIHIN ELECTRIC EXPRESS   BASELLANDSCHAFTLICHE   METRO, INC.   PSP SWISS PROPERTY AG
                      CO., LTD.     RAILWAY CO., LTD.         KANTONALBANK
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $106,095      93,713                    84,244                 78,924        78,350
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   1.5%          1.3                       1.2                    1.1           1.1
 ---------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               7.0%
Oil, Gas & Consumable Fuels                    5.0
Construction & Engineering                     4.8
Real Estate Investment Trusts                  4.8
Chemicals                                      4.2
Machinery                                      4.1
Insurance                                      3.8
Media                                          3.7
Road & Rail                                    3.5
Multiline Retail                               3.2
Food Products                                  3.1
Metals & Mining                                3.0
Electronic Equipment, Instruments &
  Components                                   2.5
Food & Staples Retailing                       2.4
Energy Equipment & Services                    2.1
Health Care Providers & Services               2.1
Industrial Conglomerates                       2.1
Diversified Financial Services                 2.0
Hotels, Restaurants & Leisure                  1.9
IT Services                                    1.9
Commercial Services & Supplies                 1.9
Health Care Equipment & Supplies               1.6
Leisure Equipment & Products                   1.6
Software                                       1.6
Diversified Telecommunication Services         1.5
Capital Markets                                1.4
Auto Components                                1.3
Household Durables                             1.3
Trading Companies & Distributors               1.2
Electrical Equipment                           1.2
Aerospace & Defense                            1.2
Electric Utilities                             1.1
Professional Services                          1.0
Real Estate Management & Development           1.0
Personal Products                              1.0
Beverages                                      0.9
Automobiles                                    0.8
Office Electronics                             0.8
Pharmaceuticals                                0.8
Diversified Consumer Services                  0.8
Building Products                              0.7
Construction Materials                         0.7
Computers & Peripherals                        0.6
Consumer Finance                               0.6
Independent Power Producers & Energy
  Traders                                      0.6
Containers & Packaging                         0.5
Biotechnology                                  0.5
Water Utilities                                0.5
Marine                                         0.4
Air Freight & Logistics                        0.4
Textiles, Apparel & Luxury Goods               0.4
Semiconductors & Semiconductor Equipment       0.3
Internet Software & Services                   0.3
Transportation Infrastructure                  0.3
Internet & Catalog Retail                      0.2
Paper & Forest Products                        0.2
Specialty Retail                               0.2
Distributors                                   0.1
Airlines                                       0.1
Household Products                             0.0**
Short Term Investment                         22.2
Other Assets & Liabilities                   (21.0)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets

                            [Logo/semi-annual report]
          SPDR S&P Emerging Markets Small Cap ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.65%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET           S&P EMERGING MARKETS
                                             VALUE       VALUE         UNDER USD2 BILLION INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -23.08%     -24.15%                 -23.00%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -51.91%     -51.97%                 -50.94%
 ---------------------------------------------------------------------------------------------------




 (1) For the period May 12, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
    SPDR S&P Emerging Markets Small Cap ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MARKETS SMALL CAP ETF (Based on Net Asset Value)


 [Line Graph]

                                 SPDR S&P         S&P EMERGING
                             EMERGING MARKETS    MARKETS UNDER
                                 SMALL CAP        USD2 BILLION
                                  ETF(A)            INDEX(A)
                             ----------------    -------------
                                   10000             10000
5/12/2008                           9836              9863
6/30/2008                           8629              8648
7/31/2008                           8394              8454
8/31/2008                           7948              7961
9/30/2008                           6252              6372
10/31/2008                          4594              4696
11/30/2008                          4320              4380
12/31/2008                          4682              4795
1/31/2009                           4358              4473
2/28/2009                           4267              4369
3/31/2009                           4809              4906

                            [Logo/semi-annual report]
           SPDR S&P Emerging Markets Small Cap ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION         CHINA BILLS FINANCE  ASPEN PHARMACARE   NICE SYSTEMS, LTD.   TECO ELECTRIC &       E.SUN FINANCIAL
                      CORP.                HOLDINGS, LTD.                          MACHINERY CO., LTD.   HOLDING CO., LTD.
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE      $127,516             102,075            82,363               75,902                73,278
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS   1.7%                 1.4                1.1                  1.0                   1.0
 -----------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                               6.3%
Electronic Equipment, Instruments &
  Components                                   6.3
Real Estate Management & Development           6.0
Food Products                                  5.4
Capital Markets                                4.8
Computers & Peripherals                        4.5
Semiconductors & Semiconductor Equipment       4.3
Metals & Mining                                3.9
Specialty Retail                               3.4
Construction & Engineering                     3.0
Textiles, Apparel & Luxury Goods               2.8
Pharmaceuticals                                2.6
Industrial Conglomerates                       2.5
Construction Materials                         2.3
Electrical Equipment                           2.3
Diversified Financial Services                 2.2
Marine                                         2.2
Oil, Gas & Consumable Fuels                    2.2
Hotels, Restaurants & Leisure                  2.1
Media                                          2.1
Chemicals                                      2.0
Paper & Forest Products                        1.9
Leisure Equipment & Products                   1.8
Electric Utilities                             1.7
Communications Equipment                       1.5
IT Services                                    1.4
Household Durables                             1.3
Machinery                                      1.3
Beverages                                      1.2
Transportation Infrastructure                  1.2
Automobiles                                    1.1
Internet Software & Services                   1.1
Multiline Retail                               1.0
Food & Staples Retailing                       0.9
Independent Power Producers & Energy
  Traders                                      0.9
Airlines                                       0.8
Building Products                              0.8
Software                                       0.8
Tobacco                                        0.8
Auto Components                                0.7
Consumer Finance                               0.6
Wireless Telecommunication Services            0.6
Diversified Telecommunication Services         0.5
Health Care Providers & Services               0.5
Air Freight & Logistics                        0.4
Diversified Consumer Services                  0.3
Insurance                                      0.3
Energy Equipment & Services                    0.2
Health Care Equipment & Supplies               0.2
Internet & Catalog Retail                      0.2
Short Term Investments                         0.4
Other Assets & Liabilities                     0.4
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
           SPDR Dow Jones Global Real Estate ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES GLOBAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          DOW JONES GLOBAL SELECT
                                             VALUE       VALUE       REAL ESTATE SECURITIES INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -50.95%     -50.69%                 -51.15%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -60.70%     -60.43%                 -60.50%
 ---------------------------------------------------------------------------------------------------




 (1) For the period May 7, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
     SPDR Dow Jones Global Real Estate ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DOW JONES GLOBAL REAL ESTATE ETF (Based on Net Asset Value)


 [Line Graph]

                                SPDR DOW           DOW JONES
                              JONES GLOBAL       GLOBAL SELECT
                               REAL ESTATE        REAL ESTATE
                                 ETF(A)       SECURITIES INDEX(B)
                              ------------    -------------------
                                  10000              10000
5/7/2008                           9840              10000
6/30/2008                          8747               8867
7/31/2008                          8791               8915
8/31/2008                          8671               8781
9/30/2008                          8012               8087
10/31/2008                         5669               5712
11/30/2008                         4734               4767
12/31/2008                         5218               5246
1/31/2009                          4511               4538
2/28/2009                          3727               3749
3/31/2009                          3930               3950

                            [Logo/semi-annual report]
            SPDR Dow Jones Global Real Estate ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   WESTFEILD GROUP  UNIBAIL-RODAMCO  MITSUI FUDOSAN CO., LTD.  SIMON PROPERTY  BROOKFIELD ASSET
                                                                                            GROUP, INC.     MANAGEMENT, INC.
                                                                                                            (CLASS A)
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $1,658,509       1,311,812        1,080,288                 932,232         808,668
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             5.9%             4.7              3.9                       3.3             2.9
 ----------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Retail REITs                                  30.3%
Real Estate Management & Development          19.8
Office REITs                                  15.5
Specialized REITs                             11.9
Diversified REITs                             10.4
Residential REITs                              7.9
Industrial REITs                               3.5
Short Term Investments                         7.0
Other Assets & Liabilities                    (6.3)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
  SPDR S&P International Consumer Discretionary Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET     S&P DEVELOPED EX-US BMI CONSUMER
                                             VALUE       VALUE        DISCRETIONARY SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -26.41%     -27.45%                 -27.94%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -35.45%     -34.97%                 -37.13%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
SPDR S&P International Consumer Discretionary Sector ETF--PERFORMANCE SUMMARY
                                   (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                   SPDR S&P                S&P DEVELOPED
                            INTERNATIONAL CONSUMER          EX-U.S. BMI
                             DISCRETIONARY SECTOR     CONSUMER DISCRETIONARY
                                    ETF(A)                SECTOR INDEX(B)
                            ----------------------    ----------------------
                                     10000                     10000
7/16/2008                            10235                     10251
8/31/2008                            10027                     10047
9/30/2008                             8771                      8725
10/31/2008                            7406                      7187
11/30/2008                            6560                      6384
12/31/2008                            6968                      6778
1/31/2009                             6485                      6301
2/28/2009                             6029                      5878
3/31/2009                             6455                      6287

                            [Logo/semi-annual report]
   SPDR S&P International Consumer Discretionary Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   TOYOTA MOTOR CORP.  HONDA MOTOR CO., LTD.  VIVENDI  VOLKSWAGEN AG  DAIMLER AG
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $306,409            131,254                111,929  111,783        85,827
 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             9.4%                4.0                    3.4      3.4            2.6
 ----------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Automobiles                                  28.1%
Media                                        18.3
Household Durables                           12.2
Hotels, Restaurants & Leisure                10.2
Specialty Retail                              8.5
Textiles, Apparel & Luxury Goods              7.2
Auto Components                               5.3
Multiline Retail                              4.0
Leisure Equipment & Products                  2.3
Distributors                                  1.7
Internet & Catalog Retail                     1.0
Diversified Consumer Services                 0.7
Short Term Investments                        0.1
Other Assets & Liabilities                    0.4
----------------------------------------------------

TOTAL                                       100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
     SPDR S&P International Consumer Staples Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET     S&P DEVELOPED EX-US BMI CONSUMER
                                             VALUE       VALUE           STAPLES SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -25.02%     -26.98%                 -24.17%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -29.30%     -29.30%                 -28.21%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
SPDR S&P International Consumer Staples Sector ETF--PERFORMANCE SUMMARY
                                   (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                    SPDR S&P             S&P DEVELOPED
                             INTERNATIONAL CONSUMER       EX-U.S. BMI
                                 STAPLES SECTOR        CONSUMER STAPLES
                                     ETF(A)             SECTOR INDEX(B)
                             ----------------------    ----------------
                                      10000                  10000
7/16/2008                             10258                  10267
8/31/2008                             10127                  10158
9/30/2008                              9429                   9468
10/31/2008                             8000                   8060
11/30/2008                             7751                   7755
12/31/2008                             8169                   8228
1/31/2009                              7561                   7658
2/28/2009                              6954                   7034
3/31/2009                              7070                   7179

                            [Logo/semi-annual report]
      SPDR S&P International Consumer Staples Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------

  DESCRIPTION                   NESTLE SA  BRITISH AMERICAN TOBACCO PLC  TESCO PLC  UNILEVER NV  DIAGEO PLC
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE                $601,439   195,664                       178,541    157,001      139,958
 --------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS             15.6%      5.1                           4.6        4.1          3.6
 --------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Food Products                                 34.5%
Food & Staples Retailing                      27.2
Beverages                                     16.2
Tobacco                                       10.7
Household Products                             6.4
Personal Products                              4.4
Short Term Investments                         0.4
Other Assets & Liabilities                     0.2
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
          SPDR S&P International Energy Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL ENERGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE            ENERGY SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -24.83%     -26.72%                 -24.35%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -40.07%     -40.46%                 -40.76%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
    SPDR S&P International Energy Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL ENERGY SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                     S&P DEVELOPED
                                   SPDR S&P           EX-U.S. BMI
                             INTERNATIONAL ENERGY    ENERGY SECTOR
                                 SECTOR ETF(A)          INDEX(B)
                             --------------------    -------------
                                     10000               10000
7/16/2008                             9937                9918
8/31/2008                             9760                9686
9/30/2008                             7972                7830
10/31/2008                            6535                6403
11/30/2008                            6354                6197
12/31/2008                            6234                6125
1/31/2009                             5961                5849
2/28/2009                             5633                5529
3/31/2009                             5993                5924

                            [Logo/semi-annual report]
           SPDR S&P International Energy Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROYAL DUTCH SHELL PLC     BP PLC      TOTAL SA     BG GROUP PLC     ENI SPA
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $511,424                  445,585     414,805      187,874          160,917
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.8%                     12.0        11.2         5.1              4.3
 ------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Oil, Gas & Consumable Fuels                   90.6%
Energy Equipment & Services                    8.9
Short Term Investments                         0.7
Other Assets & Liabilities                    (0.2)
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR S&P International Financial Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE          FINANCIALS SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -42.51%     -42.56%                 -44.22%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -49.43%     -48.27%                 -50.02%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR S&P International Financial Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                          S&P DEVELOPED
                                     SPDR S&P              EX-U.S. BMI
                             INTERNATIONAL FINANCIAL    FINANCIALS SECTOR
                                  SECTOR ETF(A)              INDEX(B)
                             -----------------------    -----------------
                                      10000                   10000
7/16/2008                             10608                   10703
8/31/2008                              9988                   10146
9/30/2008                              8798                    8960
10/31/2008                             6410                    6466
11/30/2008                             5792                    5875
12/31/2008                             6130                    6091
1/31/2009                              5293                    5306
2/28/2009                              4444                    4442
3/31/2009                              5057                    4998

                            [Logo/semi-annual report]
         SPDR S&P International Financial Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION              HSBC HOLDINGS PLC  MITSUBISHI UFJ FINANCIAL  BANCO         ROYAL BANK OF  WESTPAC BANKING
                                              GROUP, INC.               SANTANDER SA  CANADA         CORP.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE           $85,028            69,398                    66,848        66,155         58,268
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS        3.5%               2.8                       2.7           2.7            2.4
 -----------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Commercial Banks                              52.7%
Insurance                                     18.1
Real Estate Management & Development           9.1
Capital Markets                                7.9
Diversified Financial Services                 7.3
Real Estate Investment Trusts                  3.4
Consumer Finance                               0.3
Electronic Equipment, Instruments &
  Components                                   0.3
Short Term Investments                         0.0**
Other Assets & Liabilities                     0.9
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

                            [Logo/semi-annual report]
       SPDR S&P International Health Care Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE         HEALTH CARE SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -22.80%     -24.15%                 -21.83%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -29.72%     -29.56%                 -29.00%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
 SPDR S&P International Health Care Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                   SPDR S&P           S&P DEVELOPED
                             INTERNATIONAL HEALTH      EX-U.S. BMI
                                  CARE SECTOR          HEALTH CARE
                                    ETF(A)           SECTOR INDEX(B)
                             --------------------    ---------------
                                     10000                10000
7/16/2008                            10163                10204
8/31/2008                            10041                10044
9/30/2008                             9102                 9082
10/31/2008                            8047                 8070
11/30/2008                            7601                 7615
12/31/2008                            8235                 8220
1/31/2009                             7708                 7692
2/28/2009                             6852                 6838
3/31/2009                             7028                 7100

                            [Logo/semi-annual report]
        SPDR S&P International Health Care Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------

  DESCRIPTION              ROCHE HOLDING AG  GLAXOSMITHKLINE PLC  NOVARTIS AG  SANOFI-AVENTIS  ASTRAZENECA PLC
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE           $428,473          338,549              329,962      262,996         246,447
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS        9.9%              7.8                  7.6          6.1             5.7
 -----------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Pharmaceuticals                               69.7%
Health Care Equipment & Supplies              14.8
Health Care Providers & Services               6.8
Biotechnology                                  6.5
Life Sciences Tools & Services                 0.8
Short Term Investments                         1.0
Other Assets & Liabilities                     0.4
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR S&P International Industrial Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE          INDUSTRIAL SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -30.17%     -30.82%                 -31.06%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -43.78%     -43.59%                 -44.65%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR S&P International Industrial Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                           S&P DEVELOPED
                                     SPDR S&P               EX-U.S. BMI
                             INTERNATIONAL INDUSTRIAL    INDUSTRIAL SECTOR
                                   SECTOR ETF(A)              INDEX(B)
                             ------------------------    -----------------
                                       10000                   10000
7/16/2008                              10237                   10271
8/31/2008                               9847                    9763
9/30/2008                               8051                    8028
10/31/2008                              6121                    5996
11/30/2008                              6008                    5836
12/31/2008                              6505                    6387
1/31/2009                               5857                    5775
2/28/2009                               5276                    5148
3/31/2009                               5622                    5535

                            [Logo/semi-annual report]
         SPDR S&P International Industrial Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SIEMENS AG     ABB, LTD.     VINCI SA     CANADIAN NATIONAL     MITSUBISHI CORP.
                                                                                     RAILWAY CO.
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $142,647       90,808        55,525       55,254                53,341
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.7%           3.0           1.8          1.8                   1.8
 ------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Machinery                                     16.2%
Industrial Conglomerates                      12.8
Electrical Equipment                          11.2
Trading Companies & Distributors               9.1
Construction & Engineering                     8.3
Road & Rail                                    6.5
Transportation Infrastructure                  6.3
Commercial Services & Supplies                 5.9
Professional Services                          5.4
Building Products                              5.0
Aerospace & Defense                            4.8
Air Freight & Logistics                        3.2
Marine                                         3.1
Airlines                                       1.3
Short Term Investments                         0.4
Other Assets & Liabilities                     0.5
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR S&P International Materials Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE          MATERIALS SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -29.42%     -31.15%                 -28.53%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -51.61%     -51.90%                 -50.55%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR S&P International Materials Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                         S&P DEVELOPED
                                    SPDR S&P              EX-U.S. BMI
                             INTERNATIONAL MATERIAL    MATERIALS SECTOR
                                  SECTOR ETF(A)            INDEX(B)
                             ----------------------    ----------------
                                      10000                  10000
7/16/2008                              9968                   9987
8/31/2008                              9185                   9147
9/30/2008                              6856                   6920
10/31/2008                             4930                   4926
11/30/2008                             4711                   4686
12/31/2008                             5116                   5124
1/31/2009                              4662                   4708
2/28/2009                              4375                   4415
3/31/2009                              4839                   4945

                            [Logo/semi-annual report]
         SPDR S&P International Materials Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ---------------------------------------------------------------------------------------------------------------------

  DESCRIPTION              BHP BILLITON, LTD.  BHP BILLITON PLC  BARRICK GOLD CORP.  RIO TINTO PLC  GOLDCORP, INC.
 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE           $269,135            154,825           107,527             107,249        92,257
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS        8.9%                5.1               3.6                 3.6            3.1
 ---------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Metals & Mining                               58.8%
Chemicals                                     31.9
Construction Materials                         6.0
Paper & Forest Products                        2.1
Containers & Packaging                         0.2
Short Term Investments                         0.1
Other Assets & Liabilities                     0.9
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR S&P International Technology Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                        S&P DEVELOPED EX-US BMI
                                           NET ASSET    MARKET                INFORMATION
                                             VALUE       VALUE          TECHNOLOGY SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -25.18%     -26.10%                 -25.97%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -40.00%     -39.86%                 -40.63%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR S&P International Technology Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                                S&P
                                                        DEVELOPED EX-U.S.
                                    SPDR S&P             BMI INFORMATION
                            INTERNATIONAL TECHNOLOGY    TECHNOLOGY SECTOR
                                  SECTOR ETF(A)              INDEX(B)
                            ------------------------    -----------------
                                      10000                   10000
7/16/08                               10238                   10224
8/31/08                                9839                    9824
9/30/08                                8021                    8021
10/31/08                               6328                    6322
11/30/08                               5896                    5880
12/31/08                               6276                    6266
1/31/09                                5998                    5981
2/28/09                                5350                    5304
3/31/09                                6000                    5937

                            [Logo/semi-annual report]
         SPDR S&P International Technology Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 ----------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SAMSUNG ELECTRONICS     NOKIA OYJ     CANON, INC.     NINTENDO CO., LTD.     SAP AG
                                           CO., LTD. GDR
 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $435,257                254,286       188,438         172,826                172,227
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.1%                   7.7           5.7             5.2                    5.2
 ----------------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Electronic Equipment, Instruments &
  Components                                  21.3%
Semiconductors & Semiconductor Equipment      20.1
Communications Equipment                      17.8
Software                                      15.6
Office Electronics                             8.6
IT Services                                    8.0
Computers & Peripherals                        6.4
Internet Software & Services                   1.2
Short Term Investments                         0.1
Other Assets & Liabilities                     0.9
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
    SPDR S&P International Telecommunications Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                                                        S&P DEVELOPED EX-US BMI
                                           NET ASSET    MARKET     TELECOMMUNICATION SERVICES SECTOR
                                             VALUE       VALUE                   INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -19.21%     -20.89%                 -18.74%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -31.69%     -31.85%                 -31.29%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
SPDR S&P International Telecommunications Sector ETF--PERFORMANCE SUMMARY
                                   (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                                         S&P
                                       SPDR S&P                  DEVELOPED EX-U.S.
                           INTERNATIONAL TELECOMMUNICATIONS    BMI TELECOMMUNICATION
                                      SECTOR ETF                  SERVICES SECTOR
                                          (A)                        INDEX (B)
                           --------------------------------    ---------------------
                                         10000                         10000
7/16/08                                   9771                          9788
8/31/08                                   9438                          9466
9/30/08                                   8455                          8456
10/31/08                                  7130                          7133
11/30/08                                  7424                          7451
12/31/08                                  8062                          8079
1/31/09                                   7186                          7181
2/28/09                                   6771                          6783
3/31/09                                   6831                          6871

                            [Logo/semi-annual report]
     SPDR S&P International Telecommunications Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 --------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION              VODAFONE GROUP PLC  TELEFONICA SA  FRANCE TELECOM SA  DEUTSCHE TELEKOM AG  KONINKLIJKE ROYAL
                                                                                                      KPN NV
 --------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE           $580,821            573,514        235,579            226,183              179,273
 --------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS        16.0%               15.8           6.5                6.2                  5.0
 --------------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Diversified Telecommunication Services        67.1%
Wireless Telecommunication Services           32.3
Short Term Investments                         0.1
Other Assets & Liabilities                     0.5
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                            [Logo/semi-annual report]
        SPDR S&P International Utilities Sector ETF--PERFORMANCE SUMMARY


  The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

  An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

  PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2009


 ---------------------------------------------------------------------------------------------------

                                                            CUMULATIVE TOTAL RETURN
                                          ----------------------------------------------------------
                                           NET ASSET    MARKET          S&P DEVELOPED EX-US BMI
                                             VALUE       VALUE          UTILITLES SECTOR INDEX
 ---------------------------------------------------------------------------------------------------
    SIX MONTHS                              -28.33%     -30.35%                 -28.14%
 ---------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     -38.27%     -38.45%                 -38.52%
 ---------------------------------------------------------------------------------------------------




 (1) For the period July 16, 2008 to March 31, 2009.

                            [Logo/semi-annual report]
  SPDR S&P International Utilities Sector ETF--PERFORMANCE SUMMARY (continued)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF (Based on Net Asset Value)


 [Line Graph]

                                                          S&P DEVELOPED
                                     SPDR S&P              EX-U.S. BMI
                             INTERNATIONAL UTILITIES    UTILITIES SECTOR
                                  SECTOR ETF(A)             INDEX(B)
                             -----------------------    ----------------
                                      10000                   10000
7/16/08                               10214                   10188
8/31/08                                9763                    9715
9/30/08                                8613                    8555
10/31/08                               7312                    7257
11/30/08                               7146                    7086
12/31/08                               7771                    7720
1/31/09                                7027                    6985
2/28/09                                6253                    6202
3/31/09                                6173                    6148

                            [Logo/semi-annual report]
         SPDR S&P International Utilities Sector ETF--PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF MARCH 31, 2009

 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              E.ON AG      GDF SUEZ     IBERDROLA SA     RWE AG      THE TOKYO ELECTRIC
                                                                                                  POWER CO., INC.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $370,764     319,014      235,524          223,670     184,780
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.4%        8.9          6.6              6.3         5.2
 -----------------------------------------------------------------------------------------------------------------------




    (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*



----------------------------------------------------
                                          PERCENT OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Electric Utilities                            56.4%
Multi-Utilities                               28.1
Gas Utilities                                  9.5
Independent Power Producers & Energy
  Traders                                      4.8
Water Utilities                                1.2
Short Term Investments                         0.0**
Other Assets & Liabilities                     0.0**
----------------------------------------------------

TOTAL                                        100.0%
----------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  ** Amount represents less than 0.05% of net assets.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.0%
FINLAND -- 2.0%
Nokia Oyj......................     73,123   $   862,119
                                             -----------
FRANCE -- 14.4%
AXA............................     32,160       386,425
BNP Paribas SA.................     16,506       681,995
France Telecom SA..............     36,541       832,041
GDF Suez.......................     24,873       853,668
Sanofi-Aventis.................     19,900     1,119,732
Societe Generale...............     11,181       437,928
Total SA.......................     40,426     2,008,735
                                             -----------
TOTAL FRANCE...................                6,320,524
                                             -----------
GERMANY -- 13.7%
Allianz SE.....................      8,702       730,884
BASF SE........................     17,680       534,967
Bayer AG (a)...................     14,680       701,663
Daimler AG (a).................     17,147       434,377
Deutsche Bank AG...............     10,996       442,362
Deutsche Telekom AG............     57,318       711,545
E.ON AG........................     35,031       972,538
SAP AG (a).....................     16,810       595,461
Siemens AG.....................     15,709       897,053
                                             -----------
TOTAL GERMANY..................                6,020,850
                                             -----------
ITALY -- 5.0%
Assicurazioni Generali SpA.....     22,905       392,302
Eni SpA........................     46,876       909,909
Intesa Sanpaolo SpA............    185,775       511,189
UniCredit SpA..................    244,012       402,377
                                             -----------
TOTAL ITALY....................                2,215,777
                                             -----------
LUXEMBOURG -- 0.7%
ArcelorMittal (a)..............     14,269       289,384
                                             -----------
NETHERLANDS -- 2.5%
Fortis VVPR Strip (b)..........     33,296            44
ING Groep NV...................     40,054       220,696
Koninklijke (Royal) Philips
  Electronics NV (a)...........     18,704       275,153
Unilever NV....................     29,871       588,947
                                             -----------
TOTAL NETHERLANDS..............                1,084,840
                                             -----------
SPAIN -- 8.5%
Banco Bilbao Vizcaya Argentaria
  SA (a).......................     72,097       584,869
Banco Santander SA.............    156,884     1,081,051
Iberdrola SA...................     70,336       493,073
Telefonica SA..................     78,922     1,573,867
                                             -----------
TOTAL SPAIN....................                3,732,860
                                             -----------
SWEDEN -- 1.1%
Telefonaktiebolaget LM Ericsson
  (Class B)....................     57,489       469,380
                                             -----------
SWITZERLAND -- 17.7%
ABB, Ltd. (b)..................     44,682       624,420
Credit Suisse Group AG.........     20,746       632,388
Nestle SA......................     69,977     2,368,159
Novartis AG....................     47,080     1,783,744
Roche Holding AG...............     13,515     1,856,596
UBS AG (b).....................     56,410       530,836
                                             -----------
TOTAL SWITZERLAND..............                7,796,143
                                             -----------
UNITED KINGDOM -- 32.4%
Anglo American PLC.............     25,849       439,421
AstraZeneca PLC................     27,960       982,275
Barclays PLC...................    161,236       342,039
BHP Billiton PLC...............     42,919       852,024
BP PLC.........................    361,009     2,439,788
British American Tobacco PLC...     38,944       900,383
Diageo PLC.....................     48,116       542,426
GlaxoSmithKline PLC............    109,930     1,713,555
HSBC Holdings PLC..............    233,800     1,323,714
Rio Tinto PLC..................     17,016       573,162
Royal Bank of Scotland Group
  PLC..........................    319,804       112,306
Royal Dutch Shell PLC (Class
  A)...........................     68,232     1,533,725
Tesco PLC......................    151,137       722,252
Vodafone Group PLC.............  1,015,805     1,787,246
                                             -----------
TOTAL UNITED KINGDOM...........               14,264,316
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $89,486,613)...........               43,056,193
                                             -----------
RIGHTS -- 0.4%
UNITED KINGDOM -- 0.4%
HSBC Holdings PLC (expiring
  04/03/09) (b)................     97,152       196,347
Royal Bank of Scotland Group
  PLC (expiring 04/06/09) (b)..    137,058             0
                                             -----------
TOTAL RIGHTS --
  (Cost $0)....................                  196,347
                                             -----------
SHORT TERM INVESTMENTS -- 3.4%
UNITED STATES -- 3.4%
MONEY MARKET FUNDS -- 3.4%
State Street Navigator
  Securities Lending
  Prime Portfolio (c)(d).......  1,433,086     1,433,086
STIC Prime Portfolio...........     71,475        71,475
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,504,561)............                1,504,561
                                             -----------
TOTAL INVESTMENTS -- 101.8%
  (Cost $90,991,174)...........               44,757,101
OTHER ASSETS AND
  LIABILITIES -- (1.8)%........                 (803,604)
                                             -----------
NET ASSETS -- 100.0%...........              $43,953,497
                                             ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 99.8%
BELGIUM -- 0.3%
Fortis (a)....................    164,292   $    301,675
                                            ------------
FINLAND -- 3.2%
Nokia Oyj.....................    286,351      3,376,072
                                            ------------
FRANCE -- 37.4%
Air Liquide SA................     19,563      1,590,766
Alstom SA.....................     14,945        773,559
AXA...........................    125,268      1,505,181
BNP Paribas...................     64,676      2,672,285
Carrefour SA (b)..............     45,950      1,793,630
Cie de Saint-Gobain (b).......     29,038        814,255
Credit Agricole SA............     76,067        839,464
France Telecom SA.............    143,114      3,258,715
GDF Suez......................     97,416      3,343,420
Groupe Danone (b).............     36,004      1,752,441
L'Oreal SA (b)................     17,883      1,229,901
LVMH Moet Hennessy Louis
  Vuitton SA..................     19,327      1,213,483
Renault SA....................     15,188        312,257
Sanofi-Aventis................     77,925      4,384,679
Schneider Electric SA.........     18,561      1,234,883
Societe Generale..............     43,796      1,715,365
Total SA......................    158,257      7,863,661
Vinci SA......................     37,032      1,374,475
Vivendi.......................     88,019      2,328,492
                                            ------------
TOTAL FRANCE..................                40,000,912
                                            ------------
GERMANY -- 28.4%
Allianz SE....................     34,021      2,857,435
BASF SE.......................     69,276      2,096,173
Bayer AG......................     57,484      2,747,575
Daimler AG (b)................     67,200      1,702,346
Deutsche Bank AG..............     42,826      1,722,861
Deutsche Boerse AG............     14,634        881,714
Deutsche Telekom AG (b).......    224,102      2,782,002
E.ON AG.......................    137,076      3,805,533
Muenchener Rueckversicherungs-
  Gesellschaft AG.............     14,734      1,795,823
RWE AG........................     31,067      2,178,289
SAP AG........................     65,857      2,332,855
Siemens AG....................     61,413      3,506,952
Volkswagen AG.................      6,367      1,955,287
                                            ------------
TOTAL GERMANY.................                30,364,845
                                            ------------
ITALY -- 10.4%
Assicurazioni Generali SpA....     89,222      1,528,135
Enel SpA......................    314,561      1,508,735
Eni SpA.......................    183,594      3,563,739
Intesa Sanpaolo SpA...........    730,480      2,010,032
Telecom Italia SpA............    766,986        988,796
UniCredit SpA.................    952,882      1,571,306
                                            ------------
TOTAL ITALY...................                11,170,743
                                            ------------
LUXEMBOURG -- 1.0%
ArcelorMittal (b).............     55,579      1,127,177
                                            ------------
NETHERLANDS -- 4.4%
Aegon NV......................    106,188        412,243
Fortis VVPR Strip (b).........    129,370            172
ING Groep NV..................    156,696        863,388
Koninklijke (Royal) Philips
  Electronics NV (a)(b).......     73,193      1,076,736
Unilever NV...................    117,044      2,307,680
                                            ------------
TOTAL NETHERLANDS.............                 4,660,219
                                            ------------
SPAIN -- 14.7%
Banco Bilbao Vizcaya
  Argentaria SA...............    283,380      2,298,849
Banco Santander SA............    615,111      4,238,585
Iberdrola SA..................    275,634      1,932,266
Repsol YPF SA.................     59,356      1,026,855
Telefonica SA.................    308,981      6,161,717
                                            ------------
TOTAL SPAIN...................                15,658,272
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $245,199,541).........               106,659,915
                                            ------------
RIGHTS -- 0.0% (C)
BELGIUM -- 0.0% (C)
Fortis (expiring 7/4/14)
  (b)(d)
  (Cost $0)...................    211,881              0
                                            ------------
SHORT TERM INVESTMENTS -- 4.8%
UNITED STATES -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Navigator Lending
  Prime Portfolio (e)(f)......  4,865,021      4,865,021
STIC Prime Portfolio..........    253,567        253,567
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,118,588)...........                 5,118,588
                                            ------------
TOTAL INVESTMENTS -- 104.6%
  (Cost $250,318,129).........               111,778,503
OTHER ASSETS AND
  LIABILITIES -- (4.6)%.......                (4,942,811)
                                            ------------
NET ASSETS -- 100.0%..........              $106,835,692
                                            ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Affiliated Fund managed by SSgA Funds Management. Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 98.9%
CHINA -- 38.3%
Agile Property Holdings,
  Ltd. .......................  1,134,188   $    642,463
Air China, Ltd. ..............  975,414          314,650
Aluminum Corp. of China,
  Ltd. .......................  1,004,304        576,665
Angang Steel Co., Ltd. .......  397,244          402,370
Anhui Conch Cement Co., Ltd.
  (a).........................  225,750        1,245,266
Baidu, Inc. ADR (a)(b)........  8,143          1,438,054
Bank of China, Ltd. ..........  4,264,382      1,414,124
Bank of Communications Co.,
  Ltd. .......................  1,343,723        932,804
China CITIC Bank..............  1,204,385        455,335
China Communications
  Construction Co., Ltd. .....  614,000          673,419
China Construction Bank
  Corp. ......................  6,445,768      3,659,533
China COSCO Holdings Co.,
  Ltd. .......................  914,132          595,660
China Life Insurance Co.,
  Ltd. .......................  1,477,708      4,900,270
China Mengniu Dairy Co.,
  Ltd. .......................  304,390          425,753
China Merchants Bank Co.,
  Ltd. .......................  583,669        1,019,726
China Merchants Holdings
  International Co., Ltd. ....  310,327          714,353
China Merchants Property
  Development Co., Ltd........  334,300          495,195
China Mobile, Ltd. ...........  944,136        8,223,120
China Oilfield Services,
  Ltd. .......................  1,416,557      1,120,451
China Overseas Land &
  Investment, Ltd. ...........  925,084        1,451,487
China Petroleum & Chemical
  Corp. ......................  3,641,462      2,330,536
China Railway Construction
  Corp. (a)...................  211,500          276,178
China Resources Enterprise....  378,746          586,445
China Shenhua Energy Co.,
  Ltd. .......................  748,556        1,686,424
China Shipping Container Lines
  Co., Ltd. ..................  3,977,339        708,223
China Shipping Development
  Co., Ltd. ..................  609,215          576,986
China Telecom Corp., Ltd. ....  3,565,930      1,472,384
China Unicom, Ltd. ...........  854,172          912,586
CNOOC, Ltd. ..................  3,556,470      3,524,347
COSCO Pacific, Ltd. ..........  455,331          449,456
Ctrip.com International, Ltd.
  ADR (b).....................  23,926           655,572
Denway Motors, Ltd. ..........  1,776,205        687,563
Dongfeng Motor Group Co.,
  Ltd. .......................  1,312,763        679,249
Focus Media Holding, Ltd. ADR
  (a)(b)......................  21,871           148,723
Guangzhou R&F Properties Co.,
  Ltd. .......................  558,576          648,669
Huaneng Power International,
  Inc. .......................  1,244,472        825,366
Industrial & Commercial Bank
  of China....................  6,914,180      3,595,374
Inner Mongolia Yitai Coal Co.,
  Ltd. .......................  97,900           466,591
Jiangsu Expressway Co. .......  1,162,060        788,701
Jiangxi Copper Co., Ltd. .....  541,578          564,639
Lenovo Group, Ltd. ...........  1,847,703        424,376
Maanshan Iron & Steel.........  910,971          320,897
Mindray Medical International,
  Ltd. ADR (b)................  10,118           187,284
NetEase.com ADR (a)(b)........  33,616           902,590
PetroChina Co., Ltd. .........  4,355,379      3,473,063
Ping An Insurance Group Co. of
  China, Ltd. ................  276,864        1,652,253
Samling Global, Ltd. .........  1,924,707         68,296
Semiconductor Manufacturing
  International Corp. (a).....  6,784,837        258,262
Shanghai Electric Group Co.,
  Ltd. .......................  1,619,179        465,906
SINA Corp. (a)................  13,526           314,479
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................  1,173,252        289,150
Sohu.com, Inc. (a)(b).........  3,493            144,296
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............  25,790           301,485
Tencent Holdings, Ltd. .......  194,194        1,438,288
Tingyi Cayman Islands Holding
  Corp. ......................  606,383          701,057
Yanzhou Coal Mining Co.,
  Ltd. .......................  684,882          493,115
Zijin Mining Group Co.,
  Ltd. .......................  1,005,790        716,382
                                            ------------
TOTAL CHINA...................                64,435,889
                                            ------------
INDIA -- 16.3%
Apollo Hospitals Enterprise,
  Ltd. .......................  64,298           505,665
Axis Bank, Ltd. ..............  23,343           190,595
Bharat Heavy Electricals,
  Ltd. .......................  42,138         1,254,132
Bharti Airtel, Ltd. (a).......  200,812        2,461,911
Cipla, Ltd. ..................  171,165          742,553
HDFC Bank, Ltd. ..............  55,319         1,067,454
Hero Honda Motors, Ltd. ......  62,114         1,312,554
Hindustan Unilever, Ltd. .....  310,976        1,446,849
Hindustan Zinc, Ltd. .........  36,732           327,247
Housing Development Finance
  Corp., Ltd. ................  52,662         1,460,440
ICICI Bank, Ltd. .............  124                  816
ICICI Bank, Ltd. ADR (b)......  52,577           698,748
Idea Cellular, Ltd. (a).......  473,484          468,958
Indiabulls Financial Services,
  Ltd. .......................  86,808           154,846
Indiabulls Securities, Ltd. ..  100,204           41,772
Indian Hotels Co., Ltd. ......  559,271          432,668
Infosys Technologies, Ltd. ADR
  (b).........................  83,611         2,226,561
ITC, Ltd. GDR.................  225,345          820,256
Larsen & Toubro, Ltd. GDR.....  64,113           833,469
Mahindra & Mahindra, Ltd.
  GDR.........................  52,573           398,948
Mercator Lines, Ltd. .........  220,820          123,391
Oil & Natural Gas Corp.,
  Ltd. .......................  80,004         1,227,143
Reliance Capital, Ltd. .......  32,630           229,860
Reliance Communications,
  Ltd. .......................  192,725          668,374
Reliance Industries, Ltd. GDR
  (c).........................  72,555         4,346,044
Reliance Infrastructure,
  Ltd. .......................  69,902           711,489
Satyam Computer Services, Ltd.
  ADR (b).....................  56,752            89,101
Siemens India, Ltd. ..........  72,118           379,247
State Bank of India...........  11,783           245,019
Steel Authority of India,
  Ltd. .......................  220,302          420,977
Sterlite Industries India,
  Ltd. .......................  42,200           295,113
Suzlon Energy, Ltd. ..........  130,524          109,853
Tata Consultancy Services,
  Ltd. .......................  43,760           461,449
Tata Motors, Ltd. ............  82,193           292,580
Unitech, Ltd. ................  113,317           77,503
United Spirits, Ltd. .........  10,513           135,010
Wipro, Ltd. ADR (b)...........  66,656           473,924
Zee Entertainment Enterprises,
  Ltd. .......................  119,439          252,132
                                            ------------
TOTAL INDIA...................                27,384,651
                                            ------------


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
INDONESIA -- 2.8%
Astra International Tbk PT....  679,220     $    837,636
Bank Central Asia Tbk PT......  4,190,796      1,124,316
Bank Rakyat Indonesia PT......  1,995,148        725,194
Bumi Resources Tbk PT.........  3,467,464        246,068
Indosat Tbk PT................  613,248          250,766
Perusahaan Gas Negara PT......  2,956,140        550,039
Telekomunikasi Indonesia Tbk
  PT..........................  1,545,094      1,009,560
                                            ------------
TOTAL INDONESIA...............                 4,743,579
                                            ------------
MALAYSIA -- 5.6%
Alliance Financial Group Bhd..  1,345,900        623,939
Bintulu Port Holdings Bhd.....  464,706          732,975
Bursa Malaysia Bhd............  365,807          516,776
Carlsberg Brewery Bhd.........  787,103          729,779
Ecm Libra Financial Group
  Bhd.........................  2,844,000        288,652
Genting Bhd...................  755,700          762,852
IJM Corp. Bhd.................  589,800          676,276
IOI Corp. Bhd.................  967,940        1,008,962
Landmarks Bhd.................  932,500          186,730
Lingkaran Trans Kota Holdings
  Bhd.........................  1,693,900        971,129
Malaysian Airline System Bhd..  752,433          592,369
Naim Cendera Holding Bhd......  1,012,113        316,502
Osk Holdings Bhd..............  1,054,000        268,885
Sarawake Energy Bhd...........  1,597,266        749,232
Star Publications Malaysia
  Bhd.........................  51,200            46,067
Tan Chong Motor Holdings Bhd..  402,300          135,737
Uchi Technologies Bhd.........  1,284,800        377,105
Wah Seong Corp Bhd............  980,100          349,507
Zelan Bhd.....................  1,013,900        155,749
                                            ------------
TOTAL MALAYSIA................                 9,489,223
                                            ------------
PHILIPPINES -- 1.5%
Ayala Land, Inc. .............  4,260,758        502,562
First Gen Corp. (a)...........  1,094,900        521,111
First Philippine Holdings
  Corp. (a)...................  771,600          423,123
Philippine Long Distance
  Telephone Co. ..............  21,884           994,007
                                            ------------
TOTAL PHILIPPINES.............                 2,440,803
                                            ------------
TAIWAN -- 31.0%
Acer, Inc. ...................  634,516          954,244
Advanced Semiconductor
  Engineering, Inc. ..........  1,341,758        650,859
Asia Cement Corp. ............  850,282          737,152
Asustek Computer, Inc. .......  739,969          777,893
AU Optronics Corp. ADR (b)....  161,063        1,351,319
Catcher Technology Co.,
  Ltd. .......................  213,490          469,008
Cathay Financial Holding Co.,
  Ltd. .......................  1,040,900        894,734
Chang Hwa Commercial Bank.....  2,060,000        692,498
Chi Mei Optoelectronics Corp.
  GDR.........................  70,037           279,842
China Development Financial
  Holding Corp. ..............  3,040,553        604,309
China Steel Chemical Corp. ...  818,877        1,332,921
China Steel Corp. ............  1,735,935      1,136,405
Chinatrust Financial Holding
  Co., Ltd. ..................  1,994,150        729,166
Chunghwa Picture Tubes,
  Ltd. .......................  3,003,000        363,952
Chunghwa Telecom Co., Ltd. ...  706,178        1,288,996
Compal Electronics, Inc. .....  1,320,668        946,339
Delta Electronics, Inc. ......  411,503          757,189
Epistar Corp. ................  186,170          279,980
Everlight Electronics Co.,
  Ltd. .......................  135,527          249,377
Far Eastern Textile Co.,
  Ltd. .......................  1,228,764        956,575
First Financial Holding Co.,
  Ltd. .......................  1,455,948        671,903
Formosa Chemicals & Fibre
  Corp. ......................  673,000          793,819
Formosa Plastics Corp. .......  954,000        1,437,527
Foxconn Technology Co.,
  Ltd. .......................  226,345          600,036
Fubon Financial Holding Co.,
  Ltd. .......................  1,358,000        818,917
High Tech Computer Corp. .....  159,190        1,957,485
Hon Hai Precision Industry
  Co., Ltd. ..................  1,034,600      2,339,992
Hua Nan Financial Holdings
  Co., Ltd. ..................  1,295,140        679,803
King Yuan Electronics Co.,
  Ltd. .......................  1,871,859        551,975
Largan Precision Co., Ltd. ...  38,461           322,096
Lite-On Technology Corp. .....  572,523          386,612
Macronix International Co.,
  Ltd. .......................  1,271,741        481,891
MediaTek, Inc. ...............  207,638        1,953,188
Mega Financial Holding Co.,
  Ltd. .......................  1,718,000        615,525
Motech Industries, Inc. ......  71,610           198,494
Nan Ya Plastics Corp. ........  1,020,000      1,167,021
Novatek Microelectronics
  Corp., Ltd. ................  142,868          216,543
Polaris Securities Co.,
  Ltd. .......................  4,224,150      1,469,833
Powerchip Semiconductor Corp.
  (a).........................  2,112,638        274,733
Powertech Technology, Inc. ...  303,995          548,611
ProMOS Technologies, Inc.
  (a).........................  2,055,000         79,989
Quanta Computer, Inc. ........  899,430        1,136,488
Realtek Semiconductor Corp. ..  285,697          374,897
Shin Kong Financial Holding
  Co., Ltd. ..................  1,858,505        534,337
Siliconware Precision
  Industries Co. .............  705,745          742,955
SinoPac Financial Holdings
  Co., Ltd. ..................  2,196,000        437,102
Tainan Enterprises............  1,714,826        915,262
Taishin Financial Holdings
  Co., Ltd. ..................  2,152,000        349,021
Taiwan Cement Corp. ..........  1,040,322        857,425
Taiwan Fu Hsing Industrial
  Co., Ltd. ..................  1,381,000        498,857
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.........................  799,851        7,158,666
Tatung Co., Ltd. (a)..........  1,574,000        310,047
Tripod Technology Corp. ......  339,742          453,330
Uni-President Enterprises
  Corp. ......................  1,062,145        861,317
United Integrated Services
  Co., Ltd. ..................  1,034,000        404,002
United Microelectronics Corp.
  ADR (b).....................  566,116        1,432,273
Via Technologies, Inc. (a)....  718,000          351,463
Walsin Lihwa Corp. ...........  3,704,000        742,722
Wistron Corp. ................  520,022          560,474
Yageo Corp. ..................  2,996,000        532,728
Yuanta Financial Holding Co.,
  Ltd.........................  1,189,000        543,451
                                            ------------
TOTAL TAIWAN..................                52,215,568
                                            ------------
THAILAND -- 3.4%
Advanced Info Service PCL.....  429,223        1,001,500
Bangkok Expressway PCL........  1,630,665        735,673
Electricity Generating PCL....  273,396          510,714
Electricity Generating PCL
  (Foreign ownership limit)...  140,400          267,221
IRPC PCL......................  2,752,739        146,699
Kasikornbank PCL..............  603,998          762,129
PTT Exploration & Production
  PCL.........................  361,105          990,201
PTT PCL.......................  230,236          999,756
Thai Oil PCL..................  430,291          309,387
                                            ------------
TOTAL THAILAND................                 5,723,280
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $241,956,438).........               166,432,993
                                            ------------


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
RIGHTS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
Malaysian Airline System Bhd
  (expiring 10/30/12) (a)
  (Cost $491).................  2,400       $        487
                                            ------------
WARRANTS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
IJM Land Bhd (expiring
  9/11/13) (a)
  (Cost $0)...................  27,580             1,438
                                            ------------
SHORT TERM INVESTMENTS -- 3.0%
UNITED STATES -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Navigator
  Securities Lending
  Prime Portfolio (e)(f)......  4,962,281      4,962,281
STIC Prime Portfolio..........  33,518            33,518
                                            ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,995,799)...........                 4,995,799
                                            ------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $246,952,728).........               171,430,717
OTHER ASSETS AND
  LIABILITIES -- (1.9)%.......                (3,218,769)
                                            ------------
NET ASSETS -- 100.0%..........              $168,211,948
                                            ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.58% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2009, open futures contracts purchased were as follows:

                  EXPIRATION              AGGREGATE               UNREALIZED
FUTURES              DATE     CONTRACTS  FACE VALUE     VALUE    APPRECIATION
-------           ----------  ---------  ----------  ----------  ------------
MSCI Taiwan
  Stock Index...    4/29/09       60     $1,152,250  $1,161,000     $8,750




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 100.0%
CHINA -- 100.0%
AIR FREIGHT &
  LOGISTICS -- 0.1%
Sinotrans, Ltd. ..............  1,552,000    $    240,310
                                             ------------
AIRLINES -- 0.3%
Air China, Ltd. ..............  1,494,000         481,935
                                             ------------
AUTOMOBILES -- 1.4%
Brilliance China Automotive
  Holdings, Ltd. (a)..........  1,846,000         116,715
Denway Motors, Ltd. ..........  3,398,000       1,315,355
Dongfeng Motor Group Co.,
  Ltd. .......................  2,060,000       1,065,884
                                             ------------
                                                2,497,954
                                             ------------
BEVERAGES -- 0.3%
Tsingtao Brewery Co., Ltd. ...  246,000           533,265
                                             ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(b)......................  32,943            127,160
                                             ------------
CHEMICALS -- 0.8%
China Bluechemical, Ltd. .....  1,284,000         702,472
Sinofert Holdings, Ltd. ......  636,000           279,840
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................  1,654,000         407,631
                                             ------------
                                                1,389,943
                                             ------------
COMMERCIAL BANKS -- 17.5%
Bank of China, Ltd. ..........  13,772,000      4,566,973
Bank of Communications Co.,
  Ltd. .......................  3,260,000       2,263,071
China CITIC Bank..............  952,393           360,066
China Construction Bank
  Corp. ......................  19,890,000     11,292,387
China Merchants Bank Co.,
  Ltd. .......................  1,513,000       2,643,357
Industrial & Commercial Bank
  of China....................  20,003,000     10,401,560
                                             ------------
                                               31,527,414
                                             ------------
COMMERCIAL SERVICES & SUPPLIES-- 0.0%(C)
Bio-Treat Technology, Ltd.
  (a).........................  1,535,015          35,341
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.5%
AAC Acoustic Technology
  Holdings, Inc. (a)..........  488,000           229,832
ZTE Corp. ....................  163,480           665,522
                                             ------------
                                                  895,354
                                             ------------
COMPUTERS & PERIPHERALS -- 0.5%
Lenovo Group, Ltd. ...........  2,302,000         528,717
TPV Technology, Ltd. .........  978,000           299,079
                                             ------------
                                                  827,796
                                             ------------
CONSTRUCTION & ENGINEERING -- 1.7%
China Communications
  Construction Co., Ltd. .....  2,200,394       2,413,335
China Railway Construction
  Corp. (a)...................  456,000           595,448
                                             ------------
                                                3,008,783
                                             ------------
CONSTRUCTION MATERIALS -- 1.2%
Anhui Conch Cement Co., Ltd.
  (a).........................  246,000         1,356,968
China National Building
  Material Co., Ltd. .........  568,000           841,373
                                             ------------
                                                2,198,341
                                             ------------
DISTRIBUTORS -- 0.7%
China Resources Enterprise....  744,000         1,152,000
Xinyu Hengdeli Holdings,
  Ltd. .......................  1,232,907         202,038
                                             ------------
                                                1,354,038
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
China Communications Services
  Corp., Ltd. ................  817,369           489,367
China Telecom Corp., Ltd. ....  8,612,000       3,555,922
                                             ------------
                                                4,045,289
                                             ------------
ELECTRICAL EQUIPMENT -- 1.6%
Byd Co., Ltd. (a).............  457,400           842,796
Dongfang Electrical Machinery
  Co., Ltd. ..................  85,600            191,302
Harbin Power Equipment........  406,000           264,031
Shanghai Electric Group Co.,
  Ltd. .......................  2,234,000         642,816
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............  75,307            880,339
                                             ------------
                                                2,821,284
                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.0%
  (C)
China BAK Battery, Inc.
  (a)(b)......................  12,900             22,059
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services,
  Ltd. .......................  1,330,000       1,051,987
                                             ------------
FOOD PRODUCTS -- 2.3%
Chaoda Modern Agriculture
  Holdings, Ltd. .............  1,128,254         674,041
China Foods, Ltd. ............  1,339                 518
China Huiyuan Juice Group,
  Ltd. .......................  439,448           280,113
China Mengniu Dairy Co.,
  Ltd. .......................  600,000           839,226
China Milk Products Group,
  Ltd. .......................  1,042,000         215,912
China Yurun Food Group,
  Ltd. .......................  474,000           604,273
People's Food Holdings,
  Ltd. .......................  791,000           254,960
Pine Agritech, Ltd. ..........  204,000            12,077
Tingyi Cayman Islands Holding
  Corp. ......................  1,168,000       1,350,359
                                             ------------
                                                4,231,479
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR (b)................  14,794            203,713
Mindray Medical International,
  Ltd. ADR (b)................  9,510             176,030
                                             ------------
                                                  379,743
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
China Travel International
  Investment Hong Kong,
  Ltd. .......................  1,656,000         292,738
Ctrip.com International, Ltd.
  ADR (b).....................  36,042            987,551
Home Inns & Hotels Management,
  Inc. ADR (a)................  3,400              33,558
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ..................  2,224,000         347,231
                                             ------------
                                                1,661,078
                                             ------------
HOUSEHOLD DURABLES -- 0.1%
China Digital TV Holding Co.,
  Ltd. ADR (b)................  25,063            168,674
                                             ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.5%
China Power International
  Development, Ltd. ..........  1,455,000    $    289,123
China Resources Power Holdings
  Co. ........................  662,000         1,387,210
Datang International Power
  Generation Co., Ltd. .......  2,222,000         977,680
Huadian Power International
  Co. ........................  1,332,000         300,774
Huaneng Power International,
  Inc. .......................  2,224,000       1,475,014
                                             ------------
                                                4,429,801
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Shanghai Industrial Holdings,
  Ltd. .......................  360,000           996,387
                                             ------------
INSURANCE -- 11.5%
China Insurance International
  Holdings Co., Ltd. .........  424,000           681,683
China Life Insurance Co.,
  Ltd. .......................  4,297,000      14,249,406
PICC Property & Casualty Co.,
  Ltd. (a)....................  1,564,000         853,641
Ping An Insurance Group Co. of
  China, Ltd. ................  828,500         4,944,274
                                             ------------
                                               20,729,004
                                             ------------
INTERNET SOFTWARE & SERVICES -- 4.8%
Baidu, Inc. ADR (a)(b)........  11,808          2,085,293
Giant Interactive Group, Inc.
  ADR (b).....................  31,400            213,520
NetEase.com ADR (a)(b)........  81,696          2,193,538
SINA Corp. (a)(b).............  26,372            613,149
Sohu.com, Inc. (a)(b).........  17,708            731,517
Tencent Holdings, Ltd. .......  376,200         2,786,307
The9, Ltd. ADR (b)............  2,400              32,376
                                             ------------
                                                8,655,700
                                             ------------
IT SERVICES -- 0.1%
Travelsky Technology, Ltd. ...  585,000           268,723
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ............  472,000           779,561
                                             ------------
MACHINERY -- 0.3%
China Infrastructure Machinery
  Holdings, Ltd. .............  574                   349
Guangzhou Shipyard
  International Co., Ltd. ....  82,000            108,769
Weichai Power Co., Ltd. ......  191,800           418,248
                                             ------------
                                                  527,366
                                             ------------
MARINE -- 1.5%
China COSCO Holdings Co.,
  Ltd. .......................  1,599,375       1,042,173
China Shipping Container Lines
  Co., Ltd. ..................  2,776,500         494,396
China Shipping Development
  Co., Ltd. ..................  926,000           877,012
Yangzijiang Shipbuilding
  Holdings, Ltd. (b)..........  807,000           212,341
                                             ------------
                                                2,625,922
                                             ------------
MEDIA -- 0.2%
Focus Media Holding, Ltd. ADR
  (a)(b)......................  53,646            364,793
                                             ------------
METALS & MINING -- 2.9%
Aluminum Corp. of China,
  Ltd. .......................  2,146,000       1,232,219
Angang Steel Co., Ltd. .......  787,720           797,884
Hunan Non-Ferrous Metal Corp.,
  Ltd. .......................  1,010,000         181,149
Jiangxi Copper Co., Ltd. .....  937,000           976,898
Maanshan Iron & Steel.........  1,248,000         439,618
Zijin Mining Group Co.,
  Ltd. .......................  2,266,500       1,614,333
                                             ------------
                                                5,242,101
                                             ------------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. .......................  424,000           279,019
Parkson Retail Group, Ltd. ...  620,000           627,200
                                             ------------
                                                  906,219
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 17.7%
China Coal Energy Co. ........  2,083,413       1,537,693
China Petroleum & Chemical
  Corp. ......................  10,202,000      6,529,280
China Shenhua Energy Co.,
  Ltd. .......................  1,911,500       4,306,425
CNOOC, Ltd. ..................  8,373,000       8,297,373
CNPC Hong Kong, Ltd. .........  1,620,000         685,626
PetroChina Co., Ltd. .........  11,826,000      9,430,281
Yanzhou Coal Mining Co.,
  Ltd. .......................  1,414,000       1,018,080
                                             ------------
                                               31,804,758
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
Citic Resources Holdings, Ltd.
  (a).........................  1,087,200         129,061
Lee & Man Paper Manufacturing,
  Ltd. .......................  249,600           139,776
Nine Dragons Paper Holdings,
  Ltd. .......................  747,000           283,378
                                             ------------
                                                  552,215
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.4%
Agile Property Holdings,
  Ltd. .......................  1,008,000         570,983
China Overseas Land &
  Investment, Ltd. ...........  2,047,680       3,212,876
China Resources Land, Ltd. ...  662,000         1,025,032
E-House China Holdings Ltd.
  (a)(b)......................  41,478            322,284
Greentown China Holdings,
  Ltd. .......................  333,500           148,461
Guangzhou Investment Co.,
  Ltd. .......................  2,550,000         263,226
Guangzhou R&F Properties Co.,
  Ltd. .......................  678,000           787,355
Shanghai Forte Land Co. (a)...  848,000           137,868
Shenzhen Investment, Ltd. ....  1,093,254         272,256
Shimao Property Holdings,
  Ltd. .......................  742,500           650,526
Yanlord Land Group, Ltd. (b)..  620,000           456,782
                                             ------------
                                                7,847,649
                                             ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co., Ltd. ..  1,170,000         378,929
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.3%
Actions Semiconductor Co.,
  Ltd. ADR (a)................  65,759            104,557
Semiconductor Manufacturing
  International Corp. (a).....  9,232,000         351,411
                                             ------------
                                                  455,968
                                             ------------
SOFTWARE -- 0.4%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(b)......................  16,411            648,727
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Ports Design, Ltd. ...........  223,000           257,241
Weiqiao Textile Co. ..........  498,000           147,794
                                             ------------
                                                  405,035
                                             ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TRANSPORTATION INFRASTRUCTURE -- 3.0%
Anhui Expressway Co., Ltd. ...  954,000      $    427,146
Beijing Capital International
  Airport Co., Ltd. ..........  1,168,000         519,949
China Merchants Holdings
  International Co., Ltd. ....  674,893         1,553,560
COSCO Pacific, Ltd. ..........  744,000           734,400
Dalian Port PDA Co., Ltd. ....  742,000           239,355
Jiangsu Expressway Co. .......  1,088,000         738,436
Shenzhen Expressway Co.,
  Ltd. .......................  1,010,000         351,871
Zhejiang Expressway Co.,
  Ltd. .......................  1,248,000         909,832
                                             ------------
                                                5,474,549
                                             ------------
WATER UTILITIES -- 0.4%
Guangdong Investment, Ltd. ...  1,606,000         646,545
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 14.9%
China Mobile, Ltd. ...........  2,784,500      24,252,097
China Unicom, Ltd. ...........  2,394,492       2,558,244
                                             ------------
                                               26,810,341
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $253,266,955).........                180,049,520
                                             ------------
SHORT TERM INVESTMENTS -- 2.4%
UNITED STATES -- 2.4%
MONEY MARKET FUNDS -- 2.4%
State Street Navigator
  Securities Lending
  Prime Portfolio (d)(e)......  4,204,649       4,204,649
STIC Prime Portfolio..........  142,993           142,993
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,347,642)...........                  4,347,642
                                             ------------
TOTAL INVESTMENTS -- 102.4%
  (Cost $257,614,597).........                184,397,162
OTHER ASSETS AND
  LIABILITIES -- (2.4)%.......                 (4,290,910)
                                             ------------
NET ASSETS -- 100.0%..........               $180,106,252
                                             ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Amount represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 95.4%
ARGENTINA -- 0.4%
Grupo Financiero Galicia SA
  ADR (a)(b)..................  3,940        $     7,053
Telecom Argentina SA ADR
  (a)(b)......................  3,345             25,924
Tenaris SA ADR (a)............  7,109            143,388
                                             -----------
TOTAL ARGENTINA...............                   176,365
                                             -----------
BRAZIL -- 14.6%
Aracruz Celulose SA ADR (a)...  1,843             12,164
Banco Bradesco SA ADR (a).....  44,189           437,471
Banco do Brasil SA............  10,137            74,280
Bradespar SA Preference
  Shares......................  8,965             88,161
Brasil Telecom Participacoes
  SA ADR (a)..................  2,538             91,673
Braskem SA Preference Shares
  ADR (a)(b)..................  3,703             15,219
Centrais Eletricas Brasileiras
  SA ADR......................  11,857           132,874
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)..............  2,342             63,421
Companhia de Bebidas das
  Americas Preference ADR
  (a).........................  6,133            292,851
Companhia de Saneamento Basico
  do Estado de Sao Paulo......  4,702             52,693
Companhia Energetica de Minas
  Gerais ADR (a)..............  10,432           154,185
Companhia Siderurgica Nacional
  SA ADR (a)..................  15,163           225,019
Companhia Vale do Rio Doce ADR
  (a).........................  44,361           590,001
Companhia Vale do Rio Doce
  Preference Shares ADR (a)...  57,140           644,539
Cosan SA Industria e
  Comercio(b).................  3,545             14,844
Cyrela Brazil Realty SA.......  9,989             39,830
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............  935                3,107
Duratex SA Preference Shares..  3,873             25,234
Empresa Brasileira de
  Aeronautica SA..............  15,256            51,488
Gerdau SA ADR (a).............  22,584           123,535
Investimentos Itau SA.........  14,639            63,586
Investimentos Itau SA
  Preference Shares...........  78,131           270,476
Itau Unibanco Banco Multiplo
  SA ADR (a)..................  64,686           703,784
Lojas Americanas SA Preference
  Shares......................  8,782             24,756
Lojas Renner SA...............  6,463             40,003
Metalurgica Gerdau SA
  Preference Shares...........  11,133            81,723
Natura Cosmeticos SA..........  5,461             53,726
Perdigao SA ADR (a)...........  2,529             62,745
Petroleo Brasileiro SA ADR
  (a).........................  32,966         1,004,474
Petroleo Brasileiro SA ADR
  Preference Shares (a).......  44,179         1,082,386
Souza Cruz SA.................  3,605             68,506
Tam SA ADR (a)................  2,820             15,510
Telemig Celular Participacoes
  ADR (a).....................  901               32,112
Tim Participacoes SA ADR (a)..  2,793             34,689
Tractebel Energia SA ADR (a)..  4,761             35,136
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)...........  8,873            113,425
Vivo Participacoes SA
  Preference Shares...........  5,828             77,335
Votorantim Celulose e Papel SA
  ADR (a)(b)..................  4,571             20,021
Weg SA........................  8,860             44,949
                                             -----------
TOTAL BRAZIL..................                 6,961,931
                                             -----------
CHILE -- 2.1%
Administradora de Fondos de
  Pensiones Caprum SA.........  2,101             34,677
Antarchile SA.................  6,347             73,036
Cementos Bio-Bio SA...........  29,810            38,398
Companhia General de
  Electricidad................  14,294            70,580
Empresa Nacional de
  Electricidad SA ADR.........  3,490            130,875
Empresas COPEC SA.............  14,620           130,569
Enersis SA ADR................  8,531            128,818
Farmacias Ahumada SA..........  24,979            29,988
Lan Airlines SA ADR...........  5,620             46,983
Parque Arauco SA..............  81,750            44,227
SACI Falabella (b)............  43,942           135,996
Vina Concha y Toro SA ADR
  (a).........................  2,289             75,995
Vina San Pedro SA.............  10,228,879        56,920
                                             -----------
TOTAL CHILE...................                   997,062
                                             -----------
CHINA -- 19.8%
AAC Acoustic Technology
  Holdings, Inc. (b)..........  52,000            24,490
Agile Property Holdings,
  Ltd. .......................  78,000            44,183
Air China, Ltd. ..............  74,000            23,871
Aluminum Corp. of China,
  Ltd. .......................  128,000           73,497
Angang Steel Co., Ltd. .......  28,640            29,010
Anhui Conch Cement Co., Ltd.
  (b).........................  26,000           143,419
Baidu, Inc. ADR (a)(b)........  857              151,346
Bank of China, Ltd. ..........  642,000          212,895
Bank of Communications Co.,
  Ltd. .......................  171,000          118,707
Beijing Capital International
  Airport Co., Ltd. ..........  78,000            34,723
Chaoda Modern Agriculture
  Holdings, Ltd. .............  74,550            44,538
China CITIC Bank..............  149,000           56,332
China Coal Energy Co. ........  129,000           95,210
China Communications
  Construction Co., Ltd. .....  122,000          133,806
China Construction Bank
  Corp. ......................  885,000          502,452
China COSCO Holdings Co.,
  Ltd. .......................  93,925            61,203
China Life Insurance Co.,
  Ltd. .......................  225,000          746,129
China Mengniu Dairy Co.,
  Ltd. .......................  39,000            54,550
China Merchants Bank Co.,
  Ltd. .......................  79,000           138,021
China Merchants Holdings
  International Co., Ltd. ....  26,527            61,063
China Mobile, Ltd. ...........  145,500        1,267,258
China Oilfield Services,
  Ltd. .......................  100,000           79,097
China Overseas Land &
  Investment, Ltd. ...........  107,200          168,200
China Petroleum & Chemical
  Corp. ......................  508,000          325,120
China Power International
  Development, Ltd. ..........  130,000           25,832
China Railway Construction
  Corp. (b)...................  65,000            84,877
China Railway Group, Ltd.
  (b).........................  116,000           67,804
China Resources Enterprise....  26,000            40,258
China Resources Land, Ltd. ...  52,000            80,516
China Resources Power Holdings
  Co. ........................  52,000           108,965


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
China Shenhua Energy Co.,
  Ltd. .......................  103,000      $   232,049
China Shipping Container Lines
  Co., Ltd. ..................  212,350           37,812
China Shipping Development
  Co., Ltd. ..................  52,000            49,249
China Telecom Corp., Ltd. ....  462,000          190,761
China Travel International
  Investment Hong Kong,
  Ltd. .......................  124,000           21,920
China Unicom, Ltd. ...........  109,668          117,168
Citic Pacific, Ltd. ..........  21,000            23,737
CNOOC, Ltd. ..................  496,000          491,520
CNPC Hong Kong, Ltd. .........  130,000           55,019
COSCO Pacific, Ltd. ..........  52,000            51,329
Ctrip.com International, Ltd.
  ADR (a).....................  2,633             72,144
Datang International Power
  Generation Co., Ltd. .......  156,000           68,640
Denway Motors, Ltd. ..........  178,000           68,903
Dongfang Electrical Machinery
  Co., Ltd. ..................  2,200              4,917
Dongfeng Motor Group Co.,
  Ltd. .......................  130,000           67,265
Focus Media Holding, Ltd. ADR
  (a)(b)......................  2,935             19,958
Guangdong Investment, Ltd. ...  106,000           42,674
Guangshen Railway Co., Ltd. ..  104,000           33,683
Guangzhou Investment Co.,
  Ltd. .......................  180,000           18,581
Guangzhou R&F Properties Co.,
  Ltd. .......................  46,800            54,348
Harbin Power Equipment........  26,000            16,908
Huadian Power International
  Co. ........................  156,000           35,226
Huaneng Power International,
  Inc. .......................  130,000           86,219
Industrial & Commercial Bank
  of China....................  1,171,000        608,920
Jiangsu Expressway Co. .......  80,000            54,297
Jiangxi Copper Co., Ltd. .....  28,000            29,192
Kingboard Chemical Holdings,
  Ltd. .......................  18,500            37,955
Lenovo Group, Ltd. ...........  176,000           40,423
Li Ning Co., Ltd. ............  26,000            42,942
Maanshan Iron & Steel.........  78,000            27,476
NetEase.com ADR (a)(b)........  3,108             83,450
Nine Dragons Paper Holdings,
  Ltd. .......................  39,000            14,795
Parkson Retail Group, Ltd. ...  31,134            31,496
PetroChina Co., Ltd. .........  564,000          449,745
PICC Property & Casualty Co.,
  Ltd. (b)....................  104,000           56,764
Pine Agritech, Ltd. ..........  107,000            6,335
Ping An Insurance Group Co. of
  China, Ltd. ................  39,000           232,742
Semiconductor Manufacturing
  International Corp. (b).....  438,000           16,672
Shanghai Electric Group Co.,
  Ltd. .......................  130,000           37,406
Shenzhen Expressway Co.,
  Ltd. .......................  104,000           36,232
Shimao Property Holdings,
  Ltd. .......................  39,000            34,169
SINA Corp. (b)................  1,495             34,759
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................  104,000           25,631
Sinotrans, Ltd. ..............  130,000           20,129
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............  2,529             29,564
Tencent Holdings, Ltd. .......  26,000           192,568
Tingyi Cayman Islands Holding
  Corp. ......................  78,000            90,178
TPV Technology, Ltd. .........  104,000           31,804
Travelsky Technology, Ltd. ...  62,000            28,480
Weiqiao Textile Co. ..........  33,000             9,794
Xinyu Hengdeli Holdings,
  Ltd. .......................  200,000           32,774
Yanzhou Coal Mining Co.,
  Ltd. .......................  78,000            56,160
Zhejiang Expressway Co.,
  Ltd. .......................  98,000            71,445
Zijin Mining Group Co.,
  Ltd. .......................  106,000           75,499
ZTE Corp. ....................  15,040            61,227
                                             -----------
TOTAL CHINA...................                 9,458,425
                                             -----------
CZECH REPUBLIC -- 0.7%
CEZ AS........................  5,434            193,202
Komercni Banka AS.............  592               58,791
Telefonica O2 Czech Republic
  AS..........................  3,820             75,448
Unipetrol.....................  3,872             21,834
                                             -----------
TOTAL CZECH REPUBLIC..........                   349,275
                                             -----------
EGYPT -- 0.7%
Commercial International
  Bank........................  14,987            86,560
Egyptian Co. for Mobile
  Services....................  2,388             62,307
Egyptian Financial Group-
  Hermes Holding..............  9,356             26,138
Egyptian Kuwait Holding Co. ..  12,013            13,454
Orascom Construction
  Industries..................  3,769             90,311
Orascom Telecom Holding SAE...  3,886             17,699
Orascom Telecom Holding SAE
  GDR.........................  2,547             57,002
                                             -----------
TOTAL EGYPT...................                   353,471
                                             -----------
HUNGARY -- 0.6%
FHB Mortgage Bank NyRt (b)....  8,847             20,561
MOL Hungarian Oil and Gas NyRt
  (a).........................  2,172             96,795
OTP Bank NyRt (a)(b)..........  7,858             65,777
Richter Gedeon NyRt...........  644               69,983
Tiszai Vegyi Kominat NyRt.....  914                8,339
                                             -----------
TOTAL HUNGARY.................                   261,455
                                             -----------
INDIA -- 7.0%
Ambuja Cements, Ltd. .........  17,217            23,958
Bajaj Holdings & Investment,
  Ltd. .......................  1,173              5,865
Bharat Heavy Electricals,
  Ltd. .......................  4,568            135,955
Bharti Airtel, Ltd. (b).......  29,811           365,476
Cipla, Ltd. ..................  15,597            67,663
Dr. Reddy's Laboratories, Ltd.
  ADR (a).....................  4,834             45,681
Gail India, Ltd. .............  17,160            82,189
Grasim Industries, Ltd. (c)...  731               22,796
HCL Technologies, Ltd. .......  4,387              8,906
HDFC Bank, Ltd. ..............  6,317            121,895
Hero Honda Motors, Ltd. ......  4,991            105,467
Hindustan Unilever, Ltd. .....  39,625           184,360
Housing Development Finance
  Corp., Ltd. ................  6,782            188,081
ICICI Bank, Ltd. ADR (a)......  7,506             99,755
Indian Hotels Co., Ltd. ......  21,453            16,597
Infosys Technologies, Ltd. ADR
  (a).........................  13,069           348,027
ITC, Ltd. GDR (c)(d)..........  20,595            75,037
ITC, Ltd. GDR (d).............  2,611              9,513
Larsen & Toubro, Ltd. GDR.....  5,349             69,537
Mahindra & Mahindra, Ltd.
  GDR.........................  4,583             34,831
Maruti Udyog, Ltd. ...........  3,766             57,824
Oil & Natural Gas Corp.,
  Ltd. .......................  11,164           171,239
Reliance Capital, Ltd. .......  1,977             13,927
Reliance Communications,
  Ltd. .......................  24,296            84,259
Reliance Industries, Ltd. GDR
  (c).........................  10,360           620,564
Reliance Infrastructure,
  Ltd. .......................  5,805             59,085
Siemens India, Ltd. ..........  5,294             27,840
State Bank of India GDR (a)...  1,216             49,856
Suzlon Energy, Ltd. ..........  14,821            12,474
Tata Consultancy Services,
  Ltd. .......................  5,382             56,753
Tata Motors, Ltd. ADR (a).....  6,265             30,886


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Tata Power Co., Ltd. .........  4,793        $    72,554
Tata Steel, Ltd. .............  8,414             34,313
Wipro, Ltd. ADR (a)...........  7,871             55,963
                                             -----------
TOTAL INDIA...................                 3,359,126
                                             -----------
INDONESIA -- 1.5%
Astra International Tbk PT....  79,000            97,426
Bank Central Asia Tbk PT......  461,500          123,812
Bank Danamon Indonesia Tbk
  PT..........................  63,500            17,173
Bank Mandiri Persero Tbk PT...  244,500           46,022
Bank Rakyat Indonesia PT......  211,500           76,876
Barito Pacific Tbk PT (b).....  220,000           10,091
Bumi Resources Tbk PT.........  397,000           28,173
Indofood Sukses Makmur Tbk
  PT..........................  291,500           23,714
Indosat Tbk PT................  57,000            23,308
Kalbe Farma Tbk PT............  320,000           17,170
Medco Energi Internasional Tbk
  PT (b)......................  152,000           28,940
Perusahaan Gas Negara PT......  333,000           61,960
Telekomunikasi Indonesia Tbk
  PT..........................  167,000          109,117
United Tractors Tbk PT........  86,000            50,238
                                             -----------
TOTAL INDONESIA...............                   714,020
                                             -----------
ISRAEL -- 4.1%
Avner Oil & Gas, Ltd. LP......  769,051          122,465
Bank Hapoalim BM (b)..........  35,187            64,245
Bank Leumi Le-Israel BM.......  35,859            70,868
Check Point Software
  Technologies (a)(b).........  5,924            131,572
Formula Systems (1985),
  Ltd. .......................  4,661             20,986
Israel Chemicals, Ltd. .......  16,188           131,269
Israel Discount Bank, Ltd. ...  30,924            22,944
Koor Industries, Ltd. (b).....  804               12,355
Makhteshim-Agan Industries,
  Ltd. .......................  13,967            58,516
Mizrahi Tefahot Bank, Ltd. ...  11,950            57,201
NICE Systems, Ltd. (b)........  2,478             62,244
Ormat Industries, Ltd. .......  7,030             47,661
Partner Communications
  Company, Ltd. ..............  4,727             70,423
Retalix, Ltd. (b).............  3,210             28,525
Teva Pharmaceutical
  Industries, Ltd. ...........  23,359         1,043,406
The Israel Corp., Ltd. .......  117               36,070
                                             -----------
TOTAL ISRAEL..................                 1,980,750
                                             -----------
JORDAN -- 0.3%
Arab Bank PLC.................  7,995            126,177
                                             -----------
MALAYSIA -- 2.7%
Aeon Co. Bhd..................  93,000            94,390
Alliance Financial Group Bhd..  100,600           46,637
Berjaya Sports Toto Bhd.......  45,500            57,164
Bintulu Port Holdings Bhd.....  42,494            67,025
Bursa Malaysia Bhd............  20,493            28,950
Carlsberg Brewery Bhd.........  149,297          138,424
Dialog Group Bhd..............  151,900           35,209
Digi.Com Bhd..................  13,000            75,600
Genting Bhd...................  78,600            79,344
IGB Corp. Bhd.................  105,900           39,217
IOI Corp. Bhd.................  118,600          123,626
KFC Holdings Bhd..............  51,300            97,098
KNM Group Bhd.................  251,750           26,587
Malaysian Airline System Bhd..  69,000            54,322
Malaysian Resources Corp.
  Bhd.........................  105,800           24,669
Multi Purpose Holdings Bhd....  68,000            20,705
Naim Cendera Holding Bhd......  63,587            19,885
OSK Holdings Bhd..............  96,600            24,644
OSK Property Holdings Bhd.....  9,364                899
Padiberas Nasional Bhd........  135,500           47,576
Resorts World Bhd.............  10,200             5,988
Sarawake Energy Bhd...........  114,834           53,865
SP Setia Bhd..................  63,600            48,675
Sunrise Bhd (b)...............  105,476           28,499
Ta Enterprise Bhd.............  127,500           20,985
Tebrau Teguh Bhd (b)..........  8,900                952
UEM Land Holdings Bhd (b).....  28,125             5,516
WCT Engineering Bhd...........  117,600           34,840
                                             -----------
TOTAL MALAYSIA................                 1,301,291
                                             -----------
MEXICO -- 5.4%
Alfa SAB de CV (a)............  13,847            21,581
America Movil SAB de CV.......  610,450          834,970
Axtel SAB de CV (a)(b)........  42,424            17,116
Cemex SAB de CV (a)(b)........  227,980          142,579
Coca-Cola Femsa SAB de CV.....  21,370            72,855
Consorcio ARA, SAB de CV (a)..  42,151            11,089
Corporation GEO SAB de CV
  (a)(b)......................  17,897            18,147
Desarrolladora Homex SAB de CV
  (a)(b)......................  7,870             17,522
Empresas ICA SAB de CV
  (a)(b)......................  17,281            29,408
Fomento Economico Mexicano SAB
  de CV.......................  64,111           163,471
Grupo Aeroportuario del
  Sureste SAB de CV...........  16,702            48,141
Grupo Bimbo SAB de CV (a).....  20,700            77,792
Grupo Elektra SA de CV........  3,055            101,855
Grupo Financiero Banorte SAB
  de CV (a)...................  43,440            57,877
Grupo Iusacell SA de CV
  (a)(b)......................  503                  449
Grupo Mexico SAB de CV (a)....  140,442          102,770
Grupo Modelo SAB de CV........  24,269            73,824
Grupo Televisa SA de CV.......  49,243           134,429
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)(b)................  43,883            24,955
Industrias CH SAB, Series B
  (a)(b)......................  11,277            22,709
Industrias Penoles SA de CV
  (a).........................  3,908             41,012
Kimberly-Clark de Mexico SAB
  de CV.......................  22,729            74,103
Sare Holding SAB de CV (Class
  B) (a)(b)...................  50,122             6,326
Telefonos de Mexico SA de CV
  (a).........................  175,882          133,692
Telmex Internacional SAB de CV
  (a).........................  236,663          109,077
TV Azteca SAB de CV...........  96,971            31,285
Urbi Desarrollos Urbanos SA de
  CV (a)(b)...................  18,887            16,660
Wal-Mart de Mexico SAB de CV
  (a).........................  79,888           187,329
                                             -----------
TOTAL MEXICO..................                 2,573,023
                                             -----------
MOROCCO -- 1.0%
Banque Marocaine du Commerce
  et l'Industrie SA...........  589               56,786
Banque Marocaine du Commerce
  Exterieur...................  6,864            183,824
Douja Promotion Groupe Addoha
  SA..........................  3,852             51,351
Holcim Maroc SA...............  368               72,974
ONA SA........................  661               91,265
                                             -----------
TOTAL MOROCCO.................                   456,200
                                             -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
PERU -- 0.9%
Companhia de Minas
  Buenaventura SA.............  6,990        $   169,273
Credicorp, Ltd. ..............  2,528            118,412
Southern Copper Corp. (a).....  6,567            114,397
Volcan Cia Minera SA..........  48,423            24,526
                                             -----------
TOTAL PERU....................                   426,608
                                             -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. .............  336,780           39,724
Banco de Oro Universal Bank...  58,300            30,764
Bank of the Philippine
  Islands.....................  100,680           70,835
Filinvest Land, Inc. .........  1,527,000         11,375
Philippine Long Distance
  Telephone Co. ..............  2,630            119,459
                                             -----------
TOTAL PHILIPPINES.............                   272,157
                                             -----------
POLAND -- 1.2%
Asseco Poland SA..............  1,829             22,700
Bank BPH SA (b)...............  433                3,603
Bank Pekao SA.................  3,724             88,313
Bioton SA (b).................  85,644             5,351
BRE Bank SA (b)...............  461               13,748
Cersanit Krasnystaw SA (b)....  4,267             13,209
Getin Holding SA (b)..........  7,291              8,324
Globe Trade Centre SA (b).....  4,571             19,213
Grupa Lotos SA (b)............  2,786             13,087
KGHM Polska Miedz SA..........  3,993             51,814
Orbis SA......................  1,908             16,083
PBG SA (b)....................  514               27,882
Polimex Mostostal SA..........  17,862            15,168
Polski Koncern Naftowy Orlen
  GDR.........................  5,581             75,448
Powszechna Kasa Oszczednosci
  Bank Polski SA..............  11,912            72,466
Telekomunikacja Polska SA.....  24,438           130,482
                                             -----------
TOTAL POLAND..................                   576,891
                                             -----------
RUSSIA -- 7.2%
Comstar United Telesystems
  GDR.........................  11,543            38,669
Gazprom OAO ADR...............  92,179         1,368,858
JSC MMC Norilsk Nickel ADR....  24,397           146,382
LUKOIL ADR....................  14,831           556,163
Mechel OAO ADR (a)(b).........  4,360             18,181
Mobile TeleSystems ADR (a)....  5,833            174,523
NovaTek OAO GDR...............  3,006             69,138
OAO Rosneft Oil Co. GDR.......  38,095           163,428
Polyus Gold Co. ADR...........  4,960            114,576
Rostelecom ADR (a)............  2,580            133,025
Severstal GDR.................  8,597             27,854
Surgutneftegaz ADR............  64,807           397,915
Tatneft GDR...................  2,266            104,349
Vimpel-Communications ADR
  (a).........................  13,093            85,628
VTB Bank OJSC GDR.............  19,738            31,976
Wimm-Bill-Dann Foods OJSC ADR
  (a)(b)......................  750               23,858
                                             -----------
TOTAL RUSSIA..................                 3,454,523
                                             -----------
SOUTH AFRICA -- 9.4%
ABSA Group, Ltd. .............  8,950             90,535
Adcock Ingram Holdings, Ltd.
  (b).........................  2,752             10,418
Adcorp Holdings, Ltd. ........  11,885            21,246
Afgri, Ltd. ..................  65,505            29,618
African Bank Investments,
  Ltd. .......................  37,570            99,555
African Rainbow Minerals,
  Ltd. .......................  4,335             63,129
Allied Electronics Corp., Ltd.
  (b).........................  15,173            32,037
Anglo Platinum, Ltd. .........  1,687             84,439
AngloGold Ashanti, Ltd. ......  6,553            237,727
Aquarius Platinum, Ltd. ......  10,044            29,477
ArcelorMittal South Africa,
  Ltd. .......................  6,161             47,357
Aspen Pharmacare Holdings,
  Ltd. (b)....................  16,699            80,071
Aveng, Ltd. ..................  14,684            40,223
Avusa, Ltd. (b)...............  2,544              4,548
Barloworld, Ltd. .............  6,282             21,138
Bidvest Group, Ltd. ..........  9,210             85,176
Business Connexion Group,
  Ltd. .......................  54,063            17,964
Cadiz Holdings................  35,377             6,696
Coronation Fund Managers,
  Ltd. .......................  50,531            26,036
Discovery Holdings, Ltd. .....  8,277             21,811
ElementOne, Ltd. (b)..........  5,039              5,617
Eqstra Holdings, Ltd. (b).....  5,700              3,117
FirstRand, Ltd. ..............  139,842          177,339
Foschini, Ltd. ...............  8,280             38,257
Freeworld Coatings, Ltd. .....  7,373              3,876
Gold Fields, Ltd. ............  19,753           217,055
Grindrod, Ltd. ...............  24,715            31,446
Group Five, Ltd. .............  7,016             20,841
Harmony Gold Mining Co., Ltd.
  (b).........................  5,911             62,410
Impala Platinum Holdings,
  Ltd. .......................  17,149           285,366
Imperial Holdings, Ltd. ......  4,847             27,242
Investec, Ltd. ...............  5,359             21,898
Invicta Holdings, Ltd. .......  14,992            31,529
JD Group, Ltd. ...............  5,276             18,313
Kagiso Media, Ltd. ...........  29,330            32,846
Kumba Iron Ore, Ltd. .........  1,532             26,406
Lewis Group, Ltd. ............  6,347             28,491
Massmart Holdings, Ltd. ......  8,438             61,754
Metorex, Ltd. (b).............  18,308             3,176
MTN Group, Ltd. ..............  48,319           533,491
Murray & Roberts Holdings,
  Ltd. .......................  12,993            55,333
Mvelaphanda Resources, Ltd.
  (b).........................  6,780             20,661
Naspers, Ltd. ................  11,660           196,172
Nedbank Group, Ltd. ..........  13,595           121,512
Netcare, Ltd. (b).............  55,271            46,437
Pretoria Portland Cement Co.,
  Ltd. .......................  5,380             17,758
PSG Group, Ltd. ..............  10,950            16,120
Reinet Investments SCA, ADR
  (b).........................  4,419              4,210
Remgro, Ltd. .................  11,342            80,503
RMB Holdings, Ltd. ...........  25,147            54,472
Sanlam, Ltd. .................  54,779            97,001
Sappi, Ltd. ..................  7,464             14,324
Sasol, Ltd. ..................  13,357           386,243
Shoprite Holdings, Ltd. ......  20,938           111,383
Standard Bank Group, Ltd. ....  26,528           221,764
Steinhoff International
  Holdings, Ltd. .............  41,134            43,643
Sun International, Ltd. ......  4,369             32,986
Super Group, Ltd. (b).........  34,502             2,249
Telkom SA, Ltd. ..............  7,069             78,413
Tiger Brands, Ltd. ...........  5,160             73,434
Truworths International,
  Ltd. .......................  19,095            64,513
Wilson Bayly Holmes-Ovcon,
  Ltd. .......................  6,082             54,418
Woolworths Holdings, Ltd. ....  33,702            40,400
                                             -----------
TOTAL SOUTH AFRICA............                 4,513,620
                                             -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
TAIWAN -- 12.2%
Acer, Inc. ...................  76,812       $   115,517
Advanced Semiconductor
  Engineering, Inc. ..........  152,365           73,909
Asustek Computer, Inc. .......  87,743            92,240
AU Optronics Corp. ADR (a)....  28,242           236,950
Cathay Financial Holding Co.,
  Ltd. .......................  116,550          100,184
Chang Hwa Commercial Bank.....  166,000           55,803
Chi Mei Optoelectronics Corp.
  GDR (d).....................  7,625             30,467
Chi Mei Optoelectronics Corp.
  GDR (d).....................  1,936              7,736
China Development Financial
  Holding Corp. ..............  354,758           70,508
China Steel Chemical Corp. ...  114,345          186,124
China Steel Corp. ............  198,537          129,969
Chinatrust Financial Holding
  Co., Ltd. ..................  219,767           80,358
Chunghwa Telecom Co., Ltd. ...  92,687           169,183
CMC Magnetics Corp. (b).......  92,000            17,336
Compal Electronics, Inc. .....  152,520          109,290
Delta Electronics, Inc. ......  58,099           106,905
Elite Semiconductor Memory
  Technology, Inc. ...........  49,750            43,131
Epistar Corp. ................  18,850            28,348
Far Eastern Textile Co.,
  Ltd. .......................  139,062          108,258
Formosa Chemicals & Fibre
  Corp. ......................  76,000            89,644
Formosa Plastics Corp. .......  114,000          171,780
Foxconn Technology Co.,
  Ltd. .......................  24,595            65,201
Fubon Financial Holding Co.,
  Ltd. .......................  166,000          100,103
Giant Manufacturing Co.,
  Ltd. .......................  70,800           145,725
Grape King, Inc. .............  79,000            48,688
High Tech Computer Corp. .....  26,170           321,800
Hon Hai Precision Industry
  Co., Ltd. ..................  101,360          229,250
Hotai Motor Co., Ltd. ........  38,000            53,282
Hua Nan Financial Holdings
  Co., Ltd. ..................  149,560           78,502
Innolux Display Corp. ........  53,700            52,335
Lite-On Technology Corp. .....  77,894            52,600
MediaTek, Inc. ...............  15,251           143,462
Mosel Vitelic, Inc. (b).......  10,000             2,908
Nan Ya Plastics Corp. ........  114,000          130,432
National Petroleum Co.,
  Ltd. .......................  167,000          125,575
Novatek Microelectronics
  Corp., Ltd. ................  15,145            22,955
POU Chen Corp. ...............  103,626           56,989
Powerchip Semiconductor Corp.
  (b).........................  179,660           23,363
Powertech Technology, Inc. ...  24,395            44,025
Precision Silicon Corp. ......  12,098             6,974
ProMOS Technologies, Inc.
  (b).........................  170,000            6,617
Quanta Computer, Inc. ........  98,599           124,586
Shin Kong Financial Holding
  Co., Ltd. ..................  104,883           30,155
Siliconware Precision
  Industries Co. .............  76,578            80,616
SinoPac Financial Holdings
  Co., Ltd. ..................  241,000           47,970
Solar Applied Materials
  Technology Corp. ...........  49,541            70,925
Taishin Financial Holdings
  Co., Ltd. ..................  205,000           33,248
Taiwan Cement Corp. ..........  113,681           93,695
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a).........................  134,997        1,208,223
Taiwan Tea Corp. (b)..........  64,000            25,383
Tatung Co., Ltd. (b)..........  184,000           36,244
Tripod Technology Corp. ......  23,985            32,004
United Microelectronics Corp.
  ADR (a).....................  98,582           249,413
Visual Photonics Epitaxy Co.,
  Ltd. .......................  38,924            22,325
Wistron Corp. ................  53,941            58,137
                                             -----------
TOTAL TAIWAN..................                 5,847,350
                                             -----------
THAILAND -- 1.5%
Advanced Info Service PCL.....  47,415           110,633
Bangkok Expressway PCL........  135,859           61,293
Banpu PCL.....................  5,608             33,839
Electricity Generating PCL....  23,900            44,646
Electricity Generating PCL
  (Foreign ownership limit)...  6,900             13,133
IRPC PCL......................  346,958           18,490
Kasikornbank PCL..............  22,500            28,391
PTT Exploration & Production
  PCL.........................  42,298           115,987
PTT PCL.......................  28,624           124,294
Siam Cement PCL...............  15,300            42,494
Siam Commercial Bank PCL......  44,902            69,002
Thai Oil PCL..................  42,695            30,699
Tisco Financial Group PCL
  Preference Shares (b).......  70,919            23,396
TMB Bank PCL (b)..............  1,736,817         21,548
                                             -----------
TOTAL THAILAND................                   737,845
                                             -----------
TURKEY -- 1.4%
Akbank TAS....................  29,487            86,008
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................  8,452             52,034
Dogan Sirketler Grubu Holdings
  AS (b)......................  56,890            18,702
Dogan Yayin Holding AS (b)....  14,518             4,686
Eregli Demir ve Celik
  Fabrikalari TAS.............  19,084            35,589
Haci Omer Sabanci Holding AS..  20,001            34,191
KOC Holding AS (b)............  24,978            34,935
Migros Turk TAS...............  378                2,960
Tupras-Turkiye Petrol
  Rafinerileri AS.............  4,764             47,553
Turkcell Iletisim Hizmet AS...  18,072            88,035
Turkiye Garanti Bankasi AS
  (b).........................  91,851           129,565
Turkiye Is Bankasi............  30,480            68,136
Ulker Biskuvi Sanayi AS.......  19,966            20,884
Yapi ve Kredi Bankasi AS (b)..  31,594            32,291
                                             -----------
TOTAL TURKEY..................                   655,569
                                             -----------
UNITED KINGDOM -- 0.1%
British American Tobacco PLC..  2,817             64,915
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $67,385,436)..........                45,618,049
                                             -----------
SHORT TERM INVESTMENTS -- 11.4%
UNITED STATES -- 11.4%
MONEY MARKET FUNDS -- 11.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  5,180,203      5,180,203
STIC Prime Portfolio..........  251,571          251,571
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,431,774)...........                 5,431,774
                                             -----------
TOTAL INVESTMENTS -- 106.8%
  (Cost $72,817,210)..........                51,049,823
OTHER ASSETS AND
  LIABILITIES -- (6.8)%.......                (3,259,392)
                                             -----------
NET ASSETS -- 100.0%..........               $47,790,431
                                             ===========





See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.50% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2009, open futures contracts purchased were as follows:

                  EXPIRATION              AGGREGATE               UNREALIZED
FUTURES              DATE     CONTRACTS  FACE VALUE     VALUE    DEPRECIATION
-------           ----------  ---------  ----------  ----------  ------------
MSCI Taiwan
  Stock Index...    4/29/09      130     $2,594,841  $2,515,500    $(79,341)




See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.7%
BRAZIL -- 23.2%
Banco Bradesco SA ADR (a).....     409,597   $  4,055,010
Companhia de Bebidas das
  Americas ADR (a)............      39,519      1,887,032
Companhia Energetica de Minas
  Gerais ADR (a)..............      78,557      1,161,072
Companhia Siderurgica Nacional
  SA ADR (a)..................     111,976      1,661,724
Companhia Vale do Rio Doce ADR
  (a).........................     387,661      5,155,891
Gerdau SA ADR (a).............     181,757        994,211
Itau Unibanco Banco Multiplo
  SA ADR (a)..................     347,179      3,777,308
Petroleo Brasileiro SA ADR
  (a).........................     267,648      8,155,235
Tele Norte Leste Participacoes
  SA ADR......................      77,582      1,073,735
                                             ------------
TOTAL BRAZIL..................                 27,921,218
                                             ------------
CHINA -- 49.1%
Baidu, Inc. ADR (a)(b)........       7,743      1,367,414
Bank of China, Ltd. ..........  10,508,000      3,484,588
Bank of Communications Co.,
  Ltd. .......................   1,396,000        969,094
China Communications
  Construction Co., Ltd. .....   1,230,000      1,349,032
China Construction Bank
  Corp. ......................   9,683,000      5,497,445
China Life Insurance Co.,
  Ltd. .......................   2,102,000      6,970,503
China Merchants Bank Co.,
  Ltd. .......................     694,000      1,212,485
China Merchants Holdings
  International Co., Ltd. ....         848          1,952
China Mobile, Ltd. ...........   1,168,500     10,177,258
China Overseas Land &
  Investment, Ltd. ...........   1,270,560      1,993,550
China Petroleum & Chemical
  Corp. ......................   4,740,000      3,033,600
China Shenhua Energy Co.,
  Ltd. .......................     842,000      1,896,945
China Telecom Corp., Ltd. ....   4,114,000      1,698,684
China Unicom, Ltd. ...........   2,100,000      2,243,613
CNOOC, Ltd. ..................   3,818,000      3,783,515
Industrial & Commercial Bank
  of China....................  12,888,000      6,701,760
PetroChina Co., Ltd. .........   5,764,000      4,596,325
Ping An Insurance Group Co. of
  China, Ltd. ................     376,500      2,246,855
                                             ------------
TOTAL CHINA...................                 59,224,618
                                             ------------
INDIA -- 5.8%
HDFC Bank, Ltd. ADR (a).......      13,837        843,088
ICICI Bank, Ltd. ADR (a)......      61,815        821,521
Infosys Technologies, Ltd. ADR
  (a).........................     126,324      3,364,008
Reliance Industries, Ltd. GDR
  (c).........................      32,195      1,928,481
                                             ------------
TOTAL INDIA...................                  6,957,098
                                             ------------
RUSSIA -- 21.6%
Gazprom OAO ADR...............     656,995      9,756,376
JSC MMC Norilsk Nickel ADR....     242,179      1,453,074
LUKOIL ADR....................     113,765      4,266,188
Mobile TeleSystems ADR........      50,550      1,512,456
NovaTek OAO GDR...............      77,281      1,777,463
OAO Rosneft Oil Co. GDR (a)...     538,377      2,309,637
Rosneft OJSC GDR (a)(b).......       5,891         25,273
Surgutneftegaz ADR............     516,871      3,173,588
Tatneft GDR(d)................      26,199      1,206,464
Tatneft GDR(d)................         906         41,721
Vimpel-Communications ADR
  (a).........................      85,256        557,574
                                             ------------
TOTAL RUSSIA..................                 26,079,814
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $236,695,864).........                120,182,748
                                             ------------
SHORT TERM INVESTMENTS -- 14.4%
UNITED STATES -- 14.4%
MONEY MARKET FUNDS -- 14.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  17,096,911     17,096,911
STIC Prime Portfolio..........     272,622        272,622
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $17,369,533)..........                 17,369,533
                                             ------------
TOTAL INVESTMENTS -- 114.1%
  (Cost $254,065,397).........                137,552,281
OTHER ASSETS AND
  LIABILITIES -- (14.1)%......                (16,978,796)
                                             ------------
NET ASSETS -- 100.0%..........               $120,573,485
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.60% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.5%
CZECH REPUBLIC -- 6.0%
CEZ AS.........................     34,129   $ 1,213,433
Komercni Banka AS..............      2,696       267,740
Telefonica O2 Czech Republic
  AS...........................     27,768       548,440
Unipetrol......................     26,769       150,947
                                             -----------
TOTAL CZECH REPUBLIC...........                2,180,560
                                             -----------
HUNGARY -- 4.2%
Magyar Telekom NyRt............    158,107       364,040
MOL Hungarian Oil and Gas
  NyRt.........................      8,180       364,543
OTP Bank NyRt (a)(b)...........     44,351       371,251
Richter Gedeon NyRt............      4,157       451,738
                                             -----------
TOTAL HUNGARY..................                1,551,572
                                             -----------
POLAND -- 10.6%
Agora SA.......................     24,717        93,293
Apator SA......................     24,542        74,789
Asseco Poland SA...............     10,886       135,107
Bank Pekao SA..................     17,928       425,154
Bank Zachodni WBK SA...........      5,209       100,820
Bioton SA (a)..................    446,108        27,873
BRE Bank SA (a)................      2,034        60,655
Cersanit Krasnystaw SA (a).....     23,539        72,869
Debica SA......................      6,831        68,484
Echo Investment SA (a).........     73,235        50,958
Getin Holding SA (a)...........     44,169        50,428
Globe Trade Centre SA (a)......     29,681       124,758
ING Bank Slaski SA.............      1,407        84,714
KGHM Polska Miedz SA...........     20,224       262,432
Netia SA (a)...................    124,404       109,174
Orbis SA.......................     10,996        92,689
PBG SA (a).....................      2,419       131,219
Polimex Mostostal SA...........     97,774        83,028
Polski Koncern Naftowy Orlen
  SA...........................     33,109       223,795
Powszechna Kasa Oszczednosci
  Bank Polski SA...............     76,767       467,005
Telekomunikacja Polska SA......    174,753       933,062
TVN SA.........................     46,329       111,972
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA...............        914        94,228
                                             -----------
TOTAL POLAND...................                3,878,506
                                             -----------
RUSSIA -- 66.6%
Comstar United Telesystems GDR
  (c)..........................     33,329       111,652
Comstar United Telesystems GDR
  (c)..........................     92,224       308,950
CTC Media, Inc. (a)(b).........     18,300        83,448
Evraz Group SA GDR (c).........        183         1,512
Evraz Group SA GDR (c).........     11,876        98,096
Gazprom Neft ADR (c)...........        563         6,824
Gazprom Neft ADR (c)...........     50,589       610,609
Gazprom OAO ADR................    488,834     7,259,185
Integra Group Holdings GDR
  (a)(c).......................      9,481         8,248
Integra Group Holdings GDR
  (a)(c).......................    112,148        97,569
JSC MMC Norilsk Nickel ADR
  (b)..........................    187,800     1,126,800
LUKOIL ADR.....................    106,235     3,983,813
Mechel OAO ADR (b).............     19,906        83,008
Mobile TeleSystems ADR (b).....      6,900       206,448
NovaTek OAO GDR................     17,982       413,586
OAO Rosneft Oil Co. GDR........    352,136     1,510,663
PIK Group GDR (a)..............     20,535        27,928
Polymetal GDR (a)(c)...........        362         2,425
Polymetal GDR (a)(c)...........     32,435       217,315
Polyus Gold Co. ADR (c)........     31,964       738,368
Polyus Gold Co. ADR (c)........        353         8,084
Rosneft OJSC GDR (a)...........    103,373       443,470
Rostelecom ADR (b).............     26,554     1,369,124
Sberbank GDR...................     11,711     1,225,237
Severstal GDR (c)..............    125,170       405,551
Severstal GDR (c)..............      3,047         9,872
Surgutneftegaz ADR.............    394,245     2,420,664
Tatneft OAO GDR................      7,062       325,205
Uralkali, GDR..................     30,488       356,100
Vimpel-Communications ADR (b)..     23,763       155,410
VTB Bank OJSC GDR (b)..........    433,688       702,575
                                             -----------
TOTAL RUSSIA...................               24,317,739
                                             -----------
TURKEY -- 12.1%
Akbank TAS.....................    170,454       497,185
Anadolu Anonim Turk Sigorta....    173,758        94,510
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................     52,534       323,421
Arcelik........................     45,666        49,950
Dogan Sirketler Grubu Holdings
  AS (a).......................    260,220        85,545
Dogan Yayin Holding AS (a).....    166,047        53,594
Dogus Otomotiv Servis ve
  Ticaret AS...................     72,708        86,048
Enka Insaat ve Sanayi AS.......     53,626       189,112
Eregli Demir ve Celik
  Fabrikalari TAS..............    108,166       201,714
Grundig Elektronik AS (a)......    434,545       171,423
Haci Omer Sabanci Holding AS...    115,245       197,006
Hurriyet Gazetecilik ve
  Gazetecilik AS (a)...........    152,349        54,636
KOC Holding AS (a).............    129,124       180,598
Tupras-Turkiye Petrol
  Rafinerileri AS..............     22,379       223,382
Turk Hava Yollari Anonim
  Ortakligi (a)................     54,840       214,699
Turkcell Iletisim Hizmet AS....    123,059       599,463
Turkiye Garanti Bankasi AS
  (a)..........................    452,711       638,593
Turkiye Is Bankasi.............    118,353       264,571
Vestel Elektronik Sanayi (a)...    133,482        64,625
Yapi ve Kredi Bankasi AS (a)...    214,134       218,862
                                             -----------
TOTAL TURKEY...................                4,408,937
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $83,058,021)...........               36,337,314
                                             -----------
SHORT TERM INVESTMENTS -- 3.4%
UNITED STATES -- 3.4%
MONEY MARKET FUNDS -- 3.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............  1,160,605     1,160,605
STIC Prime Portfolio...........     70,026        70,026
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,230,631)............                1,230,631
                                             -----------
TOTAL INVESTMENTS -- 102.9%
  (Cost $84,288,652)...........               37,567,945
OTHER ASSETS AND
  LIABILITIES -- (2.9)%........               (1,061,296)
                                             -----------
NET ASSETS -- 100.0%...........              $36,506,649
                                             ===========





See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.7%
ARGENTINA -- 2.0%
Banco Macro SA ADR (a)........  6,013        $     61,092
Grupo Financiero Galicia SA
  ADR (a)(b)..................  16,398             29,352
Petrobras Energia
  Participaciones SA ADR......  36,605            208,283
Telecom Argentina SA ADR
  (a)(b)......................  12,172             94,333
Tenaris SA ADR (a)............  27,431            553,283
                                             ------------
TOTAL ARGENTINA...............                    946,343
                                             ------------
BRAZIL -- 61.5%
AES Tiete SA Preference
  Shares......................  25,504            194,970
Aracruz Celulose SA ADR (a)...  9,447              62,350
B2W Companhia Global Do
  Varejo......................  15,783            147,872
Banco Bradesco SA ADR (a).....  170,463         1,687,584
Banco do Brasil SA............  54,037            395,962
Bradespar SA Preference
  Shares......................  54,890            539,780
Brasil Telecom Participacoes
  SA ADR......................  9,695             350,183
Braskem SA Preference Shares
  ADR (a)(b)..................  16,151             66,381
Centrais Eletricas Brasileiras
  SA..........................  4,800              54,041
Centrais Eletricas Brasileiras
  SA ADR......................  35,416            396,886
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)..............  10,431            282,471
Companhia de Bebidas das
  Americas Preference ADR
  (a).........................  23,381          1,116,443
Companhia de Concessoes
  Rodoviarias.................  22,158            200,671
Companhia de Saneamento Basico
  do Estado de Sao Paulo......  20,788            232,959
Companhia Energetica de Minas
  Gerais ADR (a)..............  38,332            566,547
Companhia Energetica de Sao
  Paulo Preference Shares.....  31,360            177,079
Companhia Paranaense de
  Energia Preference Shares...  17,161            179,642
Companhia Siderurgica Nacional
  SA ADR (a)..................  60,568            898,829
Companhia Vale do Rio Doce ADR
  (a).........................  182,986         2,433,714
Companhia Vale do Rio Doce
  Preference Shares ADR.......  224,143         2,528,333
Cosan SA Industria e Comercio
  (b).........................  20,328             85,118
Cyrela Brazil Realty SA.......  42,467            169,333
Cyrela Commercial Properties
  SA Empreendimentos e
  Participacoes...............  33,196            110,305
Duratex SA Preference Shares..  23,825            155,229
Empresa Brasileira de
  Aeronautica SA..............  60,719            204,924
Gafisa SA.....................  14,986             75,833
Gerdau SA ADR (a).............  91,535            500,696
Gerdau SA Preference Shares...  11,400             63,877
Gol Linhas Aereas Inteligentes
  SA Preference Shares........  19,479             56,265
Investimentos Itau SA.........  53,319            231,595
Investimentos Itau SA
  Preference Shares...........  315,102         1,090,830
Itau Unibanco Banco Multiplo
  SA ADR (a)..................  244,249         2,657,429
JBS SA........................  94,467            215,420
Lojas Americanas SA Preference
  Shares......................  83,679            235,890
Lojas Renner SA...............  29,501            182,599
Metalurgica Gerdau SA
  Preference Shares...........  50,989            374,292
Natura Cosmeticos SA..........  24,291            238,980
NET Servicos de Comunicacao SA
  Preference Shares (b).......  32,118            238,417
Perdigao SA ADR (a)...........  9,995             247,976
Petroleo Brasileiro SA ADR
  (a).........................  121,478         3,701,435
Petroleo Brasileiro SA ADR
  Preference Shares (a).......  175,194         4,292,253
Sadia SA Preference Shares....  84,263            114,925
Souza Cruz SA.................  15,888            301,922
Tam SA ADR (a)................  10,374             57,057
Tele Norte Leste Participacoes
  SA ADR......................  26,570            367,729
Tele Norte Leste Participacoes
  SA Preference Shares........  1,800              25,410
Tim Participacoes SA..........  20,900             26,236
Tim Participacoes SA ADR......  12,332            153,163
Tractebel Energia SA ADR (a)..  3,155              23,284
Usinas Siderurgicas de Minas
  Gerais SA...................  8,800             112,759
Usinas Siderurgicas de Minas
  Gerais SA ADR...............  30,826            394,052
Vivo Participacoes SA
  Preference Shares...........  22,203            294,626
Votorantim Celulose e Papel SA
  ADR (a)(b)..................  24,226            106,110
                                             ------------
TOTAL BRAZIL..................                 29,618,666
                                             ------------
CHILE -- 10.1%
Almendral SA..................  2,026,885         164,309
Antarchile SA.................  31,353            360,782
Banco de Credito e
  Inversiones.................  21,697            398,725
Banco Santander Chile ADR
  (a).........................  2,421              83,161
CAP SA........................  15,721            237,604
Cencosud SA ADR (c)...........  11,968            299,072
Companhia General de
  Electricidad................  84,334            416,420
Empresa Nacional de
  Electricidad SA ADR.........  15,290            573,375
Empresas CMPC SA..............  20,021            416,065
Empresas COPEC SA.............  59,341            529,967
Enersis SA ADR................  31,722            479,002
Lan Airlines SA ADR (a).......  21,452            179,339
SACI Falabella (b)............  178,673           552,973
Sociedad Quimica y Minera de
  Chile SA ADR (a)............  5,901             156,731
                                             ------------
TOTAL CHILE...................                  4,847,525
                                             ------------
MEXICO -- 20.9%
Alfa SAB de CV (a)............  59,675             93,005
America Movil SAB de CV (a)...  2,343,096       3,204,873
Cemex SAB de CV...............  901,221           563,623
Corporation GEO SAB de CV
  (b).........................  79,357             80,466
Desarrolladora Homex SAB de CV
  (b).........................  39,094             87,042
Empresas ICA SAB de CV
  (a)(b)......................  71,154            121,087
Fomento Economico Mexicano SAB
  de CV.......................  286,428           730,338


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Grupo Aeroportuario del
  Sureste SAB de CV...........  83,720       $    241,312
Grupo Bimbo SAB de CV (a).....  93,277            350,541
Grupo Carso SA de CV (a)......  92,205            224,906
Grupo Financiero Banorte SAB
  de CV.......................  203,076           270,566
Grupo Iusacell SA de CV (b)...  8,766               7,832
Grupo Mexico SAB de CV........  536,714           392,745
Grupo Modelo SAB de CV........  168,284           511,904
Grupo Televisa SA ADR.........  1,436              19,587
Grupo Televisa SA de CV.......  182,397           497,928
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (b)...................  230,915           131,315
Kimberly-Clark de Mexico SAB
  de CV.......................  127,169           414,609
Telefonos de Mexico SA de CV
  (a).........................  876,354           666,136
Telmex Internacional SAB de CV
  (a).........................  876,354           403,907
TV Azteca SAB de CV...........  414,573           133,752
Urbi Desarrollos Urbanos SA de
  CV (a)(b)...................  95,992             84,673
Wal-Mart de Mexico SAB de CV
  (a).........................  360,759           845,941
                                             ------------
TOTAL MEXICO..................                 10,078,088
                                             ------------
PERU -- 4.2%
Companhia de Minas
  Buenaventura SA.............  27,781            672,759
Companhia Minera Milpo SA.....  85,514            158,359
Credicorp, Ltd. (a)...........  12,233            572,994
Minsur SA.....................  109,968           149,687
Southern Copper Corp. (a).....  23,436            408,255
Volcan Cia Minera SA..........  153,296            77,644
                                             ------------
TOTAL PERU....................                  2,039,698
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $96,188,685)..........                 47,530,320
                                             ------------
RIGHTS -- 0.0% (D)
BRAZIL -- 0.0% (D)
Gol Linhas Aereas Inteligentes
  SA (expiring 4/23/09)(b)
  (Cost $0)...................  2,532                 110
                                             ------------
SHORT TERM INVESTMENTS -- 27.6%
UNITED STATES -- 27.6%
MONEY MARKET FUNDS -- 27.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  13,084,121     13,084,121
STIC Prime Portfolio..........  210,577           210,577
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,294,698)..........                 13,294,698
                                             ------------
TOTAL INVESTMENTS -- 126.3%
  (Cost $109,483,383).........                 60,825,128
OTHER ASSETS AND
  LIABILITIES -- (26.3)%......                (12,662,624)
                                             ------------
NET ASSETS -- 100.0%..........               $ 48,162,504
                                             ============





(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the securities Act of 1933. This security, which represents 0.62% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
ADR = American Depositary Receipt



See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 98.6%
EGYPT -- 5.0%
Commercial International Bank...    151,204  $   873,301
Eastern Tobacco.................     16,674      429,132
Egyptian Financial Group-Hermes
  Holding.......................     90,871      253,871
Egyptian Kuwait Holding Co. ....    191,157      214,096
ElSwedy Cables Holding Co. (a)..     19,194      178,006
Orascom Construction
  Industries....................     27,405      656,669
Orascom Telecom Holding SAE GDR
  (b)...........................     27,701      619,948
Sidi Kerir Petrochemicals Co. ..     94,400      163,365
Six of October Development &
  Investment Co. (a)............     11,377       70,677
Suez Cement Co. ................     49,638      211,539
Telecom Egypt...................    154,827      412,213
                                             -----------
TOTAL EGYPT.....................               4,082,817
                                             -----------
ISRAEL -- 26.3%
Africa-Israel Investments,
  Ltd. .........................      2,944       25,603
Alvarion, Ltd. (a)(b)...........     33,942      112,348
Bank Hapoalim BM(a).............    379,342      692,614
Bank Leumi Le-Israel BM.........    371,496      734,189
Bezeq Israeli Telecommunication
  Corp., Ltd. ..................    407,215      636,877
Cellcom Israel, Ltd. ...........     12,492      266,080
Check Point Software
  Technologies (a)(b)...........     55,550    1,233,765
Delek Automotive Systems,
  Ltd. .........................     72,948      457,913
Delek Group, Ltd. ..............      3,000      253,009
Elbit Imaging, Ltd. ............      5,560       82,214
Elbit Systems, Ltd. ............     23,841    1,129,340
Gazit Globe, Ltd. ..............     42,456      186,223
Harel Insurance Investments &
  Finances, Ltd. ...............        822       19,303
Israel Chemicals, Ltd. .........    184,618    1,497,068
Israel Discount Bank, Ltd. .....    268,080      198,900
Makhteshim-Agan Industries,
  Ltd. .........................    124,846      523,051
Mellanox Technologies, Ltd.
  (a)(b)........................     27,694      230,691
Mizrahi Tefahot Bank, Ltd. .....    100,230      479,774
NICE Systems, Ltd. (a)..........     22,288      559,841
Oil Refineries, Ltd. ...........    471,817      152,614
Ormat Industries, Ltd. .........      4,028       27,308
Partner Communications Company,
  Ltd. .........................     23,253      346,426
RADVision, Ltd. (a)(b)..........     13,631       68,019
Syneron Medical, Ltd. (a)(b)....     10,107       59,935
Teva Pharmaceutical Industries,
  Ltd. .........................    251,132   11,217,626
The Israel Corp., Ltd. .........        951      293,187
                                             -----------
TOTAL ISRAEL....................              21,483,918
                                             -----------
MOROCCO -- 8.4%
Attijariwafa Bank...............     57,669    1,853,316
Banque Centrale Populaire.......     18,202      554,845
Banque Marocaine du Commerce et
  l'Industrie SA................      4,646      447,927
Banque Marocaine du Commerce
  Exterieur.....................     75,751    2,028,682
Ciments du Maroc................      2,853      461,832
Douja Promotion Groupe Addoha
  SA............................     28,230      376,333
ONA SA..........................      7,927    1,094,486
                                             -----------
TOTAL MOROCCO...................               6,817,421
                                             -----------
SOUTH AFRICA -- 58.9%
ABSA Group, Ltd. ...............     99,132    1,002,786
Adcock Ingram Holdings, Ltd.
  (a)...........................     70,996      268,755
African Bank Investments,
  Ltd. .........................    198,551      526,129
African Rainbow Minerals,
  Ltd. .........................     30,825      448,891
Anglo Platinum, Ltd. ...........     17,578      879,824
AngloGold Ashanti, Ltd. ........     61,664    2,237,022
Aquarius Platinum, Ltd. ........     92,907      272,662
ArcelorMittal South Africa,
  Ltd. .........................     61,808      475,096
Aspen Pharmacare Holdings, Ltd.
  (a)...........................    173,694      832,855
Assore, Ltd. ...................      4,397      203,436
Aveng, Ltd. ....................    163,275      447,246
Avusa, Ltd. (a).................     76,438      136,640
Barloworld, Ltd. ...............     56,180      189,039
Bidvest Group, Ltd. ............     91,885      849,767
DataTec, Ltd. ..................    120,000      185,489
Discovery Holdings, Ltd. .......    139,143      366,659
ElementOne, Ltd. (a)............     88,824       99,005
Eqstra Holdings, Ltd. (a).......    105,120       57,479
Exxaro Resources Ltd. ..........     52,794      384,380
FirstRand, Ltd. ................  1,548,846    1,964,152
Foschini, Ltd. .................     79,220      366,028
Fountainhead Property Trust.....    725,578      431,074
Freeworld Coatings, Ltd. .......    145,385       76,438
Gold Fields, Ltd. ..............    213,587    2,346,987
Grindrod, Ltd. .................    205,526      261,500
Growthpoint Properties, Ltd. ...    455,164      649,482
Harmony Gold Mining Co., Ltd.
  (a)...........................     99,774    1,053,450
Hyprop Investments, Ltd. .......     98,255      403,042
Impala Platinum Holdings,
  Ltd. .........................    170,040    2,829,530
Imperial Holdings, Ltd. ........     59,774      335,954
Investec, Ltd. .................     65,787      268,821
JD Group, Ltd. .................     47,949      166,435
Kumba Iron Ore, Ltd. ...........     27,335      471,162
Massmart Holdings, Ltd. ........     76,733      561,579
Metorex, Ltd. (a)...............    145,779       25,293
MTN Group, Ltd. ................    474,392    5,237,767
Murray & Roberts Holdings,
  Ltd. .........................    104,842      446,488
Mvelaphanda Resources, Ltd.
  (a)...........................     75,285      229,417
Naspers, Ltd. ..................    113,736    1,913,539
Nedbank Group, Ltd. ............    143,299    1,280,801
Netcare, Ltd. ..................    530,732      445,904
Pick'n Pay Stores, Ltd. ........    137,287      426,008
Pretoria Portland Cement Co.,
  Ltd. .........................    122,949      405,822
PSG Group, Ltd. ................     88,288      129,972
Remgro, Ltd. ...................    140,541      997,531
Reunert, Ltd. ..................     72,495      278,850
RMB Holdings, Ltd. .............    267,626      579,716
Sanlam, Ltd. ...................    608,725    1,077,911
Sappi, Ltd. ....................     75,801      145,465
Sasol, Ltd. ....................    177,328    5,127,781
Shoprite Holdings, Ltd. ........    189,021    1,005,528
Standard Bank Group, Ltd. (b)...    316,780    2,648,161
Steinhoff International
  Holdings, Ltd. ...............    407,937      432,816
Sun International, Ltd. ........     33,889      255,860
Super Group, Ltd. (a)...........    272,192       17,745
Telkom SA, Ltd. ................     69,931      775,712
Tiger Brands, Ltd. .............     61,077      869,207
Truworths International, Ltd. ..    177,887      601,000
Wilson Bayly Holmes-Ovcon,
  Ltd. .........................     33,499      299,730


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
Woolworths Holdings, Ltd. ......    316,860  $   379,832
                                             -----------
TOTAL SOUTH AFRICA..............              48,082,650
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $134,136,558)...........              80,466,806
                                             -----------
SHORT TERM INVESTMENTS -- 2.3%
UNITED STATES -- 2.3%
MONEY MARKET FUNDS -- 2.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..............  1,508,608    1,508,608
STIC Prime Portfolio............    380,960      380,960
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,889,568).............               1,889,568
                                             -----------
TOTAL INVESTMENTS -- 100.9%
  (Cost $136,026,126)...........              82,356,374
OTHER ASSETS AND
  LIABILITIES -- (0.9)%.........                (748,567)
                                             -----------
NET ASSETS -- 100.0%............             $81,607,807
                                             ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
GDR = Global Depositary Receipt





See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.2%
AUSTRALIA -- 5.8%
Abacus Property Group..........  107,524     $    20,545
Alesco Corp, Ltd. (a)..........  10,747           14,934
Alumina, Ltd. (a)..............  14,687           13,062
AMP, Ltd. (a)..................  13,204           43,118
Ansell, Ltd. ..................  9,045            53,795
APA Group(a)...................  40,000           81,708
Aristocrat Leisure, Ltd. (a)...  5,938            14,069
Asciano Group..................  18,354           11,605
Australia & New Zealand Banking
  Group, Ltd. (a)..............  6,419            70,244
Babcock & Brown, Ltd.
  (a)(b)(c)....................  6,980                 0
BHP Billiton, Ltd. ............  19,566          433,799
Billabong International,
  Ltd. ........................  6,057            35,771
BlueScope Steel, Ltd. .........  8,440            15,071
Brambles, Ltd. ................  12,061           40,224
Bunnings Warehouse Property
  Trust........................  110,333         120,355
Carindale Property Trust.......  18,385           41,898
Charter Hall Group.............  53,495           10,407
Commonwealth Bank of
  Australia....................  5,352           129,157
Computershare, Ltd. ...........  7,368            44,947
ConnectEast Group..............  84,240           23,705
CSL, Ltd. .....................  4,294            96,933
CSR, Ltd. .....................  28,113           23,440
DUET Group.....................  63,984           73,890
Envestra, Ltd. ................  377,582          91,820
Fortescue Metals Group, Ltd.
  (a)(c).......................  900               1,595
GWA International, Ltd. .......  28,685           47,833
Harvey Norman Holdings, Ltd.
  (a)..........................  22,213           39,664
Hills Industries, Ltd. ........  22,291           23,851
Imdex, Ltd. ...................  69,393           16,634
Insurance Australia Group,
  Ltd. ........................  16,108           39,171
Jabiru Metals, Ltd. (c)........  158,284          18,146
Lend Lease Corp., Ltd. ........  5,541            24,986
Macquarie Airports.............  21,154           26,677
Macquarie Group, Ltd. .........  1,860            34,957
Mincor Resources NL............  21,098           11,874
Mirvac Real Estate Investment
  Trust........................  158,221          30,231
National Australia Bank,
  Ltd. ........................  6,648            92,843
Newcrest Mining, Ltd. .........  4,001            90,986
OZ Minerals, Ltd. .............  18,548            7,152
Paladin Energy, Ltd. (c).......  1,800             4,252
PanAust, Ltd. (c)..............  64,694           12,811
Perpetual, Ltd. (a)............  1,383            25,887
Rio Tinto, Ltd. (a)............  1,771            69,609
Sonic Healthcare, Ltd. ........  6,796            52,271
Straits Resources, Ltd. .......  11,899           10,500
Suncorp-Metway, Ltd. ..........  8,757            36,506
Swick Mining Services, Ltd.
  (c)..........................  5,599             1,109
Tatts Group, Ltd. (a)..........  17,604           33,881
Thakral Holdings Group.........  186,767          33,090
Toll Holdings, Ltd. (a)........  7,127            30,949
Transfield Services, Ltd. .....  3,800             5,386
Virgin Blue Holdings, Ltd.
  (c)..........................  18,717            3,316
Wesfarmers, Ltd. (a)...........  4,274            55,977
Westpac Banking Corp. (a)......  6,787            90,021
Woodside Petroleum, Ltd. (a)...  3,936           104,193
Woolworths, Ltd. ..............  7,709           133,959
WorleyParsons, Ltd. (a)........  2,606            32,592
                                             -----------
TOTAL AUSTRALIA................                2,747,406
                                             -----------
AUSTRIA -- 0.2%
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a).......................  1,458            24,681
OMV AG.........................  1,842            61,630
Voestalpine AG.................  1,234            16,138
                                             -----------
TOTAL AUSTRIA..................                  102,449
                                             -----------
BELGIUM -- 0.8%
Anheuser-Busch InBev NV........  3,159            87,009
Anheuser-Busch InBev NV -- VVPR
  Strip (c)....................  1,702                 7
Bekaert NV.....................  634              42,753
Delhaize Group.................  1,116            72,322
Dexia SA (a)...................  4,755            16,414
Fortis (c).....................  8,057            14,794
Fortis VVPR Strip (c)..........  592                   1
Gimv NV........................  1,230            53,222
KBC Groep NV...................  1,192            19,292
UCB SA (a).....................  1,500            44,193
Umicore........................  2,185            40,339
                                             -----------
TOTAL BELGIUM..................                  390,346
                                             -----------
CANADA -- 7.4%
AGF Management, Ltd. (a).......  2,447            16,026
Agrium, Inc. ..................  1,665            60,465
Bank of Montreal (a)...........  2,500            65,553
Bank of Nova Scotia............  3,974            98,138
Barrick Gold Corp. ............  6,275           203,539
Bombardier, Inc. (a)...........  12,436           29,060
Brookfield Asset Management,
  Inc. (Class A) (a)...........  3,211            44,841
Brookfield Infrastructure
  Partners LP (a)..............  6                    79
CAE, Inc. .....................  3,922            23,785
Cameco Corp. ..................  2,844            48,713
Canadian Imperial Bank of
  Commerce.....................  1,964            71,620
Canadian National Railway
  Co. .........................  3,311           118,950
Canadian Natural Resources,
  Ltd. ........................  3,351           130,269
Canadian Oil Sands Trust.......  3,063            59,037
Canadian Pacific Railway,
  Ltd. ........................  1,573            46,909
Canadian Western Bank (a)......  3,889            32,147
CGI Group, Inc. (Class A) (c)..  7,670            62,060
Compton Petroleum Corp. (c)....  8,799             5,735
Crescent Point Energy Trust....  4,803           100,630
Denison Mines Corp. (c)........  5,599             4,094
EnCana Corp. ..................  4,085           167,536
Fairfax Financial Holdings,
  Ltd. ........................  190              49,231
First Quantum Minerals, Ltd. ..  771              21,755
Gildan Activewear, Inc.
  (a)(c).......................  2,216            18,071
Goldcorp, Inc. ................  5,016           169,200
Husky Energy, Inc. (a).........  2,641            56,151
Imperial Oil, Ltd. (a).........  2,660            96,831
International Royalty Corp.....  12,072           24,180
Kinross Gold Corp. ............  4,930            89,772
Magna International, Inc.
  (Class A)....................  1,333            35,535
Manulife Financial Corp. ......  9,386           105,934
MDS, Inc. (c)..................  4,127            19,386
Nexen, Inc. ...................  3,454            58,695


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
OPTI Canada, Inc. (a)(c).......  4,322       $     3,401
Petro-Canada...................  3,599            96,887
Potash Corp. of Saskatchewan,
  Inc. ........................  2,188           177,297
Research In Motion, Ltd.
  (a)(c).......................  2,940           127,330
Rogers Communications, Inc.
  (Class B)....................  3,328            76,842
Royal Bank of Canada (d).......  5,985           173,086
Royal Bank of Canada (a)(d)....  225               6,578
Russel Metals, Inc. ...........  3,040            24,839
Shaw Communications, Inc. (a)..  3,601            55,010
Sherritt International Corp.
  (a)..........................  4,279            10,033
Sun Life Financial, Inc. (a)...  3,416            62,013
Suncor Energy, Inc. (a)........  6,032           134,913
Talisman Energy, Inc. .........  7,476            79,326
Teck Cominco, Ltd. (Class B)
  (a)..........................  3,266            18,301
TELUS Corp. (Non-Voting).......  1,645            43,160
TMX Group, Inc. (a)............  1,818            51,658
Toronto-Dominion Bank (a)......  4,050           139,898
TransCanada Corp. .............  3,916            92,846
Uranium One, Inc. (c)..........  800               1,621
                                             -----------
TOTAL CANADA...................                3,508,966
                                             -----------
CHINA -- 2.6%
Bank of East Asia, Ltd. .......  18,414           35,545
Chong Hing Bank, Ltd. .........  30,000           33,677
CLP Holdings, Ltd. ............  21,000          144,290
Dah Sing Banking Group, Ltd. ..  40,870           22,518
Dah Sing Financial Holdings,
  Ltd. ........................  6,017            11,723
Esprit Holdings, Ltd. .........  12,800           65,239
Giordano International, Ltd. ..  174,000          33,004
Hang Lung Group, Ltd. .........  30,000           91,355
Hang Lung Properties, Ltd. ....  31,000           72,800
Hong Kong Exchanges and
  Clearing, Ltd. ..............  9,000            85,006
Hong Kong Land Holdings,
  Ltd. ........................  18,000           41,040
Hopewell Highway
  Infrastructure, Ltd. ........  1,500               846
Hopewell Holdings..............  15,000           39,387
Hysan Development Co., Ltd. ...  30,321           51,252
Li & Fung, Ltd. ...............  32,000           75,148
New World Development Co.,
  Ltd. ........................  32,963           32,878
Pacific Basin Shipping, Ltd. ..  60,000           27,329
Sino Land Co., Ltd. ...........  34,974           34,974
Swire Pacific, Ltd. ...........  13,000           86,723
The Link REIT..................  34,529           68,256
Transport International
  Holdings, Ltd. ..............  18,400           47,009
Wheelock & Co., Ltd. ..........  44,000           74,034
Wing Hang Bank, Ltd. ..........  7,500            35,952
                                             -----------
TOTAL CHINA....................                1,209,985
                                             -----------
DENMARK -- 0.8%
A P Moller -- Maersk A/S (a)...  15               65,777
Bang & Olufsen A/S (Class B)...  611               7,733
DSV A/S (a)....................  4,036            29,569
FLSmidth & Co. A/S (a).........  956              24,284
GN Store Nord A/S (a)(c).......  6,442            17,225
Novo-Nordisk A/S (Class B)
  (a)..........................  3,141           150,335
SimCorp A/S (c)................  298              31,873
Vestas Wind Systems A/S
  (a)(c).......................  1,330            58,323
                                             -----------
TOTAL DENMARK..................                  385,119
                                             -----------
FINLAND -- 1.6%
Amer Sports Oyj (Class A) (a)..  4,219            27,952
Elisa Oyj (a)..................  2,451            35,764
Fortum Oyj (a).................  3,233            61,597
Kemira Oyj (a)(c)..............  3,454            22,150
Kesko Oyj (Class B) (a)........  1,562            32,415
Kone Oyj (Class B) (a).........  3,178            65,823
Konecranes Oyj (a).............  2,103            35,181
Lassila & Tikanoja Oyj.........  3,269            40,885
Metso Oyj (a)..................  1,622            19,166
Neste Oil Oyj (a)(c)...........  2,574            34,243
Nokia Oyj......................  11,778          138,862
Pohjola Bank PLC (a)...........  4,785            28,207
Rautaruukki Oyj................  1,341            21,472
Sampo Oyj (Class A)............  3,104            45,828
SanomaWSOY Oyj (a).............  3,124            39,901
Stockmann Oyj (Class B)........  2,152            29,658
Stora Enso Oyj (c).............  5,280            18,717
UPM-Kymmene Oyj (a)............  3,845            22,207
Uponor Oyj.....................  1,994            18,611
Wartsila Oyj (Class B) (a).....  1,162            24,515
YIT Oyj (a)....................  2,387            16,005
                                             -----------
TOTAL FINLAND..................                  779,159
                                             -----------
FRANCE -- 8.5%
Accor SA (a)...................  1,419            49,389
Air France-KLM (a).............  1,503            13,370
Air Liquide SA.................  1,247           101,400
Alcatel-Lucent (a)(c)..........  18,293           34,440
Alstom SA......................  1,275            65,995
AXA............................  9,274           111,434
BNP Paribas....................  3,806           157,256
Bourbon SA.....................  1,091            35,619
Bouygues SA (a)................  1,663            59,438
CA Ile de France CCI...........  604              32,029
Cap Gemini SA (a)..............  1,256            40,389
Carrefour SA (a)...............  3,405           132,912
Casino Guichard-Perrachon SA...  700              45,559
Cie de Saint-Gobain (a)........  2,625            73,608
Cie Generale de Geophysique-
  Veritas (a)(c)...............  1,490            17,306
Cie Generale des Etablissements
  Michelin (a).................  1,001            37,120
Credit Agricole SA.............  3,808            42,025
Electricite de France..........  1,618            63,448
Essilor International SA (a)...  1,855            71,670
France Telecom SA..............  9,560           217,682
GDF Suez (a)...................  7,252           248,896
Groupe Danone (a)..............  2,802           136,383
Guyenne et Gascogne SA (a).....  717              53,310
Hermes International (a).......  656              76,262
L'Oreal SA (a).................  1,287            88,513
Lafarge SA (a).................  945              42,521
Lagardere SCA (a)..............  1,532            42,989
LVMH Moet Hennessy Louis
  Vuitton SA (a)...............  1,098            68,940
Nexans SA......................  458              17,379
Pernod -- Ricard SA (a)........  1,360            75,793
PPR (a)........................  557              35,704
PSA Peugeot Citroen (a)........  1,326            25,070
Publicis Groupe (a)............  1,762            45,197
Renault SA (a).................  1,205            24,774
Rhodia SA......................  1,533             5,620


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Sanofi-Aventis.................  5,232       $   294,394
Schneider Electric SA (a)......  1,384            92,079
Societe Generale...............  2,193            85,894
Sodexo (a).....................  1,019            46,439
Suez Environnement SA (a)(c)...  1,816            26,703
Technip SA (a).................  1,157            40,877
Thomson (a)(c).................  10,580            9,650
Total SA.......................  12,151          603,773
Unibail-Rodamco (a)............  429              60,735
Valeo SA (a)...................  1,282            18,732
Vallourec SA...................  402              37,260
Veolia Environnement...........  2,589            54,036
Vinci SA.......................  2,674            99,248
Vivendi........................  6,624           175,234
                                             -----------
TOTAL FRANCE...................                4,034,494
                                             -----------
GERMANY -- 6.9%
Adidas AG......................  1,705            56,729
Allianz SE.....................  2,335           196,117
BASF SE........................  4,538           137,312
Bayer AG (a)...................  4,217           201,561
Bayerische Motoren Werke AG
  (a)..........................  1,933            55,923
Bilfinger Berger AG............  671              25,364
Commerzbank AG (a).............  4,158            22,193
Continental AG.................  10                  167
Daimler AG (a).................  5,355           135,656
Deutsche Bank AG...............  2,724           109,585
Deutsche Boerse AG.............  1,287            77,543
Deutsche Post AG...............  4,659            50,166
Deutsche Telekom AG (a)........  16,294          202,274
E.ON AG (a)....................  10,643          295,473
Fresenius Medical Care AG & Co.
  KGaA (a).....................  1,532            59,516
GEA Group AG...................  2,307            24,596
Hochtief AG....................  764              28,919
Hypo Real Estate Holding AG
  (a)..........................  1,341             2,208
Infineon Technologies AG
  (a)(c).......................  7,535             8,704
IVG Immobilien AG (a)..........  1,341             8,083
Lanxess AG.....................  1,383            23,559
Linde AG (a)...................  798              54,225
MAN AG.........................  775              33,750
Merck KGaA (a).................  585              51,697
Muenchener Rueckversicherungs-
  Gesellschaft AG..............  1,328           161,860
Porsche Automobil Holding SE...  576              27,057
Puma AG Rudolf Dassler Sport...  135              20,482
Rheinmetall AG.................  818              27,814
RWE AG.........................  2,724           190,996
Salzgitter AG..................  416              23,242
SAP AG (a).....................  5,224           185,050
Siemens AG.....................  4,751           271,303
ThyssenKrupp AG................  2,290            40,042
TUI AG (a).....................  2,981            15,911
Volkswagen AG..................  1,246           382,643
Wincor Nixdorf AG..............  987              44,699
                                             -----------
TOTAL GERMANY..................                3,252,419
                                             -----------
GREECE -- 0.4%
Hellenic Telecommunications
  Organization SA ADR (a)......  10,168           77,480
National Bank of Greece SA ADR
  (a)..........................  28,249           87,007
                                             -----------
TOTAL GREECE...................                  164,487
                                             -----------
IRELAND -- 0.8%
Anglo Irish Bank Corp PLC (b)..  5,635                 0
Bank of Ireland................  5,560             3,839
C&C Group PLC..................  4,801             8,287
CRH PLC........................  3,290            70,842
DCC PLC........................  2,348            35,539
Elan Corp. PLC (c).............  2,960            20,750
Elan Corp. PLC (c).............  109                 753
Grafton Group PLC (c)..........  5,683            12,827
Independent News & Media PLC...  17,233            2,517
Kingspan Group PLC.............  2,425             8,854
Ryanair Holdings PLC ADR
  (a)(c).......................  7,126           164,682
United Drug PLC................  18,123           35,924
                                             -----------
TOTAL IRELAND..................                  364,814
                                             -----------
ITALY -- 2.8%
Assicurazioni Generali SpA.....  6,054           103,689
Atlantia SpA...................  3,065            46,310
Banca Italease SpA (c).........  1,299             2,542
Banca Piccolo Credito
  Valtellinese Scarl...........  6,662            53,955
Banca Popolare dell'Etruria e
  del Lazio Scrl...............  5,934            27,575
Banca Popolare di Milano
  Scarl........................  5,888            29,316
Banco Popolare Societa
  Cooperativa Scarl............  3,055            14,034
Davide Campari-Milano SpA (a)..  8,271            52,491
Enel SpA.......................  19,083           91,528
Eni SpA........................  12,600          244,578
Exor SpA (a)...................  2,129            21,454
Fiat SpA (c)...................  5,365            37,539
Finmeccanica SpA...............  2,916            36,277
Fondiaria -- Sai SpA...........  1,518            17,736
Intesa Sanpaolo SpA............  54,229          149,220
Parmalat SpA...................  23,835           49,082
Pirelli & C. SpA...............  93,636           21,856
Saipem SpA.....................  3,275            58,266
Seat Pagine Gialle SpA (a)(c)..  972                 912
Societa Cattolica di
  Assicurazioni Scrl...........  1,588            37,255
Telecom Italia SpA.............  78,547          101,263
UniCredit SpA..................  53,910           88,898
Unione di Banche Italiane
  ScpA.........................  5,074            55,881
                                             -----------
TOTAL ITALY....................                1,341,657
                                             -----------
JAPAN -- 21.6%
Advantest Corp. (a)............  1,800            26,625
Aeon Co., Ltd. (a).............  5,820            37,948
Aoyama Trading Co., Ltd. ......  3,000            39,243
Asahi Breweries, Ltd. (a)......  5,436            64,723
Asahi Kasei Corp. (a)..........  14,550           52,296
Astellas Pharma, Inc. .........  2,910            88,976
Atrium Co., Ltd. (a)...........  1,000             1,225
Bridgestone Corp. (a)..........  4,365            62,269
Canon, Inc. ...................  5,916           168,909
Casio Computer Co., Ltd. (a)...  4,100            28,767
Central Japan Railway Co. (a)..  15               84,135
Chubu Electric Power Co., Inc.
  (a)..........................  4,365            95,900


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Chugai Pharmaceutical Co., Ltd.
  (a)..........................  3,180       $    53,445
Chuo Mitsui Trust Holdings,
  Inc. (a).....................  14,550           44,194
Cosmo Oil Co., Ltd. (a)........  15,513           46,804
Credit Saison Co., Ltd. (a)....  2,910            28,137
CSK Holdings Corp.  (a)(c).....  1,700             4,165
Daiichi Sankyo Co., Ltd. (a)...  4,365            72,831
Daikin Industries, Ltd. (a)....  2,910            78,959
Daito Trust Construction Co.,
  Ltd. ........................  1,455            48,613
Daiwa Securities Group, Inc.
  (a)..........................  14,550           63,049
Denso Corp. ...................  2,910            57,511
Dentsu, Inc. (a)...............  1,700            25,749
East Japan Railway Co. ........  1,600            83,102
Eisai Co., Ltd. (a)............  1,551            45,225
Fanuc, Ltd. (a)................  1,455            97,668
FUJIFILM Holdings Corp. .......  2,910            62,608
Fujitsu, Ltd. .................  15,513           57,328
Fukuoka Financial Group, Inc.
  (a)..........................  14,550           44,046
Futaba Industrial Co., Ltd.
  (a)..........................  7,900            22,635
Hankyu Hanshin Holdings, Inc.
  (a)..........................  15,513           70,207
Hitachi Construction Machinery
  Co., Ltd. (a)................  1,000            12,848
Hitachi, Ltd. (a)..............  16,475           44,369
Honda Motor Co., Ltd. (a)......  7,175           168,170
Hoya Corp. (a).................  3,006            58,738
Ibiden Co., Ltd. (a)...........  1,500            35,917
IHI Corp. (a)(c)...............  18,000           20,411
Iriso Electronics Co., Ltd. ...  2,000             9,720
Isetan Mitsukoshi Holdings,
  Ltd. (a).....................  4,654            35,670
Isuzu Motors, Ltd. (a).........  15,000           18,072
Itochu Corp. (a)...............  14,550           70,415
Japan Asia Investment Co., Ltd.
  (a)..........................  26,000           11,582
Japan Digital Laboratory Co.,
  Ltd. ........................  5,820            48,024
Japan Tobacco, Inc. ...........  26               68,942
JFE Holdings, Inc. (a).........  2,910            63,197
JSR Corp. (a)..................  3,000            34,778
Kajima Corp. (a)...............  16,475           40,366
Kawasaki Heavy Industries, Ltd.
  (a)..........................  16,000           31,751
KDDI Corp. ....................  15               70,163
Kintetsu Corp. (a).............  29,101          120,800
Kiyo Holdings, Inc. (a)........  43,651           54,359
Kobe Steel, Ltd. (a)...........  15,000           19,135
Komatsu, Ltd. (a)..............  5,820            63,050
Konica Minolta Holdings,
  Inc. ........................  7,275            61,724
Kubota Corp. (a)...............  14,550           78,812
Kurita Water Industries, Ltd.
  (a)..........................  2,910            55,772
Kyocera Corp. (a)..............  1,455            95,458
Leopalace21 Corp. (a)..........  1,700            10,017
Marubeni Corp. (a).............  14,550           44,930
Mediceo Paltac Holdings Co.,
  Ltd. (a).....................  3,199            34,040
Meiko Electronics Co., Ltd. ...  1,000             9,699
MISUMI Group, Inc. (a).........  4,557            54,765
Mitsubishi Motors Corp.
  (a)(c).......................  44,613           56,461
Mitsubishi Chemical Holdings
  Corp. (a)....................  7,500            25,514
Mitsubishi Corp. (a)...........  8,438           109,779
Mitsubishi Electric Corp. (a)..  14,550           64,965
Mitsubishi Estate Co., Ltd. ...  1,925            21,478
Mitsubishi Heavy Industries,
  Ltd. (a).....................  29,101           87,801
Mitsubishi Materials Corp.
  (a)..........................  14,550           39,038
Mitsubishi UFJ Financial Group,
  Inc. ........................  56,924          274,333
Mitsui & Co., Ltd. (a).........  12,626          126,043
Mitsui Chemicals, Inc. (a).....  14,550           35,208
Mitsui OSK Lines, Ltd. (a).....  14,550           70,857
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ..............  3,199            73,684
Mizuho Financial Group, Inc.
  (a)..........................  58,000          110,398
Murata Manufacturing Co., Ltd.
  (a)..........................  1,500            57,406
NEC Corp. (a)(c)...............  15,513           41,464
Nidec Corp. (a)................  1,500            66,822
Nintendo Co., Ltd. (a).........  300              86,413
Nippon Mining Holdings, Inc. ..  8,238            32,528
Nippon Oil Corp. ..............  14,550           71,741
Nippon Steel Corp. (a).........  29,101           77,489
Nippon Telegraph & Telephone
  Corp. .......................  2,500            94,411
Nippon Yusen KK (a)............  14,550           55,537
NIS Group Co., Ltd. (a)........  28,900            8,485
Nissan Motor Co., Ltd. (a).....  11,541           40,897
Nitto Denko Corp. (a)..........  1,500            30,450
Nomura Holdings, Inc. (a)......  10,085           50,542
NTT Data Corp. (a).............  16               43,284
NTT DoCoMo, Inc. (a)...........  99              134,011
Obayashi Corp. (a).............  14,550           70,415
ORIX Corp. (a).................  581              18,647
Panasonic Corp. (a)............  14,550          157,476
Pioneer Corp. (a)(c)...........  6,000             7,836
Resona Holdings, Inc. (a)......  4,400            58,358
Rohm Co., Ltd. (a).............  1,500            74,263
Rohto Pharmaceutical Co., Ltd.
  (a)..........................  10,701           96,642
SEC Carbon, Ltd. ..............  3,000             9,993
Secom Co., Ltd. (a)............  1,648            60,567
Seven & I Holdings Co., Ltd.
  (a)..........................  5,628           123,079
Shimizu Corp. (a)..............  15,513           64,238
Shin-Etsu Chemical Co., Ltd. ..  2,717           131,215
Softbank Corp. (a).............  5,436            69,126
Sompo Japan Insurance, Inc.
  (a)..........................  12,626           64,555
Sony Corp. (a).................  5,820           117,732
Stanley Electric Co., Ltd.
  (a)..........................  4,173            46,221
Sumiseki Holdings, Inc. (c)....  8,900             7,569
Sumitomo Chemical Co., Ltd.
  (a)..........................  14,550           49,055
Sumitomo Corp. ................  7,175            61,238
Sumitomo Electric Industries,
  Ltd. ........................  5,820            48,377
Sumitomo Metal Industries, Ltd.
  (a)..........................  29,101           58,043
Sumitomo Mitsui Financial
  Group, Inc. (a)..............  4,400           151,908
T&D Holdings, Inc. (a).........  1,455            34,692
Taisei Corp. (a)...............  17,438           33,192
Taiyo Yuden Co., Ltd. (a)......  2,000            15,065
Takeda Pharmaceutical Co., Ltd.
  (a)..........................  4,365           150,258
Takeuchi Manufacturing Co.,
  Ltd. (a).....................  2,000            12,595
TDK Corp. (a)..................  1,455            53,769
Teijin, Ltd. (a)...............  14,550           31,377
Terumo Corp. (a)...............  1,648            60,567
The Akita Bank, Ltd. ..........  14,550           54,211
The Aomori Bank, Ltd. (a)......  29,101          111,666
The Awa Bank, Ltd. ............  14,550           88,387
The Bank of Iwate, Ltd. (a)....  1,455            69,089
The Bank of Okinawa, Ltd. .....  1,455            44,341
The Bank of Yokohama, Ltd.
  (a)..........................  14,550           61,576
The Chiba Bank, Ltd. (a).......  14,550           71,446
The Daisan Bank, Ltd. .........  43,651          129,490
The Daishi Bank, Ltd. (a)......  27,176          106,481


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
The Eighteenth Bank, Ltd. .....  25,251      $    86,156
The Furukawa Electric Co., Ltd.
  (a)..........................  14,550           40,953
The Higo Bank, Ltd. ...........  14,550           83,820
The Hokkoku Bank, Ltd. (a).....  14,550           51,706
The Hyakugo Bank, Ltd. ........  14,550           74,245
The Musashino Bank, Ltd. ......  1,455            44,783
The Nanto Bank, Ltd. (a).......  14,550           79,254
The Ogaki Kyoritsu Bank, Ltd.
  (a)..........................  14,550           66,585
The San-In Godo Bank, Ltd. ....  14,550          111,515
The Shiga Bank, Ltd. (a).......  14,550           78,959
The Shikoku Bank, Ltd. (a).....  29,101          113,139
The Sumitomo Trust & Banking
  Co., Ltd. (a)................  14,550           54,947
The Toho Bank, Ltd. (a)........  29,101          115,791
The Tokyo Electric Power Co.,
  Inc. (a).....................  7,175           178,703
The Yamagata Bank, Ltd. .......  27,176          129,318
The Yamanashi Chuo Bank,
  Ltd. ........................  14,550           75,866
Tokio Marine Holdings, Inc.
  (a)..........................  4,365           105,844
Tokyo Electron, Ltd. (a).......  1,455            53,622
Tokyo Gas Co., Ltd. (a)........  16,475           57,547
Tokyu Corp. (a)................  14,550           60,693
Toray Industries, Inc. (a).....  14,550           58,188
Toshiba Corp. (a)..............  15,513           39,894
Toyota Motor Corp. ............  13,188          416,590
USS Co., Ltd. (a)..............  1,261            54,898
Yamada Denki Co., Ltd. (a).....  1,008            39,393
                                             -----------
TOTAL JAPAN....................               10,237,189
                                             -----------
LUXEMBOURG -- 0.3%
ArcelorMittal (a)..............  4,521            91,689
Reinet Investments SCA (c).....  206               1,901
SES............................  2,234            42,415
                                             -----------
TOTAL LUXEMBOURG...............                  136,005
                                             -----------
NETHERLANDS -- 2.3%
Aegon NV.......................  7,733            30,021
Akzo Nobel NV..................  1,855            70,180
ASML Holding NV (a)............  3,278            58,102
European Aeronautic Defence and
  Space Co. NV (a).............  3,007            34,973
Fugro NV.......................  1,211            38,508
Heineken NV....................  1,855            52,706
ING Groep NV...................  11,745           64,714
Koninklijke (Royal) Philips
  Electronics NV (a)(c)........  6,401            94,165
Koninklijke Ahold NV...........  8,366            91,637
Koninklijke DSM NV (a).........  1,857            48,855
Koninklijke Royal KPN NV.......  10,524          140,565
Randstad Holding NV (a)........  1,043            17,698
Reed Elsevier NV...............  6,401            68,533
SBM Offshore NV (a)............  2,128            28,338
TNT NV.........................  2,916            49,866
Unilever NV....................  8,737           172,262
Wolters Kluwer NV..............  3,007            48,747
                                             -----------
TOTAL NETHERLANDS..............                1,109,870
                                             -----------
NEW ZEALAND -- 0.0% (E)
Calan Healthcare Properties
  Trust........................  30,439           19,805
                                             -----------
NORWAY -- 0.7%
DnB NOR ASA....................  6,215            27,844
Norsk Hydro ASA................  5,247            19,738
Norske Skogindustrier ASA
  (a)(c).......................  6,809            12,444
Orkla ASA......................  7,946            54,369
Petroleum Geo-Services ASA
  (a)(c).......................  1,775             7,413
StatoilHydro ASA...............  6,216           109,460
Storebrand ASA (a).............  4,653            14,403
Telenor ASA....................  4,951            28,230
Yara International ASA.........  2,202            48,021
                                             -----------
TOTAL NORWAY...................                  321,922
                                             -----------
PORTUGAL -- 0.5%
Banco Comercial Portugues SA
  (a)(c).......................  32,119           26,354
Ibersol, SGPS SA...............  13,194          112,639
Portugal Telecom, SGPS SA (a)..  8,784            67,992
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia
  SGPS SA (a)..................  1,435             7,640
                                             -----------
TOTAL PORTUGAL.................                  214,625
                                             -----------
SINGAPORE -- 0.9%
Ascendas REIT..................  55,000           44,139
CapitaLand, Ltd. ..............  26,000           39,850
City Developments, Ltd. (a)....  15,000           50,322
Cosco Corp. Singapore, Ltd.
  (a)..........................  31,000           16,722
Flextronics International, Ltd.
  (a)(c).......................  6,943            20,065
Genting International PLC
  (a)(c).......................  118,000          40,751
Keppel Corp., Ltd. ............  16,978           55,953
SembCorp Industries, Ltd. .....  28,000           43,284
Singapore Exchange, Ltd. (a)...  15,000           50,322
Stamford Land Corp, Ltd. ......  472,000          71,412
                                             -----------
TOTAL SINGAPORE................                  432,820
                                             -----------
SOUTH KOREA -- 3.3%
Hyundai Securities Co., Ltd.
  (c)..........................  5,720            47,141
KIWOOM Securities Co., Ltd.
  (c)..........................  2,056            67,480
Korea Electric Power Corp. ADR
  (a)..........................  10,511           96,176
KT Corp. ADR (a)...............  11,034          152,159
LG Display Co., Ltd. ADR (a)...  9,459            96,671
LG Electronics, Inc. ..........  695              45,923
POSCO ADR (a)..................  3,345           223,546
Samsung Electronics Co., Ltd.
  GDR (f)......................  2,876           587,423
SK Energy Co., Ltd. ...........  906              57,966
SK Telecom Co., Ltd. ADR (a)...  12,488          192,940
                                             -----------
TOTAL SOUTH KOREA..............                1,567,425
                                             -----------
SPAIN -- 4.7%
Abertis Infraestructuras SA
  (a)..........................  4,904            76,635
Acciona SA (a).................  382              39,281
Acerinox SA (a)................  2,819            32,749
ACS, Actividades de
  Construccion y Servicios SA
  (a)..........................  1,875            77,770
Banco Bilbao Vizcaya Argentaria
  SA (a).......................  14,898          120,856
Banco de Andalucia SA..........  240               7,988
Banco de Sabadell SA (a).......  10,517           52,782
Banco de Valencia SA (a).......  7,063            58,610
Banco Guipuzcoano SA (a).......  4,475            29,113
Banco Pastor SA (a)............  3,946            21,795
Banco Popular Espanol SA (a)...  7,324            46,384
Banco Santander SA.............  29,222          201,362
Cia Espanola de Petroleos SA...  1,041            43,869
Ebro Puleva SA (a).............  4,466            52,417
Enagas.........................  4,846            68,651


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Faes Farma SA (d)..............  3,936       $    14,005
Faes Farma SA (d)..............  492               1,751
Gamesa Corp. Tecnologica SA....  2,307            29,589
Gestevision Telecinco SA (a)...  3,616            25,061
Grupo Ferrovial SA (a).........  867              18,487
Iberdrola SA...................  21,943          153,826
Iberia Lineas Aereas de
  Espana.......................  16,539           34,695
Indra Sistemas, SA.............  4,018            77,460
Industria de Diseno Textil SA..  1,964            76,533
NH Hoteles SA (a)..............  4,219            11,203
Red Electrica Corporacion SA...  2,190            85,485
Repsol YPF SA..................  6,191           107,104
Sacyr Vallehermoso SA (a)......  1,329            10,234
SOS Cuetara SA (a).............  6,868            46,049
Telefonica SA..................  23,905          476,715
Union Fenosa SA................  4,992           119,302
                                             -----------
TOTAL SPAIN....................                2,217,761
                                             -----------
SWEDEN -- 1.9%
Alfa Laval AB (a)..............  5,163            38,876
Assa Abloy AB (Class B) (a)....  3,599            33,520
Atlas Copco AB (Class B).......  10,707           72,526
Boliden AB Mines (a)...........  2,760            14,155
Electrolux AB (a)..............  2,877            22,446
Hennes & Mauritz AB (Class B)
  (a)..........................  2,677           100,056
Investor AB (a)................  4,803            60,565
Kinnevik Investment AB (Class
  B) (a).......................  3,625            27,734
Loomis AB (Class B) (c)........  918               7,051
Nordea Bank AB (a).............  11,136           55,227
Sandvik AB (a).................  6,665            37,971
Scania AB (Class B) (a)........  4,134            33,503
Securitas AB (Class B) (a).....  6,089            44,191
Skanska AB (Class B) (a).......  5,163            44,340
SKF AB (Class B)...............  375               3,232
Tele2 AB (Class B).............  4,115            34,593
Telefonaktiebolaget LM Ericsson
  (Class B) (a)................  19,207          156,819
TeliaSonera AB (a).............  11,250           53,887
Volvo AB ADR (Class A) (a).....  8,991            47,634
                                             -----------
TOTAL SWEDEN...................                  888,326
                                             -----------
SWITZERLAND -- 7.0%
ABB, Ltd. (c)..................  12,247          171,149
Adecco SA......................  1,332            41,680
Alcon, Inc. ...................  769              69,910
Bachem Holding AG (Class B)....  1,041            56,763
Cie Financiere Richemont SA
  (Class A) (c)................  1,716            26,833
Clariant AG (c)................  3,339            12,950
Credit Suisse Group AG.........  6,020           183,504
Geberit AG.....................  400              35,988
Graubuendner Kantonalbank......  43               37,666
Holcim, Ltd. ..................  1,192            42,541
Julius Baer Holding AG.........  1,328            32,702
Kuehne & Nagel International
  AG...........................  815              47,629
Lonza Group AG (a).............  740              73,216
Nestle SA......................  19,710          667,025
Nobel Biocare Holding AG.......  1,623            27,720
Novartis AG....................  13,448          509,511
PSP Swiss Property AG..........  2,249            94,940
Roche Holding AG...............  3,946           542,074
SGS SA (a).....................  57               59,905
STMicroelectronics NV..........  7,524            37,661
Sulzer AG......................  420              21,682
Swatch Group AG................  342              41,357
Swiss Life Holding (c).........  253              17,478
Swiss Reinsurance..............  1,974            32,360
Syngenta AG....................  700             141,225
UBS AG.........................  13,981          131,566
Xstrata PLC....................  3,680            24,620
Zurich Financial Services AG
  (a)..........................  761             120,537
                                             -----------
TOTAL SWITZERLAND..............                3,302,192
                                             -----------
UNITED KINGDOM -- 16.4%
3i Group PLC...................  3,192            12,399
Amec PLC.......................  5,494            42,012
Anglo American PLC.............  7,694           130,794
AstraZeneca PLC................  8,174           287,164
Aviva PLC......................  13,761           42,654
BAE Systems PLC................  19,368           92,861
Balfour Beatty PLC.............  8,240            38,739
Barclays PLC...................  33,734           71,562
Barratt Developments PLC.......  8,436            10,731
BG Group PLC...................  20,505          310,074
BHP Billiton PLC...............  12,682          251,762
BP PLC.........................  99,302          671,108
British Airways PLC............  5,919            11,946
British American Tobacco PLC...  8,451           195,387
British Land Co. PLC...........  6,183            31,971
British Sky Broadcasting Group
  PLC..........................  8,915            55,394
BT Group PLC...................  40,527           45,426
Burberry Group PLC (a).........  5,816            23,488
Cable & Wireless PLC...........  18,187           36,365
Cadbury PLC....................  7,721            58,323
Capita Group PLC...............  8,626            83,890
Carnival PLC...................  1,705            38,735
Centrica PLC...................  26,783           87,432
Compass Group PLC..............  15,179           69,404
Diageo PLC.....................  11,944          134,648
Drax Group PLC.................  4,595            34,018
DSG International PLC..........  21,754            6,470
Enterprise Inns PLC............  6,074             5,898
Experian PLC...................  9,429            59,027
FirstGroup PLC.................  5,699            21,851
Friends Provident PLC..........  19,645           19,514
G4S PLC........................  15,864           44,090
GKN PLC........................  9,213             9,013
GlaxoSmithKline PLC............  28,844          449,611
Hays PLC.......................  27,000           28,155
Home Retail Group PLC..........  7,297            23,507
HSBC Holdings PLC..............  55,477          314,096
ICAP PLC (a)...................  7,064            30,806
Imperial Tobacco Group PLC.....  5,740           128,924
Inchcape PLC (a)...............  6,304             6,800
Informa PLC....................  6,249            23,512
Intercontinental Hotels Group
  PLC..........................  2,980            22,681
International Power PLC........  11,509           34,725
Invensys PLC (c)...............  9,249            22,047
Investec PLC...................  4,951            20,722
ITV PLC........................  34,752            9,464
J Sainsbury PLC................  9,607            43,101


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Kingfisher PLC.................  18,304      $    39,275
Land Securities Group PLC (a)..  2,666            16,709
Legal & General Group PLC......  31,832           19,619
Lloyds Banking Group PLC.......  42,617           43,187
Logica PLC.....................  20,397           18,638
Lonmin PLC.....................  1,285            26,210
Man Group PLC..................  11,021           34,516
Marks & Spencer Group PLC......  10,733           45,537
Michael Page International
  PLC..........................  7,796            20,533
Mondi PLC......................  5,662            12,011
National Express Group PLC.....  2,606             5,668
National Grid PLC..............  13,479          103,459
Next PLC (a)...................  2,043            38,771
Old Mutual PLC.................  36,588           27,218
Pearson PLC....................  6,322            63,567
Persimmon PLC..................  4,087            20,240
Prudential PLC.................  13,597           65,679
Punch Taverns PLC..............  2,877             2,412
Reckitt Benckiser PLC..........  3,608           135,442
Rentokil Initial PLC (a).......  31,080           19,824
Rio Tinto PLC..................  5,259           177,143
Rolls-Royce Group PLC (c)......  12,457           52,494
Royal Bank of Scotland Group
  PLC (c)......................  57,441           20,172
Royal Dutch Shell PLC (Class
  A)...........................  19,077          429,575
Royal Dutch Shell PLC (Class
  B)...........................  14,181          311,196
RSA Insurance Group PLC........  23,190           43,245
SABMiller PLC..................  5,247            77,991
Scottish & Southern Energy
  PLC..........................  5,025            79,877
Serco Group PLC................  9,083            47,617
Shire, Ltd. ...................  4,466            55,244
Smith & Nephew PLC.............  9,195            56,936
Smiths Group PLC...............  3,575            34,281
Standard Chartered PLC.........  7,398            91,883
Standard Life PLC..............  15,004           35,721
Tate & Lyle PLC................  7,406            27,653
Taylor Wimpey PLC..............  28,853            8,582
Tesco PLC......................  41,680          199,180
The Sage Group PLC.............  15,823           38,374
Thomson Reuters PLC............  577              12,902
Tomkins PLC....................  15,546           27,018
Tullow Oil PLC.................  8,513            97,983
Unilever PLC...................  7,184           135,717
United Business Media PLC......  4,298            26,229
Virgin Media, Inc. (a).........  2,504            12,019
Vodafone Group PLC.............  287,499         505,837
William Hill PLC (a)...........  6,430            15,691
William Morrison Supermarkets
  PLC..........................  17,708           64,850
Willis Group Holdings, Ltd.
  (a)..........................  2,103            46,266
Wolseley PLC (c)...............  4,755            15,727
WPP Group PLC..................  8,484            47,761
Yell Group PLC (a).............  8,304             1,488
                                             -----------
TOTAL UNITED KINGDOM...........                7,747,468
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $64,503,541)...........               46,476,709
                                             -----------
PREFERRED STOCK -- 0.2%
GERMANY -- 0.2%
Fresenius SE...................  871              39,966
Henkel AG & Co. KGaA (a).......  1,970            53,567
                                             -----------
TOTAL GERMANY..................                   93,533
                                             -----------
ITALY -- 0.0% (E)
Istituto Finanziario
  Industriale SpA (c)..........  1,966            13,156
                                             -----------
TOTAL PREFERRED STOCK --
  (Cost $155,150)..............                  106,689
                                             -----------
RIGHTS -- 0.1%
AUSTRALIA -- 0.0% (E)
DUET Group (expiring 4/24/09)
  (b)(c).......................  10,237            2,576
                                             -----------
BELGIUM -- 0.0% (E)
Fortis (expiring 7/4/14)
  (b)(c)(f)....................  3,335                 0
                                             -----------
FINLAND -- 0.0% (E)
Pohjola Bank PLC (expiring
  4/24/09).....................  4,785             6,498
                                             -----------
ITALY -- 0.0% (E)
Seat Pagine Gialle SpA
  (expiring 4/17/09) (c).......  972               6,065
                                             -----------
UNITED KINGDOM -- 0.1%
HSBC Holdings PLC (expiring
  4/3/09) (c)..................  23,115           46,716
Royal Bank of Scotland Group
  PLC (expiring 4/6/09)
  (b)(c).......................  24,617                0
William Hill PLC (expiring
  4/7/09) (c)..................  6,430             5,899
                                             -----------
TOTAL UNITED KINGDOM...........                   52,615
                                             -----------
TOTAL RIGHTS --
  (Cost $48,853)...............                   67,754
                                             -----------
SHORT TERM INVESTMENTS -- 16.7%
UNITED STATES -- 16.7%
MONEY MARKET FUNDS -- 16.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h).............  7,648,559     7,648,559
STIC Prime Portfolio...........  240,161         240,161
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $7,888,720)............                7,888,720
                                             -----------
TOTAL INVESTMENTS -- 115.2%
  (Cost $72,596,264)...........               54,539,872
OTHER ASSETS AND
  LIABILITIES -- (15.2)%.......               (7,205,964)
                                             -----------
NET ASSETS -- 100.0%...........              $47,333,908
                                             ===========





See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(c) Non-income producing security.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Amount shown represents less than 0.05% of net assets.
(f) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.24% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h) Investments of cash collateral for securities loaned
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.0%
AUSTRALIA -- 6.9%
ABB Grain, Ltd. (a)...........  107,038      $    444,733
Adelaide Brighton, Ltd. (a)...  366,658           498,044
Ausenco, Ltd. (a).............  76,638            152,822
Austar United Communications,
  Ltd. (b)....................  571,274           271,891
Austereo Group, Ltd. .........  765,699           614,469
Australian Wealth Management,
  Ltd. .......................  470,193           303,822
Australian Worldwide
  Exploration, Ltd. (a)(b)....  631,495         1,061,806
Beach Petroleum, Ltd. ........  918,141           561,374
Billabong International,
  Ltd. .......................  81,529            481,494
Boom Logistics, Ltd. .........  425,624           134,554
Buru Energy Ltd (b)...........  262,133            34,605
Campbell Brothers, Ltd. ......  54,902            518,784
Centennial Coal Co., Ltd.
  (a).........................  310,415           433,510
David Jones, Ltd. (a).........  229,816           447,093
FKP Property Group............  164,770           114,482
Fleetwood Corp., Ltd. ........  161,931           627,804
Futuris Corp., Ltd. (a).......  756,518           186,598
Goodman Fielder, Ltd. ........  607,151           440,832
Healthscope, Ltd. ............  207,526           591,175
Iluka Resources, Ltd. (b).....  172,942           484,245
Invocare, Ltd. (a)............  326,927         1,158,459
IOOF Holdings, Ltd. ..........  144,182           331,588
JB Hi-Fi, Ltd. (a)............  105,483           844,296
Kagara Zinc, Ltd. (a)(b)......  167,153            49,939
Linc Energy Ltd. (a)(b).......  89,801            131,651
Monadelphous Group, Ltd. .....  82,235            475,950
Mount Gibson Iron, Ltd. (b)...  285,277            92,168
Oakton, Ltd. (a)..............  165,558            89,723
Pacific Brands, Ltd. (a)......  542,820            92,402
PanAust, Ltd. (b).............  1,211,462         239,891
PaperlinX, Ltd. ..............  364,341           140,495
Programmed Maintenance
  Services, Ltd. .............  231,388           400,313
Record Realty (b)(c)..........  213,188                 0
Riversdale Mining, Ltd. (b)...  76,971            188,783
Roc Oil Co., Ltd. (a)(b)......  546,537           159,488
SAI Global, Ltd. .............  476,310           797,566
Sigma Pharmaceuticals, Ltd.
  (a).........................  942,291           693,986
Sino Gold Mining, Ltd.
  (a)(b)......................  261,353           960,601
Spark Infrastructure Group....  755,045           532,474
Spotless Group, Ltd. .........  226,354           293,310
STW Communications Group,
  Ltd. .......................  574,172           195,478
Transfield Services, Ltd. ....  112,517           159,481
Transpacific Industries Group,
  Ltd. (a)(c).................  93,148            116,495
WHK Group, Ltd. ..............  506,886           334,575
                                             ------------
TOTAL AUSTRALIA...............                 16,883,249
                                             ------------
AUSTRIA -- 0.7%
Austrian Airlines AG (b)......  73,902            359,118
BWIN Interactive Entertainment
  AG (b)......................  12,695            353,116
BWT AG........................  20,269            398,285
Eco Business-Immobilien AG
  (b).........................  115,541           219,367
Schoeller-Bleckmann Oilfield
  Equipment AG................  15,239            438,850
                                             ------------
TOTAL AUSTRIA.................                  1,768,736
                                             ------------
BELGIUM -- 0.8%
AGFA-Gevaert NV (b)...........  72,220            121,776
Barco NV......................  23,506            335,496
EVS Broadcast Equipment SA....  11,602            380,478
RHJ International (b).........  107,136           382,638
Tessenderlo Chemie NV.........  22,753            691,790
                                             ------------
TOTAL BELGIUM.................                  1,912,178
                                             ------------
CANADA -- 8.9%
AltaGas Income Trust..........  67,286            762,092
Anvil Mining, Ltd. (a)(b).....  90,893             77,300
Biovail Corp. (a).............  48,475            528,230
Canadian Hydro Developers,
  Inc. (a)(b).................  272,454           517,558
Canadian Western Bank(a)......  62,878            519,756
CanWest Global Communications
  Corp. (a)(b)................  146,413            34,911
Celestica, Inc. (b)...........  137,777           487,309
Compton Petroleum Corp.
  (a)(b)......................  122,582            79,893
Corus Entertainment, Inc.
  (Class B)...................  91,294            989,021
Denison Mines Corp. (a)(b)....  91,422             66,851
Dundee Corp. (Class A) (b)....  56,275            229,904
Dundee Real Estate Investment
  Trust.......................  77,592            786,312
DundeeWealth, Inc. (a)........  55,481            220,045
FirstService Corp. (a)(b).....  39,794            327,992
FNX Mining Co., Inc. (a)(b)...  68,393            245,163
Freehold Royalty Trust........  51,264            362,635
Gammon Gold, Inc. (b).........  65,973            434,174
GMP Capital Trust.............  59,876            338,844
Golden Star Resources, Ltd.
  (b).........................  297,559           456,455
Great Canadian Gaming Corp.
  (a)(b)......................  74,311            154,747
Guardian Capital Group,
  Ltd. .......................  160,723           542,918
Highpine Oil & Gas, Ltd. (b)..  92,134            342,715
Home Capital Group, Inc. .....  33,194            659,316
HudBay Minerals, Inc. (b).....  65,853            309,336
Iamgold Corp. ................  179,217         1,549,800
Kinross Gold Corp. ...........  5,463              99,477
Linamar Corp. ................  72,368            150,701
MacDonald Dettwiler &
  Associates, Ltd. (a)(b).....  34,432            681,169
Major Drilling Group
  International, Inc. ........  19,815            190,252
Martinrea International, Inc.
  (b).........................  59,916            136,200
New Gold, Inc. (a)(b).........  173,915           337,283
Novagold Resources, Inc.
  (a)(b)......................  103,781           291,179
NuVista Energy, Ltd. (a)(b)...  85,527            409,910
Open Text Corp. (b)...........  26,686            924,142
Peyto Energy Trust............  66,203            409,905
Progress Energy Resources
  Corp. ......................  157,624         1,172,643
Quebecor, Inc. (Class B)......  42,473            605,961
Red Back Mining, Inc. (b).....  114,121           739,249
Russel Metals, Inc. ..........  50,888            415,792
Savanna Energy Services
  Corp. ......................  64,843            262,846
Stantec, Inc. (a)(b)..........  44,161            800,279
The Forzani Group, Ltd. ......  48,952            389,079
TriStar Oil & Gas, Ltd.
  (a)(b)......................  64,502            473,198
Uni-Select, Inc. .............  75,112          1,508,031


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Uranium One, Inc. (a)(b)......  174,093      $    352,849
WestJet Airlines, Ltd. (b)....  54,432            502,722
                                             ------------
TOTAL CANADA..................                 21,876,144
                                             ------------
CHINA -- 3.2%
Allied Properties HK, Ltd. ...  2,424,791         190,855
Cafe de Coral Holdings,
  Ltd. .......................  979,867         1,924,332
Chow Sang Sang Holding
  International, Ltd. ........  612,939           355,900
Far East Consortium
  International, Ltd. ........  2,083,466         212,379
First Pacific, Co., Ltd. .....  1,430,000         490,813
Giordano International,
  Ltd. .......................  3,208,000         608,485
HKR International, Ltd. ......  1,619,179         390,692
Integrated Distribution
  Services Group, Ltd. .......  362,205           419,690
K Wah International Holdings,
  Ltd. .......................  1,502,565         199,696
Midland Holdings, Ltd. .......  305,790           101,404
Peace Mark Holdings, Ltd.
  (b).........................  504,228            97,593
Road King Infrastructure,
  Ltd. .......................  703,544           286,864
Techtronic Industries Co.,
  Ltd. .......................  922,000           428,284
Texwinca Holdings, Ltd. ......  1,284,050         661,079
VTech Holdings, Ltd. .........  85,000            329,032
Xinao Gas Holdings, Ltd. .....  588,000           591,794
Xinyi Glass Holdings Co.,
  Ltd. .......................  1,004,315         445,786
                                             ------------
TOTAL CHINA...................                  7,734,678
                                             ------------
DENMARK -- 0.8%
Bang & Olufsen A/S (Class B)
  (a).........................  15,421            195,173
East Asiatic Co., Ltd. (a)....  21,650            611,696
GN Store Nord A/S (a)(b)......  121,760           325,570
IC Companys A/S...............  15,958            184,902
NeuroSearch A/S (a)(b)........  14,605            180,940
SimCorp A/S (b)...............  5,313             568,251
                                             ------------
TOTAL DENMARK.................                  2,066,532
                                             ------------
FINLAND -- 2.1%
Amer Sports Oyj (Class A)
  (a).........................  63,465            420,470
Atria Group PLC (a)...........  36,790            319,942
Citycon Oyj (a)...............  157,311           304,938
Cramo Oyj (Class B) (a).......  34,991            235,075
Finnlines Oyj.................  87,833            609,901
HKScan Oyj....................  56,432            277,971
Lassila & Tikanoja Oyj (a)....  49,548            619,694
Poyry Oyj.....................  52,246            677,022
TietoEnator Oyj (a)...........  42,976            445,633
Vacon Oyj (a)(b)..............  25,467            608,964
Vaisala Oyj (Class A) (a).....  25,913            730,068
                                             ------------
TOTAL FINLAND.................                  5,249,678
                                             ------------
FRANCE -- 2.8%
Canal Plus....................  29,640            184,959
Carbone Lorraine SA...........  16,757            386,675
Cie Generale de Geophysique-
  Veritas (b).................  31,367            364,319
Club Mediterranee SA (b)......  16,806            201,936
GL Events SA..................  19,574            311,861
Groupe Steria SCA (a).........  20,167            284,760
IMS International Metal
  Service.....................  24,965            343,061
Ingenico SA (a)...............  28,890            479,466
IPSOS.........................  35,208            775,978
Rhodia SA (a).................  40,679            149,120
Rubis.........................  20,591          1,194,700
Saft Groupe SA (b)............  20,809            560,851
Sequana Capital SA (a)........  49,758            256,327
Societe de la Tour Eiffel.....  7,191             166,126
SOITEC (a)(b).................  59,695            249,898
Sperian Protection............  6,778             206,441
STEF-TFE......................  18,443            637,881
                                             ------------
TOTAL FRANCE..................                  6,754,359
                                             ------------
GERMANY -- 2.1%
Demag Cranes AG...............  18,541            322,481
Deutsche Wohnen AG (b)........  32,253            488,175
DIC Asset AG..................  22,746            107,814
Gerresheimer AG...............  15,979            292,559
Gildemeister AG (a)...........  38,625            299,489
Indus Holding AG (a)..........  41,770            483,040
Jenoptik AG (b)...............  92,856            431,497
Kontron AG....................  52,503            506,082
KUKA AG (a)...................  31,481            426,751
Leoni AG......................  26,628            241,821
MLP AG (a)....................  40,016            419,721
MTU Aero Engines Holding AG...  22,672            530,993
Patrizia Immobilien AG
  (a)(b)......................  103,656           189,921
Pfleiderer AG (a).............  33,582            118,601
Solar Millennium AG (b).......  13,334            179,160
                                             ------------
TOTAL GERMANY.................                  5,038,105
                                             ------------
GREECE -- 0.8%
Ellaktor SA...................  74,954            376,172
Fourlis Holdings SA...........  32,111            293,321
Hellenic Exchanges SA.........  51,412            367,920
Intracom Holdings SA (b)......  268,132           210,039
Michaniki SA..................  122,693           201,996
Minoan Lines Shipping SA......  12,709             55,177
Thessaloniki Port Authority
  SA..........................  25,169            340,852
                                             ------------
TOTAL GREECE..................                  1,845,477
                                             ------------
IRELAND -- 0.7%
C&C Group PLC (d).............  150,849           264,373
C&C Group PLC (d).............  15,947             27,525
Fyffes PLC....................  987,448           268,762
Kingspan Group PLC............  67,080            245,366
Kingspan Group PLC............  7,129              26,029
McInerney Holdings PLC (b)....  454,498            51,292
McInerney Holdings PLC (London
  shares) (b).................  46,748              4,999
Paddy Power PLC (d)...........  40,941            659,899
Paddy Power PLC (d)...........  12,666            198,436
                                             ------------
TOTAL IRELAND.................                  1,746,681
                                             ------------
ITALY -- 2.1%
Amplifon SpA..................  174,852           304,118
Astaldi SpA...................  134,826           554,926
Banca Popolare dell'Etruria e
  del Lazio Scrl..............  132,682           616,567
Digital Multimedia
  Technologies SpA (b)........  17,898            117,153
Esprinet SpA (a)..............  59,024            354,607
IMMSI SpA.....................  443,327           311,961
Interpump Group SpA...........  136,479           497,403


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Permasteelisa SpA.............  64,949       $    731,254
Recordati SpA.................  195,392         1,063,630
Sorin SpA (b).................  579,586           392,838
Tiscali SpA (a)(b)............  320,758           165,238
                                             ------------
TOTAL ITALY...................                  5,109,695
                                             ------------
JAPAN -- 37.5%
Alps Electric Co., Ltd. (a)...  108,936           371,686
Asahi Pretec Corp. (a)(c).....  28,443            429,078
Atrium Co., Ltd. (b)..........  15                     18
Bank of the Ryukyus, Ltd.
  (a)(b)......................  83,000            684,034
Best Denki Co., Ltd. (a)......  139,269           399,039
Capcom Co., Ltd. .............  45                    796
Central Glass Co., Ltd. ......  323,145           958,606
COMSYS Holdings Corp. (a).....  127,050         1,059,929
DA Office Investment Corp.
  (a).........................  194               273,018
Daifuku Co., Ltd. (a).........  75,000            400,931
Daihen Corp. (a)..............  150,000           366,002
Daiichi Chuo Kisen Kaisha
  (a).........................  79,834            167,314
Daimei Telecom Engineering
  Corp. (a)...................  81,000            750,380
Dainippon Screen Manufacturing
  Co., Ltd. (a)(b)............  153,000           257,143
DCM Japan Holdings Co., Ltd.
  (a).........................  106,233           539,931
Disco Corp. (a)...............  21,900            539,906
Don Quijote Co., Ltd. (a).....  46,800            599,393
DOUTOR NICHIRES Holdings Co.,
  Ltd. (a)....................  101,732         1,309,116
DTS Corp. (a).................  53,282            344,712
eAccess, Ltd. (a).............  1,234             794,598
EDION Corp. (a)...............  62,800            155,140
FCC Co., Ltd. (a).............  62,348            638,819
Fukuoka REIT Corp. (a)........  194               752,273
Furukawa Co., Ltd. ...........  437,387           363,124
Glory, Ltd. (a)...............  45,200            799,478
H2O Retailing Corp. (a).......  150,000           856,535
Hanwa Co., Ltd. ..............  225,000           567,227
Heiwa Real Estate Co., Ltd.
  (a).........................  194,500           419,444
Hitachi Kokusai Electric, Inc.
  (a).........................  89,372            464,188
Hitachi Zosen Corp. (a)(b)....  486,000           388,721
Horiba, Ltd. (a)..............  32,113            546,867
Hosiden Corp. (a).............  68,300            670,069
Iino Kaiun Kaisha, Ltd. (a)...  85,300            376,539
IT Holdings Corp. ............  57,408            659,114
Izumiya Co., Ltd. ............  159,000           721,191
Japan Airport Terminal Co.,
  Ltd. (a)....................  58,800            619,135
Japan Asia Investment Co.,
  Ltd. (a)(b).................  136,000            60,585
Japan Aviation Electronics
  Industry, Ltd. (a)..........  75,000            366,761
Japan Excellent, Inc. ........  156               555,958
Japan Logistics Fund, Inc.
  (a).........................  156               952,394
Juki Corp. ...................  92,332             72,916
K's Holdings Corp. (a)........  31,700            423,972
Kanematsu Corp. (b)...........  467,698           369,347
Katakura Industries Co., Ltd.
  (a).........................  59,774            456,914
Kayaba Industry Co., Ltd.
  (a).........................  199,832           252,901
Keisei Electric Railway Co.,
  Ltd. (a)....................  264,230         1,318,876
Kenedix, Inc. (a)(b)..........  305                29,676
Kitz Corp. ...................  80,000            242,179
Kiyo Holdings, Inc. (a).......  698,000           869,232
Komori Corp. .................  66,036            538,210
Kurabo Industries, Ltd. (a)...  431,000           589,096
Kyowa Exeo Corp. (a)..........  81,000            656,070
Makino Milling Machine Co.,
  Ltd. (a)....................  85,000            227,195
Marudai Food Co., Ltd. .......  341,656           812,890
Maruha Nichiro Holdings, Inc.
  (a).........................  478,485           653,999
Marusan Securities Co., Ltd.
  (a).........................  100,898           515,880
Meiji Dairies Corp. (a)(c)....  276,451         1,147,564
Miraca Holdings, Inc. (a).....  49,600            998,327
Mitsubishi Rayon Co., Ltd.
  (a).........................  208,000           398,016
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b).................  394,000           646,229
Mitsui-Soko Co., Ltd. (a).....  192,000           744,518
Mitsumi Electric Co., Ltd.
  (a).........................  37,300            532,480
Nabtesco Corp. ...............  75,000            516,351
Nakanishi, Inc. ..............  7,083             400,153
Nankai Electric Railway Co.,
  Ltd. (a)....................  493,000         2,181,239
Net One Systems Co., Ltd. ....  574               754,330
Neturen Co., Ltd. ............  131,503           758,902
New City Residence Investment
  Corp. (b)(c)(e).............  4                       0
Nihon Dempa Kogyo Co., Ltd.
  (a).........................  16,200            241,434
Nihon Kohden Corp. (a)........  41,200            504,311
Nikkiso Co., Ltd. (a).........  148,000           842,118
Nippon Accommodations Fund,
  Inc. (a)....................  160               644,730
Nippon Carbon Co., Ltd. (a)...  140,712           282,079
Nippon Konpo Unyu Soko Co.,
  Ltd. (a)....................  134,000         1,056,859
Nippon Light Metal Co., Ltd.
  (a)(b)......................  897,000           653,883
Nippon Seiki Co., Ltd. .......  69,000            424,046
Nippon Shinyaku Co., Ltd. ....  125,000         1,102,308
Nippon Soda Co., Ltd. ........  162,000           470,730
Nippon Suisan Kaisha, Ltd.
  (a).........................  248,199           645,815
Nippon Thompson Co., Ltd. ....  131,000           440,336
Nishimatsu Construction Co.,
  Ltd. (a)....................  395,000           315,936
Nishimatsuya Chain Co., Ltd.
  (a).........................  71,193            504,557
Nitto Boseki Co., Ltd. .......  329,153           576,526
NOF Corp. (a).................  260,000           876,582
NSD Co., Ltd. (a).............  56,908            360,104
Okasan Holdings, Inc. (a).....  165,682           588,786
Oki Electric Industry Co.,
  Ltd. (a)(b).................  912,000           581,715
Orix JREIT, Inc. .............  228               932,591
Osaka Securities Exchange Co.,
  Ltd. (a)....................  186               593,196
OSG Corp. (a).................  92,200            559,156
Park24 Co., Ltd. (a)..........  114,113           770,612
Point, Inc. (a)...............  15,050            681,113
Premier Investment Co. (a)....  287               886,251
Rengo Co., Ltd. (a)...........  123,000           625,149
Rohto Pharmaceutical Co., Ltd.
  (a).........................  100,000           903,108
Ryohin Keikaku Co., Ltd. (a)..  20,203            787,502
Sakai Chemical Industry Co.,
  Ltd. .......................  216,565           613,933
Sanden Corp. (a)(b)...........  293,000           474,638
Sankyu, Inc. (a)..............  176,000           463,299
Sanyo Shokai, Ltd. (a)........  106,000           335,912
Sanyo Special Steel Co., Ltd.
  (a).........................  122,937           290,010
Sato Corp. (a)................  73,700            535,010
Seiren Co., Ltd. (a)..........  122,800           549,535
Shima Seiki Manufacturing,
  Ltd. (a)....................  42,025            827,991
Shimachu Co., Ltd. (a)........  58,000            973,028


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Shinko Electric Co., Ltd.
  (a).........................  269,000      $    590,999
Shochiku Co., Ltd. (a)........  292,000         1,971,894
Shoei Co., Ltd. (a)...........  66,300            369,862
SMK Corp. ....................  148,343           316,902
Star Micronics Co., Ltd. (a)..  38,900            356,823
Sumitomo Osaka Cement Co.,
  Ltd. (a)....................  567,793         1,304,941
Sysmex Corp. .................  57                  1,812
Tadano, Ltd. (a)..............  79,526            329,312
Takara Holdings, Inc. (a).....  193,000           961,385
Takasago International Corp.
  (a).........................  216,694         1,068,442
Takefuji Corp. (a)............  42,830            199,905
Takuma Co., Ltd. (a)(b).......  168,000           256,839
The Bank of Nagoya, Ltd. .....  152,000           634,039
The Bank of Okinawa, Ltd. ....  30,700            935,578
The Ehime Bank, Ltd. (a)......  407,000         1,079,619
The Eighteenth Bank, Ltd. ....  391,730         1,336,570
The Hokuetsu Bank, Ltd. (a)...  554,000           925,483
The Michinoku Bank, Ltd. (a)..  452,000         1,144,072
The Minato Bank, Ltd. (b).....  468,000           696,527
The Miyazaki Bank, Ltd. (a)...  365,000         1,481,877
The Musashino Bank, Ltd. .....  23,900            735,608
The Oita Bank, Ltd. ..........  237,000         1,310,135
The Tochigi Bank, Ltd. .......  160,000           775,944
The Tokushima Bank, Ltd. .....  171,000           931,437
The Tokyo Tomin Bank, Ltd.
  (a).........................  26,300            404,738
Toagosei Co., Ltd. ...........  356,818           794,775
TOC Co., Ltd. (a).............  122,500           439,050
Toei Co., Ltd. ...............  197,000           853,660
Toho Pharmaceutical Co., Ltd.
  (a).........................  46,319            444,103
Toho Zinc Co., Ltd. (a).......  142,000           357,983
Tokai Tokyo Securities Co.,
  Ltd. (a)....................  152,000           270,851
Tokuyama Corp. (a)............  85,000            537,866
Tokyo Dome Corp. .............  150,000           410,044
Tokyo Tatemono Co., Ltd. (a)..  124,000           317,627
Topy Industries, Ltd. ........  452,381           659,541
Toyo Corp/Chuo-ku (a).........  108,348           917,069
Toyo Tire & Rubber Co., Ltd.
  (a)(b)......................  226,000           283,730
Toyobo Co., Ltd. (a)..........  610,788           785,361
Tsumura & Co. (a).............  46,900          1,210,843
Ulvac, Inc. (a)...............  28,200            511,637
Unitika, Ltd. (a)(b)..........  620,000           420,573
Yodogawa Steel Works, Ltd. ...  242,000           989,855
Zenrin Co., Ltd. (a)..........  34,977            373,957
                                             ------------
TOTAL JAPAN...................                 91,900,811
                                             ------------
NETHERLANDS -- 2.2%
Aalberts Industries NV........  52,153            281,129
ASM International NV (a)(b)...  42,779            354,986
Crucell NV (a)(b).............  46,170            919,192
Draka Holdings................  16,782            120,587
Exact Holdings NV.............  29,635            593,737
Imtech NV.....................  32,850            451,851
James Hardie Industries NV....  248,816           726,085
KAS Bank NV...................  57,794            623,457
OPG Groep NV..................  93,586            856,111
Ordina NV.....................  57,871            204,382
Orthofix International N.V.
  (a)(b)......................  17,838            330,360
                                             ------------
TOTAL NETHERLANDS.............                  5,461,877
                                             ------------
NEW ZEALAND -- 0.4%
Fisher & Paykel Appliances
  Holdings, Ltd. (a)..........  610,140           170,636
Fisher & Paykel Healthcare
  Corp., Ltd. ................  418,662           755,086
Nuplex Industries, Ltd. (a)...  268,096           114,762
                                             ------------
TOTAL NEW ZEALAND.............                  1,040,484
                                             ------------
NORWAY -- 1.2%
DET Norske Oljeselskap ASA
  (b).........................  642,680           561,575
Ekornes ASA...................  75,120            723,153
Norske Skogindustrier ASA
  (a)(b)......................  156,361           285,762
Norwegian Property ASA (a)....  248,643           147,298
Songa Offshore ASA (a)(b).....  78,342            120,087
Tomra Systems ASA (a).........  118,472           436,894
Veidekke ASA..................  157,930           701,693
                                             ------------
TOTAL NORWAY..................                  2,976,462
                                             ------------
PORTUGAL -- 0.4%
Altri SGPS SA.................  112,715           288,528
F. Ramada Investimentos SGPS
  (b).........................  20,157             17,262
Semapa-Sociedade de
  Investimento e Gestao, SGPS,
  SA (a)......................  87,264            735,714
                                             ------------
TOTAL PORTUGAL................                  1,041,504
                                             ------------
SINGAPORE -- 2.1%
Bukit Sembawang Estates,
  Ltd. .......................  168,080           265,355
Haw Par Corp., Ltd. ..........  546,352         1,257,882
Hong Leong Finance, Ltd. .....  1,031,656       1,228,323
Mapletree Logistics Trust.....  2,392,965         590,292
Parkway Holdings, Ltd. (a)....  714,309           545,059
Suntec REIT (a)...............  1,464,000         606,710
Verigy, Ltd. (a)(b)...........  38,173            314,927
Wing Tai Holdings, Ltd. ......  759,000           349,493
                                             ------------
TOTAL SINGAPORE...............                  5,158,041
                                             ------------
SOUTH KOREA -- 5.9%
Asiana Airlines (b)...........  128,338           331,225
Cheil Communications, Inc. ...  6,065             723,459
Daewoo Motor Sales (b)........  22,165            113,930
Daum Communications Corp.
  (b).........................  9,938             205,837
Dong-A Pharmaceutical Co.,
  Ltd. .......................  7,310             464,521
Eugene Investment & Securities
  Co., Ltd. (b)...............  335,944           242,866
Hana Tour Service, Inc. ......  14,313            313,525
Hanmi Pharm Co., Ltd. ........  6,406             692,353
Hansol Paper Co. (b)..........  43,635            294,317
Hanwha Chemical Corp. ........  56,571            382,389
Hanwha Securities Co. (b).....  53,463            336,257
Hite Brewery Co., Ltd. .......  5,414             536,214
Hotel Shilla Co., Ltd. .......  40,492            491,788
Humax Co., Ltd. ..............  37,866            353,133
Hyundai Department Store Co.,
  Ltd. .......................  11,475            593,141
Hyundai Marine & Fire
  Insurance Co., Ltd. (b).....  48,475            438,054
Jeonbuk Bank..................  131,365           428,307
Korean Reinsurance Co. (b)....  67,939            520,624
LG International Corp. .......  38,030            515,498
LG Life Sciences, Ltd. (b)....  13,728            543,860
LIG Insurance Co., Ltd. (b)...  32,804            316,597
LS Industrial Systems Co.,
  Ltd. .......................  12,442            486,616
MegaStudy Co., Ltd. ..........  3,148             451,746


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Meritz Fire & Marine Insurance
  Co., Ltd. ..................  91,180       $    255,100
Meritz Securities Co., Ltd.
  (b).........................  430,456           303,412
NCSoft Corp. (a)..............  13,516            900,904
Orion Corp. (a)...............  3,626             425,971
Poongsan Corp. (b)(d).........  8                      72
Poongsan Corp. (b)(d).........  68,614            644,845
Samsung Fine Chemicals Co.,
  Ltd. .......................  16,010            504,635
SFA Engineering Corp. ........  12,266            377,756
SK Chemicals Co., Ltd. .......  17,230            580,458
Yuhan Corp. ..................  5,498             735,319
                                             ------------
TOTAL SOUTH KOREA.............                 14,504,729
                                             ------------
SPAIN -- 2.1%
Amper, SA.....................  73,248            499,872
Campofrio Alimentacion SA.....  109,332         1,081,443
Construcciones y Auxiliar de
  Ferrocarriles SA............  3,135           1,009,368
Ercros SA (b).................  1,303,440         224,975
Faes Farma SA (d).............  11,965             42,574
Faes Farma SA (a)(d)..........  95,720            340,594
General de Alquiler de
  Maquinaria (a)(b)...........  34,528            183,830
Parquesol Inmobiliaria y
  Proyectos SA................  39,094            375,793
Tubacex SA....................  145,499           305,223
Tubos Reunidos SA.............  173,832           401,587
Vidrala SA....................  38,643            769,595
                                             ------------
TOTAL SPAIN...................                  5,234,854
                                             ------------
SWEDEN -- 1.9%
Boliden AB Mines (a)..........  151,701           778,020
Castellum AB (a)..............  118,604           664,227
D Carnegie & Co. AB (a)(c)....  59,625                  0
Elekta AB (Class B) (a).......  64,091            641,507
Haldex AB (a).................  80,445            254,939
Hemtex AB (a).................  42,267             77,711
Intrum Justitia AB (a)........  63,743            416,354
Kungsleden AB (a).............  97,554            372,879
New Wave Group AB (Class B)
  (a).........................  145,111           140,419
Q-Med AB......................  87,460            288,807
TradeDoubler AB...............  35,231            143,612
Trelleborg AB (Class B) (a)...  61,282            232,014
Wihlborgs Fastigheter AB......  56,715            631,135
                                             ------------
TOTAL SWEDEN..................                  4,641,624
                                             ------------
SWITZERLAND -- 1.9%
Basilea Pharmaceutica AG
  (a)(b)......................  5,488             342,683
Belimo Holding AG.............  1,457             986,667
Daetwyler Holding AG (b)......  18,714            658,335
Georg Fischer AG (a)(b).......  1,829             214,580
Kudelski SA...................  38,472            366,094
Kuoni Reisen Holding (Class
  B)..........................  2,748             667,031
Mobimo Holding AG (b).........  2,338             299,177
Temenos Group AG (a)(b).......  45,024            487,046
Valora Holding AG.............  5,030             641,441
                                             ------------
TOTAL SWITZERLAND.............                  4,663,054
                                             ------------
UNITED KINGDOM -- 10.5%
Bellway PLC (a)...............  54,414            528,412
Berkeley Group Holdings PLC
  (a)(b)......................  40,077            510,106
Bodycote PLC..................  124,352           221,463
Bovis Homes Group PLC.........  106,360           638,389
Britvic PLC...................  134,892           436,965
Chemring Group PLC............  25,029            680,555
Chloride Group (a)............  293,892           526,563
Connaught PLC (a).............  196,488           851,949
Croda International PLC.......  69,528            528,187
Dairy Crest Group PLC.........  102,090           385,216
Dimension Data Holdings PLC...  849,648           496,271
DS Smith PLC..................  192,181           137,731
DSG International PLC.........  817,002           242,993
Elementis PLC.................  523,994           206,543
Fenner PLC....................  207,804           137,014
Galliford Try PLC.............  357,990           205,250
Game Group PLC................  240,383           519,414
Helphire PLC (a)..............  174,416            60,625
Henderson Group PLC...........  298,308           348,478
Hiscox, Ltd. .................  185,608           822,068
HMV Group PLC (a).............  460,797           856,978
International Personal Finance
  (a).........................  168,672           217,590
Interserve PLC................  107,798           287,393
ITE Group PLC.................  299,362           277,836
Jardine Lloyd Thompson Group
  PLC.........................  125,942           791,576
Keller Group PLC..............  57,944            408,418
Kier Group PLC................  34,174            433,502
Laird Group PLC (a)...........  118,823           166,909
Melrose PLC...................  332,705           405,350
Michael Page International
  PLC.........................  155,594           409,801
Mitchells & Butlers PLC (a)...  132,050           457,097
Mitie Group (a)...............  287,984           771,902
Mondi PLC.....................  197,323           418,593
Morgan Crucible Co. ..........  173,035           208,337
Morgan Sindall PLC............  38,776            316,804
N Brown Group PLC.............  147,357           400,251
Northern Foods PLC............  551,658           403,267
PayPoint PLC..................  61,645            321,405
Persimmon PLC (a).............  122,440           606,351
Premier Farnell PLC...........  282,464           481,795
Premier Foods PLC.............  862,366           423,355
Rank Group PLC (b)............  481,426           505,463
Raymarine PLC.................  162,160            32,541
Redrow PLC (b)................  177,320           355,826
Restaurant Group PLC..........  196,229           379,708
RPS Group PLC.................  178,589           398,690
Senior PLC....................  387,202           152,624
Shaftesbury PLC...............  124,460           519,575
Shanks Group PLC..............  255,054           203,812
SIG PLC (b)...................  120,847            51,965
SIG PLC.......................  76,903            115,740
Spectris PLC..................  65,508            377,931
SSL International PLC.........  117,908           758,826
St James's Place PLC..........  109,013           260,944
Taylor Wimpey PLC.............  563,106           167,479
Travis Perkins PLC............  54,115            342,841
Tullett Prebon PLC............  148,866           448,626
UK Coal PLC (b)...............  96,975            100,427
Ultra Electronics Holdings
  PLC.........................  31,380            490,266
Unite Group PLC...............  146,240           143,061
UTV Media PLC.................  159,060           137,933
Victrex PLC...................  90,324            657,687
Wetherspoon (J.D.) PLC (a)....  92,900            563,592


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
WH Smith PLC..................  98,601       $    502,781
Wincanton PLC.................  137,903           324,168
Yell Group PLC................  355,775            63,744
                                             ------------
TOTAL UNITED KINGDOM..........                 25,604,952
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $454,303,306).........                240,213,904
                                             ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $655,478).............  9,316             200,252
                                             ------------
WARRANTS -- 0.0% (F)
AUSTRALIA -- 0.0% (F)
Beach Petroleum, Ltd.
  (expiring 6/30/10)(b) (Cost
  $0).........................  72,739              2,022
Buru Energy, Ltd. (expiring
  10/10/10) (b)
  (Cost $0)...................  87,377                789
                                             ------------
TOTAL AUSTRALIA...............                      2,811
                                             ------------
CANADA -- 0.0% (F)
Kinross Gold Corp. (expiring
  9/3/13) (b) (Cost $5,320)...  2,463              11,687
                                             ------------
TOTAL WARRANTS --
  (Cost $5,320)...............                     14,498
                                             ------------
SHORT TERM INVESTMENTS -- 16.9%
UNITED STATES -- 16.9%
MONEY MARKET FUNDS -- 16.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (g)(h)............  41,109,651     41,109,651
STIC Prime Portfolio..........  209,142           209,142
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,318,793)..........                 41,318,793
                                             ------------
TOTAL INVESTMENTS -- 115.0%
  (Cost $496,282,897).........                281,747,447
OTHER ASSETS AND
  LIABILITIES -- (15.0)%......                (36,731,800)
                                             ------------
NET ASSETS -- 100.0%..........               $245,015,647
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Company has filed for insolvency.
(f) Amount shown represents less than 0.05% of net assets.
(g) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.3%
AUSTRALIA -- 15.6%
Abacus Property Group.........  1,977,922    $    377,921
Babcock & Brown Japan Property
  Trust (a)...................  1,512,813         294,309
Bunnings Warehouse Property
  Trust.......................  703,289           767,173
Centro Retail Group...........  633                    12
CFS Retail Property Trust
  (a).........................  3,985,303       4,513,452
Commonwealth Property Office
  Fund........................  5,445,724       3,424,239
Dexus Property Group..........  9,918,245       5,168,398
Goodman Group.................  7,476,396       1,688,245
GPT Group.....................  13,113,134      3,963,288
ING Industrial Fund (a).......  3,367,063         292,429
ING Office Fund...............  5,228,866       1,544,032
ING Real Estate Community
  Living Group................  383                    10
Macquarie CountryWide Trust
  (a).........................  4,122,260         687,395
Macquarie Office Trust........  13,380,838      1,580,491
Valad Property Group..........  1,400                  33
Westfield Group...............  6,158,407      42,788,615
                                             ------------
TOTAL AUSTRALIA...............                 67,090,042
                                             ------------
AUSTRIA -- 1.4%
Atrium European Real Estate,
  Ltd. (a)(b).................  670,286         2,020,161
CA Immobilien Anlagen AG
  (a)(b)......................  234,730         1,128,177
IMMOEAST AG (a)(b)............  1,116,083       1,585,552
Immofinanz Immobilien Anlagen
  AG (a)(b)...................  1,238,237       1,430,287
                                             ------------
TOTAL AUSTRIA.................                  6,164,177
                                             ------------
BELGIUM -- 1.4%
Befimmo S.C.A. ...............  31,284          2,491,316
Cofinimmo REIT (a)............  31,926          3,401,650
                                             ------------
TOTAL BELGIUM.................                  5,892,966
                                             ------------
CANADA -- 7.7%
Artis REIT....................  47,237            238,410
Boardwalk REIT................  70,900          1,465,167
Brookfield Asset Management,
  Inc. (Class A) (a)..........  1,511,401      21,106,637
Calloway REIT.................  114,502           909,172
Canadian Apartment Properties
  REIT (a)....................  98,367            977,298
Canadian REIT (a).............  88,325          1,403,344
Chartwell Seniors Housing
  REIT........................  144,038           457,936
Extendicare REIT (a)(b).......  100,078           340,447
First Capital Realty, Inc.
  (a).........................  100,510         1,196,709
H&R REIT......................  213,110         1,304,254
Primaris Retail REIT..........  90,490            653,061
RioCan REIT...................  319,786         3,189,854
                                             ------------
TOTAL CANADA..................                 33,242,289
                                             ------------
CHINA -- 12.7%
Champion REIT.................  4,986,000       1,190,206
GZI REIT......................  2,162,000         563,515
Hang Lung Group, Ltd. ........  2,469,808       7,520,964
Hang Lung Properties, Ltd. ...  5,399,755      12,680,715
Hong Kong Land Holdings,
  Ltd. .......................  3,608,000       8,226,240
Hysan Development Co., Ltd. ..  1,781,185       3,010,777
Kerry Properties, Ltd. .......  1,802,170       4,348,462
Prosperity REIT...............  3,361,000         390,310
The Link REIT.................  6,393,508      12,638,521
Wheelock & Co., Ltd. .........  2,439,545       4,104,731
                                             ------------
TOTAL CHINA...................                 54,674,441
                                             ------------
FRANCE -- 10.6%
Fonciere des Regions (a)......  58,055          2,725,151
Gecina SA (a).................  61,328          2,351,560
Klepierre (a).................  235,426         4,140,058
Societe Immobiliere de
  Location pour l'Industrie et
  le Commerce (a).............  31,250          2,343,806
Unibail-Rodamco (a)...........  241,757        34,226,188
                                             ------------
TOTAL FRANCE..................                 45,786,763
                                             ------------
GERMANY -- 0.3%
IVG Immobilien AG (a).........  220,290         1,327,855
                                             ------------
ITALY -- 0.2%
Beni Stabili SpA (a)..........  1,260,864         694,731
                                             ------------
JAPAN -- 24.0%
Aeon Mall Co., Ltd. ..........  235,140         2,987,756
Creed Office Investment
  Corp. ......................  398               278,040
DA Office Investment Corp.
  (a).........................  613               862,681
Daibiru Corp. ................  169,100         1,350,814
Frontier Real Estate
  Investment Corp. (a)........  405             1,988,711
Fukuoka REIT Corp. (a)........  248               961,669
Global One REIT...............  285             1,826,516
Hankyu REIT, Inc. (a).........  254             1,041,511
Heiwa Real Estate Co., Ltd.
  (a).........................  445,000           959,654
Japan Excellent, Inc. ........  414             1,475,428
Japan Hotel and Resort,
  Inc. .......................  248               287,496
Japan Prime Realty Investment
  Corp. (a)...................  1,727           3,178,785
Japan Real Estate Investment
  Corp. (a)...................  1,307          10,003,969
Japan Retail Fund Investment
  Corp. (a)...................  1,141           4,343,586
Kenedix Realty Investment
  Corp. (a)...................  598             1,101,308
Mitsui Fudosan Co., Ltd. (a)..  2,596,000      28,044,264
Mori Hills REIT Investment
  Corp. ......................  403             1,135,108
Mori Trust Sogo REIT, Inc. ...  376             2,676,197
Nippon Building Fund, Inc.
  (a).........................  1,593          13,644,609
Nippon Commercial Investment
  Corp. (a)...................  768               638,380
Nippon Residential Investment
  Corp. (a)...................  742               550,659
Nomura Real Estate Office
  Fund, Inc. .................  901             4,989,845
NTT Urban Development Corp.
  (a).........................  3,204           2,556,193
Orix JREIT, Inc. (a)..........  739             3,022,740
Premier Investment Co. (a)....  392             1,210,489
Shoei Co., Ltd. (a)...........  108,990           608,013
TOC Co., Ltd. (a).............  303,500         1,087,770
Tokyu Land Corp. (a)..........  1,349,000       3,687,658
Tokyu REIT, Inc. (a)..........  469             2,488,164
Top REIT, Inc. (a)............  457             1,661,061
United Urban Investment Corp.
  (a).........................  590             2,389,390
                                             ------------
TOTAL JAPAN...................                103,038,464
                                             ------------
NETHERLANDS -- 3.0%
Corio NV (a)..................  198,409         8,203,138


See accompanying notes to financial statements.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Eurocommercial Properties NV
  (a).........................  92,125       $  2,501,329
VastNed Retail NV (a).........  49,868          2,012,115
                                             ------------
TOTAL NETHERLANDS.............                 12,716,582
                                             ------------
NEW ZEALAND -- 0.8%
AMP NZ Office Trust (a).......  1,589,572         816,523
Goodman Property Trust (a)....  2,002,781         914,470
ING Property Trust (a)........  1,555,228         523,711
Kiwi Income Property Trust
  (a).........................  2,084,466       1,142,120
                                             ------------
TOTAL NEW ZEALAND.............                  3,396,824
                                             ------------
SINGAPORE -- 5.3%
Ascendas REIT.................  3,037,000       2,437,272
Cambridge Industrial Trust
  (a).........................  2,084,074         342,730
CapitaCommercial Trust (a)....  2,374,000       1,374,240
CapitaLand, Ltd. (a)..........  4,707,000       7,214,386
CapitaMall Trust (a)..........  5,932,099       5,150,882
Frasers Commercial Trust......  1,876,000         172,767
Guocoland, Ltd. (a)...........  549,000           353,914
Macquarie Prime REIT..........  2,054,000         614,768
Mapletree Logistics Trust.....  3,941,000         972,158
Singapore Land, Ltd. (a)......  389,000           813,722
Suntec REIT (a)...............  4,412,000       1,828,417
United Industrial Corp., Ltd.
  (a).........................  2,169,000       1,455,322
                                             ------------
TOTAL SINGAPORE...............                 22,730,578
                                             ------------
SOUTH AFRICA -- 0.8%
Capital Property Fund.........  875,187           529,162
Fountainhead Property Trust...  2,938,540       1,745,820
SA Corporate Real Estate
  Fund........................  2,415,878         609,685
Sycom Property Fund...........  297,025           534,083
                                             ------------
TOTAL SOUTH AFRICA............                  3,418,750
                                             ------------
SPAIN -- 0.0% (C)
Martinsa-Fadesa SA (b)(d)(e)..  35,998                  0
                                             ------------
SWEDEN -- 1.3%
Castellum AB (a)..............  473,428         2,651,375
Fabege AB (a).................  371,673         1,303,753
Kungsleden AB (a).............  402,710         1,539,274
                                             ------------
TOTAL SWEDEN..................                  5,494,402
                                             ------------
SWITZERLAND -- 1.9%
PSP Swiss Property AG.........  124,478         5,254,777
Swiss Prime Site AG (a).......  68,183          3,058,206
                                             ------------
TOTAL SWITZERLAND.............                  8,312,983
                                             ------------
UNITED KINGDOM -- 11.3%
Big Yellow Group PLC (a)......  253,862           691,359
British Land Co. PLC (a)......  2,569,037      13,284,008
Brixton PLC (a)...............  730,971           185,973
Derwent London PLC (a)........  297,403         2,834,781
Grainger PLC..................  387,575           569,419
Great Portland Estates PLC
  (a).........................  534,056         1,865,881
Hammerson PLC (a).............  2,056,056       7,500,240
Land Securities Group PLC
  (a).........................  2,258,317      14,153,608
Liberty International PLC
  (a).........................  898,229         5,011,505
Segro PLC (a).................  1,383,323         451,084
Shaftesbury PLC (a)...........  399,351         1,667,144
Workspace Group PLC...........  3,126,380         548,948
                                             ------------
TOTAL UNITED KINGDOM..........                 48,763,950
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $1,052,097,201).......                422,745,797
                                             ------------
RIGHTS -- 0.3%
UNITED KINGDOM -- 0.3%
Segro PLC (expiring 4/6/09)
  (b)
  (Cost $14,118,259)..........  15,585,108      1,072,268
                                             ------------
SHORT TERM INVESTMENTS -- 17.9%
UNITED STATES -- 17.9%
MONEY MARKET FUNDS -- 17.9%
State Street Navigator Lending
  Prime Portfolio (f)(g)......  76,508,635     76,508,635
STIC Prime Portfolio..........  289,245           289,245
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $76,797,880)..........                 76,797,880
                                             ------------
TOTAL INVESTMENTS -- 116.5%
  (Cost $1,143,013,340).......                500,615,945
OTHER ASSETS AND
  LIABILITIES -- (16.5)%......                (70,726,470)
                                             ------------
NET ASSETS -- 100.0%..........               $429,889,475
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Company has filed for insolvency.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.2%
AGL Energy, Ltd. .............  27,181       $    282,525
Macquarie Infrastructure Group
  (a).........................  156,748           160,095
Transurban Group (a)..........  76,352            247,741
                                             ------------
TOTAL AUSTRALIA...............                    690,361
                                             ------------
BRAZIL -- 0.8%
Centrais Eletricas Brasileiras
  SA ADR......................  16,746            187,662
Companhia Energetica de Minas
  Gerais ADR..................  16,977            250,920
                                             ------------
TOTAL BRAZIL..................                    438,582
                                             ------------
CANADA -- 3.5%
Enbridge, Inc. ...............  23,306            673,348
Fortis, Inc. .................  10,620            186,883
TransAlta Corp. ..............  12,701            186,253
TransCanada Corp. ............  38,488            912,528
                                             ------------
TOTAL CANADA..................                  1,959,012
                                             ------------
CHINA -- 3.6%
China Merchants Holdings
  International Co., Ltd. ....  76,358            175,771
CLP Holdings, Ltd. ...........  114,500           786,726
Hong Kong & China Gas Co.,
  Ltd. .......................  316,320           498,765
HongKong Electric Holdings,
  Ltd. .......................  101,000           599,484
                                             ------------
TOTAL CHINA...................                  2,060,746
                                             ------------
FINLAND -- 0.9%
Fortum Oyj....................  28,168            536,671
                                             ------------
FRANCE -- 8.5%
Electricite de France (a).....  16,152            633,379
GDF Suez......................  103,783         3,561,942
Veolia Environnement..........  29,442            614,497
                                             ------------
TOTAL FRANCE..................                  4,809,818
                                             ------------
GERMANY -- 9.3%
E.ON AG (a)...................  126,739         3,518,555
RWE AG........................  24,771          1,736,840
                                             ------------
TOTAL GERMANY.................                  5,255,395
                                             ------------
ITALY -- 4.6%
A2A SpA.......................  100,044           151,823
Atlantia SpA..................  27,142            410,095
Enel SpA......................  290,907         1,395,282
Snam Rete Gas SpA.............  62,102            333,109
Terna -- Rete Elettrica
  Nationale SpA...............  95,336            296,825
                                             ------------
TOTAL ITALY...................                  2,587,134
                                             ------------
JAPAN -- 11.7%
Chubu Electric Power Co., Inc.
  (a).........................  36,970            812,240
Electric Power Development
  Co., Ltd. (a)...............  10,600            313,374
Hokkaido Electric Power Co.,
  Inc. (a)....................  10,300            206,480
Hokuriku Electric Power Co.
  (a).........................  10,500            251,949
Kyushu Electric Power Co.,
  Inc. (a)....................  22,409            501,406
Osaka Gas Co., Ltd. (a).......  103,000           321,191
Shikoku Electric Power Co.,
  Inc. (a)....................  11,426            304,824
The Chugoku Electric Power
  Co., Inc. (a)...............  17,700            383,497
The Kansai Electric Power Co.,
  Inc. (a)....................  45,529            986,454
The Tokyo Electric Power Co.,
  Inc. (a)....................  64,027          1,594,679
Tohoku Electric Power Co.,
  Inc. (a)....................  23,900            523,879
Tokyo Gas Co., Ltd. (a).......  130,000           454,085
                                             ------------
TOTAL JAPAN...................                  6,654,058
                                             ------------
PORTUGAL -- 1.4%
Brisa-Auto Estradas de
  Portugal SA (a).............  28,194            194,653
EDP -- Energias de Portugal SA
  (a).........................  172,666           599,027
                                             ------------
TOTAL PORTUGAL................                    793,680
                                             ------------
SOUTH KOREA -- 0.5%
Korea Electric Power Corp. ADR
  (a)(b)......................  30,754            281,399
                                             ------------
SPAIN -- 7.1%
Abertis Infraestructuras SA
  (a).........................  21,291            332,715
Enagas........................  11,426            161,867
Gas Natural SDG SA (a)(b)(c)..  15,022            205,231
Gas Natural SDG SA (a)(c).....  13,344            182,306
Iberdrola Renovables SA
  (a)(b)......................  53,686            222,390
Iberdrola SA (a)..............  315,208         2,209,690
Union Fenosa SA...............  28,787            687,969
                                             ------------
TOTAL SPAIN...................                  4,002,168
                                             ------------
UNITED KINGDOM -- 7.5%
Centrica PLC..................  321,512         1,049,562
Drax Group PLC................  21,200            156,949
International Power PLC.......  96,228            290,339
National Grid PLC.............  154,387         1,185,012
Pennon Group PLC (a)..........  22,428            130,196
Scottish & Southern Energy
  PLC.........................  58,205            925,218
Severn Trent PLC..............  15,008            212,966
United Utilities Group PLC....  42,875            297,135
                                             ------------
TOTAL UNITED KINGDOM..........                  4,247,377
                                             ------------
UNITED STATES -- 39.0%
Allegheny Energy, Inc. (a)....  10,644            246,621
Alliant Energy Corp. (a)......  6,996             172,731
Ameren Corp. .................  13,331            309,146
American Electric Power Co.,
  Inc. (a)....................  25,339            640,063
American Tower Corp. (Class A)
  (a)(b)......................  24,957            759,442
Aqua America, Inc. (a)........  8,592             171,840
CenterPoint Energy, Inc. .....  21,691            226,237
CMS Energy Corp. (a)..........  14,326            169,620
Consolidated Edison, Inc.
  (a).........................  17,234            682,639
Constellation Energy Group,
  Inc. (a)....................  11,296            233,375
Crown Castle International
  Corp. (a)(b)................  13,691            279,433
Dominion Resources, Inc. (a)..  36,663          1,136,186
DTE Energy Co. (a)............  10,404            288,191
Duke Energy Corp. (a).........  80,901          1,158,502
Edison International (a)......  20,512            590,951
El Paso Corp. (a).............  44,314            276,962
Energen Corp. (a).............  4,595             133,852
Entergy Corp. (a).............  11,931            812,382
EQT CORP (a)..................  8,225             257,689
Exelon Corp. (a)..............  41,650          1,890,493
FirstEnergy Corp. ............  19,204            741,274
FPL Group, Inc. (a)...........  25,767          1,307,160
Integrys Energy Group, Inc.
  (a).........................  4,798             124,940


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Kinder Morgan Management,
  LLC.........................  4,863        $    198,216
Mirant Corp. (a)(b)...........  10,002            114,023
National Fuel Gas Co. (a).....  4,946             151,694
NiSource, Inc. (a)............  17,488            171,382
Northeast Utilities (a).......  10,859            234,446
NRG Energy, Inc. (a)(b).......  14,758            259,741
NSTAR (a).....................  6,634             211,492
ONEOK, Inc. ..................  6,598             149,313
Pepco Holdings, Inc. (a)......  13,755            171,662
PG&E Corp. (a)................  22,994            878,831
Pinnacle West Capital Corp.
  (a).........................  6,434             170,887
PPL Corp. (a).................  23,586            677,154
Progress Energy, Inc. (a).....  17,406            631,142
Public Service Enterprise
  Group, Inc. (a).............  32,057            944,720
Reliant Energy, Inc.(a)(b)....  22,244             70,958
SCANA Corp. (a)...............  7,519             232,262
Sempra Energy (a).............  15,345            709,553
Spectra Energy Corp. (a)......  40,602            574,112
The AES Corp. (a)(b)..........  41,960            243,788
The Southern Co. (a)..........  48,402          1,482,069
The Williams Cos., Inc. (a)...  36,441            414,699
Wisconsin Energy Corp. (a)....  7,434             306,058
Xcel Energy, Inc. (a).........  28,255            526,391
                                             ------------
TOTAL UNITED STATES...........                 22,134,322
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $94,068,086)..........                 56,450,723
                                             ------------
SHORT TERM INVESTMENTS -- 23.4%
UNITED STATES -- 23.4%
MONEY MARKET FUNDS -- 23.4%
State Street Navigator
  Securities Lending
  Prime Portfolio (d)(e)......  13,193,864     13,193,864
STIC Prime Portfolio..........  87,300             87,300
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,281,164)..........                 13,281,164
                                             ------------
TOTAL INVESTMENTS -- 123.0%
  (Cost $107,349,250).........                 69,731,887
OTHER ASSETS AND
  LIABILITIES -- (23.0)%......                (13,023,812)
                                             ------------
NET ASSETS -- 100.0%..........               $ 56,708,075
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.0%
ARGENTINA -- 0.1%
Tenaris SA ADR................  7,256        $    146,354
                                             ------------
AUSTRALIA -- 5.3%
Alumina, Ltd. (a).............  165,863           147,509
Amcor, Ltd. ..................  48,580            150,204
AMP, Ltd. (a).................  47,150            153,971
Australia & New Zealand
  Banking Group, Ltd. ........  33,099            362,206
BHP Billiton, Ltd. ...........  73,452          1,628,509
BlueScope Steel, Ltd. ........  74,231            132,550
Boral, Ltd. (a)...............  84,407            211,712
Brambles, Ltd. ...............  38,499            128,396
CFS Retail Property Trust
  (a).........................  116,238           131,642
Coca-Cola Amatil, Ltd. .......  50,664            305,196
Commonwealth Bank of Australia
  (a).........................  26,303            634,711
CSL, Ltd. ....................  15,182            342,719
Fortescue Metals Group, Ltd.
  (a)(b)......................  71,388            126,481
Foster's Group, Ltd. .........  61,238            215,294
Insurance Australia Group,
  Ltd. .......................  56,973            138,547
Lend Lease Corp., Ltd. .......  43,358            195,512
Macquarie Group, Ltd. ........  13,085            245,924
Macquarie Infrastructure Group
  (a).........................  209,224           213,692
National Australia Bank,
  Ltd. .......................  32,216            449,912
Newcrest Mining, Ltd. ........  10,926            248,466
Origin Energy, Ltd. ..........  44,358            456,135
OZ Minerals, Ltd. ............  264,639           102,048
Perpetual, Ltd. (a)...........  9,858             184,521
Qantas Airways, Ltd. .........  132,390           160,513
QBE Insurance Group, Ltd.
  (a).........................  18,455            247,087
Rio Tinto, Ltd. ..............  154                 6,053
Santos, Ltd. .................  33,983            397,852
Sonic Healthcare, Ltd. .......  19,485            149,868
Suncorp-Metway, Ltd. .........  47,107            196,380
Toll Holdings, Ltd. (a).......  52,207            226,709
Transurban Group (a)..........  43,970            142,670
Wesfarmers, Ltd. .............  330                 4,322
Wesfarmers, Ltd. PPS..........  9,700             128,052
Westfield Group...............  31,106            216,124
Westpac Banking Corp. (a).....  36,109            478,940
Woodside Petroleum, Ltd. (a)..  13,573            359,303
Woolworths, Ltd. .............  26,585            461,966
                                             ------------
TOTAL AUSTRALIA...............                 10,081,696
                                             ------------
AUSTRIA -- 0.5%
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a)......................  13,915            235,556
OMV AG........................  5,339             178,632
Raiffeisen International Bank-
  Holding AG (a)..............  7,767             218,723
Telekom Austria AG............  10,914            165,192
Wienerberger AG...............  13,334            104,982
                                             ------------
TOTAL AUSTRIA.................                    903,085
                                             ------------
BELGIUM -- 0.6%
Anheuser-Busch InBev NV.......  9,426             259,622
Anheuser-Busch InBev
  NV -- VVPR Strip (b)........  8,694                  34
Delhaize Group................  2,404             155,791
Dexia SA (a)..................  50,734            175,135
Fortis........................  94,567            173,645
Fortis VVPR Strip (b).........  5,332                   7
KBC Groep NV..................  11,279            182,547
Solvay SA.....................  2,131             149,247
UCB SA........................  3,591             105,797
                                             ------------
TOTAL BELGIUM.................                  1,201,825
                                             ------------
BRAZIL -- 2.5%
Banco Bradesco Preference
  Shares SA ADR...............  41,255            408,424
Companhia de Bebidas das
  Americas Preference Shares
  ADR.........................  5,759             274,992
Companhia Energetica de Minas
  Gerais ADR (a)..............  26,931            398,040
Companhia Siderurgica Nacional
  SA ADR......................  16,018            237,707
Companhia Vale do Rio Doce
  Preference Shares ADR (a)...  77,839            878,024
Gerdau SA ADR (a).............  35,972            196,767
Itau Unibanco Banco Multiplo
  SA Preference Shares ADR....  68,829            748,860
Petroleo Brasileiro SA
  Preference Shares ADR.......  59,400          1,455,300
Tele Norte Leste Participacoes
  SA ADR (a)..................  13,571            187,823
                                             ------------
TOTAL BRAZIL..................                  4,785,937
                                             ------------
CANADA -- 7.0%
Agrium, Inc. (a)..............  3,957             143,699
Bank of Montreal (a)..........  13,192            345,908
Bank of Nova Scotia...........  19,710            486,738
Barrick Gold Corp. ...........  21,104            684,540
Brookfield Asset Management,
  Inc. (Class A) (a)..........  13,335            186,223
Brookfield Properties Corp. ..  26,870            155,691
Cameco Corp. .................  8,929             152,939
Canadian Imperial Bank of
  Commerce....................  8,090             295,012
Canadian National Railway
  Co. ........................  12,326            442,821
Canadian Natural Resources,
  Ltd. .......................  12,326            479,168
Canadian Pacific Railway,
  Ltd. .......................  5,323             158,740
Canadian Tire Corp., Ltd.
  (Class A) (a)...............  3,971             138,242
Enbridge, Inc. (a)............  10,891            314,659
EnCana Corp. .................  17,926            735,192
Enerplus Resources Fund.......  7,011             115,907
Gildan Activewear, Inc.
  (a)(b)......................  20,036            163,390
Goldcorp, Inc. ...............  16,884            569,532
Husky Energy, Inc. (a)........  9,025             191,884
IGM Financial, Inc. (a).......  7,538             182,197
Imperial Oil, Ltd. (a)........  10,125            368,577
Loblaw Co., Ltd. (a)..........  7,199             179,381
Magna International, Inc.
  (Class A)...................  82                  2,186
Manulife Financial Corp. .....  31,787            358,761
MDS, Inc. (b).................  26,818            125,974
National Bank of Canada.......  6,870             219,836
Nexen, Inc. ..................  8,752             148,725
Onex Corp. ...................  12,138            149,343
Penn West Energy Trust........  9,597              90,619
Petro-Canada..................  12,472            335,752
Potash Corp. of Saskatchewan,
  Inc. .......................  7,724             625,889
Research In Motion, Ltd.
  (a)(b)......................  11,271            488,143


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Rogers Communications, Inc.
  (Class B) (a)...............  10,752       $    248,258
Royal Bank of Canada (a)......  25,902            757,203
Shaw Communications, Inc.
  (a).........................  11,520            175,984
Shoppers Drug Mart Corp. (a)..  7,293             251,225
SNC-Lavalin Group, Inc. (a)...  9,940             253,211
Sun Life Financial, Inc. (a)..  12,803            232,421
Suncor Energy, Inc. ..........  10,537            235,672
Talisman Energy, Inc. ........  28,200            299,225
Teck Cominco, Ltd. (Class B)
  (a).........................  39,359            220,547
TELUS Corp. (Non-Voting)......  5,841             153,250
Thomson Reuters Corp. (a).....  8,685             223,657
TMX Group, Inc. (a)...........  5,525             156,991
Toronto-Dominion Bank (a).....  16,109            556,450
TransAlta Corp. ..............  13,771            201,943
TransCanada Corp. (a).........  13,090            310,356
                                             ------------
TOTAL CANADA..................                 13,312,061
                                             ------------
CHILE -- 0.4%
Empresa Nacional de
  Electricidad SA ADR.........  11,459            429,712
Enersis SA ADR................  19,845            299,660
                                             ------------
TOTAL CHILE...................                    729,372
                                             ------------
CHINA -- 5.3%
Bank of China, Ltd. ..........  713,000           236,440
Bank of Communications Co.,
  Ltd. .......................  229,000           158,970
Bank of East Asia, Ltd. ......  151,916           293,247
Cheung Kong Holdings, Ltd. ...  47,000            404,807
China Construction Bank
  Corp. ......................  993,000           563,768
China COSCO Holdings Co.,
  Ltd. .......................  307,500           200,371
China Life Insurance Co.,
  Ltd. .......................  187,000           620,116
China Merchants Holdings
  International Co., Ltd. ....  92,745            213,493
China Mobile, Ltd. ...........  139,500         1,215,000
China Petroleum & Chemical
  Corp. ......................  454,000           290,560
China Resources Enterprise....  90,000            139,355
China Telecom Corp., Ltd. ....  454,000           187,458
Citic Pacific, Ltd. ..........  94,000            106,250
CNOOC, Ltd. ..................  374,000           370,622
COSCO Pacific, Ltd. ..........  210,000           207,290
Esprit Holdings, Ltd. ........  30,300            154,432
Guangzhou R&F Properties Co.,
  Ltd. .......................  3,200               3,716
Hang Lung Properties, Ltd. ...  91,000            213,703
Henderson Land Development
  Co., Ltd. ..................  47,000            178,903
Hong Kong & China Gas Co.,
  Ltd. .......................  233,420           368,051
Hong Kong Exchanges and
  Clearing, Ltd. .............  38,000            358,916
Huaneng Power International,
  Inc. .......................  274,000           181,724
Hutchison Whampoa, Ltd. ......  47,000            230,452
Industrial & Commercial Bank
  of China....................  940,000           488,800
Li & Fung, Ltd. ..............  90,000            211,355
Mongolia Energy Co., Ltd.
  (b).........................  429,000           123,995
New World Development Co.,
  Ltd. .......................  286,798           286,058
PCCW, Ltd. ...................  329,000           168,957
PetroChina Co., Ltd. .........  468,000           373,192
Ping An Insurance Group Co. of
  China, Ltd. ................  45,500            271,532
Shangri-La Asia, Ltd. ........  94,000            106,736
Sun Hung Kai Properties,
  Ltd. .......................  47,000            420,877
Swire Pacific, Ltd. ..........  45,500            303,529
The Link REIT.................  120,479           238,160
Zijin Mining Group Co.,
  Ltd. .......................  180,000           128,207
                                             ------------
TOTAL CHINA...................                 10,019,042
                                             ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S (a)..  47                206,102
Danisco A/S...................  3,402             101,729
Danske Bank A/S (a)(b)........  21,676            182,377
DSV A/S (a)...................  12,000             87,917
Novo-Nordisk A/S (Class B)....  11,998            574,251
Vestas Wind Systems A/S
  (a)(b)......................  4,989             218,775
                                             ------------
TOTAL DENMARK.................                  1,371,151
                                             ------------
FINLAND -- 1.1%
Elisa Oyj (a).................  7,676             112,004
Fortum Oyj (a)................  11,435            217,865
Kesko Oyj (Class B) (a).......  4,605              95,563
Kone Oyj (Class B)............  8,454             175,100
Metso Oyj (a).................  13,687            161,733
Neste Oil Oyj (a).............  7,336              97,595
Nokia Oyj.....................  45,651            538,224
Outokumpu Oyj (a).............  14,506            157,159
Sampo Oyj (Class A)...........  12,217            180,372
Stora Enso Oyj (a)(b).........  36,398            129,029
UPM-Kymmene Oyj (a)...........  19,643            113,448
Wartsila Oyj (Class B) (a)....  7,045             148,630
YIT Oyj (a)...................  184                 1,234
                                             ------------
TOTAL FINLAND.................                  2,127,956
                                             ------------
FRANCE -- 7.3%
Accor SA (a)..................  5,241             182,417
Air France-KLM (a)............  14,120            125,606
Air Liquide SA (a)............  5,722             465,285
Alcatel-Lucent (b)............  108,482           204,237
Alstom SA.....................  4,912             254,247
AXA...........................  23,487            282,212
BNP Paribas SA................  16,722            690,920
Bouygues SA (a)...............  5,241             187,322
Cap Gemini SA (a).............  3,615             116,247
Carrefour SA (a)..............  13,003            507,564
Cie de Saint-Gobain...........  2,326              65,223
Cie Generale des
  Etablissements Michelin.....  81                  3,004
Credit Agricole SA............  15,972            176,265
Essilor International SA (a)..  7,619             294,368
France Telecom SA.............  36,730            836,344
GDF Suez (a)..................  20,457            702,106
Groupe Danone.................  10,120            492,576
Hermes International (a)......  2,222             258,315
L'Oreal SA (a)................  6,213             427,298
Lafarge SA (a)................  72                  3,240
Lagardere SCA (a).............  4,175             117,154
LVMH Moet Hennessy Louis
  Vuitton SA (a)..............  5,061             317,765
Neopost SA (a)................  1,903             147,567
Pernod -- Ricard SA (a).......  4,201             234,123
PPR (a).......................  3,178             203,714
PSA Peugeot Citroen (a).......  9,613             181,748
Publicis Groupe (a)...........  5,486             140,722


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Renault SA....................  9,594        $    197,247
Sanofi-Aventis................  21,338          1,200,645
Schneider Electric SA (a).....  5,662             376,699
Societe Generale..............  10,462            409,767
Sodexo (a)....................  3,255             148,341
Technip SA (a)................  3,386             119,628
Total SA......................  44,079          2,190,250
Unibail-Rodamco (a)...........  1,494             211,510
Valeo SA (a)..................  11,216            163,881
Vallourec SA..................  1,026              95,097
Veolia Environnement..........  6,728             140,423
Vinci SA......................  10,240            380,066
Vivendi.......................  25,065            663,080
                                             ------------
TOTAL FRANCE..................                 13,914,223
                                             ------------
GERMANY -- 5.9%
Adidas AG.....................  7,206             239,759
Allianz SE....................  9,202             772,879
BASF SE.......................  19,790            598,812
Bayer AG (a)..................  15,893            759,641
Commerzbank AG (a)............  38,410            205,008
Daimler AG (a)................  19,732            499,861
Deutsche Bank AG (a)..........  10,960            440,913
Deutsche Boerse AG............  5,566             335,357
Deutsche Lufthansa AG (a).....  8,577              93,037
Deutsche Post AG..............  17,599            189,500
Deutsche Telekom AG (a).......  61,330            761,351
E.ON AG (a)...................  39,031          1,083,587
Fresenius Medical Care AG &
  Co. KGaA (a)................  5,306             206,130
Hypo Real Estate Holding AG
  (a).........................  64,226            105,738
Infineon Technologies AG
  (a)(b)......................  133,632           154,358
Linde AG (a)..................  3,026             205,622
MAN AG........................  3,341             145,496
Merck KGaA (a)(b).............  1,842             162,781
Metro AG (a)..................  4,221             139,265
Muenchener Rueckversicherungs-
  Gesellschaft AG.............  4,504             548,961
Porsche Automobil Holding SE..  50                  2,349
RWE AG........................  10,230            717,285
Salzgitter AG.................  1,401              78,273
SAP AG (a)....................  19,265            682,425
Siemens AG....................  17,697          1,010,577
ThyssenKrupp AG...............  8,398             146,846
TUI AG (a)....................  22,313            119,092
Volkswagen AG.................  2,427             745,325
                                             ------------
TOTAL GERMANY.................                 11,150,228
                                             ------------
GREECE -- 0.3%
Hellenic Telecommunications
  Organization SA ADR (a).....  27,717            211,203
National Bank of Greece SA ADR
  (a).........................  123,746           381,138
                                             ------------
TOTAL GREECE..................                    592,341
                                             ------------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas NyRt
  (a).........................  2,880             128,347
Richter Gedeon NyRt...........  2,691             292,429
                                             ------------
TOTAL HUNGARY.................                    420,776
                                             ------------
INDIA -- 1.3%
Dr. Reddy's Laboratories, Ltd.
  ADR (a).....................  18,208            172,066
HDFC Bank, Ltd. ADR...........  6,557             399,518
ICICI Bank, Ltd. ADR..........  21,800            289,722
Infosys Technologies, Ltd. ADR
  (a).........................  16,265            433,137
Reliance Industries, Ltd. GDR
  (c).........................  13,806            826,979
Tata Motors, Ltd. ADR (a).....  85,549            421,757
                                             ------------
TOTAL INDIA...................                  2,543,179
                                             ------------
INDONESIA -- 0.3%
Astra International Tbk PT....  198,000           244,180
Bank Rakyat Indonesia PT......  641,050           233,008
Telekomunikasi Indonesia Tbk
  PT..........................  250,000           163,349
                                             ------------
TOTAL INDONESIA...............                    640,537
                                             ------------
IRELAND -- 0.3%
Allied Irish Banks PLC (d)....  4,586               3,653
Allied Irish Banks PLC (d)....  135,864           108,232
Bank of Ireland...............  7,869               5,433
CRH PLC.......................  274                 5,900
Elan Corp. PLC (b)(d).........  1,129               7,915
Elan Corp. PLC (b)(d).........  23,300            160,864
Irish Life & Permanent PLC....  615                   898
The Governor & Co. of the Bank
  of Ireland..................  280,239           193,478
                                             ------------
TOTAL IRELAND.................                    486,373
                                             ------------
ISRAEL -- 0.7%
Bank Hapoalim BM (b)..........  70,972            129,583
Bank Leumi Le-Israel BM.......  82,998            164,029
Teva Pharmaceutical
  Industries, Ltd. ADR (a)....  21,552            970,918
                                             ------------
TOTAL ISRAEL..................                  1,264,530
                                             ------------
ITALY -- 2.4%
Assicurazioni Generali SpA....  20,892            357,824
Atlantia SpA..................  13,564            204,942
Banca Monte dei Paschi di
  Siena SpA (a)...............  137,394           190,080
Banca Popolare di Milano
  Scarl.......................  36,079            179,633
Enel SpA......................  87,151            418,004
Eni SpA.......................  52,013          1,009,623
Fiat SpA......................  33,062            231,334
Finmeccanica SpA..............  10,314            128,312
Intesa Sanpaolo SpA...........  171,133           470,900
Lottomatica SpA...............  13,746            225,942
Mediaset SpA..................  26,324            117,346
Mediobanca SpA................  14,163            120,159
Pirelli & C. SpA..............  586,726           136,948
Saipem SpA....................  9,379             166,863
Telecom Italia SpA............  306,258           394,827
UniCredit SpA.................  3,931               6,482
Unione di Banche Italiane
  ScpA........................  21,885            241,025
                                             ------------
TOTAL ITALY...................                  4,600,244
                                             ------------
JAPAN -- 17.7%
Aeon Co., Ltd. (a)............  13,600             88,675
Aisin Seiki Co., Ltd. (a).....  10,500            164,351
Asahi Breweries, Ltd. (a).....  13,600            161,928
Asahi Glass Co., Ltd. ........  47,000            246,968
Asahi Kasei Corp. (a).........  45,000            161,739
Astellas Pharma, Inc. ........  14,000            428,065
Bridgestone Corp. ............  13,600            194,010
Canon, Inc. (a)...............  19,000            542,472


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Central Japan Railway Co.
  (a).........................  47           $    263,623
Chubu Electric Power Co., Inc.
  (a).........................  18,600            408,646
Credit Saison Co., Ltd. (a)...  15,200            146,968
Daiichi Sankyo Co., Ltd. .....  18,700            312,014
Daikin Industries, Ltd. (a)...  14,000            379,872
Daiwa Securities Group, Inc.
  (a).........................  47,000            203,665
Denso Corp. (a)...............  9,100             179,844
East Japan Railway Co. .......  9,400             488,225
Eisai Co., Ltd. (a)...........  4,500             131,214
Electric Power Development
  Co., Ltd. (a)...............  4,500             133,036
Elpida Memory, Inc. (a)(b)....  20,800            143,201
Fanuc, Ltd. (a)...............  4,700             315,490
FUJIFILM Holdings Corp. ......  13,600            292,599
Fujitsu, Ltd. ................  45,000            166,295
Hankyu Hanshin Holdings, Inc.
  (a).........................  47,000            212,706
Hitachi, Ltd. (a).............  93,000            250,461
Hokuhoku Financial Group, Inc.
  (a).........................  90,000            163,106
Honda Motor Co., Ltd. ........  32,700            766,432
Hoya Corp. (a)................  9,100             177,817
Ibiden Co., Ltd. .............  100                 2,394
Inpex Holdings, Inc. (a)......  47                325,008
Itochu Corp. (a)..............  45,000            217,779
Japan Real Estate Investment
  Corp. ......................  47                359,745
Japan Retail Fund Investment
  Corp. ......................  47                178,921
Japan Tobacco, Inc. ..........  101               267,813
JFE Holdings, Inc. (a)........  14,000            304,040
JS Group Corp. (a)............  9,100             101,899
JSR Corp. (a).................  9,400             108,970
Kajima Corp. (a)..............  45,000            110,256
Kamigumi Co., Ltd. ...........  47,000            311,684
Kawasaki Kisen Kaisha, Ltd. ..  1,000               3,088
KDDI Corp. ...................  47                219,844
Keihin Electric Express
  Railway Co., Ltd. (a).......  46,423            334,648
Kintetsu Corp. (a)............  93,000            386,048
Kobe Steel, Ltd. (a)..........  91,000            116,088
Komatsu, Ltd. (a).............  22,700            245,915
Konica Minolta Holdings, Inc.
  (a).........................  22,500            190,898
Kubota Corp. (a)..............  47,000            254,581
Kyocera Corp. (a).............  4,700             308,353
Makita Corp. (a)..............  4,500             100,233
Marubeni Corp. (a)............  53,000            163,663
Marui Group Co., Ltd. (a).....  27,200            144,028
Mitsubishi Chemical Holdings
  Corp. (a)...................  45,500            154,784
Mitsubishi Corp. .............  32,700            425,428
Mitsubishi Electric Corp. ....  47,000            209,851
Mitsubishi Estate Co., Ltd. ..  46,618            520,128
Mitsubishi Heavy Industries,
  Ltd. (a)....................  93,000            280,591
Mitsubishi Rayon Co., Ltd.
  (a).........................  52,000             99,504
Mitsubishi UFJ Financial
  Group, Inc. ................  186,900           900,723
Mitsui & Co., Ltd. (a)........  47,000            469,191
Mitsui Chemicals, Inc. (a)....  45,000            108,889
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b).................  104,000           170,578
Mitsui Sumitomo Insurance
  Group Holdings, Inc. (a)....  14,500            333,983
Mizuho Financial Group, Inc.
  (a).........................  194,200           369,643
Murata Manufacturing Co., Ltd.
  (a).........................  4,500             172,218
NEC Corp. (a)(b)..............  45,000            120,279
Nidec Corp. (a)...............  4,500             200,466
Nintendo Co., Ltd. ...........  2,000             576,086
Nippon Mining Holdings,
  Inc. .......................  45,000            177,686
Nippon Oil Corp. .............  45,000            221,879
Nippon Steel Corp. (a)........  138,000           367,460
Nippon Telegraph & Telephone
  Corp. ......................  9,300             351,210
Nippon Yusen KK (a)...........  47,000            179,397
Nissan Motor Co., Ltd. (a)....  45,400            160,879
Nitto Denko Corp. (a).........  9,300             188,787
Nomura Holdings, Inc. (a).....  36,400            182,424
NTT Data Corp. (a)............  45                121,737
NTT DoCoMo, Inc. (a)..........  374               506,265
Obayashi Corp. (a)............  47,000            227,458
OMRON Corp. (a)...............  200                 2,343
ORIX Corp. (a)................  5,260             168,818
Osaka Gas Co., Ltd. (a).......  93,000            290,007
Panasonic Corp. (a)...........  47,000            508,687
Resona Holdings, Inc. (a).....  12,900            171,094
Rohm Co., Ltd. (a)............  4,500             222,790
Secom Co., Ltd. (a)...........  4,500             165,384
Seven & I Holdings Co., Ltd.
  (a).........................  18,700            408,950
Sharp Corp. (a)...............  47,000            369,262
Shin-Etsu Chemical Co.,
  Ltd. .......................  9,300             449,134
Softbank Corp. (a)............  19,400            246,698
Sompo Japan Insurance, Inc.
  (a).........................  47,000            240,306
Sony Corp. (a)................  23,400            473,354
Sumitomo Chemical Co., Ltd.
  (a).........................  45,000            151,716
Sumitomo Corp. ...............  22,700            193,744
Sumitomo Electric Industries,
  Ltd. (a)....................  18,200            151,283
Sumitomo Metal Industries,
  Ltd. .......................  91,000            181,502
Sumitomo Mitsui Financial
  Group, Inc. (a).............  14,100            486,798
T&D Holdings, Inc. (a)........  4,550             108,487
Takeda Pharmaceutical Co.,
  Ltd. .......................  18,700            643,718
TDK Corp. (a).................  4,500             166,295
Teijin, Ltd. .................  93,000            200,557
Terumo Corp. (a)..............  9,300             341,794
The 77 Bank, Ltd. ............  93,697            461,987
The Bank of Yokohama, Ltd.
  (a).........................  47,000            198,907
The Chiba Bank, Ltd. (a)......  47,000            230,789
The Furukawa Electric Co.,
  Ltd. (a)....................  45,000            126,658
The Joyo Bank, Ltd. (a).......  47,000            216,037
The Kansai Electric Power Co.,
  Inc. (a)....................  22,600            489,663
The Shizuoka Bank, Ltd. (a)...  47,000            420,654
The Sumitomo Trust & Banking
  Co., Ltd. (a)...............  47,000            177,493
The Tokyo Electric Power Co.,
  Inc. (a)....................  32,800            816,928
Tokio Marine Holdings, Inc.
  (a).........................  14,000            339,476
Tokyo Electron, Ltd. (a)......  4,500             165,840
Tokyo Gas Co., Ltd. ..........  93,000            324,846
Tokyu Corp. (a)...............  45,000            187,709
Toppan Printing Co., Ltd.
  (a).........................  47,000            318,346
Toray Industries, Inc. (a)....  45,000            179,964
Toshiba Corp. (a).............  45,000            115,723
Toyota Motor Corp. ...........  56,300          1,778,435
Toyota Tsusho Corp. (a).......  16,100            154,203
West Japan Railway Co. (a)....  93                293,773
Yahoo! Japan Corp. (a)........  590               154,534
Yamada Denki Co., Ltd. (a)....  2,730             106,690


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Yamaha Corp. (a)..............  20,000       $    193,784
Yamaha Motor Co., Ltd. (a)....  18,700            165,663
                                             ------------
TOTAL JAPAN...................                 33,637,665
                                             ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (a).............  15,303            310,354
                                             ------------
MEXICO -- 0.9%
America Movil SAB de CV.......  420,257           574,825
Cemex SAB de CV (a)...........  193,078           120,751
Fomento Economico Mexicano SAB
  de CV.......................  43,712            111,457
Grupo Financiero Banorte SAB
  de CV (a)...................  97,434            129,815
Grupo Modelo SAB de CV........  55,580            169,069
Grupo Televisa SA de CV.......  86,156            235,199
Telefonos de Mexico SA de CV
  (a).........................  326,845           248,442
Telmex Internacional SAB de CV
  (a).........................  311,917           143,761
                                             ------------
TOTAL MEXICO..................                  1,733,319
                                             ------------
NETHERLANDS -- 2.0%
Aegon NV......................  547                 2,124
Akzo Nobel NV.................  7,113             269,105
ASML Holding NV (a)...........  11,219            198,854
European Aeronautic Defence
  and Space Co. NV (a)........  7,989              92,917
Heineken NV...................  5,939             168,743
ING Groep NV..................  792                 4,364
James Hardie Industries NV....  69,331            202,319
Koninklijke (Royal) Philips
  Electronics NV (a)..........  26,783            394,003
Koninklijke Ahold NV..........  30,465            333,699
Koninklijke DSM NV (a)........  5,718             150,431
Koninklijke Royal KPN NV......  45,544            608,316
Reed Elsevier NV..............  22,685            242,879
SBM Offshore NV (a)...........  8,798             117,161
TNT NV........................  11,239            192,196
Unilever NV...................  37,003            729,564
Wolters Kluwer NV.............  9,879             160,151
                                             ------------
TOTAL NETHERLANDS.............                  3,866,826
                                             ------------
NORWAY -- 0.5%
DnB NOR ASA...................  49,600            222,213
Norsk Hydro ASA...............  43,549            163,822
Orkla ASA.....................  702                 4,803
StatoilHydro ASA..............  21,824            384,306
Storebrand ASA................  440                 1,362
Telenor ASA...................  18,121            103,325
Yara International ASA........  4,641             101,211
                                             ------------
TOTAL NORWAY..................                    981,042
                                             ------------
POLAND -- 0.2%
Telekomunikacja Polska SA
  GDR.........................  61,623            340,159
                                             ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA
  (a)(b)......................  189,529           155,512
Portugal Telecom, SGPS SA
  (a).........................  35,049            271,297
                                             ------------
TOTAL PORTUGAL................                    426,809
                                             ------------
RUSSIA -- 1.1%
Gazprom OAO ADR...............  52,587            780,917
LUKOIL ADR....................  12,449            466,837
Mechel OAO ADR (a)............  34,703            144,712
Mobile TeleSystems ADR........  8,745             261,650
Tatneft GDR...................  5,135             236,467
Tatneft OAO GDR...............  297                13,677
Vimpel-Communications ADR.....  31,803            207,992
                                             ------------
TOTAL RUSSIA..................                  2,112,252
                                             ------------
SINGAPORE -- 1.1%
CapitaLand, Ltd. .............  93,000            142,540
DBS Group Holdings, Ltd. .....  46,500            258,469
Fraser and Neave, Ltd. .......  91,000            151,447
Singapore Exchange, Ltd. (a)..  93,000            311,998
Singapore Press Holdings, Ltd.
  (a).........................  136,000           226,339
Singapore Telecommunications,
  Ltd. .......................  375,000           624,096
United Overseas Bank, Ltd.
  (a).........................  48,000            306,907
                                             ------------
TOTAL SINGAPORE...............                  2,021,796
                                             ------------
SOUTH AFRICA -- 1.6%
Anglo Platinum, Ltd. .........  3,694             184,894
AngloGold Ashanti, Ltd. ......  9,585             347,721
Barloworld, Ltd. .............  46,400            156,130
Discovery Holdings, Ltd. .....  1                       3
FirstRand, Ltd. ..............  91,455            115,978
Gold Fields, Ltd. ............  22,144            243,328
Harmony Gold Mining Co., Ltd.
  (b).........................  19,327            204,061
Impala Platinum Holdings,
  Ltd. .......................  13,796            229,571
Kumba Iron Ore, Ltd. .........  144                 2,482
MTN Group, Ltd. ..............  33,238            366,981
Naspers, Ltd. ................  9,619             161,834
Sanlam, Ltd. .................  89,940            159,263
Sasol, Ltd. ..................  14,300            413,512
Standard Bank Group, Ltd. ....  27,945            233,609
Telkom SA, Ltd. ..............  10,592            117,492
                                             ------------
TOTAL SOUTH AFRICA............                  2,936,859
                                             ------------
SOUTH KOREA -- 2.7%
Hana Financial Group, Inc. ...  14,860            223,451
Hyundai Development Co. ......  7,260             176,612
Hyundai Heavy Industries......  1,322             186,843
Hyundai Mobis.................  3,680             211,768
KB Financial Group, Inc. (b)..  9,701             231,085
Kia Motors Corp. (a)(b).......  36,030            222,184
Korea Electric Power Corp. ADR
  (a).........................  13,187            120,661
KT Corp. ADR..................  9,482             130,757
KT Freetel Co., Ltd. (b)......  5,360             107,336
KT&G Corp. ...................  3,607             198,440
LG Electronics, Inc. .........  3,607             238,337
NHN Corp. (b).................  1,265             138,091
POSCO ADR (a).................  6,977             466,273
Samsung Corp. ................  6,498             186,731
Samsung Electronics Co., Ltd.
  GDR (c)(d)..................  80                 16,340
Samsung Electronics Co., Ltd.
  GDR (c)(d)..................  4,596             938,733
Samsung Fire & Marine
  Insurance Co., Ltd. ........  1,322             152,915
Samsung Heavy Industries Co.,
  Ltd. .......................  7,010             129,735
Samsung Securities Co., Ltd.
  (a)(b)......................  4,205             175,709
Shinhan Financial Group Co.,
  Ltd. (b)....................  8,144             144,834
Shinsegae Co., Ltd. ..........  388               120,755
SK Energy Co., Ltd. ..........  3,230             206,655
SK Holdings Co., Ltd. ........  2,850             221,489


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
SK Telecom Co., Ltd. ADR......  10,914       $    168,621
                                             ------------
TOTAL SOUTH KOREA.............                  5,114,355
                                             ------------
SPAIN -- 3.6%
Abertis Infraestructuras SA
  (a).........................  14,725            230,108
Acciona SA (a)................  1,813             186,431
Acerinox SA (a)...............  16,221            188,445
ACS, Actividades de
  Construccion y Servicios SA
  (a).........................  7,943             329,455
Banco Bilbao Vizcaya
  Argentaria SA (a)...........  53,101            430,769
Banco Popular Espanol SA (a)..  42,910            271,755
Banco Santander SA............  141,395           974,320
Gamesa Corp. Tecnologica SA...  9,482             121,612
Gas Natural SDG SA (a)........  7,160              97,820
Gas Natural SDG SA (b)........  7,468             102,028
Grupo Ferrovial SA (a)........  6,471             137,980
Iberdrola SA (a)..............  73,619            516,088
Indra Sistemas, SA............  12,997            250,559
Industria de Diseno Textil
  SA..........................  6,168             240,355
Mapfre SA.....................  47,140            103,270
Repsol YPF SA.................  20,706            358,212
Telefonica SA.................  93,201          1,858,620
Union Fenosa SA...............  13,521            323,133
                                             ------------
TOTAL SPAIN...................                  6,720,960
                                             ------------
SWEDEN -- 1.7%
Assa Abloy AB (Class B) (a)...  12,232            113,926
Atlas Copco AB (Class B)......  28,139            190,604
Hennes & Mauritz AB (Class B)
  (a).........................  10,114            378,023
Husqvarna AB (b)..............  19,454             77,653
Husqvarna AB (Class B) (a)....  37,284            150,177
Nordea Bank AB (a)............  46,508            230,647
Sandvik AB (a)................  25,202            143,579
Securitas AB (Class B) (a)....  15,202            110,329
Skandinaviska Enskilda Banken
  AB (b)......................  75,286            231,305
Skandinaviska Enskilda Banken
  AB (Class A) (a)............  32,791            102,728
Skanska AB (Class B) (a)......  15,153            130,135
SKF AB (Class B) (a)..........  14,731            126,956
Svenska Handelsbanken AB
  (Class A)...................  12,944            182,403
Tele2 AB (Class B)............  18,873            158,658
Telefonaktiebolaget LM
  Ericsson (Class B) (a)......  66,613            543,875
TeliaSonera AB (a)............  44,735            214,279
Volvo AB ADR (Class A) (a)....  39,412            208,804
                                             ------------
TOTAL SWEDEN..................                  3,294,081
                                             ------------
SWITZERLAND -- 5.9%
ABB, Ltd. (b).................  45,973            642,462
Adecco SA.....................  3,773             118,063
Cie Financiere Richemont SA
  (Class A)...................  259                 4,050
Credit Suisse Group AG........  18,430            561,790
Geberit AG....................  1,397             125,688
Givaudan SA (a)...............  325               168,638
Holcim, Ltd. .................  4,783             170,700
Kuehne & Nagel International
  AG..........................  4,595             268,535
Logitech International SA
  (a)(b)......................  16,240            168,392
Nestle SA.....................  82,932          2,806,581
Nobel Biocare Holding AG......  7,608             129,939
Novartis AG (a)...............  49,260          1,866,339
Roche Holding AG..............  14,894          2,046,034
SGS SA (a)....................  197               207,040
Swatch Group AG...............  1,447             174,981
Syngenta AG...................  2,596             523,743
UBS AG........................  65,323            614,710
Xstrata PLC...................  292                 1,954
Zurich Financial Services AG
  (a).........................  3,072             486,581
                                             ------------
TOTAL SWITZERLAND.............                 11,086,220
                                             ------------
TAIWAN -- 2.2%
AU Optronics Corp. ADR........  53,156            445,979
Hon Hai Precision Industry
  Co., Ltd. GDR (d)...........  214,000           952,300
Hon Hai Precision Industry
  Co., Ltd. GDR (d)...........  26,405            117,502
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  ADR.........................  193,650         1,733,168
United Microelectronics Corp.
  ADR (a).....................  339,412           858,712
                                             ------------
TOTAL TAIWAN..................                  4,107,661
                                             ------------
THAILAND -- 0.4%
Bangkok Bank PCL..............  276,876           585,527
PTT PCL.......................  35,577            154,486
                                             ------------
TOTAL THAILAND................                    740,013
                                             ------------
TURKEY -- 0.2%
Akbank TAS....................  78,246            228,230
Turkiye Garanti Bankasi AS
  (b).........................  2,600               3,668
Turkiye Is Bankasi............  48,566            108,566
                                             ------------
TOTAL TURKEY..................                    340,464
                                             ------------
UNITED KINGDOM -- 14.6%
3i Group PLC..................  39,327            152,761
Anglo American PLC............  29,172            495,910
AstraZeneca PLC...............  30,673          1,077,586
Aviva PLC.....................  670                 2,077
BAE Systems PLC...............  71,829            344,388
Barclays PLC..................  3,770               7,997
BG Group PLC..................  73,913          1,117,701
BHP Billiton PLC..............  36,796            730,471
BP PLC........................  414,804         2,803,348
British American Tobacco PLC..  39,078            903,481
British Land Co. PLC..........  45,967            237,687
British Sky Broadcasting Group
  PLC.........................  30,180            187,526
BT Group PLC..................  72,751             81,545
Burberry Group PLC (a)........  42,398            171,223
Cable & Wireless PLC..........  62,037            124,044
Cadbury PLC...................  32,044            242,053
Capita Group PLC..............  19,628            190,888
Carnival PLC..................  113                 2,567
Centrica PLC..................  82,969            270,849
Cobham PLC....................  65,191            160,533
Compass Group PLC.............  56,452            258,120
Diageo PLC....................  57,542            648,688
Enterprise Inns PLC...........  430                   418
Experian PLC..................  25,110            157,193
FirstGroup PLC................  40,776            156,344
G4S PLC.......................  48,935            136,003
GKN PLC.......................  122,070           119,416


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
GlaxoSmithKline PLC...........  122,434      $  1,908,463
Hammerson PLC.................  43,746            159,580
Hays PLC......................  141,125           147,160
HSBC Holdings PLC.............  243,693         1,379,725
ICAP PLC......................  50,076            218,380
IMI PLC.......................  592                 2,302
Imperial Tobacco Group PLC....  22,413            503,409
Inchcape PLC (a)..............  436                   470
Intercontinental Hotels Group
  PLC.........................  22,807            173,586
International Power PLC.......  38,316            115,607
ITV PLC.......................  363,307            98,942
J Sainsbury PLC...............  41,224            184,947
Land Securities Group PLC
  (a).........................  22,376            140,238
Lloyds Banking Group PLC......  4,415               4,474
Man Group PLC.................  802                 2,512
Marks & Spencer Group PLC.....  39,235            166,463
National Grid PLC.............  58,644            450,127
Next PLC (a)..................  7,852             149,012
Old Mutual PLC................  264,312           196,624
Pearson PLC...................  21,084            211,999
Prudential PLC................  26,625            128,609
Reckitt Benckiser PLC.........  14,080            528,555
Reed Elsevier PLC.............  30,708            220,517
Rentokil Initial PLC..........  1,769               1,128
Rio Tinto PLC.................  18,074            608,800
Rolls-Royce Group PLC (b).....  43,258            182,291
Royal Bank of Scotland Group
  PLC.........................  563,287           197,810
Royal Dutch Shell PLC (Class
  A)..........................  78,447          1,766,465
Royal Dutch Shell PLC (Class
  B)..........................  57,250          1,256,328
RSA Insurance Group PLC.......  76,217            142,129
SABMiller PLC.................  19,913            295,984
Scottish & Southern Energy
  PLC.........................  20,004            317,981
Severn Trent PLC..............  9,937             141,008
Smith & Nephew PLC............  29,251            181,124
Smiths Group PLC..............  11,850            113,631
Standard Life PLC.............  55,835            132,932
Tate & Lyle PLC...............  40,711            152,010
Tesco PLC.....................  169,231           808,720
The Sage Group PLC............  44,618            108,209
Thomson Reuters PLC...........  4,621             103,327
Tomkins PLC...................  100,817           175,214
Unilever PLC..................  28,118            531,193
United Utilities Group PLC....  20,557            142,465
Vodafone Group PLC............  1,140,089       2,005,916
Whitbread PLC.................  15,851            179,034
William Hill PLC (a)..........  406                   991
Wolseley PLC (b)..............  48,432            160,187
WPP Group PLC.................  29,434            165,698
                                             ------------
TOTAL UNITED KINGDOM..........                 27,743,093
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $329,768,027).........                187,804,838
                                             ------------
RIGHTS -- 0.1%
BELGIUM -- 0.0% (F)
Fortis (expiring 7/4/14)
  (b)(e)......................  31,375                  0
                                             ------------
SPAIN -- 0.0% (F)
Mapfre SA (expiring 4/1/09)
  (b).........................  49,166                653
                                             ------------
SWEDEN -- 0.0% (F)
Nordea Bank AB (expiring
  4/3/09) (a).................  533,566            60,667
                                             ------------
UNITED KINGDOM -- 0.1%
HSBC Holdings PLC
  (expiring 4/3/09) (b).......  105,904           214,035
Royal Bank of Scotland Group
  PLC (expiring 4/6/09) (b)...  251,910                 0
William Hill PLC (expiring
  4/7/09) (b).................  406                   372
                                             ------------
TOTAL UNITED KINGDOM..........                    214,407
                                             ------------
TOTAL RIGHTS --
  (Cost $160,214).............                    275,727
                                             ------------
SHORT TERM
  INVESTMENTS -- 15.2%
UNITED STATES -- 15.2%
MONEY MARKET FUNDS -- 15.2%
State Street Navigator
  Securities Lending
  Prime Portfolio (g)(h)......  28,512,317     28,512,317
STIC Prime Portfolio..........  321,217           321,217
                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $28,833,534)..........                 28,833,534
                                             ------------
TOTAL INVESTMENTS -- 114.3%
  (Cost $358,761,775).........                216,914,099
OTHER ASSETS AND
  LIABILITIES -- (14.3)%......                (27,181,021)
                                             ------------
NET ASSETS -- 100.0%..........               $189,733,078
                                             ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities which represent 0.94% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(f) Amount shown represents less than 0.05% of net assets.
(g) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust



See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.7%
JAPAN -- 98.7%
AIR FREIGHT & LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd. (a)..  3,180       $    29,846
                                             -----------
AIRLINES -- 0.7%
All Nippon Airways Co., Ltd.
  (a)..........................  11,000           42,989
Japan Airlines Corp. (a)(b)....  17,000           34,423
                                             -----------
                                                  77,412
                                             -----------
AUTO COMPONENTS -- 1.8%
Aisin Seiki Co., Ltd. (a)......  1,168            18,282
Bridgestone Corp. (a)..........  3,903            55,678
Denso Corp. ...................  1,847            36,502
FCC Co., Ltd. (a)..............  884               9,058
Futaba Industrial Co., Ltd.
  (a)..........................  508               1,456
Keihin Corp. (a)...............  556               5,905
NGK Spark Plug Co., Ltd. ......  1,160             9,783
NHK Spring Co., Ltd. ..........  1,340             4,789
Nissin Kogyo Co., Ltd. (a).....  616               5,251
NOK Corp. (a)..................  1,116             9,457
Showa Corp. ...................  2,112             7,463
Stanley Electric Co., Ltd.
  (a)..........................  744               8,241
Sumitomo Rubber Industries,
  Inc. ........................  1,908            12,672
Tokai Rika Co., Ltd. ..........  120               1,186
Toyo Tire & Rubber Co., Ltd.
  (a)(b).......................  2,851             3,579
Toyoda Gosei Co., Ltd. ........  68                1,021
Toyota Boshoku Corp. ..........  100               1,024
Toyota Industries Corp. (a)....  1,172            24,859
                                             -----------
                                                 216,206
                                             -----------
AUTOMOBILES -- 6.6%
Daihatsu Motor Co., Ltd. (a)...  2,464            19,184
Fuji Heavy Industries, Ltd.
  (a)..........................  6,347            20,692
Honda Motor Co., Ltd. (a)......  8,674           203,304
Isuzu Motors, Ltd. (a).........  9,651            11,628
Mazda Motor Corp. (a)..........  6,123            10,167
Mitsubishi Motors Corp.
  (a)(b).......................  27,173           34,389
Nissan Motor Co., Ltd. (a).....  11,862           42,034
Suzuki Motor Corp. (a).........  2,192            36,152
Toyota Motor Corp. ............  12,277          387,813
Yamaha Motor Co., Ltd. (a).....  1,316            11,658
                                             -----------
                                                 777,021
                                             -----------
BEVERAGES -- 1.0%
Asahi Breweries, Ltd. (a)......  2,584            30,766
Ito En, Ltd. (a)...............  1,556            18,983
Kirin Holdings Co., Ltd. (a)...  5,207            54,933
Takara Holdings, Inc. (a)......  2,479            12,349
                                             -----------
                                                 117,031
                                             -----------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. ..........  2,284            19,841
Asahi Glass Co., Ltd. .........  5,299            27,844
Daikin Industries, Ltd. (a)....  1,532            41,569
Hitachi Construction Machinery
  Co., Ltd. ...................  100               1,285
JS Group Corp. (a).............  1,872            20,962
                                             -----------
                                                 111,501
                                             -----------
CAPITAL MARKETS -- 1.4%
Daiwa Securities Group, Inc.
  (a)..........................  8,482            36,755
JAFCO Co., Ltd. (a)............  312               5,512
Nomura Holdings, Inc. (a)......  16,476           82,572
Okasan Holdings, Inc. (a)......  3,107            11,041
SBI Holdings, Inc. (a).........  160              16,507
Shinko Securities Co., Ltd. ...  5,587            10,804
Tokai Tokyo Securities Co.,
  Ltd. ........................  3,967             7,069
                                             -----------
                                                 170,260
                                             -----------
CHEMICALS -- 4.4%
Asahi Kasei Corp. (a)..........  6,859            24,653
Daicel Chemical Industries,
  Ltd. (a).....................  2,055             7,344
DIC Corp. (a)..................  6,391             9,318
Hitachi Chemical Co., Ltd.
  (a)..........................  976              11,640
JSR Corp. (a)..................  1,360            15,766
Kaneka Corp. (a)...............  3,224            15,798
Kansai Paint Co., Ltd. (a).....  3,092            17,124
Kuraray Co., Ltd. (a)..........  3,471            29,344
Mitsubishi Chemical Holdings
  Corp. (a)....................  6,623            22,530
Mitsubishi Gas Chemical Co.,
  Inc. (a).....................  3,268            13,897
Mitsubishi Rayon Co., Ltd.
  (a)..........................  5,291            10,125
Mitsui Chemicals, Inc. (a).....  4,843            11,719
Nifco, Inc. ...................  1,028            11,105
Nissan Chemical Industries,
  Ltd. ........................  1,416            11,770
Nitto Denko Corp. .............  784              15,915
Sekisui Chemical Co., Ltd. ....  3,079            15,275
Shin-Etsu Chemical Co., Ltd. ..  2,420           116,872
Showa Denko K.K. (a)...........  6,723             8,236
Sumitomo Chemical Co., Ltd.
  (a)..........................  8,674            29,244
Taiyo Nippon Sanso Corp. (a)...  3,180            20,638
Teijin, Ltd. ..................  7,367            15,887
Tokai Carbon Co., Ltd. (a).....  2,828            11,281
Toray Industries, Inc. (a).....  8,758            35,025
Tosoh Corp. (a)................  5,599            10,544
Ube Industries, Ltd. (a).......  8,543            15,396
Zeon Corp. (a).................  3,132             8,403
                                             -----------
                                                 514,849
                                             -----------
COMMERCIAL BANKS -- 9.7%
Chuo Mitsui Trust Holdings,
  Inc. (a).....................  5,981            18,166
Fukuoka Financial Group, Inc.
  (a)..........................  7,000            21,191
Hokuhoku Financial Group, Inc.
  (a)..........................  9,658            17,503
Mitsubishi UFJ Financial Group,
  Inc. ........................  54,200          261,205
Mizuho Financial Group, Inc.
  (a)..........................  75,000          142,756
Resona Holdings, Inc. (a)......  3,200            42,442
Shinsei Bank, Ltd. (a)(b)......  9,726             9,749
Sumitomo Mitsui Financial
  Group, Inc. (a)..............  4,900           169,171
Suruga Bank, Ltd. .............  2,496            20,469
The 77 Bank, Ltd. .............  4,803            23,682
The Awa Bank, Ltd. ............  4,731            28,739
The Bank of Kyoto, Ltd. (a)....  2,916            24,563
The Bank of Yokohama, Ltd. ....  7,947            33,632
The Chiba Bank, Ltd. (a).......  6,063            29,772
The Chugoku Bank, Ltd. ........  1,504            19,156
The Hachijuni Bank, Ltd. ......  4,719            27,281
The Hiroshima Bank, Ltd. (a)...  5,811            22,063
The Hyakugo Bank, Ltd. ........  5,147            26,264
The Iyo Bank, Ltd. (a).........  3,180            32,035
The Joyo Bank, Ltd. (a)........  5,155            23,695
The Juroku Bank, Ltd. (a)......  4,883            16,216
The Musashino Bank, Ltd. (a)...  520              16,005
The Nanto Bank, Ltd. (a).......  3,391            18,471
The Nishi-Nippon City Bank,
  Ltd. ........................  7,799            16,740


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
The Shizuoka Bank, Ltd. (a)....  3,363       $    30,099
The Sumitomo Trust & Banking
  Co., Ltd. (a)................  9,634            36,382
Yamaguchi Financial Group, Inc.
  (a)..........................  2,076            19,484
                                             -----------
                                               1,146,931
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Aeon Delight Co., Ltd. ........  200               2,507
Dai Nippon Printing Co.,
  Ltd. ........................  3,739            34,032
Daiseki Co., Ltd. (a)..........  400               6,767
MEITEC Corp. (a)...............  912              11,228
Nissha Printing Co., Ltd. (a)..  236               7,479
Park24 Co., Ltd. (a)...........  1,100             7,428
Secom Co., Ltd. (a)............  1,368            50,277
TKC Corp. .....................  400               7,946
Toppan Printing Co., Ltd. (a)..  4,299            29,118
                                             -----------
                                                 156,782
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.1%
Aiphone Co., Ltd. (a)..........  200               3,303
Epson Toyocom Corp. ...........  1,188             3,404
                                             -----------
                                                   6,707
                                             -----------
COMPUTERS & PERIPHERALS -- 1.2%
Fujitsu, Ltd. .................  11,498           42,490
NEC Corp. (a)(b)...............  12,918           34,528
Seiko Epson Corp. (a)..........  1,276            17,208
Toshiba Corp. (a)..............  17,633           45,346
                                             -----------
                                                 139,572
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Chiyoda Corp. .................  1,688             8,955
COMSYS Holdings Corp. (a)......  2,000            16,685
JGC Corp. .....................  1,460            16,496
Kajima Corp. (a)...............  7,595            18,609
Kyowa Exeo Corp. ..............  548               4,439
Maeda Corp. ...................  4,855            16,811
Obayashi Corp. (a).............  5,679            27,484
Shimizu Corp. (a)..............  4,559            18,878
Taisei Corp. (a)...............  9,995            19,025
                                             -----------
                                                 147,382
                                             -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a)......  9,607            14,006
                                             -----------
CONSUMER FINANCE -- 0.6%
Acom Co., Ltd. ................  12                  338
Aeon Credit Service Co., Ltd.
  (a)..........................  1,040             9,413
Aiful Corp. (a)................  1,331             1,887
Credit Saison Co., Ltd. (a)....  1,264            12,222
Orient Corp. (a)(b)............  4,501             4,147
ORIX Corp. (a).................  626              20,091
Promise Co., Ltd. (a)..........  764              11,928
Takefuji Corp. (a).............  1,054             4,919
                                             -----------
                                                  64,945
                                             -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. (a)...  1,048            15,215
                                             -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ...  992              13,920
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. .................  628              23,017
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Mizuho Trust & Banking Co.,
  Ltd. (a).....................  10,370            9,554
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
Nippon Telegraph & Telephone
  Corp. .......................  6,400           241,693
                                             -----------
ELECTRIC UTILITIES -- 5.9%
Chubu Electric Power Co., Inc.
  (a)..........................  3,963            87,068
Funai Electric Co., Ltd. (a)...  495              14,434
Hokkaido Electric Power Co.,
  Inc. (a).....................  1,328            26,622
Hokuriku Electric Power Co.
  (a)..........................  1,412            33,881
Kyushu Electric Power Co., Inc.
  (a)..........................  2,376            53,163
Sanyo Electric Co., Ltd.
  (a)(b).......................  11,422           16,884
Sharp Corp. (a)................  5,519            43,361
Shikoku Electric Power Co.,
  Inc. (a).....................  1,572            41,938
The Chugoku Electric Power Co.,
  Inc. (a).....................  1,748            37,873
The Kansai Electric Power Co.,
  Inc. (a).....................  4,811           104,238
The Okinawa Electric Power Co.,
  Inc. ........................  136               7,215
The Tokyo Electric Power Co.,
  Inc. (a).....................  6,767           168,541
Tohoku Electric Power Co., Inc.
  (a)..........................  2,843            62,317
                                             -----------
                                                 697,535
                                             -----------
ELECTRICAL EQUIPMENT -- 1.2%
Fuji Electric Holdings Co.,
  Ltd. (a).....................  6,099             7,163
Fujikura, Ltd. (a).............  4,107            11,268
Matsushita Electric Works,
  Ltd. ........................  3,151            22,842
Mitsubishi Electric Corp. (a)..  10,974           48,998
Sumitomo Electric Industries,
  Ltd. ........................  3,887            32,310
Ushio, Inc. (a)................  1,136            15,918
                                             -----------
                                                 138,499
                                             -----------
ELECTRONIC EQUIPMENT,  INSTRUMENTS & COMPONENTS -- 5.2%
Alps Electric Co., Ltd. (a)....  1,868             6,373
Casio Computer Co., Ltd. (a)...  2,248            15,773
Dainippon Screen Manufacturing
  Co., Ltd. (a)(b).............  4,364             7,334
Hamamatsu Photonics K.K. (a)...  668              12,492
Hirose Electric Co., Ltd. (a)..  408              39,077
Hitachi, Ltd. (a)..............  16,933           45,603
Horiba, Ltd. (a)...............  504               8,583
Hoya Corp. (a).................  2,732            53,384
Ibiden Co., Ltd. (a)...........  996              23,849
Keyence Corp. (a)..............  374              70,052
Konica Minolta Holdings,
  Inc. ........................  4,075            34,574
Kyocera Corp. (a)..............  992              65,082
Murata Manufacturing Co., Ltd.
  (a)..........................  1,328            50,823
Nidec Corp. (a)................  964              42,944
Nippon Electric Glass Co., Ltd.
  (a)..........................  2,548            17,697
Oki Electric Industry Co., Ltd.
  (a)(b).......................  12,166            7,760
Olympus Corp. .................  492               7,870
OMRON Corp. (a)................  1,480            17,337
Shimadzu Corp. ................  3,312            21,092
Taiyo Yuden Co., Ltd. .........  776               5,845
TDK Corp. (a)..................  996              36,807
The Furukawa Electric Co., Ltd.
  (a)..........................  4,899            13,789
Yaskawa Electric Corp. ........  1,604             6,902
Yokogawa Electric Corp. (a)....  1,864             7,436
                                             -----------
                                                 618,478
                                             -----------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
FOOD & STAPLES
  RETAILING -- 1.8%
Aeon Co., Ltd. (a).............  4,503       $    29,360
Cawachi, Ltd. (a)..............  548               8,345
FamilyMart Co., Ltd. (a).......  952              28,916
Izumiya Co., Ltd. .............  2,740            12,428
Lawson, Inc. ..................  400              16,523
Seven & I Holdings Co., Ltd.
  (a)..........................  4,639           101,450
UNY Co., Ltd. (a)..............  2,000            15,551
                                             -----------
                                                 212,573
                                             -----------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. (a)........  4,003            28,167
Hokuto Corp. (a)...............  500               8,652
Kikkoman Corp. (a).............  2,256            18,775
Meiji Dairies Corp. (a)(c).....  4,175            17,331
Nissin Food Products Co., Ltd.
  (a)..........................  640              18,791
Sakata Seed Corp. (a)..........  1,584            20,784
Yakult Honsha Co., Ltd. (a)....  464               8,240
                                             -----------
                                                 120,740
                                             -----------
GAS UTILITIES -- 0.6%
Saibu Gas Co., Ltd. (a)........  10,273           26,938
Tokyo Gas Co., Ltd. (a)........  13,873           48,458
                                             -----------
                                                  75,396
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Miraca Holdings, Inc. (a)......  636              12,801
Nakanishi, Inc. ...............  100               5,650
Sysmex Corp. (a)...............  200               6,358
Terumo Corp. (a)...............  456              16,759
                                             -----------
                                                  41,568
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. ........  84                3,044
Mediceo Paltac Holdings Co.,
  Ltd. (a).....................  1,192            12,684
Suzuken Co., Ltd. (a)..........  632              16,477
                                             -----------
                                                  32,205
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Oriental Land Co., Ltd. (a)....  404              25,687
Round One Corp. (a)............  800               5,330
                                             -----------
                                                  31,017
                                             -----------
HOUSEHOLD DURABLES -- 3.2%
Daikyo, Inc. (a)(b)............  4,256             2,671
Daiwa House Industry Co., Ltd.
  (a)..........................  3,363            26,967
Haseko Corp. (a)(b)............  9,139             4,256
Panasonic Corp. (a)............  11,981          129,672
Pioneer Corp. (a)(b)...........  2,260             2,952
Sangetsu Co., Ltd. (a).........  1,576            33,747
Sekisui House, Ltd. ...........  3,679            27,713
Sony Corp. (a).................  6,411           129,687
TOTO, Ltd. (a).................  4,444            22,137
                                             -----------
                                                 379,802
                                             -----------
HOUSEHOLD PRODUCTS -- 0.8%
Kao Corp. (a)..................  3,339            64,873
Uni-Charm Corp. ...............  444              26,972
                                             -----------
                                                  91,845
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. (a).....................  840              24,833
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Hankyu Hanshin Holdings, Inc.
  (a)..........................  8,486            38,405
Keihan Electric Railway Co.,
  Ltd. ........................  5,747            23,332
                                             -----------
                                                  61,737
                                             -----------
INSURANCE -- 2.2%
Aioi Insurance Co., Ltd. (a)...  3,579            13,769
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ..............  3,136            72,232
Nipponkoa Insurance Co., Ltd.
  (a)..........................  4,479            25,667
Sompo Japan Insurance, Inc.
  (a)..........................  5,111            26,132
T&D Holdings, Inc. (a).........  1,310            31,235
Tokio Marine Holdings, Inc.
  (a)..........................  3,947            95,708
                                             -----------
                                                 264,743
                                             -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. (a)..............  51               24,372
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
DeNA Co., Ltd. ................  1                 3,250
Yahoo! Japan Corp. (a).........  106              27,764
                                             -----------
                                                  31,014
                                             -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. (a)(b)......  756               1,852
IT Holdings Corp. .............  832               9,553
Itochu Techno-Solutions Corp.
  (a)..........................  608              12,527
Net One Systems Co., Ltd. .....  15               19,713
Nomura Research Institute, Ltd.
  (a)..........................  300               4,647
NTT Data Corp. (a).............  8                21,642
Otsuka Corp. ..................  112               4,150
                                             -----------
                                                  74,084
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Canon Electronics, Inc. .......  100               1,189
FUJIFILM Holdings Corp. .......  2,927            62,973
Namco Bandai Holdings, Inc.
  (a)..........................  2,332            23,209
Nikon Corp. (a)................  2,440            27,323
Roland Corp. ..................  300               3,195
Sankyo Co., Ltd. ..............  640              27,668
Sega Sammy Holdings, Inc. (a)..  2,131            18,620
Shimano, Inc. (a)..............  592              17,771
Yamaha Corp. (a)...............  1,292            12,518
                                             -----------
                                                 194,466
                                             -----------
MACHINERY -- 4.4%
Amada Co., Ltd. ...............  2,527            13,253
Amano Corp. (a)................  1,336            10,618
Fanuc, Ltd. (a)................  1,180            79,208
Fuji Machine Manufacturing Co.,
  Ltd. ........................  100                 810
Glory, Ltd. (a)................  1,044            18,466
IHI Corp. (a)(b)...............  10,311           11,692
JTEKT Corp. (a)................  1,508            10,443
Kawasaki Heavy Industries, Ltd.
  (a)..........................  8,978            17,816
Komatsu, Ltd. (a)..............  5,539            60,005
Komori Corp. ..................  788               6,423
Kubota Corp. (a)...............  4,663            25,258
Kurita Water Industries, Ltd.
  (a)..........................  976              18,706
Makita Corp. (a)...............  976              21,739
Minebea Co., Ltd. .............  3,255            11,798
Mitsubishi Heavy Industries,
  Ltd. (a).....................  18,676           56,348
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)...  6,567            10,904


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Mori Seiki Co., Ltd. (a).......  868         $     7,830
NGK Insulators, Ltd. ..........  1,320            20,113
NSK, Ltd. (a)..................  2,463             9,401
NTN Corp. (a)..................  2,495             6,997
OKUMA Corp. ...................  1,648             6,090
OSG Corp. (a)..................  1,112             6,744
SMC Corp. .....................  320              30,617
Sumitomo Heavy Industries, Ltd.
  (a)..........................  3,795            12,487
Tadano, Ltd. ..................  780               3,230
The Japan Steel Works, Ltd.
  (a)..........................  2,708            25,361
THK Co., Ltd. (a)..............  1,100            14,723
Toshiba Machine Co., Ltd. .....  1,944             5,708
                                             -----------
                                                 522,788
                                             -----------
MARINE -- 0.6%
Kawasaki Kisen Kaisha, Ltd.
  (a)..........................  4,759            14,696
Mitsui OSK Lines, Ltd. (a).....  5,491            26,741
Nippon Yusen KK (a)............  7,995            30,516
                                             -----------
                                                  71,953
                                             -----------
MEDIA -- 0.5%
Dentsu, Inc. (a)...............  1,600            24,234
Jupiter Telecommunications
  Co. .........................  24               15,989
Toho Co, Ltd. (a)..............  1,352            18,821
Tokyo Broadcasting System,
  Inc. ........................  100               1,310
                                             -----------
                                                  60,354
                                             -----------
METALS & MINING -- 2.9%
Daido Steel Co., Ltd. (a)......  3,199             7,870
Dowa Holdings Co., Ltd. .......  1,767             6,566
JFE Holdings, Inc. (a).........  3,447            74,859
Kobe Steel, Ltd. (a)...........  17,645           22,510
Mitsubishi Materials Corp.
  (a)..........................  8,027            21,536
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b)..................  4,839             7,937
Nippon Steel Corp. (a).........  27,755           73,905
Nisshin Steel Co., Ltd. (a)....  6,951            11,612
OSAKA Titanium Technologies
  Co. .........................  36                  929
Pacific Metals Co., Ltd. ......  988               4,301
Sumitomo Metal Industries, Ltd.
  (a)..........................  24,340           48,547
Sumitomo Metal Mining Co., Ltd.
  (a)..........................  3,575            34,060
Toho Titanium Co., Ltd. .......  56                  682
Tokyo Steel Manufacturing Co.,
  Ltd. (a).....................  1,144            11,385
Yodogawa Steel Works, Ltd. ....  3,963            16,210
                                             -----------
                                                 342,909
                                             -----------
MULTILINE RETAIL -- 0.4%
Isetan Mitsukoshi Holdings,
  Ltd. (a).....................  2,441            18,709
Ryohin Keikaku Co., Ltd. (a)...  236               9,199
Takashimaya Co., Ltd. (a)......  3,332            19,060
The Daiei, Inc. (a)(b).........  1,402             4,287
                                             -----------
                                                  51,255
                                             -----------
OFFICE ELECTRONICS -- 2.3%
Brother Industries, Ltd. (a)...  1,932            14,142
Canon, Inc. ...................  6,958           198,659
Ricoh Co., Ltd. (a)............  4,555            53,635
                                             -----------
                                                 266,436
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 2.2%
Cosmo Oil Co., Ltd. (a)........  5,927            17,883
Inpex Holdings, Inc. (a).......  14               96,811
Nippon Mining Holdings, Inc. ..  7,751            30,605
Nippon Oil Corp. ..............  10,430           51,427
Osaka Gas Co., Ltd. (a)........  13,150           41,006
TonenGeneral Sekiyu K.K. (a)...  2,547            24,833
                                             -----------
                                                 262,565
                                             -----------
PAPER & FOREST PRODUCTS -- 0.4%
Nippon Paper Group, Inc. (a)...  800              19,358
OJI Paper Co., Ltd. (a)........  5,839            23,647
Sumitomo Forestry Co., Ltd.
  (a)..........................  1,268             8,383
                                             -----------
                                                  51,388
                                             -----------
PERSONAL PRODUCTS -- 0.4%
Mandom Corp. (a)...............  1,116            18,429
Shiseido Co., Ltd. (a).........  2,232            32,428
                                             -----------
                                                  50,857
                                             -----------
PHARMACEUTICALS -- 5.0%
Astellas Pharma, Inc. .........  2,871            87,784
Chugai Pharmaceutical Co., Ltd.
  (a)..........................  1,716            28,840
Daiichi Sankyo Co., Ltd. (a)...  4,251            70,929
Dainippon Sumitomo Pharma Co.,
  Ltd. (a).....................  960               7,951
Eisai Co., Ltd. (a)............  1,140            33,241
Hisamitsu Pharmaceutical Co.,
  Inc. (a).....................  504              15,512
Kissei Pharmaceutical Co.,
  Ltd. ........................  1,000            19,469
Kyowa Hakko Kogyo Co., Ltd. ...  1,833            15,348
Mitsubishi Tanabe Pharma
  Corp. .......................  1,000             9,831
Mochida Pharmaceutical Co.,
  Ltd. ........................  1,000             9,861
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................  200               5,629
Ono Pharmaceutical Co., Ltd. ..  432              18,851
Santen Pharmaceutical Co.,
  Ltd. ........................  956              26,521
Seikagaku Corp. ...............  800               7,865
Shionogi & Co., Ltd. (a).......  2,496            42,556
Taisho Pharmaceutical Co.,
  Ltd. ........................  592              10,957
Takeda Pharmaceutical Co.,
  Ltd. ........................  5,055           174,010
Torii Pharmaceutical Co.,
  Ltd. ........................  200               2,756
Tsumura & Co. .................  100               2,582
                                             -----------
                                                 590,493
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.9%
Daito Trust Construction Co.,
  Ltd. ........................  764              25,526
Heiwa Real Estate Co., Ltd. ...  4,356             9,394
K.K. DaVinci Holdings (a)(b)...  14                  553
Leopalace21 Corp. (a)..........  1,044             6,152
Mitsubishi Estate Co., Ltd. ...  7,111            79,339
Mitsui Fudosan Co., Ltd. ......  4,923            53,182
Sumitomo Realty & Development
  Co., Ltd. (a)................  2,843            31,173
Tokyo Tatemono Co., Ltd. (a)...  2,540             6,506
Tokyu Land Corp. (a)...........  4,664            12,750
Urban Corp. (a)(b)(c)(d).......  1,458                 0
                                             -----------
                                                 224,575
                                             -----------
ROAD & RAIL -- 4.4%
Central Japan Railway Co. (a)..  9                50,481
East Japan Railway Co. ........  2,400           124,653
Keihin Electric Express Railway
  Co., Ltd. (a)................  4,355            31,394
Keisei Electric Railway Co.,
  Ltd. (a).....................  3,147            15,708
Kintetsu Corp. (a).............  12,038           49,970
Nagoya Railroad Co., Ltd. .....  9,362            27,772


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Nankai Electric Railway Co.,
  Ltd. (a).....................  6,111       $    27,038
Nippon Express Co., Ltd. ......  6,555            20,441
Odakyu Electric Railway Co.,
  Ltd. (a).....................  4,483            34,677
Sagami Railway Co., Ltd. (a)...  8,254            33,176
Tobu Railway Co., Ltd. (a).....  7,007            35,400
Tokyu Corp. (a)................  6,391            26,659
West Japan Railway Co. (a).....  15               47,383
                                             -----------
                                                 524,752
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.1%
Advantest Corp. (a)............  1,316            19,466
Disco Corp. (a)................  484              11,932
Elpida Memory, Inc. (a)(b).....  2,176            14,981
Rohm Co., Ltd. (a).............  276              13,665
Sanken Electric Co., Ltd. (a)..  3,404             8,719
Shinko Electric Industries Co.,
  Ltd. (a).....................  592               5,622
SUMCO Corp. (a)................  1,046            15,271
Tokyo Electron, Ltd. (a).......  1,140            42,013
                                             -----------
                                                 131,669
                                             -----------
SOFTWARE -- 2.2%
Konami Corp. (a)...............  792              11,851
Nintendo Co., Ltd. ............  748             215,456
NSD Co., Ltd. (a)..............  932               5,898
Square Enix Co., Ltd. (a)......  896              16,864
Trend Micro, Inc. .............  368              10,321
                                             -----------
                                                 260,390
                                             -----------
SPECIALTY RETAIL -- 2.3%
Aoyama Trading Co., Ltd. ......  984              12,872
Autobacs Seven Co., Ltd. (a)...  1,480            41,881
Citizen Holdings Co., Ltd.
  (a)..........................  3,103            12,567
Culture Convenience Club Co.,
  Ltd. (a).....................  1,532            10,470
Fast Retailing Co., Ltd. (a)...  476              53,831
Hikari Tsushin, Inc. ..........  184               3,437
J Front Retailing Co., Ltd.
  (a)..........................  3,778            13,005
Marui Group Co., Ltd. (a)......  2,616            13,852
Nitori Co., Ltd. (a)...........  510              28,503
Sanrio Co., Ltd. (a)...........  548               4,222
Shimachu Co., Ltd. (a).........  884              14,830
Shimamura Co., Ltd. (a)........  332              17,681
USS Co., Ltd. (a)..............  410              17,849
Yamada Denki Co., Ltd. (a).....  610              23,839
                                             -----------
                                                 268,839
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Asics Corp. ...................  1,064             7,304
Gunze, Ltd. (a)................  4,223            12,057
Nisshinbo Industries, Inc. ....  1,584            14,883
Onward Kashiyama Co., Ltd. ....  1,580            10,270
The Japan Wool Textile Co.,
  Ltd. (a).....................  2,031            11,741
Toyobo Co., Ltd. (a)...........  9,302            11,961
                                             -----------
                                                  68,216
                                             -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ...........  31               82,200
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 3.4%
Hanwa Co., Ltd. ...............  3,207             8,085
Inaba Denki Sangyo Co., Ltd. ..  956              21,197
Itochu Corp. (a)...............  8,266            40,004
Iwatani Corp. (a)..............  7,451            16,521
Marubeni Corp. (a).............  10,402           32,121
Mitsubishi Corp. (a)...........  7,807           101,569
Mitsui & Co., Ltd. (a).........  10,202          101,845
Sojitz Corp. (a)...............  8,528            10,102
Sumitomo Corp. ................  6,475            55,264
Toyota Tsusho Corp. (a)........  1,039             9,951
                                             -----------
                                                 396,659
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. ............  2,395            15,883
Mitsubishi Logistics Corp. ....  1,216            11,757
                                             -----------
                                                  27,640
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
KDDI Corp. ....................  23              107,583
NTT DoCoMo, Inc. (a)...........  100             135,365
Softbank Corp. (a).............  3,915            49,785
                                             -----------
                                                 292,733
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $19,753,229)...........               11,657,428
                                             -----------
SHORT TERM INVESTMENTS -- 28.8%
UNITED STATES -- 28.8%
MONEY MARKET FUNDS -- 28.8%
State Street Navigator
  Securities Lending
  Prime Portfolio (e)(f).......  3,389,000     3,389,000
STIC Prime Portfolio...........  21,578           21,578
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,410,578)............                3,410,578
                                             -----------
TOTAL INVESTMENTS -- 127.5%
  (Cost $23,163,807)...........               15,068,006
OTHER ASSETS AND
  LIABILITIES -- (27.5)%.......               (3,254,446)
                                             -----------
NET ASSETS -- 100.0%...........              $11,813,560
                                             ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Company has filed for insolvency.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMON STOCKS -- 98.7%
JAPAN -- 98.7%
AUTO COMPONENTS -- 3.1%
Ahresty Corp. (a).............        8,300   $     24,286
FCC Co., Ltd. (a).............       17,513        179,439
Futaba Industrial Co., Ltd.
  (a).........................       18,794         53,849
Kayaba Industry Co., Ltd.
  (a).........................       64,902         82,138
Keihin Corp. (a)..............       13,841        147,000
Koito Manufacturing Co., Ltd.
  (a).........................       16,000        113,719
Musashi Seimitsu Industry Co.,
  Ltd. (a)....................       12,352        125,058
NHK Spring Co., Ltd. .........       36,000        128,662
Nippon Seiki Co., Ltd. (a)....        9,939         61,081
Nissin Kogyo Co., Ltd. (a)....       17,534        149,475
Press Kogyo Co., Ltd. ........       51,569         50,123
Showa Corp. (a)...............       22,139         78,227
Takata Corp. (a)..............        7,500         61,051
The Yokohama Rubber Co.,
  Ltd. .......................       43,986        182,143
Tokai Rika Co., Ltd. (a)......       11,400        112,650
Topre Corp. ..................       25,234        176,538
Toyo Tire & Rubber Co., Ltd.
  (a)(b)......................       86,372        108,435
Toyoda Gosei Co., Ltd. (a)....       11,998        180,146
Toyota Boshoku Corp. (a)......       10,800        110,548
                                              ------------
                                                 2,124,568
                                              ------------
BEVERAGES -- 1.3%
Ito En, Ltd. (a)..............       13,600        165,921
Mikuni Coca-Cola Bottling Co.,
  Ltd. .......................       39,345        308,721
Takara Holdings, Inc. (a).....       84,937        423,094
                                              ------------
                                                   897,736
                                              ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (b)............           39         42,289
                                              ------------
BUILDING PRODUCTS -- 3.3%
Aica Kogyo Co., Ltd. .........       39,719        345,033
Bunka Shutter Co., Ltd. ......       87,577        332,503
Central Glass Co., Ltd. ......       89,309        264,934
Nichias Corp. ................       10,000         20,350
Nitto Boseki Co., Ltd. .......       90,020        157,674
Noritz Corp. (a)..............       26,065        343,329
Sankyo-Tateyama Holdings,
  Inc. .......................      174,467        120,115
Sanwa Shutter Corp. (a).......       88,910        248,447
Sekisui Jushi Corp. ..........       57,938        429,388
                                              ------------
                                                 2,261,773
                                              ------------
CAPITAL MARKETS -- 1.7%
JAFCO Co., Ltd. (a)...........        8,100        143,105
Japan Asia Investment Co.,
  Ltd. (a)....................       40,188         17,903
kabu.com Securities Co., Ltd
  (a).........................           30         30,829
Matsui Securities Co., Ltd
  (a).........................       10,400         67,600
Mito Securities Co., Ltd. ....       89,129        213,866
Monex Beans Holdings, Inc.
  (a).........................          398         95,299
Okasan Holdings, Inc. (a).....       46,447        165,059
SBI Holdings, Inc. (a)........        1,393        143,715
Sparx Group Co., Ltd. (b).....          195         14,748
Tokai Tokyo Securities Co.,
  Ltd. (a)....................       95,721        170,567
Toyo Securities Co., Ltd.
  (b).........................       62,457         98,014
                                              ------------
                                                 1,160,705
                                              ------------
CHEMICALS -- 7.3%
ADEKA Corp. (a)...............       44,213        273,058
Air Water, Inc. (a)...........       45,390        396,134
Asahi Organic Chemicals
  Industry Co., Ltd. (a)......      132,540        362,314
C. Uyemura & Co., Ltd. .......        4,376         76,426
Daicel Chemical Industries,
  Ltd. (a)....................       56,000        200,142
Denki Kagaku Kogyo Kabushiki
  Kaisha (a)..................       81,000        145,155
DIC Corp. (a).................      119,000        173,494
Fujikura Kasei Co., Ltd. .....       31,538        116,547
Fujimi, Inc. (a)..............        6,873         81,207
Ishihara Sangyo Kaisha, Ltd.
  (b).........................      175,811        110,360
Kansai Paint Co., Ltd. (a)....       48,000        265,830
Lintec Corp. (a)..............       17,708        219,266
Mitsubishi Rayon Co., Ltd.
  (a).........................       92,000        176,045
Nifco, Inc. ..................       22,079        238,517
Nihon Parkerizing Co., Ltd. ..        9,401         81,475
Nippon Soda Co., Ltd. ........       46,065        133,853
Nippon Valqua Industries,
  Ltd. .......................       89,025        173,958
Nissan Chemical Industries,
  Ltd. (a)....................       29,000        241,055
NOF Corp. (a).................       87,731        295,782
Okamoto Industries, Inc. (a)..      133,841        481,053
SK Kaken Co., Ltd. ...........          780         13,812
Sumitomo Bakelite Co., Ltd.
  (a).........................       47,000        187,962
Toagosei Co., Ltd. ...........       17,000         37,866
Tokai Carbon Co., Ltd. (a)....       35,542        141,779
Tokuyama Corp. (a)............       35,000        221,474
Tosoh Corp. (a)...............       85,000        160,069
                                              ------------
                                                 5,004,633
                                              ------------
COMMERCIAL BANKS -- 8.4%
Aozora Bank, Ltd. (a)(b)......      119,290        130,438
Bank of the Ryukyus, Ltd.
  (a)(b)......................       17,681        145,716
Kansai Urban Banking Corp. ...       56,000         88,448
Kiyo Holdings, Inc. (a).......      265,754        330,948
The Aichi Bank, Ltd. .........        4,349        298,974
The Bank of Iwate, Ltd. ......        4,756        225,834
The Bank of Nagoya, Ltd. .....       44,000        183,538
The Biwako Bank, Ltd. ........      132,049        137,704
The Daishi Bank, Ltd. ........       68,000        266,437
The Fukushima Bank, Ltd. (b)..      175,478         90,608
The Higo Bank, Ltd. ..........       44,000        253,478
The Hokkoku Bank, Ltd. (a)....       53,000        188,347
The Hyakujushi Bank, Ltd.
  (a).........................       51,000        239,071
The Juroku Bank, Ltd. (a).....       62,000        205,892
The Kagoshima Bank, Ltd. (a)..       44,000        305,599
The Keiyo Bank, Ltd. .........       52,000        209,537
The Musashino Bank, Ltd. .....        6,900        212,372
The Nagano Bank, Ltd. ........      132,534        328,752
The Nanto Bank, Ltd. (a)......       48,000        261,456
The San-In Godo Bank, Ltd. ...       44,000        337,228
The Shikoku Bank, Ltd. (a)....       45,000        174,952
The Taiko Bank, Ltd. .........       85,000        174,699
The Tochigi Bank, Ltd. .......       44,846        217,487
The Tokushima Bank, Ltd. .....       45,305        246,776
The Tokyo Tomin Bank, Ltd.
  (a).........................        9,005        138,581
Tomato Bank, Ltd. ............      134,872        331,820
                                              ------------
                                                 5,724,692
                                              ------------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
Aeon Delight Co., Ltd. .......        3,700   $     46,377
Daiseki Co., Ltd. (a).........       12,193        206,282
MEITEC Corp. (a)..............       15,544        191,369
Moshi Moshi Hotline, Inc.
  (a).........................       13,272        234,346
Nippon Kanzai Co., Ltd. (a)...       13,952        175,866
Nissha Printing Co., Ltd.
  (a).........................        8,942        283,370
Okamura Corp. ................       38,884        176,763
Oyo Corp. ....................       32,560        368,224
Park24 Co., Ltd. (a)..........       31,085        209,919
                                              ------------
                                                 1,892,516
                                              ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Aiphone Co., Ltd. (a).........       19,406        320,453
Denki Kogyo Co., Ltd. ........       45,303        249,059
Epson Toyocom Corp. (a).......       45,705        130,956
Hitachi Kokusai Electric, Inc.
  (a).........................       36,634        190,273
                                              ------------
                                                   890,741
                                              ------------
COMPUTERS & PERIPHERALS -- 0.2%
Wacom Co., Ltd. (a)...........          131        136,876
                                              ------------
CONSTRUCTION & ENGINEERING -- 3.4%
Chiyoda Corp. (a).............       29,000        153,852
Chugai Ro Co., Ltd. ..........       75,522        173,570
COMSYS Holdings Corp. (a).....       18,000        150,167
Daimei Telecom Engineering
  Corp. ......................        6,229         57,705
Kinden Corp. .................       24,924        201,875
Kyowa Exeo Corp. (a)..........       44,676        361,859
Kyudenko Corp. ...............       75,657        483,341
Maeda Corp. (a)...............       90,158        312,180
Penta-Ocean Construction Co.,
  Ltd. .......................      118,000        135,000
Sanki Engineering Co., Ltd.
  (a).........................       46,196        251,630
Tokyu Construction Co., Ltd.
  (b).........................            2              5
Toyo Engineering Corp. (a)....       15,000         43,586
                                              ------------
                                                 2,324,770
                                              ------------
CONSTRUCTION MATERIALS -- 0.7%
Sumitomo Osaka Cement Co.,
  Ltd. (a)....................       90,000        206,844
Taiheiyo Cement Corp. (a).....      187,000        272,634
                                              ------------
                                                   479,478
                                              ------------
CONSUMER FINANCE -- 0.5%
Aeon Credit Service Co., Ltd.
  (a).........................       19,400        175,596
Aiful Corp. (a)...............       17,900         25,372
OMC Card, Inc. (b)............           62            107
Orient Corp. (a)(b)...........       87,000         80,156
Takefuji Corp. (a)............       18,790         87,700
                                              ------------
                                                   368,931
                                              ------------
CONTAINERS & PACKAGING -- 0.9%
Fuji Seal International, Inc.
  (a).........................       17,570        265,765
Rengo Co., Ltd. (a)...........       64,063        325,601
                                              ------------
                                                   591,366
                                              ------------
DISTRIBUTORS -- 0.8%
Canon Marketing Japan, Inc. ..       14,800        207,682
Yokohama Reito Co., Ltd. .....       55,580        325,816
                                              ------------
                                                   533,498
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Japan Securities Finance Co.,
  Ltd. (a)....................       35,519        162,905
Osaka Securities Exchange Co.,
  Ltd. (a)....................           62        197,732
Ricoh Leasing Co., Ltd. (a)...       13,167        218,361
                                              ------------
                                                   578,998
                                              ------------
ELECTRIC UTILITIES -- 0.3%
Japan Wind Dev Co. ...........           20         53,781
The Okinawa Electric Power
  Co., Inc. (a)...............        3,400        180,379
                                              ------------
                                                   234,160
                                              ------------
ELECTRICAL EQUIPMENT -- 2.2%
Daihen Corp. (a)..............       56,971        139,010
Fuji Electric Holdings Co.,
  Ltd. (a)....................      101,000        118,619
Fujikura, Ltd. (a)............       63,000        172,856
GS Yuasa Corp. (a)............      135,287        662,943
Shinko Electric Co., Ltd.
  (a).........................       88,826        195,153
SWCC Showa Holdings Co., Ltd.
  (b).........................      266,075        164,327
Toyo Tanso Co., Ltd. (a)......        1,800         66,701
                                              ------------
                                                 1,519,609
                                              ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.5%
Alps Electric Co., Ltd. (a)...       32,700        111,571
Arisawa Manufacturing Co.,
  Ltd. (a)....................       17,572         66,893
Dainippon Screen Manufacturing
  Co., Ltd. (a)(b)............       30,000         50,420
Enplas Corp. (a)..............       19,489        185,478
ESPEC Corp. ..................           31            141
Hakuto Co., Ltd. .............       27,211        163,371
Hitachi High-Technologies
  Corp. ......................       12,500        175,028
Horiba, Ltd. (a)..............       12,665        215,678
Hosiden Corp. (a).............       20,695        203,032
Japan Aviation Electronics
  Industry, Ltd. .............       25,971        127,002
Japan Cash Machine Co., Ltd.
  (a).........................       26,624        239,904
Koa Corp. (a).................       22,091         94,832
Mabuchi Motor Co., Ltd. (a)...        4,514        182,351
Nidec Sankyo Corp. ...........       30,917        124,895
Nihon Dempa Kogyo Co., Ltd.
  (a).........................        6,495         96,797
Nippon Ceramic Co., Ltd. (a)..       16,823        177,138
Nippon Chemi-Con Corp. (a)....       45,432         92,456
Oki Electric Industry Co.,
  Ltd. (a)(b).................      149,000         95,039
Ryosan Co., Ltd. .............        8,796        182,564
Ryoyo Electro Corp. (a).......       20,704        170,839
Star Micronics Co., Ltd. (a)..       15,869        145,564
Taiyo Yuden Co., Ltd. (a).....       19,000        143,120
Toko, Inc. (a)(b).............      122,739        155,334
Topcon Corp. .................       15,919         61,568
Yamatake Corp. (a)............       20,148        344,538
Yokogawa Electric Corp. (a)...       36,800        146,798
                                              ------------
                                                 3,752,351
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Shinko Plantech Co., Ltd. ....        8,986         55,224
                                              ------------
FOOD & STAPLES RETAILING -- 1.9%
Cawachi, Ltd. (a).............       13,535        206,101
Circle K Sunkus Co., Ltd.
  (a).........................       30,998        440,004
Izumiya Co., Ltd. ............       45,933        208,343


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Ministop Co., Ltd. ...........       20,894   $    325,986
Sugi Pharmacy Co., Ltd. (a)...        7,300        133,628
                                              ------------
                                                 1,314,062
                                              ------------
FOOD PRODUCTS -- 5.7%
Ariake Japan Co., Ltd. (a)....       15,764        207,963
Fujicco Co., Ltd. ............       44,657        513,621
Hokuto Corp. (a)..............       28,221        488,303
Kagome Co., Ltd. (a)..........       31,067        448,532
Marudai Food Co., Ltd. .......      132,417        315,055
Mitsui Sugar Co., Ltd. .......       63,497        171,648
Nakamuraya Co., Ltd. (a)......       79,952        419,309
Nichirei Corp. ...............       16,000         56,535
Nippon Suisan Kaisha, Ltd.
  (a).........................       77,575        201,851
Nosan Corp. (a)...............      126,463        279,123
Riken Vitamin Co., Ltd. ......       10,880        264,923
Snow Brand Milk Products Co.,
  Ltd. (a)....................      133,255        365,618
Yamazaki Baking Co., Ltd. ....       14,000        149,681
                                              ------------
                                                 3,882,162
                                              ------------
GAS UTILITIES -- 0.6%
Shizuoka Gas Co., Ltd. .......       66,319        371,983
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Fukuda Denshi Co., Ltd. ......       10,286        199,430
Miraca Holdings, Inc. (a).....       16,100        324,054
Nakanishi, Inc. ..............        1,947        109,996
Nihon Kohden Corp. (a)........        7,200         88,132
Paramount Bed Co., Ltd. (a)...       18,910        249,274
Sysmex Corp. (a)..............        9,005        286,278
                                              ------------
                                                 1,257,164
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
DOUTOR NICHIRES Holdings Co.,
  Ltd. (a)....................       23,775        305,943
McDonald's Holdings Co.
  (Japan), Ltd. (a)...........       31,800        542,181
MOS Food Services, Inc. ......       34,714        538,793
Nissin Healthcare Food Service
  Co., Ltd. ..................       22,708        219,562
Round One Corp. (a)...........       10,300         68,618
Tokyo Dome Corp. .............       62,085        169,717
Zensho Co., Ltd. (a)..........       31,046        148,048
                                              ------------
                                                 1,992,862
                                              ------------
HOUSEHOLD DURABLES -- 1.7%
Clarion Co., Ltd. (b).........       72,472         38,155
Daikyo, Inc. (a)(b)...........       88,352         55,460
France Bed Holdings Co., Ltd.
  (a).........................      174,734        231,752
Goldcrest Co., Ltd. (a).......        6,659        145,626
Haseko Corp. (a)(b)...........      195,000         90,817
Juki Corp. (a)................       44,450         35,103
JVC KENWOOD Holdings, Inc.
  (b).........................      178,115         63,116
Misawa Homes Holdings, Inc.
  (b).........................        9,466         22,043
Rinnai Corp. (a)..............       13,451        467,115
                                              ------------
                                                 1,149,187
                                              ------------
HOUSEHOLD PRODUCTS -- 0.3%
Lion Corp. (a)................       41,000        190,534
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries Co., Ltd.
  (a).........................       19,480        148,906
                                              ------------
INSURANCE -- 0.3%
Nissay Dowa General Insurance
  Co., Ltd. (a)...............       45,000        171,307
                                              ------------
INTERNET & CATALOG RETAIL -- 0.3%
Senshukai Co., Ltd. (a).......       33,024        232,709
                                              ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Access Co., Ltd. (a)(b).......           62        121,778
DeNA Co., Ltd. (a)............           59        191,748
eAccess, Ltd. (a).............          507        326,468
GMO Internet, Inc. (a)........        4,993         16,935
Gourmet Navigator, Inc. (a)...           26         51,989
Index Holdings(a)(b)..........          233          7,313
Kakaku.com, Inc. (a)..........           85        255,680
mixi, Inc. (a)(b).............           12         45,074
So-net Entertainment Corp.
  (a).........................           13         24,442
                                              ------------
                                                 1,041,427
                                              ------------
IT SERVICES -- 1.9%
CSK Holdings Corp. (a)(b).....        9,900         24,256
INES Corp. ...................       44,260        240,636
IT Holdings Corp. ............       16,337        187,569
Itochu Techno-Solutions Corp.
  (a).........................        9,800        201,914
Net One Systems Co., Ltd. ....          117        153,757
OBIC Co., Ltd. (a)............        2,201        274,094
Otsuka Corp. (a)..............        4,100        151,929
Trans Cosmos, Inc. (a)(b).....       17,567         86,794
                                              ------------
                                                 1,320,949
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Aruze Corp. (a)(b)............        5,400         26,516
Mars Engineering Corp. (a)....        2,858         81,599
Roland Corp. .................       11,376        121,166
                                              ------------
                                                   229,281
                                              ------------
MACHINERY -- 6.3%
Amano Corp. (a)...............       31,532        250,609
Asahi Diamond Industrial Co.,
  Ltd. (a)....................       44,942        190,197
CKD Corp. (a).................       26,705         86,520
Daifuku Co., Ltd. (a).........       23,181        123,920
Ebara Corp. (a)(b)............       77,476        169,432
Fuji Machine Manufacturing
  Co., Ltd. ..................       13,271        107,490
Furukawa Co., Ltd. ...........      133,280        110,651
Glory, Ltd. (a)...............       12,087        213,789
Hino Motors, Ltd. (a).........       43,998         95,774
Hitachi Zosen Corp. (a)(b)....      276,726        221,336
Kitz Corp. ...................       44,502        134,718
Komori Corp. .................       13,740        111,984
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .......................       43,640        148,015
Makino Milling Machine Co.,
  Ltd. (a)....................       43,739        116,909
Minebea Co., Ltd. (a).........       70,000        253,721
Mori Seiki Co., Ltd. (a)......        8,800         79,384
Nabtesco Corp. ...............       34,052        234,437
Nachi-Fujikoshi Corp. ........       83,418        127,530
Namura Shipbuilding Co.,
  Ltd. .......................        7,300         22,616
Nippon Sharyo, Ltd. (a).......       88,970        318,876
Nippon Thompson Co., Ltd. ....       44,511        149,617
OKUMA Corp. ..................       19,192         70,923
OSG Corp. (a).................       17,000        103,098
Ryobi, Ltd. (a)...............       45,723         79,623
Shima Seiki Manufacturing,
  Ltd. (a)....................        6,200        122,154


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Sintokogio, Ltd. .............       22,019   $    131,307
Tadano, Ltd. (a)..............       41,913        173,559
Takeuchi Manufacturing Co.,
  Ltd. (a)....................        2,500         15,744
Tocalo Co., Ltd. .............           36            327
Toshiba Machine Co., Ltd.
  (a).........................       45,009        132,152
Tsubakimoto Chain Co. ........       46,124        102,736
Union Tool Co. (a)............        4,632         97,311
                                              ------------
                                                 4,296,459
                                              ------------
MARINE -- 0.3%
Daiichi Chuo Kisen Kaisha
  (a).........................        9,000         18,862
Iino Kaiun Kaisha, Ltd. (a)...       35,206        155,410
                                              ------------
                                                   174,272
                                              ------------
MEDIA -- 2.3%
Avex Group Holdings, Inc.
  (a).........................       17,492        158,680
CyberAgent, Inc. .............           78         44,540
Daiichikosho Co., Ltd. .......       20,581        169,199
Hakuhodo DY Holdings, Inc.
  (a).........................        4,514        192,863
Kadokawa Group Holdings, Inc.
  (a).........................        8,987        190,167
Shochiku Co., Ltd. (a)........       45,243        305,529
Sky Perfect JSAT Corp. (a)....        1,013        388,708
Usen Corp. (a)(b).............       21,300         19,840
Zenrin Co., Ltd. (a)..........        8,924         95,411
                                              ------------
                                                 1,564,937
                                              ------------
METALS & MINING -- 4.7%
Daido Steel Co., Ltd. (a).....       49,000        120,553
Dowa Holdings Co., Ltd. ......       49,000        182,069
Godo Steel, Ltd. (a)..........       26,440         64,514
Hitachi Metals, Ltd. (a)......       29,000        202,298
Maruichi Steel Tube, Ltd.
  (a).........................       14,300        305,488
Mitsui Mining & Smelting Co.,
  Ltd. (a)(b).................      122,000        200,101
Nakayama Steel Works, Ltd. ...       90,212        175,364
Nippon Denko Co., Ltd. (a)....        9,000         26,698
Nippon Yakin Kogyo Co., Ltd.
  (a).........................       31,500         68,250
Nisshin Steel Co., Ltd. (a)...      130,000        217,171
OSAKA Titanium Technologies
  Co. (a).....................        4,600        118,761
Pacific Metals Co., Ltd. (a)..       27,759        120,850
Sanyo Special Steel Co., Ltd.
  (a).........................       45,750        107,925
Sumitomo Light Metal
  Industries, Ltd. (b)........      176,135        156,929
Toho Titanium Co., Ltd. (a)...        3,600         43,847
Toho Zinc Co., Ltd. (a).......       43,796        110,410
Tokyo Rope Manufacturing Co.,
  Ltd. (a)....................      161,654        369,888
Tokyo Steel Manufacturing Co.,
  Ltd. (a)....................       28,400        282,649
Yamato Kogyo Co., Ltd. (a)....       14,148        300,808
                                              ------------
                                                 3,174,573
                                              ------------
MULTILINE RETAIL -- 1.3%
Don Quijote Co., Ltd. (a).....       12,800        163,936
H2O Retailing Corp. (a).......       46,107        263,282
Matsuya Co., Ltd. (a).........       15,708        241,417
Parco Co., Ltd. (a)...........       26,525        181,811
                                              ------------
                                                   850,446
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ............       15,647        142,893
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.3%
Cosmo Oil Co., Ltd. (a).......      115,000        346,968
Itochu Enex Co, Ltd. .........       48,504        254,380
Japan Petroleum Exploration
  Co. (a).....................        7,225        290,404
                                              ------------
                                                   891,752
                                              ------------
PAPER & FOREST PRODUCTS -- 0.4%
Daio Paper Corp. (a)..........       15,940        140,566
Sumitomo Forestry Co., Ltd.
  (a).........................       14,500         95,864
                                              ------------
                                                   236,430
                                              ------------
PERSONAL PRODUCTS -- 0.9%
Aderans Holdings Co., Ltd.
  (a).........................       19,404        139,484
Mandom Corp. (a)..............       18,945        312,841
Milbon Co., Ltd. (a)..........        9,008        191,980
                                              ------------
                                                   644,305
                                              ------------
PHARMACEUTICALS -- 2.6%
Kaken Pharmaceutical Co.,
  Ltd. .......................       45,428        381,288
Mochida Pharmaceutical Co.,
  Ltd. .......................       45,483        448,521
Nichi-iko Pharmaceutical Co.,
  Ltd. (a)....................       11,365        319,882
Rohto Pharmaceutical Co., Ltd.
  (a).........................       35,493        320,540
Torii Pharmaceutical Co.,
  Ltd. .......................       21,400        294,881
                                              ------------
                                                 1,765,112
                                              ------------
PROFESSIONAL SERVICES -- 0.1%
Arrk Corp. (b)................       10,400          6,949
en-japan, Inc. (a)............           45         31,528
                                              ------------
                                                    38,477
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
Daibiru Corp. (a).............       25,626        204,707
Heiwa Real Estate Co., Ltd.
  (a).........................       64,255        138,567
K.K. DaVinci Holdings (a)(b)..          297         11,727
Kenedix, Inc. (a)(b)..........          149         14,497
Leopalace21 Corp. (a).........       24,700        145,544
Nomura Real Estate Holdings,
  Inc. (a)....................       12,600        189,440
Shoei Co., Ltd. (a)...........       10,298         57,449
Suruga Corp. (b)(c)(d)........       10,689              0
TOC Co., Ltd. ................        9,000         32,257
Tokyo Tatemono Co., Ltd. (a)..       45,000        115,268
                                              ------------
                                                   909,456
                                              ------------
ROAD & RAIL -- 0.3%
Sankyu, Inc. .................       84,830        223,305
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
Disco Corp. (a)...............        7,519        185,368
NEC Electronics Corp. (a)(b)..        8,400         50,857
Shinko Electric Industries
  Co., Ltd. (a)...............       14,800        140,553
SUMCO Corp. ..................          360          5,256
Tokyo Seimitsu Co., Ltd. (a)..        8,900         72,267
Ulvac, Inc. (a)...............        8,602        156,067
                                              ------------
                                                   610,368
                                              ------------
SOFTWARE -- 0.7%
DTS Corp. (a).................       17,732        114,719
Fuji Soft, Inc. (a)...........       17,474        267,143
NSD Co., Ltd. (a).............       17,678        111,863
                                              ------------
                                                   493,725
                                              ------------
SPECIALTY RETAIL -- 3.9%
ABC-Mart, Inc. ...............        5,100         97,694
Aoyama Trading Co., Ltd. .....       15,000        196,213


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------               ------         -----
Autobacs Seven Co., Ltd. (a)..       13,388   $    378,855
Chiyoda Co., Ltd. (a).........       17,513        244,334
Culture Convenience Club Co.,
  Ltd. (a)....................       43,828        299,523
EDION Corp. (a)...............       26,450         65,342
Gulliver International Co.,
  Ltd. (a)....................        3,563         53,533
Honeys Co., Ltd. .............        9,092         50,261
K's Holdings Corp. (a)........       13,502        180,583
Komeri Co., Ltd. (a)..........        5,730        109,704
Nishimatsuya Chain Co., Ltd.
  (a).........................       17,666        125,202
Point, Inc. (a)...............        5,591        253,030
Right On Co., Ltd. ...........        3,040         21,791
Sanrio Co., Ltd. (a)..........       17,705        136,413
Shimachu Co., Ltd. (a)........       12,200        204,671
United Arrows, Ltd. (a).......       17,729         93,159
Xebio Co., Ltd. (a)...........       11,461        166,513
                                              ------------
                                                 2,676,821
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.4%
Atsugi Co., Ltd. .............      309,470        394,788
Daidoh, Ltd. (a)..............       26,711        139,816
Daiwabo Co., Ltd. (a).........       24,635         52,877
Gunze, Ltd. (a)...............       89,348        255,099
Nisshinbo Industries, Inc. ...       28,000        263,076
Onward Kashiyama Co., Ltd.
  (a).........................       19,000        123,499
Sanyo Shokai, Ltd. ...........       45,516        144,239
Seiko Corp. (a)...............       44,649         86,342
The Japan Wool Textile Co.,
  Ltd. (a)....................       46,170        266,914
Toyobo Co., Ltd. (a)..........      160,000        205,730
Unitika, Ltd. (a)(b)..........      266,084        180,496
Wacoal Holdings Corp. (a).....       19,000        219,297
                                              ------------
                                                 2,332,173
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.5%
Hanwa Co., Ltd. ..............      131,032        330,333
Inaba Denki Sangyo Co.,
  Ltd. .......................       14,263        316,250
Inabata & Co., Ltd. (a).......       53,175        136,208
Iwatani Corp. (a).............      138,422        306,919
MISUMI Group, Inc. (a)........       22,133        265,990
Nagase & Co., Ltd. (a)........       18,000        138,686
Okaya & Co., Ltd. ............       22,605        208,267
                                              ------------
                                                 1,702,653
                                              ------------
TRANSPORTATION INFRASTRUCTURE -- 1.1%
Japan Airport Terminal Co.,
  Ltd. (a)....................       19,348        203,725
Mitsui-Soko Co., Ltd. (a).....       60,686        235,322
The Sumitomo Warehouse Co.,
  Ltd. (a)....................       73,563        284,510
                                              ------------
                                                   723,557
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $107,479,242).........                  67,329,161
                                              ------------
SHORT TERM INVESTMENTS -- 29.1%
UNITED STATES -- 29.1%
MONEY MARKET FUNDS -- 29.1%
State Street Navigator
  Securities Lending
  Prime Portfolio (e)(f)......   19,736,192     19,736,192
STIC Prime Portfolio..........      110,672        110,672
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $19,846,864)..........                  19,846,864
                                              ------------
TOTAL INVESTMENTS -- 127.8%
  (Cost $127,326,106).........                  87,176,025
                                              ------------
OTHER ASSETS AND
  LIABILITIES -- (27.8)%......                 (18,947,458)
                                              ------------
NET ASSETS -- 100.0%..........                $ 68,228,567
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Company has filed for insolvency.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 12.0%
ASX, Ltd. (a)..................         829   $    16,905
Australia & New Zealand Banking
  Group, Ltd. .................       1,785        19,533
Commonwealth Bank of
  Australia....................      60,725     1,465,324
Lend Lease Corp., Ltd. ........          28           126
Lion Nathan, Ltd. .............       3,314        18,605
Macquarie Group, Ltd. .........      55,438     1,041,921
National Australia Bank,
  Ltd. ........................       1,311        18,309
Orica, Ltd. ...................       1,922        19,751
Sims Metal Management, Ltd. ...       1,540        17,976
Wesfarmers, Ltd. (a)...........     106,103     1,389,629
                                              -----------
TOTAL AUSTRALIA................                 4,008,079
                                              -----------
AUSTRIA -- 1.3%
Telekom Austria AG.............       1,313        19,873
Voestalpine AG (a).............      30,336       396,730
                                              -----------
TOTAL AUSTRIA..................                   416,603
                                              -----------
BELGIUM -- 3.1%
Anheuser-Busch InBev NV........       2,878        79,269
Belgacom SA....................      17,742       555,923
KBC Groep NV...................      25,315       409,715
                                              -----------
TOTAL BELGIUM..................                 1,044,907
                                              -----------
BERMUDA -- 1.9%
Frontline, Ltd. (a)............      35,758       635,500
                                              -----------
CANADA -- 11.0%
ARC Energy Trust...............      73,412       825,641
Bank of Montreal (a)...........         813        21,318
Biovail Corp. .................      95,543     1,041,127
Canadian Oil Sands Trust.......      48,506       934,921
Enerplus Resources Fund........      48,856       807,697
Manitoba Telecom Services, Inc.
  (a)..........................         628        15,948
National Bank of Canada........         682        21,823
                                              -----------
TOTAL CANADA...................                 3,668,475
                                              -----------
CHINA -- 0.1%
Hong Kong Exchanges and
  Clearing, Ltd. ..............       2,400        22,668
                                              -----------
CZECH REPUBLIC -- 2.9%
Telefonica O2 Czech Republic
  AS...........................      49,073       969,230
                                              -----------
DENMARK -- 1.8%
Danske Bank A/S (a)(b).........      70,210       590,731
                                              -----------
FINLAND -- 8.8%
Kesko Oyj (Class B) (a)........      30,516       633,267
Kone Oyj (Class B).............         879        18,206
Metso Oyj......................      99,450     1,175,154
Neste Oil Oyj (a)..............       5,486        72,984
Outokumpu Oyj (a)..............      92,958     1,007,110
Pohjola Bank PLC...............       1,418         8,359
                                              -----------
TOTAL FINLAND..................                 2,915,080
                                              -----------
FRANCE -- 12.6%
AXA............................         901        10,826
BNP Paribas....................       5,260       217,333
Credit Agricole SA.............      53,653       592,106
Fonciere des Regions (a).......         285        13,378
Gecina SA REIT (a).............       9,287       356,101
Lafarge SA (a).................       1,145        51,520
M6-Metropole Television (a)....      33,165       541,168
PagesJaunes Groupe (a).........     112,553       951,463
Renault SA (a).................      46,545       956,939
Societe Television Francaise 1
  (a)..........................      56,315       441,215
Vallourec SA...................         521        48,290
                                              -----------
TOTAL FRANCE...................                 4,180,339
                                              -----------
GERMANY -- 5.8%
Deutsche Bank AG...............      26,206     1,054,250
Deutsche Lufthansa AG (a)......      77,670       842,511
Deutsche Postbank AG (a).......       1,491        23,656
Hannover Rueckversicherung AG..         619        19,724
                                              -----------
TOTAL GERMANY..................                 1,940,141
                                              -----------
HUNGARY -- 0.0% (C)
MOL Hungarian Oil and Gas
  NyRt. .......................         370        16,489
                                              -----------
ISRAEL -- 0.1%
Israel Chemicals, Ltd. ........       2,689        21,805
Partner Communications Company,
  Ltd. ........................       1,153        17,178
                                              -----------
TOTAL ISRAEL...................                    38,983
                                              -----------
ITALY -- 8.6%
Alleanza Assicurazioni SpA.....      13,099        73,827
Banca Popolare di Milano
  Scarl........................      34,596       172,249
Bulgari SpA....................       3,187        14,006
Enel SpA.......................     188,176       902,552
Eni SpA........................      27,935       542,246
Fondiaria -- Sai SpA...........       1,669        19,500
Mediaset SpA...................     202,634       903,293
Mediobanca SpA.................      11,579        98,236
Unione di Banche Italiane
  ScpA.........................      11,131       122,589
                                              -----------
TOTAL ITALY....................                 2,848,498
                                              -----------
JAPAN -- 0.3%
NISSAN MOTOR CO., Ltd. ADR.....      12,599        91,343
                                              -----------
NETHERLANDS -- 0.2%
Corio NV (a)...................         413        17,075
Koninklijke Boskalis
  Westminster NV (a)...........         834        16,754
Randstad Holding NV............         960        16,289
Wereldhave NV..................         221        15,453
                                              -----------
TOTAL NETHERLANDS..............                    65,571
                                              -----------
PORTUGAL -- 1.9%
Banco Espirito Santo SA (a)....       2,065         8,033
Portugal Telecom, SGPS SA......      82,775       640,719
                                              -----------
TOTAL PORTUGAL.................                   648,752
                                              -----------
RUSSIA -- 0.2%
Mobile TeleSystems ADR.........       1,896        56,728
Vimpel-Communications ADR......       2,602        17,017
                                              -----------
TOTAL RUSSIA...................                    73,745
                                              -----------
SINGAPORE -- 1.7%
DBS Group Holdings, Ltd. ......       3,000        16,675
Singapore Airlines, Ltd. ......      83,000       545,981
                                              -----------
TOTAL SINGAPORE................                   562,656
                                              -----------
SOUTH AFRICA -- 3.9%
ABSA Group, Ltd. ..............       1,626        16,448
Anglo Platinum, Ltd. ..........      21,536     1,077,932
Impala Platinum Holdings,
  Ltd. ........................      10,501       174,741
Nedbank Group, Ltd. ...........       1,832        16,374


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------                ------       -----
Remgro, Ltd. ..................       2,310   $    16,396
                                              -----------
TOTAL SOUTH AFRICA.............                 1,301,891
                                              -----------
SOUTH KOREA -- 0.1%
KB Financial Group, Inc., ADR
  (b)..........................         717        17,387
                                              -----------
SPAIN -- 2.7%
Banco Bilbao Vizcaya Argentaria
  SA...........................       3,356        27,225
Banco Popular Espanol SA.......       2,272        14,389
Banco Santander SA.............       7,946        54,754
Fomento de Construcciones y
  Contratas SA.................       1,905        58,299
Gestevision Telecinco SA (a)...     105,007       727,761
Sacyr Vallehermoso SA..........       3,869        29,794
                                              -----------
TOTAL SPAIN....................                   912,222
                                              -----------
SWEDEN -- 7.5%
Nordea Bank AB (a).............      27,386       135,815
Ratos AB (Class B).............       1,136        17,210
Sandvik AB (a).................      14,711        83,811
Scania AB (Class B)............       1,991        16,136
Skandinaviska Enskilda Banken
  AB (Class A) (a).............     134,358       420,920
SKF AB (Class B) (a)...........       2,001        17,245
SSAB Svenskt Stal AB (a)(b)....       2,229        18,873
Svenska Cellulosa AB (Class
  B)...........................       2,214        16,738
Svenska Handelsbanken AB (Class
  A)...........................       1,780        25,083
Swedbank AB (Class A) (a)......     128,632       427,876
Volvo AB (Class B) (a).........     250,058     1,321,778
                                              -----------
TOTAL SWEDEN...................                 2,501,485
                                              -----------
TAIWAN -- 0.1%
AU Optronics Corp. ADR.........       2,417        20,279
Chunghwa Telecom Co., Ltd.
  ADR..........................         748        13,636
                                              -----------
TOTAL TAIWAN...................                    33,915
                                              -----------
THAILAND -- 0.1%
PTT PCL........................       3,900        16,770
Siam Cement PCL................          95           263
                                              -----------
TOTAL THAILAND.................                    17,033
                                              -----------
TURKEY -- 3.3%
Tupras-Turkiye Petrol
  Rafinerileri AS..............     108,556     1,083,581
                                              -----------
UNITED KINGDOM -- 7.2%
Barclays PLC ADR...............     125,128     1,063,588
HSBC Holdings PLC..............          35           198
Next PLC (a)...................      20,963       397,827
Tate & Lyle PLC................      97,381       363,609
United Utilities Group PLC.....      84,523       585,765
                                              -----------
TOTAL UNITED KINGDOM...........                 2,410,987
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $40,975,431)...........                33,016,291
                                              -----------
RIGHTS -- 0.1%
FINLAND -- 0.0% (C)
Pohjola Bank PLC
  (expiring 4/24/09) (b).......       1,418         1,926
                                              -----------
PORTUGAL -- 0.0% (C)
Banco Espirito Santo, S.A.
  (expiring 4/7/09) (a)(b).....       1,032         1,644
                                              -----------
SWEDEN -- 0.1%
Nordea Bank AB (expiring
  4/3/09) (a)(b)...............     213,246        24,246
                                              -----------
TOTAL RIGHTS --
  (Cost $31,728)...............                    27,816
                                              -----------
SHORT TERM INVESTMENTS -- 15.7%
UNITED STATES -- 15.7%
MONEY MARKET FUNDS -- 15.7%
State Street Navigator
  Securities Lending
  Prime Portfolio (d)(e).......   5,091,391     5,091,391
STIC Prime Portfolio...........     131,671       131,671
                                              -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,223,062)............                 5,223,062
                                              -----------
TOTAL INVESTMENTS -- 115.0%
  (Cost $46,230,221)...........                38,267,169
                                              -----------
OTHER ASSETS AND
  LIABILITIES -- (15.0)%.......                (5,003,263)
                                              -----------
NET ASSETS -- 100.0%...........               $33,263,906
                                              ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.5%
AUSTRALIA -- 6.4%
Amcor, Ltd. ...................  5,831       $    18,028
Aquila Resources, Ltd. (a)(b)..  1,030             2,025
Aristocrat Leisure, Ltd. (b)...  3,597             8,522
Arrow Energy, Ltd. (a)(b)......  4,652             8,824
Asciano Group..................  4,026             2,546
Bendigo and Adelaide Bank, Ltd.
  (b)..........................  1,884            10,721
Boral, Ltd. (b)................  12,259           30,748
Caltex Australia, Ltd. ........  1,400             8,667
CFS Retail Property Trust (b)..  52,418           59,365
Cochlear, Ltd. ................  888              30,911
Computershare, Ltd. ...........  2,616            15,958
CSR, Ltd. (b)..................  19,620           16,358
Dexus Property Group...........  62,075           32,347
Felix Resources, Ltd. .........  676               4,110
GPT Group......................  8,906             2,692
Harvey Norman Holdings, Ltd.
  (b)..........................  13,722           24,502
Macquarie Airports.............  7,573             9,550
Metcash, Ltd. .................  19,521           55,067
Mirvac Group (b)...............  20,597           12,164
OneSteel, Ltd. ................  67                  105
OZ Minerals, Ltd. .............  305                 117
Paladin Energy, Ltd. (a)(b)....  6,559            15,494
Sonic Healthcare, Ltd. ........  5,895            45,341
TABCORP Holdings, Ltd. ........  3,391            15,314
Tatts Group, Ltd. (b)..........  8,952            17,229
Toll Holdings, Ltd. (b)........  5,264            22,859
                                             -----------
TOTAL AUSTRALIA................                  469,564
                                             -----------
AUSTRIA -- 0.6%
Andritz AG (b).................  1,260            38,744
Wienerberger AG................  516               4,063
                                             -----------
TOTAL AUSTRIA..................                   42,807
                                             -----------
BELGIUM -- 0.4%
Ackermans & Van Haaren NV......  613              29,446
                                             -----------
BERMUDA -- 0.2%
Frontline, Ltd. (b)............  806              14,324
                                             -----------
CANADA -- 7.6%
Alimentation Couche-Tard, Inc.
  (Class B)....................  3,023            31,764
Canadian Tire Corp., Ltd.
  (Class A) (b)................  449              15,631
Eldorado Gold Corp. (a)(b).....  2,073            18,783
Equinox Minerals, Ltd. (a)(b)..  6,250             9,190
Fairfax Financial Holdings,
  Ltd. ........................  96               24,875
Finning International, Inc. ...  3,225            32,297
First Quantum Minerals, Ltd. ..  398              11,230
Fortis, Inc. ..................  3,023            53,197
Franco-Nevada Corp. (b)........  748              16,183
Gildan Activewear, Inc.
  (a)(b).......................  1,814            14,793
Inmet Mining Corp. ............  605              15,013
Ivanhoe Mines, Ltd. (a)(b).....  1,956            12,095
Methanex Corp. ................  1,814            14,202
Metro, Inc. ...................  2,620            78,924
Niko Resources, Ltd. ..........  605              28,217
Oilexco, Inc. (a)..............  2,419               202
Onex Corp. ....................  2,217            27,278
OPTI Canada, Inc. (a)(b).......  3,426             2,696
Pan American Silver Corp.
  (a)(b).......................  1,209            21,400
Petrobank Energy & Resources,
  Ltd. (a).....................  806              15,023
Sherritt International Corp.
  (b)..........................  4,033             9,456
Silver Wheaton Corp. (a)(b)....  1,692            13,919
Sino-Forest Corp. (a)(b).......  1,814            12,673
Thompson Creek Metals Co., Inc.
  (a)..........................  915               3,614
TMX Group, Inc. (b)............  1,209            34,353
Trican Well Service, Ltd. (b)..  2,217            11,348
UTS Energy Corp. (a)(b)........  5,444             7,356
Viterra, Inc. (a)..............  2,419            16,881
                                             -----------
TOTAL CANADA...................                  552,593
                                             -----------
CHINA -- 4.1%
Chinese Estates Holdings,
  Ltd. ........................  21,123           25,620
Hengan International Group Co.,
  Ltd. ........................  13,000           52,252
Hopewell Highway
  Infrastructure, Ltd. ........  1,900             1,071
Hopewell Holdings..............  19,000           49,890
NWS Holdings, Ltd. ............  13,234           17,828
Pacific Basin Shipping, Ltd. ..  29,000           13,209
PCCW, Ltd. ....................  47,000           24,137
Television Broadcasts, Ltd. ...  13,000           41,516
The Link REIT..................  38,926           76,948
                                             -----------
TOTAL CHINA....................                  302,471
                                             -----------
DENMARK -- 1.4%
D/S Norden A/S.................  328               9,165
DSV A/S (b)....................  3,426            25,100
Genmab A/S (a).................  296              11,186
Jyske Bank A/S (a).............  1,169            26,673
Rockwool International A/S
  (b)..........................  131               7,963
Sydbank A/S (a)................  1,915            24,408
                                             -----------
TOTAL DENMARK..................                  104,495
                                             -----------
FINLAND -- 1.6%
Elisa Oyj (b)..................  2,217            32,349
Kesko Oyj (Class B) (b)........  559              11,600
Orion Oyj (Class B) (b)........  2,456            35,543
Outokumpu Oyj (b)..............  793               8,592
Outotec Oyj (b)................  859              14,758
YIT Oyj (b)....................  2,259            15,146
                                             -----------
TOTAL FINLAND..................                  117,988
                                             -----------
FRANCE -- 4.0%
Atos Origin SA (b).............  1,069            27,435
Bourbon SA (b).................  1,199            39,145
Groupe Eurotunnel SA (a).......  1,541             8,184
Neopost SA.....................  760              58,934
Nexans SA......................  453              17,189
SCOR SE........................  2,945            60,587
UbiSoft Entertainment SA (a)...  865              15,803
Valeo SA (b)...................  1,621            23,685
Zodiac SA (b)..................  1,535            38,906
                                             -----------
TOTAL FRANCE...................                  289,868
                                             -----------
GERMANY -- 2.6%
Bilfinger Berger AG............  729              27,556
IVG Immobilien AG (b)..........  1,589             9,578
Kloeckner & Co. AG.............  987               9,737
Lanxess AG.....................  1,478            25,177
Nordex AG (a)..................  768               9,891
Premiere AG (a)(b).............  705               1,938
Rhoen-Klinikum AG..............  1,816            33,755
SGL Carbon AG (a)..............  878              20,925


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Stada Arzneimittel AG..........  863         $    14,116
Symrise AG.....................  1,734            20,513
United Internet AG (b).........  2,259            18,865
                                             -----------
TOTAL GERMANY..................                  192,051
                                             -----------
GREECE -- 0.4%
Alapis Holding Industrial and
  Commercial SA................  3,212             2,260
Intralot SA....................  1,665             8,179
Titan Cement Co. SA............  895              19,013
                                             -----------
TOTAL GREECE...................                   29,452
                                             -----------
IRELAND -- 0.8%
Dragon Oil PLC (a).............  2,596             6,980
Irish Life & Permanent PLC
  (c)..........................  1,505             2,238
Irish Life & Permanent PLC
  (c)..........................  1,655             2,417
Kerry Group PLC (Class A)......  2,228            45,111
                                             -----------
TOTAL IRELAND..................                   56,746
                                             -----------
ITALY -- 2.5%
Banca Popolare di Milano
  Scarl........................  4,396            21,887
Davide Campari-Milano SpA (b)..  9,771            62,011
Milano Assicurazio.............  6,261            16,127
Parmalat SpA...................  14,157           29,153
Saras SpA......................  4,711            12,334
Societa Cattolica di
  Assicurazioni Scrl...........  1,797            42,158
                                             -----------
TOTAL ITALY....................                  183,670
                                             -----------
JAPAN -- 31.8%
Acom Co., Ltd. ................  10                  281
Advantest Corp. (b)............  1,100            16,271
Alfresa Holdings Corp. ........  600              21,748
Amada Co., Ltd. ...............  8,000            41,956
Benesse Corp. .................  1,500            54,976
Casio Computer Co., Ltd. (b)...  3,800            26,662
Cosmo Oil Co., Ltd. (b)........  19,000           57,325
Credit Saison Co., Ltd. (b)....  2,500            24,172
Daido Steel Co., Ltd. (b)......  6,000            14,762
Elpida Memory, Inc. (a)(b).....  800               5,508
Fuji Heavy Industries, Ltd.
  (b)..........................  17,000           55,422
Fukuoka Financial Group, Inc.
  (b)..........................  13,000           39,354
Hirose Electric Co., Ltd. (b)..  600              57,467
Hokkaido Electric Power Co.,
  Inc. (b).....................  1,500            30,070
Hokuhoku Financial Group, Inc.
  (b)..........................  19,000           34,434
Ibiden Co., Ltd. (b)...........  800              19,156
Idemitsu Kosan Co., Ltd. (b)...  600              44,831
Isetan Mitsukoshi Holdings,
  Ltd. (b).....................  4,600            35,256
J Front Retailing Co., Ltd.
  (b)..........................  10,000           34,423
Japan Real Estate Investment
  Corp. (b)....................  8                61,233
Kajima Corp. (b)...............  17,000           41,652
Keihin Electric Express Railway
  Co., Ltd. (b)................  13,000           93,713
Konami Corp. (b)...............  1,700            25,439
Kuraray Co., Ltd. (b)..........  7,500            63,405
Kurita Water Industries, Ltd.
  (b)..........................  1,300            24,915
Marui Group Co., Ltd. (b)......  7,300            38,654
Mediceo Paltac Holdings Co.,
  Ltd. (b).....................  3,100            32,987
Minebea Co., Ltd. .............  8,000            28,997
Mitsubishi Gas Chemical Co.,
  Inc. (b).....................  8,000            34,018
Mitsui Chemicals, Inc. (b).....  6,000            14,519
Mitsui Engineering &
  Shipbuilding Co., Ltd. (b)...  15,000           24,906
Namco Bandai Holdings, Inc.
  (b)..........................  3,800            37,819
NGK Insulators, Ltd. ..........  1,000            15,237
NGK Spark Plug Co., Ltd. (b)...  4,000            33,735
Nippon Sheet Glass Co., Ltd.
  (b)..........................  13,000           31,852
Nisshin Steel Co., Ltd. (b)....  15,000           25,058
Nitto Denko Corp. (b)..........  1,400            28,420
NTN Corp. (b)..................  10,000           28,045
Obayashi Corp. (b).............  15,000           72,593
Promise Co., Ltd. (b)..........  1,250            19,515
Sanyo Electric Co., Ltd. (b)...  25,000           36,955
SBI Holdings, Inc. (b).........  140              14,444
Shimano, Inc. (b)..............  1,500            45,029
Shimizu Corp. (b)..............  10,000           41,409
Showa Denko K.K. (b)...........  21,000           25,726
Showa Shell Sekiyu K.K.........  7,600            68,944
Sojitz Corp. (b)...............  9,200            10,898
Stanley Electric Co., Ltd.
  (b)..........................  2,900            32,121
Suzuken Co., Ltd. (b)..........  700              18,249
Taisei Corp. (b)...............  21,000           39,972
Takashimaya Co., Ltd. (b)......  6,000            34,322
The Bank of Kyoto, Ltd. (b)....  6,000            50,542
The Furukawa Electric Co., Ltd.
  (b)..........................  15,000           42,219
The Gunma Bank, Ltd. ..........  10,000           53,660
The Hachijuni Bank, Ltd. ......  13,000           75,154
The Joyo Bank, Ltd. (b)........  13,000           59,755
THK Co., Ltd. (b)..............  2,700            36,139
Tobu Railway Co., Ltd. (b).....  21,000          106,095
Trend Micro, Inc. (b)..........  1,000            28,045
Ube Industries, Ltd. (b).......  17,000           30,637
Yamaguchi Financial Group,
  Inc. ........................  1,000             9,385
Yamaha Corp. (b)...............  3,100            30,036
Yaskawa Electric Corp. (b).....  4,000            17,212
Yokogawa Electric Corp. (b)....  5,700            22,738
                                             -----------
TOTAL JAPAN....................                2,320,472
                                             -----------
LUXEMBOURG -- 0.4%
Acergy SA (b)..................  1,397             8,710
Oriflame Cosmetics SA (b)......  705              21,916
                                             -----------
TOTAL LUXEMBOURG...............                   30,626
                                             -----------
NETHERLANDS -- 3.1%
Chicago Bridge & Iron Co. NV...  1,209             7,580
Core Laboratories NV...........  403              29,483
Gemalto NV (a)(b)..............  1,598            45,616
Koninklijke BAM Groep NV.......  2,072            18,407
Koninklijke Boskalis
  Westminster NV (a)...........  894              17,959
Qiagen NV (a)(b)...............  1,643            26,264
Randstad Holding NV (b)........  783              13,286
SBM Offshore NV (b)............  1,413            18,817
TomTom NV (a)(b)...............  399               1,902
Wereldhave NV..................  716              50,065
                                             -----------
TOTAL NETHERLANDS..............                  229,379
                                             -----------
NORWAY -- 0.8%
Marine Harvest (a)(b)..........  18,735            5,882
Petroleum Geo-Services ASA
  (a)(b).......................  2,074             8,662
ProSafe SE (a)(b)..............  4,537            16,160
Storebrand ASA (b).............  6,452            19,971


See accompanying notes to financial statements.

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MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Subsea 7, Inc. (a)(b)..........  1,463       $     9,339
                                             -----------
TOTAL NORWAY...................                   60,014
                                             -----------
PORTUGAL -- 0.5%
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia
  SGPS SA......................  6,920            36,843
                                             -----------
SINGAPORE -- 2.4%
CapitaMall Trust (b)...........  29,000           25,181
Fraser and Neave, Ltd. ........  27,000           44,935
Singapore Press Holdings, Ltd.
  (b)..........................  42,000           69,899
Venture Corp., Ltd. ...........  10,000           33,153
                                             -----------
TOTAL SINGAPORE................                  173,168
                                             -----------
SOUTH KOREA -- 2.6%
Cheil Industries, Inc. ........  520              14,191
CJ CheilJedang Corp. ..........  58                6,038
Daewoo Engineering &
  Construction Co., Ltd. ......  640               4,456
Doosan Corp. ..................  96                6,940
GS Holdings Corp. .............  230               4,922
Hanjin Heavy Industries &
  Construction Co., Ltd. ......  101               2,063
Hanjin Shipping Co., Ltd. .....  500               6,723
Hanwha Corp. ..................  310               6,611
Hyundai Development Co. .......  270               6,568
Hyundai Mipo Dockyard Co.,
  Ltd. ........................  46                4,307
Hyundai Securities Co., Ltd.
  (a)..........................  1,000             8,241
KCC Corp. .....................  43                9,404
Kia Motors Corp. (a)...........  716               4,415
Korea Express Co., Ltd. (a)....  110               8,072
Korea Investment Holdings Co.,
  Ltd. (a).....................  327               7,021
Korea Line Corp. ..............  29                1,226
Korea Zinc Co., Ltd. ..........  52                4,248
Mirae Asset Securities Co.,
  Ltd. (a).....................  151               7,761
Samsung Digital Imaging Co.,
  Ltd. (a).....................  107               2,266
Samsung Electro-Mechanics Co.,
  Ltd. ........................  539              19,016
Samsung Engineering Co.,
  Ltd. ........................  202               8,441
Samsung SDI Co., Ltd. .........  289              13,685
Samsung Securities Co., Ltd.
  (b)..........................  205               8,566
Samsung Techwin Co., Ltd. .....  238               7,777
STX Corp Co., Ltd. ............  90                1,321
STX Shipbuilding Co., Ltd. ....  260               2,481
Woori Investment & Securities
  Co., Ltd. (a)................  900              10,996
                                             -----------
TOTAL SOUTH KOREA..............                  187,756
                                             -----------
SPAIN -- 2.7%
Banco Santander SA.............  609               3,991
Bolsas y Mercados Espanoles....  1,088            25,149
Ebro Puleva SA (b).............  5,079            59,612
Indra Sistemas, SA.............  3,756            72,409
SOS Cuetara SA.................  5,066            33,967
                                             -----------
TOTAL SPAIN....................                  195,128
                                             -----------
SWEDEN -- 1.6%
Electrolux AB (b)..............  2,247            17,531
Getinge AB (Class B) (b).......  3,395            32,750
Husqvarna AB (Class B) (b).....  2,376             9,570
Kinnevik Investment AB (Class
  B) (b).......................  1,587            12,141
Lundin Petroleum AB (a)(b).....  3,475            18,789
Meda AB (Class A)..............  1,421             8,388
Modern Times Group AB (Class B)
  (b)..........................  804              13,639
                                             -----------
TOTAL SWEDEN...................                  112,808
                                             -----------
SWITZERLAND -- 4.9%
Aryzta AG (a)..................  693              16,578
Baloise Holding AG.............  494              31,650
Banque Cantonale Vaudoise......  31               10,299
Basellandschaftliche
  Kantonalbank.................  103              84,244
Clariant AG (a)................  2,227             8,637
EFG International AG (b).......  585               4,368
Nobel Biocare Holding AG.......  1,092            18,651
OC Oerlikon Corp AG (a)(b).....  47                1,505
Panalpina Welttransport Holding
  AG...........................  141               6,932
Petroplus Holdings AG (a)(b)...  750              10,560
PSP Swiss Property AG..........  1,856            78,350
Sika AG........................  44               32,699
Sonova Holding AG (b)..........  388              23,477
Straumann Holding AG (b).......  62                9,619
Sulzer AG......................  424              21,889
                                             -----------
TOTAL SWITZERLAND..............                  359,458
                                             -----------
UNITED KINGDOM -- 15.0%
Admiral Group PLC..............  2,811            34,389
Aggreko PLC (b)................  4,690            33,058
Autonomy Corp. PLC (a).........  2,389            44,687
Babcock International Group
  PLC..........................  4,449            27,389
Balfour Beatty PLC.............  7,214            33,916
Bunzl PLC......................  2,899            22,709
Charter International PLC......  2,332            15,242
Cobham PLC.....................  19,325           47,588
Cookson Group PLC (b)..........  3,701               862
Dana Petroleum PLC (a).........  673              10,717
De La Rue PLC..................  1,881            26,206
Drax Group PLC.................  5,706            42,243
easyJet PLC (a)................  1,483             5,941
FirstGroup PLC.................  4,738            18,167
Friends Provident PLC..........  14,976           14,876
GKN PLC........................  3,977             3,891
Hays PLC.......................  24,076           25,106
Home Retail Group PLC..........  5,523            17,792
Inchcape PLC (b)...............  8,438             9,101
Informa PLC....................  7,699            28,968
Inmarsat PLC...................  7,193            50,442
Intercontinental Hotels Group
  PLC..........................  1,584            12,056
Intermediate Capital Group PLC
  (b)..........................  1,919             8,272
Intertek Group PLC.............  2,990            37,950
Invensys PLC (a)...............  6,126            14,602
Investec PLC...................  7,472            31,273
ITV PLC........................  23,361            6,362
Logica PLC.....................  23,119           21,125
London Stock Exchange Group PLC
  (b)..........................  1,590            12,888
Next PLC (b)...................  1,029            19,528
Pennon Group PLC...............  6,177            35,858
Petrofac, Ltd. ................  1,552            11,901
Randgold Resources, Ltd. ......  637              33,646
Rentokil Initial PLC (b).......  11,152            7,113
Rexam PLC......................  5,304            20,527
Serco Group PLC................  8,063            42,270
Signet Jewelers, Ltd. .........  1,100            12,595
SOCO International PLC (a).....  392               6,630


See accompanying notes to financial statements.

                                       151

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tate & Lyle PLC................  3,343       $    12,482
Thomas Cook Group PLC (b)......  2,862             9,845
Thomson Reuters PLC............  1,503            33,608
Tomkins PLC....................  17,656           30,685
Tui Travel PLC.................  14,749           48,359
United Business Media PLC......  4,371            26,674
Venture Production PLC (b).....  1,068            12,231
Virgin Media, Inc. ............  1,845             8,856
William Hill PLC (b)...........  7,375            17,997
Willis Group Holdings, Ltd.
  (a)..........................  1,400            30,800
Wolseley PLC (a)(b)............  4,684            15,492
                                             -----------
TOTAL UNITED KINGDOM...........                1,094,915
                                             -----------
UNITED STATES -- 0.1%
WABCO Holdings, Inc. ..........  334               4,112
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $10,302,173)...........                7,190,154
                                             -----------
PREFERRED STOCK -- 0.2%
ITALY -- 0.1%
Istituto Finanziario
  Industriale SpA (a)..........  1,211             8,103
                                             -----------
SOUTH KOREA -- 0.1%
Daewoo Securities Co., Ltd.
  (a)..........................  790               3,764
                                             -----------
TOTAL PREFERRED STOCK --
  (Cost $14,417)...............                   11,867
                                             -----------
RIGHTS -- 0.1%
SWEDEN -- 0.0% (D)
Husqvarna AB (expired 3/30/09)
  (a)(e).......................  1,188             1,128
                                             -----------
UNITED KINGDOM -- 0.1%
William Hill PLC (expiring
  4/7/09) (a)..................  7,375             6,766
                                             -----------
TOTAL RIGHTS --
  (Cost $13,303)...............                    7,894
                                             -----------
SHORT TERM INVESTMENTS -- 22.2%
UNITED STATES -- 22.2%
MONEY MARKET FUNDS -- 22.2%
State Street Navigator
  Securities Lending
  Prime Portfolio (f)(g).......  1,613,247     1,613,247
STIC Prime Portfolio...........  4,837             4,837
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,618,084)............                1,618,084
                                             -----------
TOTAL INVESTMENTS -- 121.0%
  (Cost $11,947,977)...........                8,827,999
OTHER ASSETS AND
  LIABILITIES -- (21.0)%.......               (1,532,113)
                                             -----------
NET ASSETS -- 100.0%...........              $ 7,295,886
                                             ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Amount shown represents less than 0.05% of net assets.
(e) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt



See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.2%
ARGENTINA -- 0.8%
Banco Macro SA ADR.............  3,523       $   35,794
MercadoLibre, Inc. (a).........  1,191           22,093
                                             ----------
TOTAL ARGENTINA................                  57,887
                                             ----------
BRAZIL -- 8.6%
B2W Companhia Global Do
  Varejo.......................  1,896           17,764
Banco do Estado do Rio Grande
  do Sul SA Preference Shares..  9,097           27,620
BR Malls Participacoes SA (a)..  6,128           38,329
Braskem SA Preference Shares
  (a)..........................  5,000           10,446
Centrais Eletricas de Santa
  Catarina SA Preference
  Shares.......................  2,606           35,441
Companiha de Tecidos Norte de
  Minas Preference Shares (a)..  11,687          15,483
Confab Industrial SA Preference
  Shares.......................  20,110          34,940
Cyrela Brazil Realty SA........  5,000           19,937
Diagnosticos da America SA
  (a)..........................  3,330           35,871
Eternit SA.....................  13,811          35,093
Lojas Renner SA................  3,100           19,188
Lupatech SA (a)................  2,291           24,480
Marcopolo SA Preference
  Shares.......................  18,967          27,187
NET Servicos de Comunicacao SA
  Preference Shares (a)........  4,241           31,482
PDG Realty SA Empreendimentos e
  Participacoes................  4,601           25,860
Randon SA Implementos e
  Participacoes Preference
  Shares.......................  8,484           20,378
Sao Martinho SA (a)............  3,947           19,716
Suzano Papel e Celulose SA
  (a)..........................  6,400           29,189
Tam SA Preference Shares.......  1,552            8,561
Telemig Celular Participacoes
  SA Preference Shares.........  2,496           43,475
Terna Participacoes SA.........  3,605           35,091
Totvs SA.......................  2,120           37,524
Ultrapar Participacoes SA
  Preference Shares............  2,000           48,335
                                             ----------
TOTAL BRAZIL...................                 641,390
                                             ----------
CHILE -- 2.8%
Almendral SA...................  483,345         39,182
Companiha SudAmericana de
  Vapores SA...................  33,723          17,723
La Polar SA....................  16,991          37,323
Masisa SA......................  583,532         50,110
Vina Concha Y Toro SA..........  41,363          68,909
                                             ----------
TOTAL CHILE....................                 213,247
                                             ----------
CHINA -- 13.7%
Anhui Expressway Co., Ltd. ....  98,000          43,879
Brilliance China Automotive
  Holdings, Ltd. (a)...........  282,000         17,830
Chaoda Modern Agriculture
  Holdings, Ltd. ..............  81,120          48,463
China Everbright, Ltd. ........  28,000          43,499
China Green Holdings, Ltd. ....  45,000          26,535
China Hongxing Sports, Ltd. ...  113,000          7,062
China Huiyuan Juice Group,
  Ltd. ........................  56,400          35,950
China Medical Technologies,
  Inc. ADR.....................  1,063           14,637
China Mengniu Dairy Co.,
  Ltd. ........................  36,000          50,353
China Power International
  Development, Ltd. ...........  248,000         49,280
China Yurun Food Group, Ltd. ..  34,000          43,344
CNPC Hong Kong, Ltd. ..........  80,000          33,858
Great Wall Motor Co., Ltd. ....  40,000          16,258
Home Inns & Hotels Management,
  Inc. ADR (a).................  2,808           27,715
Huangshan Tourism Development
  Co., Ltd. ...................  29,900          32,083
Inner Mongolia Eerduosi
  Cashmere Products Co.,
  Ltd. ........................  59,900          43,368
Inner Mongolia Yitai Coal Co.,
  Ltd. ........................  12,000          57,192
Kingboard Chemical Holdings,
  Ltd. ........................  32,000          65,652
Li Ning Co., Ltd. .............  40,500          66,890
New Oriental Education &
  Technology Group, Inc. ADR
  (a)..........................  500             25,125
Ports Design, Ltd. ............  27,500          31,723
Shenzhen International
  Holdings, Ltd. ..............  700,000         32,064
Shimao Property Holdings,
  Ltd. ........................  64,000          56,072
SINA Corp. (a).................  1,100           25,575
Sohu.com, Inc. (a).............  910             37,592
TPV Technology, Ltd. ..........  116,000         35,474
Zhuzhou CSR Times Electric Co.,
  Ltd. ........................  55,000          55,923
                                             ----------
TOTAL CHINA....................               1,023,396
                                             ----------
CZECH REPUBLIC -- 0.5%
Philip Morris CR AS............  138             38,097
                                             ----------
EGYPT -- 1.9%
Eastern Tobacco................  947             24,373
Egyptian Financial Group-Hermes
  Holding......................  4,276           11,946
Egyptian for Tourism Resorts...  43,420          11,637
Egyptian Kuwait Holding Co. ...  23,522          26,345
Misr Beni Suef Cement Co. .....  3,012           28,334
Olympic Group Financial
  Investments..................  3,299           10,259
Six of October Development &
  Investment Co. (a)...........  950              5,902
Suez Cement Co. ...............  6,067           25,855
                                             ----------
TOTAL EGYPT....................                 144,651
                                             ----------
INDIA -- 6.6%
Amtek Auto, Ltd. ..............  7,096           10,420
Anant Raj Industries, Ltd. ....  19,200          15,213
Ashok Leyland, Ltd. ...........  61,766          21,975
Bharat Forge, Ltd. ............  10,887          20,922
CESC, Ltd. ....................  4,506           18,562
Divi's Laboratories, Ltd. .....  1,858           34,388
GTL, Ltd. .....................  7,359           34,753
India Cements, Ltd. ...........  9,556           19,928
Infrastructure Development
  Finance Co., Ltd. ...........  31,968          34,088
IVRCL Infrastructures &
  Projects, Ltd. ..............  12,061          28,884
Jaiprakash Associates, Ltd. ...  25,662          42,386
Lanco Infratech, Ltd. (a)......  12,295          35,999
Moser Baer India, Ltd. ........  13,801          14,458
Mphasis, Ltd. .................  12,009          48,050
Nagarjuna Construction Co.,
  Ltd. ........................  11,764          13,982
Patni Computer Systems, Ltd. ..  8,291           20,868
Sintex Industries, Ltd. .......  4,408            8,502
United Phosphorus, Ltd. .......  15,508          30,551
United Spirits, Ltd. ..........  1,467           18,840


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Yes Bank, Ltd. (a).............  20,589      $   20,210
                                             ----------
TOTAL INDIA....................                 492,979
                                             ----------
INDONESIA -- 1.4%
Bank Panin Indonesia Tbk PT
  (a)..........................  843,500         39,419
Energi Mega Persada Tbk PT
  (a)..........................  391,000          2,335
Indofood Sukses Makmur Tbk PT..  247,500         20,134
Lippo Karawaci Tbk PT (a)......  606,500         44,090
                                             ----------
TOTAL INDONESIA................                 105,978
                                             ----------
ISRAEL -- 3.6%
Clal Industries, Ltd. .........  18,567          41,798
Elbit Imaging, Ltd. ...........  1,188           17,567
First International Bank of
  Israel, Ltd. (a).............  5,721           40,806
Koor Industries, Ltd. (a)......  928             14,261
NICE Systems, Ltd. (a).........  3,279           82,363
Orbotech, Ltd. (a).............  5,592           21,194
Osem Investments, Ltd. (a).....  4,973           48,693
                                             ----------
TOTAL ISRAEL...................                 266,682
                                             ----------
MALAYSIA -- 4.8%
Alliance Financial Group Bhd...  100,800         46,729
Bursa Malaysia Bhd.............  18,000          25,429
Gamuda Bhd.....................  101,400         55,074
IGB Corp. Bhd..................  133,600         49,475
KNM Group Bhd..................  162,650         17,178
Kulim Malaysia Bhd.............  22,100          30,190
Malaysian Bulk Carriers Bhd....  33,700          28,657
Media Prima Bhd................  82,300          22,011
Sarawake Energy Bhd............  79,800          37,432
SP Setia Bhd...................  56,700          43,394
                                             ----------
TOTAL MALAYSIA.................                 355,569
                                             ----------
MEXICO -- 2.4%
Consorcio ARA, SAB de CV.......  62,577          16,462
Grupo Aeroportuario del Sureste
  SAB de CV....................  16,104          46,418
Industrias CH SAB, (a).........  13,708          27,604
Mexichem SAB de CV (b).........  31,800          22,436
Promotora y Operadora de
  Infraestructura, SAB de CV
  (a)..........................  16,598          22,644
TV Azteca SAB de CV............  126,354         40,765
                                             ----------
TOTAL MEXICO...................                 176,329
                                             ----------
MOROCCO -- 1.6%
Banque Centrale Populaire......  2,360           71,939
Societe Anonyme Marocaine de
  1'Industrie du Raffinage.....  742             51,224
                                             ----------
TOTAL MOROCCO..................                 123,163
                                             ----------
PERU -- 0.3%
Sociedad Minera El Brocal SA...  3,824           24,222
                                             ----------
PHILIPPINES -- 0.7%
Ayala Land, Inc. ..............  352,000         41,519
Megaworld Corp. ...............  1,232,000       14,276
                                             ----------
TOTAL PHILIPPINES..............                  55,795
                                             ----------
POLAND -- 2.3%
Agora SA.......................  3,473           13,109
Asseco Poland SA...............  1,873           23,246
Ciech SA.......................  1,280            8,721
Echo Investment SA (a).........  20,583          14,322
Emperia Holding SA.............  712              9,251
Grupa Lotos SA (a).............  4,191           19,687
LPP SA (a).....................  49              13,353
Orbis SA.......................  2,686           22,641
PBG SA (a).....................  494             26,797
Polimex Mostostal SA...........  20,580          17,476
                                             ----------
TOTAL POLAND...................                 168,603
                                             ----------
RUSSIA -- 1.7%
Pharmstandard GDR (a)(c).......  2,215           21,264
Pharmstandard GDR (a)(c).......  3,447           33,091
Polymetal GDR (a)..............  10,919          73,157
                                             ----------
TOTAL RUSSIA...................                 127,512
                                             ----------
SOUTH AFRICA -- 10.0%
Afgri, Ltd. ...................  84,510          38,212
African Bank Investments,
  Ltd. ........................  10,554          27,966
Aspen Pharmacare Holdings,
  Ltd. ........................  21,288         102,075
Coronation Fund Managers,
  Ltd. ........................  73,253          37,743
DataTec, Ltd. (a)..............  15,495          23,951
Foschini, Ltd. ................  14,994          69,278
Gold Reef Resorts, Ltd. .......  22,006          39,315
Grindrod, Ltd. ................  23,792          30,272
Hosken Consolidated
  Investments, Ltd. ...........  6,044           25,555
JD Group, Ltd. ................  12,568          43,625
JSE, Ltd. .....................  7,007           32,788
Lewis Group, Ltd. .............  13,091          58,765
Massmart Holdings, Ltd. .......  3,737           27,350
Merafe Resources, Ltd. (a).....  110,438          8,129
Metorex, Ltd. (a)..............  24,882           4,317
Mvelaphanda Resources, Ltd.
  (a)..........................  8,079           24,619
Northam Platinum, Ltd. ........  7,682           20,760
Reunert, Ltd. .................  11,263          43,323
SA Corporate Real Estate Fund..  215,552         54,398
Sappi, Ltd. ...................  4,056            7,784
Sentula Mining, Ltd. ..........  7,478            2,217
Steinhoff International
  Holdings, Ltd. ..............  22,601          23,979
                                             ----------
TOTAL SOUTH AFRICA.............                 746,421
                                             ----------
TAIWAN -- 29.9%
Asia Optical Co., Inc. ........  19,090          22,770
BES Engineering Corp. .........  128,000         24,723
Capital Securities Corp. ......  107,100         30,161
Cathay Real Estate Development
  Co., Ltd. ...................  64,000          17,174
Chicony Electronics Co.,
  Ltd. ........................  22,630          29,028
China Bills Finance Corp. (a)..  594,000        127,516
China Life Insurance Co.,
  Ltd. ........................  73,540          23,963
China Petrochemical Development
  Corp. (a)....................  119,780         25,820
Clevo Co. .....................  29,450          27,442
CMC Magnetics Corp. (a)........  166,000         31,279
Coretronic Corp. ..............  66,420          39,760
D-Link Corp. ..................  43,320          30,722
E.Sun Financial Holding Co.,
  Ltd. ........................  299,400         73,278
Everlight Electronics Co.,
  Ltd. ........................  18,119          33,340
Far Eastern Department Stores,
  Ltd. ........................  39,650          20,578
Far Eastern International Bank
  (a)..........................  181,000         30,796
Faraday Technology Corp. ......  15,069          19,707
Feng Hsin Iron & Steel Co.,
  Ltd. ........................  27,270          30,638
Formosa Taffeta Co., Ltd. .....  89,000          47,634
Giant Manufacturing Co.,
  Ltd. ........................  23,550          48,472
Global Unichip Corp. ..........  5,109           22,448


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Goldsun Development &
  Construction Co., Ltd. ......  89,350      $   28,851
Greatek Electronics, Inc. .....  55,020          39,425
HannStar Display Corp. ........  246,474         44,117
Himax Technologies, Inc. ADR...  14,337          40,144
Hotai Motor Co., Ltd. .........  24,000          33,652
Inventec Co., Ltd. ............  166,550         67,038
KGI Securities Co., Ltd. ......  122,000         35,472
King Yuan Electronics Co.,
  Ltd. ........................  76,546          22,572
Kinsus Interconnect Technology
  Corp. .......................  18,030          22,835
Largan Precision Co., Ltd. ....  3,020           25,291
Macronix International Co.,
  Ltd. ........................  105,429         39,949
Makalot Industrial Co., Ltd. ..  55,000          53,521
Mitac International Corp. .....  64,999          26,355
Nan Kang Rubber Tire Co.,
  Ltd. ........................  39,000          21,851
Polaris Securities Co., Ltd. ..  156,920         54,602
President Securities Corp. ....  89,924          33,411
Qisda Corp. ...................  89,080          26,137
RichTek Technology Corp. ......  3,100           14,626
Ritek Corp. (a)................  221,000         36,951
Ruentex Development Co.,
  Ltd. ........................  33,000          21,700
Silicon Motion Technology Corp.
  ADR (a)......................  3,312            9,207
Simplo Technology Co., Ltd. ...  9,300           25,559
Solar Applied Materials
  Technology Corp. ............  9,788           14,013
Taichung Commercial Bank.......  118,848         21,729
Taiwan Business Bank (a).......  163,000         31,867
Taiwan Glass Industrial
  Corp. .......................  95,240          50,552
Teco Electric & Machinery Co.,
  Ltd. ........................  234,000         75,902
Tripod Technology Corp. .......  29,540          39,416
TSRC Corp. ....................  36,000          32,166
Tung Ho Steel Enterprise
  Corp. .......................  39,000          31,281
Unimicron Technology Corp. ....  39,130          23,308
Universal Cement Corp. ........  47,800          18,465
Via Technologies, Inc. (a).....  70,000          34,265
Wafer Works Corp. .............  6,060            8,720
Walsin Lihwa Corp. ............  204,000         40,906
Wan Hai Lines, Ltd. ...........  92,400          39,781
Winbond Electronics Corp. (a)..  365,000         45,743
Wintek Corp. ..................  64,000          29,347
WPG Holdings Co., Ltd. ........  32,304          20,909
Yageo Corp. ...................  198,000         35,207
Yang Ming Marine Transport.....  100,899         31,687
Yosun Industrial Corp. ........  55,680          28,979
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. .....  172,080         50,286
Yulon Motor Co., Ltd. .........  87,462          47,584
                                             ----------
TOTAL TAIWAN...................               2,232,628
                                             ----------
THAILAND -- 3.6%
BEC World PCL..................  93,800          49,194
Cal-Comp Electronics Thailand
  PCL..........................  521,900         18,984
Central Pattana PCL............  77,600          27,351
Charoen Pokphand Foods PCL.....  444,900         40,645
Glow Energy PCL................  28,200          16,698
Hana Microelectronics PCL......  132,300         37,678
Minor International PCL........  125,900         22,897
Thanachart Capital PCL.........  165,300         44,745
Thoresen Thai Agencies PCL.....  39,270          13,952
                                             ----------
TOTAL THAILAND.................                 272,144
                                             ----------
TURKEY -- 2.0%
Albaraka Turk Katilim Bankasi
  (a)..........................  15,318          23,805
BIM Birlesik Magazalar AS......  1,298           27,348
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a).....  39,030          11,898
Petkim Petrokimya Holding AS
  (a)..........................  10,414          25,396
Sekerbank TAS..................  13,454           7,559
Turk Hava Yollari Anonim
  Ortakligi (a)................  13,427          52,568
                                             ----------
TOTAL TURKEY...................                 148,574
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $11,008,935)...........               7,415,267
                                             ----------
RIGHTS -- 0.0% (D)
CHILE -- 0.0% (D)
Masisa SA (expiring 4/21/09)
  (a)
  (Cost $0)....................  136,688          1,056
                                             ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUNDS -- 0.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............  11,925          11,925
STIC Prime Portfolio...........  20,447          20,447
                                             ----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $32,372)...............                  32,372
                                             ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $11,041,307)...........               7,448,695
OTHER ASSETS AND
  LIABILITIES -- 0.4%..........                  30,128
                                             ----------
NET ASSETS -- 100.0%...........              $7,478,823
                                             ==========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt

GDR = Global Depositary Receipt



See accompanying notes to financial statements.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 9.4%
Abacus Property Group..........  148,528     $    28,379
Babcock & Brown Japan Property
  Trust........................  61,257           11,917
Bunnings Warehouse Property
  Trust........................  27,164           29,632
Centro Retail Group............  38,652              752
CFS Retail Property Trust (a)..  154,472         174,943
Commonwealth Property Office
  Fund.........................  211,078         132,725
Dexus Property Group...........  395,572         206,133
Goodman Group..................  292,583          66,068
GPT Group......................  508,271         153,619
ING Industrial Fund (a)........  134,753          11,703
ING Office Fund................  204,627          60,424
ING Real Estate Community
  Living Group.................  9,018               244
Macquarie CountryWide Trust
  (a)..........................  159,221          26,550
Macquarie DDR Trust............  19,836              538
Macquarie Office Trust.........  523,649          61,851
Tishman Speyer Office Fund.....  7,419               397
Valad Property Group (a).......  37,644              889
Westfield Group................  238,703       1,658,509
                                             -----------
TOTAL AUSTRALIA................                2,625,273
                                             -----------
AUSTRIA -- 0.9%
Atrium European Real Estate,
  Ltd. (a)(b)..................  25,691           77,430
CA Immobilien Anlagen AG (b)...  9,021            43,357
IMMOEAST AG (b)................  43,456           61,735
Immofinanz Immobilien Anlagen
  AG (a)(b)....................  48,213           55,691
                                             -----------
TOTAL AUSTRIA..................                  238,213
                                             -----------
BELGIUM -- 0.8%
Befimmo S.C.A. ................  1,199            95,483
Cofinimmo REIT.................  1,231           131,160
                                             -----------
TOTAL BELGIUM..................                  226,643
                                             -----------
CANADA -- 5.0%
Artis REIT.....................  1,803             9,100
Boardwalk REIT.................  2,641            54,577
Brookfield Asset Management,
  Inc.
  (Class A) (a)................  57,907          808,668
Brookfield Properties Corp. ...  22,959          131,785
Calloway REIT..................  4,272            33,921
Canadian Apartment Properties
  REIT.........................  3,785            37,605
Canadian REIT..................  3,293            52,320
Chartwell Seniors Housing
  REIT.........................  5,306            16,869
Extendicare REIT (b)...........  3,778            12,852
First Capital Realty, Inc.
  (a)..........................  3,903            46,470
H&R REIT.......................  8,201            50,191
Primaris Retail REIT...........  3,407            24,588
RioCan REIT....................  12,270          122,393
                                             -----------
TOTAL CANADA...................                1,401,339
                                             -----------
CHINA -- 7.5%
Champion REIT..................  192,000          45,832
GZI REIT.......................  83,000           21,634
Hang Lung Group, Ltd. .........  94,996          289,278
Hang Lung Properties, Ltd. ....  208,018         488,507
Hong Kong Land Holdings,
  Ltd. ........................  139,000         316,920
Hysan Development Co., Ltd. ...  69,096          116,795
Kerry Properties, Ltd. ........  69,135          166,816
Prosperity REIT................  130,000          15,097
The Link REIT..................  246,447         487,170
Wheelock & Co., Ltd. ..........  94,016          158,189
                                             -----------
TOTAL CHINA....................                2,106,238
                                             -----------
FRANCE -- 6.3%
Fonciere des Regions (a).......  2,238           105,054
Gecina SA REIT (a).............  2,351            90,147
Klepierre (a)..................  9,079           159,658
Societe Immobiliere de Location
  pour l'Industrie et le
  Commerce (a).................  1,198            89,852
Unibail-Rodamco (a)............  9,266         1,311,812
                                             -----------
TOTAL FRANCE...................                1,756,523
                                             -----------
GERMANY -- 0.2%
IVG Immobilien AG (a)..........  8,577            51,700
                                             -----------
ITALY -- 0.1%
Beni Stabili SpA (a)...........  48,458           26,700
                                             -----------
JAPAN -- 14.2%
Aeon Mall Co., Ltd. ...........  9,100           115,627
Creed Office Investment
  Corp. .......................  15               10,479
DA Office Investment Corp.
  (a)..........................  24               33,775
Daibiru Corp. .................  6,500            51,924
Frontier Real Estate Investment
  Corp. .......................  16               78,566
Fukuoka REIT Corp. (a).........  10               38,777
Global One REIT................  11               70,497
Hankyu REIT, Inc. .............  10               41,004
Heiwa Real Estate Co., Ltd. ...  17,000           36,661
Japan Excellent, Inc. .........  16               57,021
Japan Hotel and Resort, Inc. ..  10               11,593
Japan Prime Realty Investment
  Corp. (a)....................  66              121,482
Japan Real Estate Investment
  Corp. .......................  50              382,707
Japan Retail Fund Investment
  Corp. (a)....................  44              167,500
Kenedix Realty Investment Corp.
  (a)..........................  23               42,358
Mitsui Fudosan Co., Ltd. ......  100,000       1,080,288
Mori Hills REIT Investment
  Corp. .......................  15               42,250
Mori Trust Sogo REIT, Inc.
  (a)..........................  15              106,763
Nippon Building Fund, Inc. ....  61              522,487
Nippon Commercial Investment
  Corp. (a)....................  30               24,937
Nippon Residential Investment
  Corp. (a)....................  29               21,522
Nomura Real Estate Office Fund,
  Inc. ........................  34              188,296
NTT Urban Development Corp.
  (a)..........................  123              98,131
Orix JREIT, Inc. (a)...........  29              118,619
Premier Investment Co. (a).....  15               46,320
Shoei Co., Ltd. (a)............  4,200            23,430
TOC Co., Ltd. .................  12,000           43,009
Tokyu Land Corp. (a)...........  52,000          142,148
Tokyu REIT, Inc. (a)...........  18               95,495
Top REIT, Inc. (a).............  17               61,790
United Urban Investment
  Corp. .......................  23               93,146
                                             -----------
TOTAL JAPAN....................                3,968,602
                                             -----------
NETHERLANDS -- 1.8%
Corio NV (a)...................  7,605           314,425
Eurocommercial Properties NV
  (a)..........................  3,531            95,872
VastNed Retail NV (a)..........  1,941            78,317
                                             -----------
TOTAL NETHERLANDS..............                  488,614
                                             -----------


See accompanying notes to financial statements.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
NEW ZEALAND -- 0.5%
AMP NZ Office Trust (a)........  61,090      $    31,381
Goodman Property Trust (a).....  77,333           35,310
ING Property Trust.............  62,223           20,953
Kiwi Income Property Trust
  (a)..........................  82,932           45,440
                                             -----------
TOTAL NEW ZEALAND..............                  133,084
                                             -----------
SINGAPORE -- 3.6%
Ascendas REIT (a)..............  118,000          94,698
Cambridge Industrial Trust
  (a)..........................  81,000           13,321
CapitaCommercial Trust (a).....  92,000           53,256
CapitaLand, Ltd. ..............  284,500         436,051
CapitaMall Trust (a)...........  228,900         198,755
Frasers Commercial Trust (a)...  75,000            6,907
Guocoland, Ltd. (a)............  21,000           13,538
Macquarie Prime REIT...........  78,000           23,346
Mapletree Logistics Trust......  153,000          37,742
Singapore Land, Ltd. (a).......  15,000           31,377
Suntec REIT (a)................  171,000          70,866
United Industrial Corp., Ltd.
  (a)..........................  58,000           38,916
                                             -----------
TOTAL SINGAPORE................                1,018,773
                                             -----------
SOUTH AFRICA -- 0.5%
Capital Property Fund..........  33,635           20,337
Fountainhead Property Trust....  114,416          67,976
SA Corporate Real Estate Fund..  92,847           23,431
Sycom Property Fund............  11,416           20,527
                                             -----------
TOTAL SOUTH AFRICA.............                  132,271
                                             -----------
SPAIN -- 0.0% (C)
Martinsa-Fadesa SA (b)(d)(e)...  178                   0
                                             -----------
SWEDEN -- 0.8%
Castellum AB (a)...............  18,342          102,722
Fabege AB (a)..................  14,479           50,789
Kungsleden AB (a)..............  15,680           59,934
                                             -----------
TOTAL SWEDEN...................                  213,445
                                             -----------
SWITZERLAND -- 1.1%
PSP Swiss Property AG (b)......  4,771           201,406
Swiss Prime Site AG (b)........  2,630           117,963
                                             -----------
TOTAL SWITZERLAND..............                  319,369
                                             -----------
UNITED KINGDOM -- 6.7%
Big Yellow Group PLC...........  9,756            26,569
British Land Co. PLC...........  98,468          509,160
Brixton PLC....................  28,680            7,297
Capital & Regional PLC.........  1,578               384
Derwent London PLC (a).........  11,399          108,653
Grainger PLC...................  14,853           21,822
Great Portland Estates PLC
  (a)..........................  20,794           72,650
Hammerson PLC (a)..............  78,806          287,475
Land Securities Group PLC (a)..  86,558          542,487
Liberty International PLC (a)..  34,428          192,085
Minerva PLC (b)................  3,774               365
Quintain Estates & Development
  PLC..........................  3,042               367
Segro PLC (a)..................  89,967           29,337
Shaftesbury PLC................  15,549           64,911
Workspace Group PLC............  120,154          21,097
                                             -----------
TOTAL UNITED KINGDOM...........                1,884,659
                                             -----------
UNITED STATES -- 39.8%
Acadia Realty Trust............  3,432            36,413
Alexander's, Inc. .............  295              50,262
Alexandria Real Estate
  Equities, Inc. ..............  4,370           159,068
AMB Property Corp. ............  15,519          223,474
American Campus Communities,
  Inc. ........................  4,850            84,196
Apartment Investment &
  Management Co. (Class A).....  13,384           73,344
Ashford Hospitality Trust,
  Inc. ........................  10,640           16,386
Associated Estates Realty
  Corp. .......................  1,906            10,826
Avalonbay Communities, Inc. ...  8,959           421,611
BioMed Realty Trust, Inc. .....  9,194            62,243
Boston Properties, Inc. .......  13,490          472,555
Brandywine Realty Trust........  10,140           28,899
BRE Properties, Inc. ..........  5,817           114,188
Camden Property Trust..........  5,995           129,372
CBL & Associates Properties,
  Inc. ........................  7,598            17,931
Cedar Shopping Centers, Inc. ..  5,171             8,998
Colonial Properties Trust......  4,807            18,315
Corporate Office Properties
  Trust........................  5,870           145,752
Cousins Properties, Inc. ......  4,739            30,519
DCT Industrial Trust, Inc. ....  19,752           62,614
Developers Diversified Realty
  Corp. .......................  13,716           29,215
DiamondRock Hospitality Co. ...  10,378           41,616
Digital Realty Trust, Inc. ....  7,922           262,852
Douglas Emmett, Inc. ..........  12,471           92,161
Duke Realty Corp. .............  16,664           91,652
DuPont Fabros Technology,
  Inc. ........................  4,029            27,719
EastGroup Properties, Inc. ....  2,821            79,185
Education Realty Trust, Inc. ..  3,046            10,631
Equity Lifestyle Properties,
  Inc. ........................  2,564            97,688
Equity One, Inc. ..............  3,877            47,261
Equity Residential.............  30,632          562,097
Essex Property Trust, Inc. ....  3,045           174,600
Extra Space Storage, Inc. .....  9,740            53,667
Federal Realty Investment
  Trust........................  6,644           305,624
FelCor Lodging Trust, Inc. ....  7,183             9,769
First Industrial Realty Trust,
  Inc. ........................  5,179            12,689
First Potomac Realty Trust.....  3,131            23,013
Forest City Enterprises, Inc.
  (Class A)....................  8,023            28,883
HCP, Inc. .....................  28,569          509,957
Health Care REIT, Inc. ........  12,522          383,048
Healthcare Realty Trust,
  Inc. ........................  6,692           100,313
Hersha Hospitality Trust.......  5,672            10,777
Highwoods Properties, Inc. ....  7,183           153,860
Home Properties, Inc. .........  3,689           113,068
Hospitality Properties Trust...  10,676          128,112
Host Hotels & Resorts, Inc. ...  58,934          231,021
HRPT Properties Trust..........  25,491           81,316
Inland Real Estate Corp. ......  6,802            48,226
Kilroy Realty Corp. ...........  3,768            64,772
Kimco Realty Corp. ............  26,084          198,760
Kite Realty Group Trust........  3,926             9,619
LaSalle Hotel Properties.......  4,718            27,553
Liberty Property Trust.........  11,090          210,045
Mack-Cali Realty Corp. ........  7,425           147,089
Mid-America Apartment
  Communities, Inc. ...........  3,206            98,841
Nationwide Health Properties,
  Inc. ........................  11,574          256,827
Parkway Properties, Inc. ......  1,723            17,747
Pennsylvania Real Estate
  Investment Trust.............  4,528            16,074


See accompanying notes to financial statements.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Post Properties, Inc. .........  5,054       $    51,248
ProLogis.......................  30,225          196,462
PS Business Parks, Inc. .......  1,746            64,340
Public Storage.................  14,536          803,114
Ramco-Gershenson Properties
  Trust........................  2,102            13,558
Regency Centers Corp. .........  7,826           207,937
Saul Centers, Inc. ............  1,336            30,688
Senior Housing Properties
  Trust........................  13,658          191,485
Simon Property Group, Inc. ....  26,912          932,232
SL Green Realty Corp. .........  6,450            69,660
Sovran Self Storage, Inc. .....  2,467            49,537
Sun Communities, Inc. .........  1,908            22,572
Sunstone Hotel Investors,
  Inc. ........................  6,210            16,332
Tanger Factory Outlet Centers,
  Inc. ........................  3,576           110,355
Taubman Centers, Inc. .........  5,986           102,001
The Macerich Co. ..............  8,683            54,356
U-Store-It Trust...............  5,629            11,371
UDR, Inc. .....................  15,382          132,439
Universal Health Realty Income
  Trust........................  1,284            37,531
Ventas, Inc. ..................  16,156          365,287
Vornado Realty Trust...........  16,538          549,723
Washington Real Estate
  Investment Trust.............  5,984           103,523
Weingarten Realty Investors....  9,228            87,851
                                             -----------
TOTAL UNITED STATES............               11,127,915
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $40,054,434)...........               27,719,361
                                             -----------
RIGHTS -- 0.1%
UNITED KINGDOM -- 0.1%
Segro PLC (expiring 4/6/09) (b)
  (Cost $176,633)..............  562,164          38,677
                                             -----------
SHORT TERM INVESTMENTS -- 7.0%
UNITED STATES -- 7.0%
MONEY MARKET FUNDS -- 7.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).............  1,733,000     1,733,000
STIC Prime Portfolio...........  207,766         207,766
                                             -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,940,766)............                1,940,766
                                             -----------
TOTAL INVESTMENTS -- 106.3%
  (Cost $42,171,833)...........               29,698,804
OTHER ASSETS AND
  LIABILITIES -- (6.3)%........               (1,758,237)
                                             -----------
NET ASSETS -- 100.0%...........              $27,940,567
                                             ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Company has filed for insolvency.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 3.4%
Aristocrat Leisure, Ltd. ........  7,418    $   17,575
Crown, Ltd. .....................  6,663        29,397
Fairfax Media, Ltd. .............  57,360       40,452
Tatts Group, Ltd. ...............  11,364       21,871
                                            ----------
TOTAL AUSTRALIA..................              109,295
                                            ----------
BELGIUM -- 0.5%
S.A. D'Ieteren NV................  118          16,850
                                            ----------
CANADA -- 3.5%
Canadian Tire Corp., Ltd. (Class
  A).............................  627          21,828
Gildan Activewear, Inc. (a)......  838           6,834
Magna International, Inc. (Class
  A).............................  692          18,447
Shaw Communications, Inc. .......  2,087        31,882
Thomson Reuters Corp. ...........  1,397        35,976
                                            ----------
TOTAL CANADA.....................              114,967
                                            ----------
CHINA -- 2.3%
Esprit Holdings, Ltd. ...........  5,700        29,052
Giordano International, Ltd. ....  80,000       15,174
GOME Electrical Appliances
  Holdings, Ltd. ................  26,000        3,757
Li & Fung, Ltd. .................  12,000       28,181
                                            ----------
TOTAL CHINA......................               76,164
                                            ----------
FINLAND -- 0.8%
Nokian Renkaat Oyj...............  561           6,584
SanomaWSOY Oyj...................  1,672        21,356
                                            ----------
TOTAL FINLAND....................               27,940
                                            ----------
FRANCE -- 11.4%
Accor SA.........................  923          32,126
Cie Generale des Etablissements
  Michelin.......................  705          26,143
Havas SA.........................  9,322        24,011
Hermes International.............  267          31,040
LVMH Moet Hennessy Louis Vuitton
  SA.............................  932          58,517
PPR..............................  370          23,718
PSA Peugeot Citroen..............  829          15,673
Renault SA.......................  787          16,180
Sodexo...........................  588          26,797
Thomson (a)......................  4,652         4,243
Vivendi..........................  4,231       111,929
                                            ----------
TOTAL FRANCE.....................              370,377
                                            ----------
GERMANY -- 9.1%
Adidas AG........................  925          30,777
Bayerische Motoren Werke AG......  1,319        38,159
Daimler AG.......................  3,388        85,827
Porsche Automobil Holding SE.....  379          17,803
Premiere AG (a)..................  701           1,927
TUI AG...........................  1,816         9,693
Volkswagen AG....................  364         111,783
                                            ----------
TOTAL GERMANY....................              295,969
                                            ----------
GREECE -- 1.2%
Jumbo SA.........................  1,982        15,000
OPAP SA..........................  874          22,999
                                            ----------
TOTAL GREECE.....................               37,999
                                            ----------
ITALY -- 1.9%
Fiat SpA (a).....................  3,783        26,469
Lottomatica SpA..................  1,377        22,634
Pirelli & C. SpA.................  55,752       13,013
                                            ----------
TOTAL ITALY......................               62,116
                                            ----------
JAPAN -- 39.7%
Aisin Seiki Co., Ltd. ...........  1,100        17,218
Aoyama Trading Co., Ltd. ........  2,000        26,162
Benesse Corp. ...................  600          21,990
Bridgestone Corp. ...............  3,100        44,223
Casio Computer Co., Ltd. ........  1,900        13,331
Denso Corp. .....................  1,700        33,597
Dentsu, Inc. ....................  1,500        22,719
Fast Retailing Co., Ltd. ........  300          33,927
Fuji Heavy Industries, Ltd. .....  6,000        19,561
Gunze, Ltd. .....................  10,000       28,551
Honda Motor Co., Ltd. ...........  5,600       131,254
Isetan Mitsukoshi Holdings,
  Ltd. ..........................  2,600        19,927
Isuzu Motors, Ltd. ..............  6,000         7,229
Makita Corp. ....................  900          20,047
Mazda Motor Corp. (a)............  7,000        11,623
Mitsubishi Motors Corp. (a)......  17,000       21,515
Namco Bandai Holdings, Inc. .....  2,000        19,905
Nikon Corp. .....................  2,000        22,395
Nissan Motor Co., Ltd. ..........  8,000        28,349
Panasonic Corp. .................  7,000        75,762
PARIS MIKI HOLDINGS, Inc. .......  2,000        17,414
Pioneer Corp. (a)................  5,200         6,792
Rakuten, Inc. ...................  31           14,814
Resorttrust, Inc. ...............  3,200        29,418
Sanyo Electric Co., Ltd. ........  10,000       14,782
Sekisui Chemical Co., Ltd. ......  4,000        19,844
Sekisui House, Ltd. .............  4,000        30,131
Sharp Corp. .....................  4,000        31,427
Shimano, Inc. ...................  600          18,011
Sony Corp. ......................  3,700        74,847
Stanley Electric Co., Ltd. ......  1,200        13,291
Sumitomo Forestry Co., Ltd. .....  3,400        22,478
Suzuki Motor Corp. ..............  1,800        29,687
Toyobo Co., Ltd. ................  17,000       21,859
Toyota Motor Corp. ..............  9,700       306,409
Yamada Denki Co., Ltd. ..........  500          19,540
                                            ----------
TOTAL JAPAN......................            1,290,029
                                            ----------
LUXEMBOURG -- 0.9%
Reinet Investments SCA (a).......  133           1,227
SES..............................  1,421        27,130
                                            ----------
TOTAL LUXEMBOURG.................               28,357
                                            ----------
NETHERLANDS -- 2.1%
Reed Elsevier NV.................  3,490        37,366
Wolters Kluwer NV................  1,892        30,672
                                            ----------
TOTAL NETHERLANDS................               68,038
                                            ----------
NORWAY -- 0.2%
Schibsted ASA....................  1,035         6,016
                                            ----------
SOUTH KOREA -- 3.3%
Hyundai Motor Co. ...............  1,237        49,632
LG Electronics, Inc. ............  864          57,090
                                            ----------
TOTAL SOUTH KOREA................              106,722
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SPAIN -- 1.6%
Industria de Diseno Textil SA....  882      $   34,370
La Seda de Barcelona SA (Class B)
  (a)............................  23,359        8,994
NH Hoteles SA....................  3,106         8,247
                                            ----------
TOTAL SPAIN......................               51,611
                                            ----------
SWEDEN -- 3.0%
Electrolux AB....................  3,140        24,498
Eniro AB.........................  12,323        9,391
Hennes & Mauritz AB (Class B)....  1,676        62,642
                                            ----------
TOTAL SWEDEN.....................               96,531
                                            ----------
SWITZERLAND -- 1.4%
Cie Financiere Richemont SA
  (Class A) (a)..................  974          15,230
Swatch Group AG..................  259          31,320
                                            ----------
TOTAL SWITZERLAND................               46,550
                                            ----------
UNITED KINGDOM -- 13.2%
British Sky Broadcasting Group
  PLC............................  5,280        32,808
Carnival PLC.....................  1,158        26,308
Compass Group PLC................  8,251        37,727
Enterprise Inns PLC..............  4,020         3,904
Home Retail Group PLC............  5,828        18,775
Inchcape PLC.....................  8,546         9,218
Kingfisher PLC...................  15,757       33,810
Marks & Spencer Group PLC........  7,561        32,079
Next PLC.........................  1,676        31,806
Pearson PLC......................  4,836        48,626
Reed Elsevier PLC................  5,517        39,618
Thomson Reuters PLC..............  1,189        26,586
Tui Travel PLC...................  7,923        25,978
Virgin Media, Inc. ..............  2,897        13,906
Whitbread PLC....................  1,637        18,489
WPP Group PLC....................  5,619        31,632
                                            ----------
TOTAL UNITED KINGDOM.............              431,270
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,098,048)..............            3,236,801
                                            ----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio (Cost
  $4,292)........................  4,292         4,292
                                            ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $5,102,340)..............            3,241,093
OTHER ASSETS AND
  LIABILITIES -- 0.4%............               11,400
                                            ----------
NET ASSETS -- 100.0%.............           $3,252,493
                                            ==========




(a) Non-income producing security.



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.0%
AUSTRALIA -- 7.8%
Coca-Cola Amatil, Ltd. ..........   5,988   $   36,071
Foster's Group, Ltd. ............  15,698       55,190
Wesfarmers, Ltd. ................   6,612       86,597
Woolworths, Ltd. ................   6,922      120,283
                                            ----------
TOTAL AUSTRALIA..................              298,141
                                            ----------
BELGIUM -- 3.8%
Anheuser-Busch InBev NV -- VVPR
  Strip (a)......................   2,040            8
Anheuser-Busch InBev NV..........   3,319       91,416
Delhaize Group...................     836       54,177
                                            ----------
TOTAL BELGIUM....................              145,601
                                            ----------
CANADA -- 2.8%
Loblaw Co., Ltd. ................   1,585       39,494
Shoppers Drug Mart Corp. ........   1,667       57,424
Viterra, Inc. (a)................   1,572       10,970
                                            ----------
TOTAL CANADA.....................              107,888
                                            ----------
DENMARK -- 1.0%
Carlsberg A/S (Class B)..........     921       37,760
                                            ----------
FINLAND -- 0.5%
Kesko Oyj (Class B)..............     924       19,175
                                            ----------
FRANCE -- 10.4%
Carrefour SA.....................   2,711      105,822
Casino Guichard-Perrachon SA.....     470       30,589
Groupe Danone....................   2,519      122,609
L'Oreal SA.......................   1,188       81,705
Pernod -- Ricard SA..............   1,077       60,021
                                            ----------
TOTAL FRANCE.....................              400,746
                                            ----------
GERMANY -- 0.9%
Beiersdorf AG....................     751       33,692
                                            ----------
GREECE -- 0.1%
Alapis Holding Industrial and
  Commercial SA..................   6,089        4,285
                                            ----------
IRELAND -- 0.4%
Kerry Group PLC (Class A)........     703       14,234
                                            ----------
ITALY -- 0.9%
Parmalat SpA.....................  17,146       35,308
                                            ----------
JAPAN -- 14.8%
Aeon Co., Ltd. ..................   4,500       29,341
Ajinomoto Co., Inc. .............   5,000       35,183
Asahi Breweries, Ltd. ...........   3,700       44,054
Japan Tobacco, Inc. .............      28       74,245
Kao Corp. .......................   4,000       77,716
Kirin Holdings Co., Ltd. ........   6,000       63,298
Lawson, Inc. ....................   1,100       45,439
Nichirei Corp. ..................   8,000       28,268
Seven & I Holdings Co., Ltd. ....   4,800      104,971
Shiseido Co., Ltd. ..............   3,000       43,586
UNY Co., Ltd. ...................   3,000       23,327
                                            ----------
TOTAL JAPAN......................              569,428
                                            ----------
LUXEMBOURG -- 0.2%
Oriflame Cosmetics SA SDR........     232        7,212
                                            ----------
NETHERLANDS -- 7.0%
Heineken NV......................   1,537       43,671
Koninklijke Ahold NV.............   6,426       70,387
Unilever NV......................   7,963      157,001
                                            ----------
TOTAL NETHERLANDS................              271,059
                                            ----------
NORWAY -- 0.1%
Marine Harvest (a)...............  15,432        4,845
                                            ----------
SINGAPORE -- 1.0%
Golden Agri-Resources, Ltd. .....  43,680        7,902
Wilmar International, Ltd. ......  15,000       31,279
                                            ----------
TOTAL SINGAPORE..................               39,181
                                            ----------
SPAIN -- 1.3%
Ebro Puleva SA...................   3,062       35,938
SOS Cuetara SA...................   2,234       14,979
                                            ----------
TOTAL SPAIN......................               50,917
                                            ----------
SWEDEN -- 0.7%
Swedish Match AB.................   1,790       25,765
                                            ----------
SWITZERLAND -- 16.5%
Lindt & Spruengli AG.............      24       32,168
Nestle SA........................  17,772      601,439
                                            ----------
TOTAL SWITZERLAND................              633,607
                                            ----------
UNITED KINGDOM -- 27.8%
British American Tobacco PLC.....   8,463      195,664
Cadbury PLC......................   7,646       57,756
Diageo PLC.......................  12,415      139,958
Imperial Tobacco Group PLC.......   5,172      116,166
J Sainsbury PLC..................   7,720       34,635
Reckitt Benckiser PLC............   3,013      113,106
SABMiller PLC....................   3,573       53,109
Tate & Lyle PLC..................   3,592       13,412
Tesco PLC........................  37,361      178,541
Unilever PLC.....................   6,438      121,624
William Morrison Supermarkets
  PLC............................  12,075       44,221
                                            ----------
TOTAL UNITED KINGDOM.............            1,068,192
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,306,080)..............            3,767,036
                                            ----------
PREFERRED STOCK -- 1.4%
GERMANY -- 1.4%
Henkel AG & Co. KGaA (Cost
  $70,891).......................   1,914       52,044
                                            ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio (Cost
  $16,751).......................  16,751       16,751
                                            ----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $5,393,722)..............            3,835,831
OTHER ASSETS AND
  LIABILITIES -- 0.2%............                8,684
                                            ----------
NET ASSETS -- 100.0%.............           $3,844,515
                                            ==========




(a) Non-income producing security.
SDR = Swedish Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 4.8%
Origin Energy, Ltd. .............   4,706   $   48,392
Santos, Ltd. ....................   3,575       41,854
Woodside Petroleum, Ltd. ........   2,690       71,209
WorleyParsons, Ltd. .............   1,428       17,859
                                            ----------
TOTAL AUSTRALIA..................              179,314
                                            ----------
AUSTRIA -- 0.8%
OMV AG...........................     929       31,083
                                            ----------
CANADA -- 25.8%
Bonavista Energy Trust...........   1,398       17,001
Cameco Corp. ....................   2,096       35,901
Canadian Natural Resources,
  Ltd. ..........................   2,929      113,864
Canadian Oil Sands Trust.........   1,365       26,309
Enbridge, Inc. ..................   2,130       61,539
EnCana Corp. ....................   3,661      150,147
Enerplus Resources Fund..........   1,165       19,260
Husky Energy, Inc. ..............   1,630       34,656
Imperial Oil, Ltd. ..............   1,630       59,336
Nexen, Inc. .....................   2,795       47,496
Niko Resources, Ltd. ............     466       21,734
OPTI Canada, Inc. (a)............   2,096        1,649
Penn West Energy Trust...........   1,398       13,267
Petro-Canada.....................   2,329       62,698
Provident Energy Trust...........   4,659       17,812
Suncor Energy, Inc. .............   5,060      113,173
Talisman Energy, Inc. ...........   5,590       59,315
TransCanada Corp. ...............   3,329       78,929
Vermilion Energy Trust...........   1,165       24,908
                                            ----------
TOTAL CANADA.....................              958,994
                                            ----------
FRANCE -- 12.8%
Bourbon SA.......................     771       25,172
Cie Generale de Geophysique-
  Veritas (a)....................     983       11,417
Technip SA.......................     699       24,696
Total SA.........................   8,348      414,805
                                            ----------
TOTAL FRANCE.....................              476,090
                                            ----------
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)....  24,000        6,937
                                            ----------
ITALY -- 5.6%
Eni SpA..........................   8,290      160,917
Saipem SpA.......................   1,451       25,815
Saras SpA........................   8,835       23,132
                                            ----------
TOTAL ITALY......................              209,864
                                            ----------
JAPAN -- 2.9%
Inpex Holdings, Inc. ............       5       34,575
Nippon Mining Holdings, Inc. ....   7,000       27,640
Nippon Oil Corp. ................   9,000       44,376
                                            ----------
TOTAL JAPAN......................              106,591
                                            ----------
LUXEMBOURG -- 0.8%
Acergy SA........................   4,571       28,501
                                            ----------
NETHERLANDS -- 0.5%
SBM Offshore NV..................   1,374       18,297
                                            ----------
NORWAY -- 3.6%
Aker Solutions ASA...............   3,334       21,504
StatoilHydro ASA.................   6,357      111,942
                                            ----------
TOTAL NORWAY.....................              133,446
                                            ----------
PAPUA NEW GUINEA -- 0.8%
Oil Search, Ltd. ................   7,668       28,024
                                            ----------
PORTUGAL -- 0.8%
Galp Energia SGPS SA (Class B)...   2,558       30,498
                                            ----------
SPAIN -- 2.9%
Cia Espanola de Petroleos SA.....     727       30,637
Repsol YPF SA....................   4,409       76,275
                                            ----------
TOTAL SPAIN......................              106,912
                                            ----------
SWITZERLAND -- 3.7%
Transocean, Ltd. (a).............   1,800      105,912
Weatherford International, Ltd.
  (a)............................   2,753       30,476
                                            ----------
TOTAL SWITZERLAND................              136,388
                                            ----------
UNITED KINGDOM -- 33.5%
Amec PLC.........................   2,874       21,976
BG Group PLC.....................  12,424      187,874
BP PLC...........................  65,932      445,585
Cairn Energy PLC (a).............     757       23,600
Royal Dutch Shell PLC (Class A)..  13,252      298,408
Royal Dutch Shell PLC (Class B)..   9,707      213,016
Tullow Oil PLC...................   4,714       54,257
                                            ----------
TOTAL UNITED KINGDOM.............            1,244,716
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,198,618)..............            3,695,655
                                            ----------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUNDS -- 0.7%
STIC Prime Portfolio (Cost
  $25,378).......................  25,378       25,378
                                            ----------
TOTAL INVESTMENTS -- 100.2%
  (Cost $6,223,996)..............            3,721,033
OTHER ASSETS AND
  LIABILITIES -- (0.2)%..........               (8,844)
                                            ----------
NET ASSETS -- 100.0%.............           $3,712,189
                                            ==========




(a) Non-income producing security.



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.4%
AUSTRALIA -- 12.2%
AMP, Ltd. ......................  5,392     $   17,608
Australia & New Zealand Banking
  Group, Ltd. ..................  3,439         37,633
Commonwealth Bank of Australia..  2,285         55,141
Commonwealth Property Office
  Fund..........................  30,335        19,074
Macquarie Group, Ltd. ..........  780           14,660
National Australia Bank, Ltd. ..  2,888         40,332
QBE Insurance Group, Ltd. ......  1,962         26,275
Westfield Group.................  4,088         28,403
Westpac Banking Corp. ..........  4,393         58,268
                                            ----------
TOTAL AUSTRALIA.................               297,394
                                            ----------
BELGIUM -- 1.7%
Fortis..........................  3,678          6,754
Gimv NV.........................  647           27,996
RHJ International (a)...........  2,069          7,389
                                            ----------
TOTAL BELGIUM...................                42,139
                                            ----------
CANADA -- 11.9%
Bank of Montreal................  1,044         27,375
Bank of Nova Scotia.............  1,616         39,907
Brookfield Asset Management,
  Inc. (Class A)................  1,313         18,336
Canadian Imperial Bank of
  Commerce......................  751           27,386
Manulife Financial Corp. .......  2,424         27,358
Royal Bank of Canada............  2,263         66,155
Sun Life Financial, Inc. .......  1,247         22,638
TMX Group, Inc. ................  586           16,651
Toronto-Dominion Bank...........  1,276         44,077
                                            ----------
TOTAL CANADA....................               289,883
                                            ----------
CHINA -- 5.4%
Bank of East Asia, Ltd. ........  6,870         13,261
Cheung Kong Holdings, Ltd. .....  4,000         34,452
GZI REIT........................  101,000       26,325
Hong Kong Exchanges and
  Clearing, Ltd. ...............  2,300         21,724
New World Development Co.,
  Ltd. .........................  10,410        10,383
Sun Hung Kai Properties, Ltd. ..  3,000         26,865
                                            ----------
TOTAL CHINA.....................               133,010
                                            ----------
DENMARK -- 0.5%
Jyske Bank A/S (a)..............  519           11,842
                                            ----------
FINLAND -- 0.7%
Sponda Oyj (a)..................  3,010          8,272
Technopolis Oyj.................  2,680          8,362
                                            ----------
TOTAL FINLAND...................                16,634
                                            ----------
FRANCE -- 5.5%
AXA.............................  2,389         28,705
BNP Paribas.....................  1,187         49,044
Societe Generale................  817           32,000
Store Electronic (a)............  532            7,749
Unibail-Rodamco.................  122           17,272
                                            ----------
TOTAL FRANCE....................               134,770
                                            ----------
GERMANY -- 5.9%
Allianz SE......................  632           53,082
Deutsche Bank AG................  841           33,833
Deutsche Boerse AG..............  361           21,751
Muenchener Rueckversicherungs-
  Gesellschaft AG...............  297           36,199
                                            ----------
TOTAL GERMANY...................               144,865
                                            ----------
ITALY -- 6.0%
Assicurazioni Generali SpA......  1,444         24,732
Banca Monte dei Paschi di Siena
  SpA...........................  10,944        15,141
Banca Popolare dell'Etruria e
  del Lazio Scrl................  3,307         15,368
Banco Popolare Societa
  Cooperativa Scarl.............  1,519          6,978
Intesa Sanpaolo SpA.............  11,982        32,970
UniCredit SpA...................  19,618        32,350
Unione di Banche Italiane ScpA..  1,679         18,491
                                            ----------
TOTAL ITALY.....................               146,030
                                            ----------
JAPAN -- 17.2%
Chuo Mitsui Trust Holdings,
  Inc. .........................  3,000          9,112
Daito Trust Construction Co.,
  Ltd. .........................  600           20,046
Daiwa House Industry Co.,
  Ltd. .........................  3,000         24,056
Daiwa Securities Group, Inc. ...  4,000         17,333
Mitsubishi Estate Co., Ltd. ....  1,990         22,203
Mitsubishi UFJ Financial Group,
  Inc. .........................  14,400        69,398
Mitsui Fudosan Co., Ltd. .......  1,928         20,828
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ...............  900           20,730
Mizuho Financial Group, Inc. ...  17,000        32,358
Nomura Holdings, Inc. ..........  3,800         19,044
ORIX Corp. .....................  220            7,061
Resona Holdings, Inc. ..........  1,400         18,568
Sompo Japan Insurance, Inc. ....  3,000         15,339
Sumitomo Mitsui Financial Group,
  Inc. .........................  1,200         41,429
Sumitomo Realty & Development
  Co., Ltd. ....................  574            6,294
T&D Holdings, Inc. .............  500           11,922
The Bank of Yokohama, Ltd. .....  4,000         16,928
The Sumitomo Trust & Banking
  Co., Ltd. ....................  4,000         15,106
Tokio Marine Holdings, Inc. ....  1,300         31,523
                                            ----------
TOTAL JAPAN.....................               419,278
                                            ----------
NETHERLANDS -- 1.7%
Aegon NV........................  2,940         11,414
ING Groep NV....................  3,259         17,957
Van Lanschot NV.................  267           13,513
                                            ----------
TOTAL NETHERLANDS...............                42,884
                                            ----------
NORWAY -- 0.5%
Sparebanken Rogaland............  3,561         12,394
                                            ----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (a)...........................  11,226         9,211
                                            ----------
SINGAPORE -- 2.9%
City Developments, Ltd. ........  4,000         13,419
Oversea-Chinese Banking Corp.,
  Ltd. .........................  10,000        31,838
United Overseas Bank, Ltd. .....  4,000         25,576
                                            ----------
TOTAL SINGAPORE.................                70,833
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SPAIN -- 7.9%
Banco Bilbao Vizcaya Argentaria
  SA............................  5,613     $   45,534
Banco de Sabadell SA............  3,480         17,465
Banco Guipuzcoano SA............  1,792         11,658
Banco Pastor SA.................  1,785          9,859
Banco Popular Espanol SA........  3,651         23,122
Banco Santander SA..............  9,701         66,848
Corporacion Financiera Alba SA..  462           17,359
                                            ----------
TOTAL SPAIN.....................               191,845
                                            ----------
SWEDEN -- 1.6%
Investor AB.....................  1,589         20,037
Nordea Bank AB..................  3,725         18,473
                                            ----------
TOTAL SWEDEN....................                38,510
                                            ----------
SWITZERLAND -- 6.2%
Credit Suisse Group AG..........  1,548         47,187
Julius Baer Holding AG..........  503           12,386
Swiss Life Holding (a)..........  2                138
Swiss Reinsurance...............  735           12,049
UBS AG..........................  4,139         38,949
Zurich Financial Services AG....  257           40,707
                                            ----------
TOTAL SWITZERLAND...............               151,416
                                            ----------
UNITED KINGDOM -- 10.2%
Aviva PLC.......................  4,152         12,870
Barclays PLC....................  13,553        28,751
British Land Co. PLC............  2,076         10,734
Hardy Underwriting Bermuda
  Ltd. .........................  2,925         10,817
HSBC Holdings PLC...............  15,018        85,028
Lloyds Banking Group PLC........  15,004        15,205
Man Group PLC...................  3,033          9,499
Prudential PLC..................  3,491         16,863
Royal Bank of Scotland Group
  PLC...........................  23,118         8,118
RSA Insurance Group PLC.........  6,039         11,261
Safestore Holdings PLC..........  11,889         9,117
Standard Chartered PLC..........  1,793         22,269
Standard Life PLC...............  3,774          8,985
                                            ----------
TOTAL UNITED KINGDOM............               249,517
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $4,493,335).............             2,402,455
                                            ----------
RIGHTS -- 0.7%
BELGIUM -- 0.0% (B)
Fortis (expiring 7/4/14)
  (a)(c)........................  3,678              0
                                            ----------
SWEDEN -- 0.2%
Nordea Bank AB (expiring 4/3/09)
  (a)...........................  40,975         4,659
                                            ----------
UNITED KINGDOM -- 0.5%
HSBC Holdings PLC (expiring
  4/3/09) (a)...................  5,537         11,190
Royal Bank of Scotland Group PLC
  (expiring 4/6/09) (a).........  9,907              0
                                            ----------
TOTAL UNITED KINGDOM............                11,190
                                            ----------
TOTAL RIGHTS --
  (Cost $11,250)................                15,849
                                            ----------
SHORT TERM INVESTMENT -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio (Cost
  $967).........................  967              967
                                            ----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $4,505,552).............             2,419,271
OTHER ASSETS AND
  LIABILITIES -- 0.9%...........                21,826
                                            ----------
NET ASSETS -- 100.0%............            $2,441,097
                                            ==========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
REIT = Real Estate Investment Trust



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 97.6%
AUSTRALIA -- 4.0%
Cochlear, Ltd. ..................  439      $   15,282
CSL, Ltd. .......................  4,764       107,543
Primary Health Care, Ltd. .......  3,658        11,564
Sonic Healthcare, Ltd. ..........  4,786        36,811
                                            ----------
TOTAL AUSTRALIA..................              171,200
                                            ----------
BELGIUM -- 1.0%
UCB SA...........................  1,463        43,102
                                            ----------
CANADA -- 0.2%
MDS, Inc. (a)....................  1,671         7,849
                                            ----------
DENMARK -- 6.3%
Coloplast A/S (Class B)..........  533          32,779
Genmab A/S (a)...................  279          10,544
H. Lundbeck A/S..................  1,021        17,381
Novo-Nordisk A/S (Class B).......  4,174       199,777
William Demant A/S (a)...........  311          12,501
                                            ----------
TOTAL DENMARK....................              272,982
                                            ----------
FINLAND -- 0.6%
Orion Oyj (Class A)..............  919          13,287
Orion Oyj (Class B)..............  900          13,025
                                            ----------
TOTAL FINLAND....................               26,312
                                            ----------
FRANCE -- 9.8%
bioMerieux.......................  279          21,796
Essilor International SA.........  2,219        85,733
Ipsen SA.........................  524          20,169
Orpea (a)........................  848          33,518
Sanofi-Aventis...................  4,674       262,996
                                            ----------
TOTAL FRANCE.....................              424,212
                                            ----------
GERMANY -- 9.4%
Bayer AG.........................  3,871       185,023
Celesio AG.......................  1,236        22,778
Fresenius Medical Care AG & Co.
  KGaA...........................  2,145        83,330
Fresenius SE.....................  326          12,357
Merck KGaA.......................  588          51,962
Rhoen-Klinikum AG................  913          16,971
Schwarz Pharma AG................  141          21,454
Stada Arzneimittel AG............  692          11,319
                                            ----------
TOTAL GERMANY....................              405,194
                                            ----------
IRELAND -- 0.5%
Elan Corp. PLC (a)...............  3,348        23,470
                                            ----------
ITALY -- 0.3%
Recordati SpA....................  2,614        14,230
                                            ----------
JAPAN -- 19.0%
Alfresa Holdings Corp. ..........  200           7,249
Astellas Pharma, Inc. ...........  3,400       103,959
Chugai Pharmaceutical Co.,
  Ltd. ..........................  2,125        35,714
Daiichi Sankyo Co., Ltd. ........  5,100        85,095
Dainippon Sumitomo Pharma Co.,
  Ltd. ..........................  1,000         8,282
Eisai Co., Ltd. .................  2,400        69,981
Hisamitsu Pharmaceutical Co.,
  Inc. ..........................  600          18,467
Kyowa Hakko Kogyo Co., Ltd. .....  2,422        20,279
Mediceo Paltac Holdings Co.,
  Ltd. ..........................  1,600        17,025
Mitsubishi Tanabe Pharma Corp. ..  2,000        19,662
Olympus Corp. ...................  2,000        31,994
Ono Pharmaceutical Co., Ltd. ....  1,200        52,364
Shionogi & Co., Ltd. ............  3,000        51,149
Suzuken Co., Ltd. ...............  700          18,250
Taisho Pharmaceutical Co.,
  Ltd. ..........................  2,000        37,015
Takeda Pharmaceutical Co.,
  Ltd. ..........................  5,600       192,771
Terumo Corp. ....................  1,400        51,453
                                            ----------
TOTAL JAPAN......................              820,709
                                            ----------
NETHERLANDS -- 1.0%
OPG Groep NV.....................  1,126        10,300
Qiagen NV (a)....................  2,154        34,433
                                            ----------
TOTAL NETHERLANDS................               44,733
                                            ----------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare Corp.,
  Ltd. ..........................  10,469       18,882
                                            ----------
SINGAPORE -- 0.3%
Parkway Holdings, Ltd. ..........  16,000       12,209
                                            ----------
SPAIN -- 0.7%
Faes Farma SA (b)................  213             758
Faes Farma SA (b)................  1,707         6,074
Grifols SA.......................  1,583        22,804
                                            ----------
TOTAL SPAIN......................               29,636
                                            ----------
SWEDEN -- 1.0%
Elekta AB (Class B)..............  737           7,377
Getinge AB (Class B).............  2,936        28,322
Meda AB (Class A)................  1,635         9,651
                                            ----------
TOTAL SWEDEN.....................               45,350
                                            ----------
SWITZERLAND -- 25.9%
Acino Holding AG.................  67            9,016
Actelion, Ltd. (a)...............  1,072        48,978
Bachem Holding AG (Class B)......  497          27,100
Basilea Pharmaceutica AG (a).....  120           7,493
Coltene Holding AG...............  202           8,128
Galenica AG......................  78           22,552
Lonza Group AG...................  496          49,074
Nobel Biocare Holding AG.........  1,737        29,667
Novartis AG......................  8,709       329,962
Roche Holding AG (b).............  228          32,564
Roche Holding AG (b).............  2,882       395,909
Sonova Holding AG................  727          43,989
Straumann Holding AG.............  116          17,996
Synthes, Inc. ...................  804          89,659
Tecan Group AG...................  314           8,423
                                            ----------
TOTAL SWITZERLAND................            1,120,510
                                            ----------
UNITED KINGDOM -- 17.2%
AstraZeneca PLC..................  7,015       246,447
Consort Medical PLC..............  1,395         6,783
GlaxoSmithKline PLC..............  21,719      338,549
Hikma Pharmaceuticals PLC........  2,154        11,146
Shire, Ltd. .....................  5,683        70,298
Smith & Nephew PLC...............  7,997        49,518
SSL International PLC............  3,749        24,127
                                            ----------
TOTAL UNITED KINGDOM.............              746,868
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,047,665)..............            4,227,448
                                            ----------
PREFERRED STOCK -- 1.0%
GERMANY -- 1.0%
Fresenius SE (Cost $79,650)......  973          44,646
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SHORT TERM INVESTMENT -- 1.0%
UNITED STATES -- 1.0%
MONEY MARKET FUND -- 1.0%
STIC Prime Portfolio (Cost
  $42,282).......................  42,282   $   42,282
                                            ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $6,169,597)..............            4,314,376
OTHER ASSETS AND
  LIABILITIES -- 0.4%............               15,558
                                            ----------
NET ASSETS -- 100.0%.............           $4,329,934
                                            ==========




(a) Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 4.4%
Boom Logistics, Ltd. ............  47,383   $   14,979
Bradken, Ltd. ...................  4,610         5,301
Brambles, Ltd. ..................  5,970        19,910
GWA International, Ltd. .........  14,674       24,469
Leighton Holdings, Ltd. .........  581           7,791
Macquarie Infrastructure Group...  15,750       16,086
Toll Holdings, Ltd. .............  4,399        19,103
Transurban Group.................  7,768        25,205
Virgin Blue Holdings, Ltd. (a)...  4,321           766
                                            ----------
TOTAL AUSTRALIA..................              133,610
                                            ----------
AUSTRIA -- 0.8%
Andritz AG.......................  455          13,991
Zumtobel AG......................  1,352         9,783
                                            ----------
TOTAL AUSTRIA....................               23,774
                                            ----------
BELGIUM -- 0.5%
Bekaert NV.......................  233          15,712
                                            ----------
CANADA -- 4.7%
Bombardier, Inc. ................  4,976        11,628
CAE, Inc. .......................  2,290        13,887
Canadian National Railway Co. ...  1,538        55,254
Canadian Pacific Railway, Ltd. ..  649          19,354
SNC-Lavalin Group, Inc. .........  721          18,367
Toromont Industries Ltd. ........  1,304        24,315
                                            ----------
TOTAL CANADA.....................              142,805
                                            ----------
CHINA -- 2.4%
Hopewell Highway Infrastructure,
  Ltd. ..........................  48,000       27,066
Hutchison Whampoa, Ltd. .........  6,000        29,419
Jardine Matheson Holdings,
  Ltd. ..........................  951          17,308
                                            ----------
TOTAL CHINA......................               73,793
                                            ----------
DENMARK -- 1.9%
A P Moller -- Maersk A/S.........  5            21,926
FLSmidth & Co. A/S...............  275           6,986
NKT Holding A/S..................  356           6,171
Vestas Wind Systems A/S (a)......  563          24,688
                                            ----------
TOTAL DENMARK....................               59,771
                                            ----------
FINLAND -- 1.5%
Kone Oyj (Class B)...............  1,012        20,961
Metso Oyj........................  648           7,657
Wartsila Oyj (Class B)...........  455           9,599
YIT Oyj..........................  943           6,323
                                            ----------
TOTAL FINLAND....................               44,540
                                            ----------
FRANCE -- 8.0%
Air France-KLM...................  1,368        12,169
Alstom SA........................  627          32,454
Bouygues SA......................  963          34,419
Cie de Saint-Gobain..............  1,188        33,313
Eiffage SA.......................  273          12,697
Schneider Electric SA............  698          46,439
Vallourec SA.....................  180          16,684
Vinci SA.........................  1,496        55,525
                                            ----------
TOTAL FRANCE.....................              243,700
                                            ----------
GERMANY -- 8.6%
Deutsche Lufthansa AG............  1,611        17,475
Deutsche Post AG.................  2,504        26,962
GEA Group AG.....................  877           9,350
Hochtief AG......................  279          10,561
Kloeckner & Co. AG...............  445           4,390
MAN AG...........................  358          15,590
Pfeiffer Vacuum Technology AG....  308          18,197
Q-Cells AG (a)...................  165           3,216
SGL Carbon AG (a)................  331           7,889
Siemens AG.......................  2,498       142,647
Solarworld AG....................  362           7,411
                                            ----------
TOTAL GERMANY....................              263,688
                                            ----------
IRELAND -- 0.6%
DCC PLC..........................  1,308        19,798
                                            ----------
ITALY -- 2.4%
Ansaldo STS SpA..................  2,741        43,525
Autostrada Torino-Milano SpA.....  2,001        11,424
Finmeccanica SpA.................  1,496        18,611
                                            ----------
TOTAL ITALY......................               73,560
                                            ----------
JAPAN -- 32.3%
Asahi Glass Co., Ltd. ...........  4,000        21,019
Central Japan Railway Co. .......  6            33,654
Daikin Industries, Ltd. .........  900          24,420
East Japan Railway Co. ..........  1,000        51,939
Fanuc, Ltd. .....................  600          40,275
Futaba Corp. ....................  2,300        35,908
Hankyu Hanshin Holdings, Inc. ...  7,000        31,680
IHI Corp. (a)....................  12,000       13,607
Itochu Corp. ....................  5,000        24,198
Iwatani Corp. ...................  14,000       31,042
Jgc Corp. .......................  1,000        11,299
Kajima Corp. ....................  7,000        17,151
Kamigumi Co., Ltd. ..............  6,000        39,789
Kawasaki Heavy Industries,
  Ltd. ..........................  11,000       21,828
Kawasaki Kisen Kaisha, Ltd. .....  3,000         9,264
Kokuyo Co., Ltd. ................  3,800        27,701
Komatsu, Ltd. ...................  2,700        29,250
Kubota Corp. ....................  5,000        27,083
Marubeni Corp. ..................  5,000        15,440
MEITEC Corp. ....................  1,600        19,698
MISUMI Group, Inc. ..............  2,000        24,036
Mitsubishi Corp. ................  4,100        53,341
Mitsubishi Electric Corp. .......  6,000        26,790
Mitsubishi Heavy Industries,
  Ltd. ..........................  12,000       36,205
Mitsui & Co., Ltd. ..............  5,000        49,914
Mitsui OSK Lines, Ltd. ..........  4,000        19,480
NGK Insulators, Ltd. ............  1,000        15,237
Nippon Sheet Glass Co., Ltd. ....  5,000        12,251
Nippon Yusen KK..................  4,000        15,268
Secom Co., Ltd. .................  1,000        36,752
Sojitz Corp. ....................  6,000         7,107
Sumitomo Corp. ..................  3,900        33,286
Sumitomo Electric Industries,
  Ltd. ..........................  2,900        24,106
Sumitomo Heavy Industries,
  Ltd. ..........................  4,000        13,162
The Japan Steel Works, Ltd. .....  2,000        18,730
THK Co., Ltd. ...................  1,400        18,738
Tokyu Corp. .....................  6,000        25,028
Yamato Holdings Co., Ltd. .......  3,000        28,156
                                            ----------
TOTAL JAPAN......................              983,832
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
NETHERLANDS -- 3.9%
Aalberts Industries NV...........  1,457    $    7,854
European Aeronautic Defence and
  Space Co. NV...................  1,861        21,645
Koninklijke (Royal) Philips
  Electronics NV.................  2,829        41,617
Koninklijke BAM Groep NV.........  1,225        10,883
Randstad Holding NV..............  677          11,487
TNT NV...........................  1,450        24,796
                                            ----------
TOTAL NETHERLANDS................              118,282
                                            ----------
NORWAY -- 1.0%
Orkla ASA........................  3,552        24,304
Renewable Energy Corp AS (a).....  638           5,509
                                            ----------
TOTAL NORWAY.....................               29,813
                                            ----------
SINGAPORE -- 2.3%
Fraser and Neave, Ltd. ..........  11,000       18,307
Haw Par Corp., Ltd. .............  12,000       27,628
Keppel Corp., Ltd. ..............  5,000        16,478
Neptune Orient Lines, Ltd. ......  9,000         6,986
                                            ----------
TOTAL SINGAPORE..................               69,399
                                            ----------
SPAIN -- 3.2%
Abertis Infraestructuras SA......  1,924        30,067
ACS, Actividades de Construccion
  y Servicios SA.................  1,025        42,514
Gamesa Corp. Tecnologica SA......  657           8,426
Grupo Ferrovial SA...............  506          10,789
Sacyr Vallehermoso SA............  833           6,415
                                            ----------
TOTAL SPAIN......................               98,211
                                            ----------
SWEDEN -- 3.9%
Alfa Laval AB....................  1,813        13,651
Atlas Copco AB (Class B).........  3,461        23,444
B&B Tools AB.....................  1,164         6,223
Loomis AB (Class B) (a)..........  492           3,779
Sandvik AB.......................  3,464        19,735
Securitas AB (Class B)...........  2,464        17,882
Trelleborg AB (Class B)..........  2,240         8,481
Volvo AB ADR (Class A)...........  4,662        24,699
                                            ----------
TOTAL SWEDEN.....................              117,894
                                            ----------
SWITZERLAND -- 6.4%
ABB, Ltd. (a)....................  6,498        90,808
Adecco SA........................  626          19,589
Geberit AG.......................  220          19,793
Kaba Holding AG..................  109          16,776
Kuehne & Nagel International AG..  354          20,688
SGS SA...........................  27           28,376
                                            ----------
TOTAL SWITZERLAND................              196,030
                                            ----------
UNITED KINGDOM -- 10.3%
Aggreko PLC......................  1,867        13,160
Babcock International Group PLC..  2,122        13,064
BAE Systems PLC..................  10,791       51,738
British Airways PLC..............  4,906         9,901
Capita Group PLC.................  3,805        37,005
Charter International PLC........  999           6,530
De La Rue PLC....................  1,296        18,056
Experian PLC.....................  4,685        29,329
FirstGroup PLC...................  3,352        12,852
Intertek Group PLC...............  1,561        19,813
Invensys PLC (a).................  3,313         7,897
Rentokil Initial PLC.............  13,709        8,744
Rolls-Royce Group PLC (a)........  6,999        29,494
Serco Group PLC..................  4,137        21,688
Smiths Group PLC.................  2,177        20,875
Wolseley PLC (a).................  3,888        12,859
                                            ----------
TOTAL UNITED KINGDOM.............              313,005
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,478,658)..............            3,021,217
                                            ----------
SHORT TERM INVESTMENT -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio (Cost
  $11,288).......................  11,288       11,288
                                            ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $5,489,946)..............            3,032,505
OTHER ASSETS AND
  LIABILITIES -- 0.5%............               14,413
                                            ----------
NET ASSETS -- 100.0%.............           $3,046,918
                                            ==========




(a) Non-income producing security.
ADR = American Depositary Receipt



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.0%
AUSTRALIA -- 15.7%
Alumina, Ltd. ...................  7,639    $    6,794
Amcor, Ltd. .....................  562           1,738
BHP Billiton, Ltd. ..............  12,139      269,135
BlueScope Steel, Ltd. ...........  5,261         9,394
Boral, Ltd. .....................  6,619        16,602
Fortescue Metals Group, Ltd.
  (a)............................  6,257        11,086
Iluka Resources, Ltd. (a)........  5,281        14,787
Incitec Pivot, Ltd. .............  5,420         7,984
Mineral Deposits, Ltd. (a).......  3,359         1,564
Newcrest Mining, Ltd. ...........  1,947        44,276
OneSteel, Ltd. ..................  6,585        10,294
Orica, Ltd. .....................  1,773        18,219
OZ Minerals, Ltd. ...............  16,193        6,188
Rio Tinto, Ltd. .................  1,018        40,012
Sims Metal Management, Ltd. .....  1,329        15,513
                                            ----------
TOTAL AUSTRALIA..................              473,586
                                            ----------
AUSTRIA -- 0.6%
RHI AG (a).......................  798          11,030
Voestalpine AG...................  635           8,304
                                            ----------
TOTAL AUSTRIA....................               19,334
                                            ----------
BELGIUM -- 1.3%
Tessenderlo Chemie NV............  784          23,837
Umicore..........................  824          15,212
                                            ----------
TOTAL BELGIUM....................               39,049
                                            ----------
CANADA -- 17.9%
Agnico-Eagle Mines, Ltd. ........  660          38,016
Agrium, Inc. ....................  662          24,041
Barrick Gold Corp. ..............  3,315       107,527
ECU Silver Mining, Inc. (a)......  1,700           621
Eldorado Gold Corp. (a)..........  2,904        26,313
Equinox Minerals, Ltd. (a).......  3,393         4,989
First Quantum Minerals, Ltd. ....  392          11,061
FNX Mining Co., Inc. (a).........  862           3,090
Forsys Metals Corp. (a)..........  600           1,908
Gammon Gold, Inc. (a)............  300           1,974
Gerdau Ameristeel Corp. .........  1,428         4,313
Goldcorp, Inc. ..................  2,735        92,257
HudBay Minerals, Inc. (a)........  700           3,288
Inmet Mining Corp. ..............  342           8,486
Ivanhoe Mines, Ltd. (a)..........  1,695        10,481
Kinross Gold Corp. ..............  2,376        43,265
Lundin Mining Corp. (a)..........  2,852         4,534
Pan American Silver Corp. (a)....  681          12,054
Potash Corp. of Saskatchewan,
  Inc. ..........................  1,126        91,242
Sherritt International Corp. ....  2,315         5,428
Silver Wheaton Corp. (a).........  791           6,507
Sino-Forest Corp. (a)............  646           4,513
Teck Cominco, Ltd. (Class B).....  1,925        10,787
Thompson Creek Metals Co., Inc.
  (a)............................  442           1,746
Yamana Gold, Inc. ...............  2,472        23,126
                                            ----------
TOTAL CANADA.....................              541,567
                                            ----------
CHINA -- 0.7%
AMVIG Holdings, Ltd. ............  6,000         3,368
China Grand Forestry Green
  Resources Group, Ltd. (a)......  56,000        2,204
China Mining Resources Group,
  Ltd. (a).......................  40,000        1,342
China Rare Earth Holdings,
  Ltd. ..........................  36,000        4,088
Fushan International Energy
  Group, Ltd. (a)................  28,000        5,889
Sino Union Petroleum & Chemical
  International, Ltd.(a).........  30,000        2,903
                                            ----------
TOTAL CHINA......................               19,794
                                            ----------
DENMARK -- 1.0%
Novozymes A/S....................  416          30,033
                                            ----------
FINLAND -- 1.6%
Rautaruukki Oyj..................  899          14,395
Stora Enso Oyj (a)...............  4,345        15,403
UPM-Kymmene Oyj..................  3,049        17,609
                                            ----------
TOTAL FINLAND....................               47,407
                                            ----------
FRANCE -- 3.8%
Air Liquide SA...................  1,012        82,291
Eramet...........................  14            3,078
Lafarge SA.......................  662          29,787
                                            ----------
TOTAL FRANCE.....................              115,156
                                            ----------
GERMANY -- 6.9%
BASF SE..........................  2,829        85,601
K+S AG...........................  608          28,197
Lanxess AG.......................  736          12,537
Linde AG.........................  560          38,053
Salzgitter AG....................  257          14,358
ThyssenKrupp AG..................  1,770        30,950
                                            ----------
TOTAL GERMANY....................              209,696
                                            ----------
IRELAND -- 1.6%
CRH PLC..........................  2,201        47,393
                                            ----------
ITALY -- 0.5%
Buzzi Unicem SpA.................  1,346        15,092
                                            ----------
JAPAN -- 18.6%
Asahi Kasei Corp. ...............  8,000        28,754
Denki Kagaku Kogyo Kabushiki
  Kaisha.........................  11,000       19,713
JFE Holdings, Inc. ..............  2,300        49,949
JSR Corp. .......................  1,600        18,548
Kobe Steel, Ltd. ................  19,000       24,238
Mitsubishi Chemical Holdings
  Corp. .........................  5,500        18,710
Mitsubishi Materials Corp. ......  8,000        21,464
Mitsubishi Rayon Co., Ltd. ......  9,000        17,222
Mitsui Chemicals, Inc. ..........  6,000        14,519
Mitsui Mining & Smelting Co.,
  Ltd.(a)........................  14,000       22,963
Nippon Steel Corp. ..............  23,000       61,243
Nitto Denko Corp. ...............  1,000        20,300
Shin-Etsu Chemical Co., Ltd. ....  1,500        72,441
Sumitomo Chemical Co., Ltd. .....  7,000        23,600
Sumitomo Metal Industries,
  Ltd. ..........................  17,000       33,907
Sumitomo Metal Mining Co.,
  Ltd. ..........................  3,000        28,582
Taiheiyo Cement Corp. ...........  14,000       20,411
Teijin, Ltd. ....................  10,000       21,565
Toray Industries, Inc. ..........  7,000        27,994
Ube Industries, Ltd. ............  8,000        14,417
                                            ----------
TOTAL JAPAN......................              560,540
                                            ----------
LUXEMBOURG -- 2.0%
ArcelorMittal....................  2,916        59,138
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
NETHERLANDS -- 2.2%
Akzo Nobel NV....................  1,088    $   41,162
Koninklijke DSM NV...............  925          24,335
                                            ----------
TOTAL NETHERLANDS................               65,497
                                            ----------
NORWAY -- 0.8%
Norsk Hydro ASA..................  2,478         9,322
Yara International ASA...........  736          16,050
                                            ----------
TOTAL NORWAY.....................               25,372
                                            ----------
PAPUA NEW GUINEA -- 0.9%
Lihir Gold, Ltd. (a).............  11,255       25,650
                                            ----------
PORTUGAL -- 0.8%
Semapa-Sociedade de Investimento
  e Gestao, SGPS, SA.............  2,724        22,966
                                            ----------
SINGAPORE -- 0.1%
Delong Holdings, Ltd. ...........  3,000         1,381
Jiutian Chemical Group, Ltd. ....  63,000        1,658
                                            ----------
TOTAL SINGAPORE..................                3,039
                                            ----------
SOUTH KOREA -- 1.6%
POSCO ADR........................  720          48,118
                                            ----------
SPAIN -- 0.4%
Cementos Portland Valderrivas
  SA.............................  563          13,268
                                            ----------
SWEDEN -- 1.0%
Boliden AB Mines.................  2,867        14,704
SSAB Svenskt Stal AB (Series A)..  1,965        16,638
                                            ----------
TOTAL SWEDEN.....................               31,342
                                            ----------
SWITZERLAND -- 5.5%
Givaudan SA......................  81           42,030
Holcim, Ltd. ....................  803          28,658
Syngenta AG......................  399          80,498
Xstrata PLC......................  2,265        15,153
                                            ----------
TOTAL SWITZERLAND................              166,339
                                            ----------
UNITED KINGDOM -- 13.5%
Anglo American PLC...............  4,792        81,462
Antofagasta PLC..................  2,244        16,227
BHP Billiton PLC.................  7,799       154,825
Kazakhmys PLC....................  707           3,759
Lonmin PLC.......................  717          14,624
Randgold Resources, Ltd. ........  492          25,987
Rio Tinto PLC....................  3,184       107,249
Vedanta Resources PLC............  473           4,580
                                            ----------
TOTAL UNITED KINGDOM.............              408,713
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,158,711)..............            2,988,089
                                            ----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio (Cost
  $2,209)........................  2,209         2,209
                                            ----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $6,160,920)..............            2,990,298
OTHER ASSETS AND
  LIABILITIES -- 0.9%............               27,220
                                            ----------
NET ASSETS -- 100.0%.............           $3,017,518
                                            ==========




(a) Non-income producing security.
ADR = American Depositary Receipt



See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.0%
AUSTRALIA -- 1.2%
Computershare, Ltd. .............  3,814    $   23,267
Iress Market Technology, Ltd. ...  4,705        18,306
                                            ----------
TOTAL AUSTRALIA..................               41,573
                                            ----------
BELGIUM -- 0.2%
Barco NV.........................  425           6,066
                                            ----------
CANADA -- 4.8%
CGI Group, Inc. (Class A) (a)....  2,981        24,120
MacDonald Dettwiler & Associates,
  Ltd. (a).......................  533          10,544
Research In Motion, Ltd. (a).....  2,908       125,945
                                            ----------
TOTAL CANADA.....................              160,609
                                            ----------
CHINA -- 0.3%
ASM Pacific Technology, Ltd. ....  2,700         9,459
                                            ----------
DENMARK -- 0.4%
SimCorp A/S (a)..................  116          12,407
                                            ----------
FINLAND -- 8.9%
F-Secure Oyj.....................  4,948        13,468
Nokia Oyj........................  21,568      254,286
TietoEnator Oyj..................  1,092        11,323
Vaisala Oyj (Class A)............  635          17,890
                                            ----------
TOTAL FINLAND....................              296,967
                                            ----------
FRANCE -- 3.4%
Alcatel-Lucent (a)...............  14,888       28,029
Atos Origin SA...................  576          14,783
Cap Gemini SA....................  982          31,578
Groupe Steria SCA................  786          11,098
Neopost SA.......................  239          18,533
UbiSoft Entertainment SA (a).....  534           9,756
                                            ----------
TOTAL FRANCE.....................              113,777
                                            ----------
GERMANY -- 6.9%
Infineon Technologies AG (a).....  5,387         6,223
SAP AG...........................  4,862       172,227
Software AG......................  304          21,654
United Internet AG...............  1,378        11,508
Wincor Nixdorf AG................  363          16,439
                                            ----------
TOTAL GERMANY....................              228,051
                                            ----------
JAPAN -- 43.1%
Advantest Corp. .................  1,600        23,667
Alps Electric Co., Ltd. .........  2,000         6,824
Brother Industries, Ltd. ........  1,900        13,908
Canon, Inc. .....................  6,600       188,438
Citizen Holdings Co., Ltd. ......  2,400         9,720
CSK Holdings Corp. (a)...........  1,300         3,185
Dainippon Screen Manufacturing
  Co., Ltd. (a)..................  5,000         8,403
Elpida Memory, Inc. (a)..........  900           6,196
FUJIFILM Holdings Corp. .........  2,200        47,332
Fujitsu, Ltd. ...................  12,000       44,345
Hirose Electric Co., Ltd. .......  300          28,733
Hitachi High-Technologies
  Corp. .........................  900          12,602
Hitachi, Ltd. ...................  17,000       45,783
Horiba, Ltd. ....................  700          11,921
Hoya Corp. ......................  2,400        46,897
Ibiden Co., Ltd. ................  1,000        23,944
IT Holdings Corp. ...............  1,000        11,481
Japan Aviation Electronics
  Industry, Ltd. ................  2,000         9,780
Japan Digital Laboratory Co.,
  Ltd. ..........................  1,700        14,028
Keyence Corp. ...................  220          41,207
Konami Corp. ....................  800          11,971
Konica Minolta Holdings, Inc. ...  3,000        25,453
Kyocera Corp. ...................  900          59,046
Mitsumi Electric Co., Ltd. ......  1,000        14,276
Murata Manufacturing Co., Ltd. ..  1,300        49,752
NEC Corp. (a)....................  13,000       34,747
Nichicon Corp. ..................  2,400        18,030
Nidec Corp. .....................  600          26,729
Nintendo Co., Ltd. ..............  600         172,826
Nippon Electric Glass Co.,
  Ltd. ..........................  3,000        20,836
Nomura Research Institute,
  Ltd. ..........................  1,000        15,491
NTT Data Corp. ..................  10           27,053
OBIC Co., Ltd. ..................  130          16,189
Oki Electric Industry Co., Ltd.
  (a)............................  12,000        7,654
OMRON Corp. .....................  1,400        16,400
Ricoh Co., Ltd. .................  3,000        35,324
Rohm Co., Ltd. ..................  700          34,656
Seiko Epson Corp. ...............  1,000        13,486
Shimadzu Corp. ..................  2,000        12,737
SUMCO Corp. .....................  1,100        16,060
Taiyo Yuden Co., Ltd. ...........  2,000        15,065
TDK Corp. .......................  800          29,564
Tokyo Electron, Ltd. ............  1,000        36,853
Toshiba Corp. ...................  17,000       43,718
Trend Micro, Inc. ...............  500          14,022
Yahoo! Japan Corp. ..............  104          27,240
Yamatake Corp. ..................  700          11,970
Yaskawa Electric Corp. ..........  3,000        12,909
Yokogawa Electric Corp. .........  2,600        10,372
                                            ----------
TOTAL JAPAN......................            1,428,823
                                            ----------
NETHERLANDS -- 2.3%
ASM International NV (a).........  631           5,236
ASML Holding NV..................  2,624        46,510
Gemalto NV (a)...................  758          21,638
Oce NV...........................  1,456         4,332
                                            ----------
TOTAL NETHERLANDS................               77,716
                                            ----------
NORWAY -- 0.6%
Tandberg ASA.....................  1,278        18,757
                                            ----------
SINGAPORE -- 0.9%
Flextronics International, Ltd.
  (a)............................  5,628        16,265
Venture Corp., Ltd. .............  4,000        13,261
                                            ----------
TOTAL SINGAPORE..................               29,526
                                            ----------
SOUTH KOREA -- 14.7%
LG Display Co., Ltd. ADR.........  5,009        51,192
Samsung Electronics Co., Ltd. GDR
  (b)............................  2,131       435,257
                                            ----------
TOTAL SOUTH KOREA................              486,449
                                            ----------
SPAIN -- 1.3%
Amper, SA........................  1,605        10,953
Indra Sistemas, SA...............  1,728        33,313
                                            ----------
TOTAL SPAIN......................               44,266
                                            ----------
SWEDEN -- 4.6%
Telefonaktiebolaget LM Ericsson
  (Class B)......................  18,605      151,904
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SWITZERLAND -- 1.4%
Logitech International SA (a)....  1,221    $   12,661
STMicroelectronics NV............  5,520        27,630
Temenos Group AG (a).............  617           6,674
                                            ----------
TOTAL SWITZERLAND................               46,965
                                            ----------
UNITED KINGDOM -- 4.0%
ARM Holdings PLC.................  13,267       19,492
Autonomy Corp. PLC (a)...........  1,542        28,843
Aveva Group PLC..................  753           6,087
Dimension Data Holdings PLC......  22,332       13,044
Diploma PLC......................  6,318         8,377
Logica PLC.......................  13,367       12,214
Misys PLC........................  7,400        13,365
Spectris PLC.....................  1,427         8,233
The Sage Group PLC...............  9,428        22,865
                                            ----------
TOTAL UNITED KINGDOM.............              132,520
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,516,628)..............            3,285,835
                                            ----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio (Cost
  $2,146)........................  2,146         2,146
                                            ----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $5,518,774)..............            3,287,981
OTHER ASSETS AND
  LIABILITIES -- 0.9%............               30,057
                                            ----------
NET ASSETS -- 100.0%.............           $3,318,038
                                            ==========




(a) Non-income producing security.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 13.12% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.4%
AUSTRALIA -- 1.3%
Telstra Corp., Ltd. ............   21,156   $   47,184
                                            ----------
AUSTRIA -- 1.4%
Telekom Austria AG..............    3,244       49,100
                                            ----------
BELGIUM -- 2.3%
Belgacom SA.....................    1,557       48,787
Mobistar SA.....................      294       18,561
Telenet Group Holding NV (a)....      854       14,445
                                            ----------
TOTAL BELGIUM...................                81,793
                                            ----------
CANADA -- 6.1%
BCE, Inc. ......................    2,175       43,283
Bell Aliant Regional
  Communications Income Fund....      544       10,420
Rogers Communications, Inc. ....    5,168      117,985
Telus Corp. ....................    1,269       33,451
Telus Corp. (non -- voting).....      544       14,995
                                            ----------
TOTAL CANADA....................               220,134
                                            ----------
CHINA -- 0.7%
Hutchison Telecommunications
  International, Ltd. ..........   20,000        6,245
PCCW, Ltd. .....................   40,000       20,542
                                            ----------
TOTAL CHINA.....................                26,787
                                            ----------
FINLAND -- 0.6%
Elisa Oyj.......................    1,450       21,158
                                            ----------
FRANCE -- 6.5%
France Telecom SA...............   10,346      235,579
                                            ----------
GERMANY -- 6.2%
Deutsche Telekom AG.............   18,220      226,183
                                            ----------
ITALY -- 4.6%
Telecom Italia SpA (b)..........   89,746      115,700
Telecom Italia SpA (b)..........   49,715       50,594
                                            ----------
TOTAL ITALY.....................               166,294
                                            ----------
JAPAN -- 13.7%
KDDI Corp. .....................       25      116,938
Nippon Telegraph & Telephone
  Corp. ........................    3,600      135,952
NTT DoCoMo, Inc. ...............      121      163,792
Softbank Corp. .................    6,300       80,114
                                            ----------
TOTAL JAPAN.....................               496,796
                                            ----------
LUXEMBOURG -- 0.8%
COLT Telecom Group SA (a).......    5,970        7,445
Millicom International Cellular
  SA............................      531       19,668
                                            ----------
TOTAL LUXEMBOURG................                27,113
                                            ----------
NETHERLANDS -- 5.0%
Koninklijke Royal KPN NV........   13,422      179,273
                                            ----------
NEW ZEALAND -- 0.3%
Telecom Corporation of New
  Zealand, Ltd. ................    8,459       11,008
                                            ----------
NORWAY -- 1.0%
Telenor ASA.....................    6,162       35,135
                                            ----------
PORTUGAL -- 1.9%
Portugal Telecom, SGPS SA.......    8,768       67,869
                                            ----------
SINGAPORE -- 3.4%
Singapore Telecommunications,
  Ltd. .........................   69,000      114,834
StarHub, Ltd. ..................    7,000        9,071
                                            ----------
TOTAL SINGAPORE.................               123,905
                                            ----------
SOUTH KOREA -- 2.8%
KT Corp. ADR....................    3,377       46,569
SK Telecom Co., Ltd. ADR........    3,538       54,662
                                            ----------
TOTAL SOUTH KOREA...............               101,231
                                            ----------
SPAIN -- 15.8%
Telefonica SA...................   28,759      573,514
                                            ----------
SWEDEN -- 3.3%
Tele2 AB (Class B)..............    2,608       21,924
TeliaSonera AB..................   20,717       99,234
                                            ----------
TOTAL SWEDEN....................               121,158
                                            ----------
SWITZERLAND -- 1.6%
Swisscom AG.....................      205       57,648
                                            ----------
UNITED KINGDOM -- 20.1%
BT Group PLC....................   68,874       77,200
Cable & Wireless PLC............   21,211       42,412
Inmarsat PLC....................    4,056       28,443
Vodafone Group PLC..............  330,117      580,821
                                            ----------
TOTAL UNITED KINGDOM............               728,876
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,331,534).............             3,597,738
                                            ----------
SHORT TERM INVESTMENT -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio (Cost
  $4,985).......................    4,985        4,985
                                            ----------
TOTAL INVESTMENTS -- 99.5%
  (Cost $5,336,519).............             3,602,723
OTHER ASSETS AND
  LIABILITIES -- 0.5%...........                18,133
                                            ----------
NET ASSETS -- 100.0%............            $3,620,856
                                            ==========




(a) Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 100.0%
AUSTRALIA -- 2.3%
AGL Energy, Ltd. ................   3,871   $   40,236
APA Group........................  10,653       21,761
Envestra, Ltd. ..................  77,924       18,950
                                            ----------
TOTAL AUSTRALIA..................               80,947
                                            ----------
AUSTRIA -- 0.7%
Oesterreichische
  Elektrizitaetswirtschafts AG...     611       23,193
                                            ----------
CANADA -- 2.1%
ATCO, Ltd. ......................     733       20,974
Fortis, Inc. ....................   1,605       28,244
TransAlta Corp. .................   1,816       26,630
                                            ----------
TOTAL CANADA.....................               75,848
                                            ----------
CHINA -- 5.9%
CLP Holdings, Ltd. ..............  12,000       82,452
Hong Kong & China Gas Co.,
  Ltd. ..........................  35,000       55,187
HongKong Electric Holdings,
  Ltd. ..........................  12,500       74,193
                                            ----------
TOTAL CHINA......................              211,832
                                            ----------
FINLAND -- 1.5%
Fortum Oyj.......................   2,890       55,062
                                            ----------
FRANCE -- 13.2%
Electricite de France............   1,732       67,918
GDF Suez.........................   9,295      319,014
Sechilienne SA...................     298        9,441
Suez Environnement SA (a)........   1,400       20,586
Veolia Environnement.............   2,620       54,683
                                            ----------
TOTAL FRANCE.....................              471,642
                                            ----------
GERMANY -- 16.7%
E.ON AG..........................  13,355      370,764
RWE AG...........................   3,190      223,670
                                            ----------
TOTAL GERMANY....................              594,434
                                            ----------
ITALY -- 6.7%
A2A SpA..........................  13,174       19,992
Enel SpA.........................  28,171      135,117
Hera SpA.........................   7,165       11,787
Snam Rete Gas SpA................   7,082       37,987
Terna -- Rete Elettrica Nationale
  SpA............................  11,081       34,500
                                            ----------
TOTAL ITALY......................              239,383
                                            ----------
JAPAN -- 21.4%
Chubu Electric Power Co., Inc. ..   4,400       96,669
Electric Power Development Co.,
  Ltd. ..........................   1,300       38,433
Hokuriku Electric Power Co. .....   1,394       33,449
Kyushu Electric Power Co.,
  Inc. ..........................   3,300       73,838
Osaka Gas Co., Ltd. .............  16,000       49,894
The Chugoku Electric Power Co.,
  Inc. ..........................   1,992       43,160
The Kansai Electric Power Co.,
  Inc. ..........................   4,912      106,426
The Tokyo Electric Power Co.,
  Inc. ..........................   7,419      184,780
Tohoku Electric Power Co.,
  Inc. ..........................   3,280       71,896
Tokyo Gas Co., Ltd. .............  18,000       62,873
                                            ----------
TOTAL JAPAN......................              761,418
                                            ----------
NEW ZEALAND -- 0.4%
Vector, Ltd. ....................  11,600       15,095
                                            ----------
PORTUGAL -- 1.3%
EDP -- Energias de Portugal SA...  13,590       47,148
                                            ----------
SPAIN -- 14.5%
Acciona SA.......................     200       20,566
EDP Renovaveis SA (a)............   2,626       21,439
Enagas...........................   2,081       29,481
Gas Natural SDG SA (c)...........   2,178       29,756
Gas Natural SDG SA (a)(b)........   2,378       32,488
Iberdrola Renovables SA (a)......   5,892       24,407
Iberdrola SA.....................  33,597      235,524
Red Electrica Corporacion SA.....     886       34,584
Union Fenosa SA..................   3,687       88,114
                                            ----------
TOTAL SPAIN......................              516,359
                                            ----------
SWITZERLAND -- 0.3%
BKW FMB Energie AG...............     150       10,817
                                            ----------
UNITED KINGDOM -- 13.0%
Centrica PLC.....................  34,828      113,695
Drax Group PLC...................   2,592       19,189
International Power PLC..........  10,584       31,934
National Grid PLC................  16,713      128,282
Pennon Group PLC.................   2,986       17,334
Scottish & Southern Energy PLC...   5,854       93,054
Severn Trent PLC.................   1,877       26,635
United Utilities Group PLC.......   4,734       32,808
                                            ----------
TOTAL UNITED KINGDOM.............              462,931
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,844,344)..............            3,566,109
                                            ----------
SHORT TERM INVESTMENT -- 0.0% (C)
UNITED STATES -- 0.0%(C)
MONEY MARKET FUND -- 0.0% (C)
STIC Prime Portfolio (Cost
  $872)..........................     872          872
                                            ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,845,216)..............            3,566,981
OTHER ASSETS AND
  LIABILITIES -- 0.0% (C)........                  136
                                            ----------
NET ASSETS -- 100.0%.............           $3,567,117
                                            ==========




(a) Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c) Amount represents less than 0.05% of net assets.


See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                      SPDR
                                                                      SPDR             DJ
                                                                       DJ             EURO
                                                                    STOXX 50        STOXX 50
                                                                       ETF            ETF
                                                                  ------------   -------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).......  $ 43,324,015   $ 106,913,482
  Investments in affiliated issuers, at value (Note 2 and Note
     3).........................................................     1,433,086       4,865,021
                                                                  ------------   -------------
     Total Investments..........................................    44,757,101     111,778,503
  Foreign currency, at value....................................       533,086          65,189
  Margin deposit on futures.....................................            --              --
  Receivable for investments sold...............................            --              --
  Receivable for fund shares sold in-kind.......................            --              --
  Receivable for foreign taxes recoverable......................       102,101         100,247
  Dividends receivable..........................................       123,089          79,064
                                                                  ------------   -------------
       TOTAL ASSETS.............................................    45,515,377     112,023,003
                                                                  ------------   -------------

LIABILITIES
  Cash collateral for securities loaned.........................     1,433,086       4,865,021
  Payable for investments purchased.............................            --              --
  Income distributions payable..................................        96,150         240,287
  Payable for fund shares repurchased in-kind...................            --              --
  Payable for variation margin on futures contracts.............            --              --
  Accrued advisory fee (Note 3).................................        32,334          81,186
  Accrued trustees' fees (Note 3)...............................           310             817
                                                                  ------------   -------------
       TOTAL LIABILITIES........................................     1,561,880       5,187,311
                                                                  ------------   -------------
       NET ASSETS...............................................  $ 43,953,497   $ 106,835,692
                                                                  ============   =============
NET ASSETS CONSISTS OF:
  Paid in capital (Note 4)......................................  $ 97,628,210   $ 255,780,888
  Undistributed (distributions in excess of) net investment
     income.....................................................       485,040        (192,247)
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures..........................    (7,911,947)    (10,206,847)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0,
       $52,804, $0, $14,698, $0, $0, respectively)..............   (46,234,073)   (138,539,626)
     Foreign currency related transactions......................       (13,733)         (6,476)
     Futures....................................................            --              --
                                                                  ------------   -------------
       NET ASSETS...............................................  $ 43,953,497   $ 106,835,692
                                                                  ============   =============
NET ASSET VALUE PER SHARE
  Net asset value per share.....................................  $      23.75   $       27.04
                                                                  ============   =============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).....................................................     1,850,316       3,950,756
                                                                  ============   =============
COST OF INVESTMENTS:
  Unaffiliated issuers..........................................  $ 89,558,088   $ 245,453,108
  Affiliated issuers (Note 3)...................................     1,433,086       4,865,021
                                                                  ------------   -------------
  Total cost of investments.....................................  $ 90,991,174   $ 250,318,129
                                                                  ============   =============
  Foreign currency, at cost.....................................  $    541,593   $      66,475
                                                                  ============   =============



* Includes $1,405,135, $4,803,180, $4,883,273, $4,226,748, $5,037,897,
  $16,184,503, $1,119,389 respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P          SPDR          SPDR S&P           SPDR          SPDR S&P
         EMERGING           S&P          EMERGING           S&P           EMERGING
       ASIA PACIFIC        CHINA          MARKETS         BRIC 40          EUROPE
           ETF              ETF             ETF             ETF              ETF
       ------------    ------------    ------------    -------------    ------------

       $166,468,436    $180,192,513    $ 45,869,620    $ 120,455,370    $ 36,407,340
          4,962,281       4,204,649       5,180,203       17,096,911       1,160,605
       ------------    ------------    ------------    -------------    ------------
        171,430,717     184,397,162      51,049,823      137,552,281      37,567,945
            674,852          65,351       1,051,387              181          79,232
              9,350              --         782,013               --              --
                --               --              --        1,974,628           5,025
          4,374,478              --              --               --              --
              2,302              --             887               --           9,946
            133,284          55,052         153,480          390,822          56,993
       ------------    ------------    ------------    -------------    ------------
        176,624,983     184,517,565      53,037,590      139,917,912      37,719,141
       ------------    ------------    ------------    -------------    ------------


          4,962,281       4,204,649       5,180,203       17,096,911       1,160,605
            749,377              --              --        2,111,322           4,934
                 --              --              --               --              --
          2,486,448              --              --               --           5,023
                600              --           1,300               --              --
            213,486         205,899          65,420          135,434          41,727
                843             765             236              760             203
       ------------    ------------    ------------    -------------    ------------
          8,413,035       4,411,313       5,247,159       19,344,427       1,212,492
       ------------    ------------    ------------    -------------    ------------
       $168,211,948    $180,106,252    $ 47,790,431    $ 120,573,485    $ 36,506,649
       ============    ============    ============    =============    ============

       $248,639,184    $258,841,929    $ 72,062,428    $ 266,176,050    $ 94,908,556
            (65,544)       (889,714)       (350,332)         289,867         113,283

         (4,844,196)     (4,626,614)     (2,020,461)     (29,379,324)    (11,786,844)


        (75,522,011)    (73,217,435)    (21,772,486)    (116,513,116)    (46,720,707)
             (4,235)         (1,914)        (49,377)               8          (7,639)
              8,750              --         (79,341)              --              --
       ------------    ------------    ------------    -------------    ------------
       $168,211,948    $180,106,252    $ 47,790,431    $ 120,573,485    $ 36,506,649
       ============    ============    ============    =============    ============

       $      44.27    $      45.03    $      36.76    $       14.70    $      22.82
       ============    ============    ============    =============    ============
          3,800,000       4,000,000       1,300,000        8,200,000       1,600,000
       ============    ============    ============    =============    ============

       $241,990,447    $253,409,948    $ 67,637,007    $ 236,968,486    $ 83,128,047
          4,962,281       4,204,649       5,180,203       17,096,911       1,160,605
       ------------    ------------    ------------    -------------    ------------
       $246,952,728    $257,614,597    $ 72,817,210    $ 254,065,397    $ 84,288,652
       ============    ============    ============    =============    ============
       $    674,572    $     67,260    $  1,100,017    $         181    $     81,066
       ============    ============    ============    =============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                                   SPDR S&P
                                                                   SPDR S&P        EMERGING
                                                                   EMERGING     MIDDLE EAST &
                                                                LATIN AMERICA       AFRICA
                                                                     ETF             ETF
                                                                -------------   -------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).....   $ 47,741,007    $ 80,847,766
  Investments in affiliated issuers, at value (Note 2 and Note
     3).......................................................     13,084,121       1,508,608
                                                                 ------------    ------------
     Total Investments........................................     60,825,128      82,356,374
  Foreign currency, at value..................................         84,136         537,270
  Cash........................................................             --              --
  Receivable for investments sold.............................             --          26,855
  Receivable for fund shares sold in-kind.....................             --              --
  Receivable for foreign taxes recoverable....................             --              --
  Dividends receivable........................................        406,241         322,193
                                                                 ------------    ------------
       TOTAL ASSETS...........................................     61,315,505      83,242,692
                                                                 ------------    ------------

LIABILITIES
  Cash collateral for securities loaned.......................     13,084,121       1,508,608
  Payable for investments purchased...........................             --              --
  Income distributions payable................................             --              --
  Accrued advisory fee (Note 3)...............................         68,589         125,698
  Accrued trustees' fees (Note 3).............................            291             579
                                                                 ------------    ------------
       TOTAL LIABILITIES......................................     13,153,001       1,634,885
                                                                 ------------    ------------
       NET ASSETS.............................................   $ 48,162,504    $ 81,607,807
                                                                 ============    ============
NET ASSETS CONSISTS OF:
  Paid in capital (Note 4)....................................   $102,260,330    $147,369,953
  Undistributed (distributions in excess of) net investment
     income...................................................        359,964         908,765
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions............................     (5,798,357)    (13,002,637)
  Net unrealized appreciation (depreciation) on:
     Investments (net of deferred foreign taxes of $0, $0, $0,
       $0, $7,707, $0, $2,180, respectively)..................    (48,658,255)    (53,669,752)
     Foreign currency related transactions....................         (1,178)          1,478
                                                                 ------------    ------------
       NET ASSETS.............................................   $ 48,162,504    $ 81,607,807
                                                                 ============    ============
NET ASSET VALUE PER SHARE
  Net asset value per share...................................   $      40.14    $      40.80
                                                                 ============    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)...................................................      1,200,000       2,000,000
                                                                 ============    ============
COST OF INVESTMENTS:
  Unaffiliated issuers........................................   $ 96,399,262    $134,517,518
  Affiliated issuers (Note 3).................................     13,084,121       1,508,608
                                                                 ------------    ------------
  Total cost of investments...................................   $109,483,383    $136,026,126
                                                                 ============    ============
  Foreign currency, at cost...................................   $     83,198    $    528,528
                                                                 ============    ============



* Includes $12,723,836, $1,502,928, $7,316,436, $38,718,621, $74,380,867,
  $12,859,721, $27,489,891 respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                SPDR
          SPDR           SPDR S&P      SPDR DOW JONES      FTSE/MACQUARIE          SPDR
           S&P        INTERNATIONAL     INTERNATIONAL          GLOBAL           MSCI ACWI
       WORLD EX-US      SMALL CAP        REAL ESTATE     INFASTRUCTURE 100        EX-US
           ETF             ETF               ETF                ETF                ETF
       -----------    -------------    --------------    -----------------    -------------

      $ 46,891,313    $ 240,637,796    $  424,107,310       $ 56,538,023      $ 188,401,782
         7,648,559       41,109,651        76,508,635         13,193,864         28,512,317
      ------------    -------------    --------------       ------------      -------------
        54,539,872      281,747,447       500,615,945         69,731,887        216,914,099
           251,140        1,732,117         4,095,443            239,997            610,576
             1,992               --                --                 --                 --
                --        1,113,311         7,057,863            103,129             51,572
                --               --           346,138                 --                 --
            18,129           45,720           361,511             15,200            122,420
           212,087        1,901,310         2,863,079            160,540            861,125
      ------------    -------------    --------------       ------------      -------------
        55,023,220      286,539,905       515,339,979         70,250,753        218,559,792
      ------------    -------------    --------------       ------------      -------------


         7,648,559       41,109,651        76,508,635         13,193,864         28,512,317
                --               --            41,676            259,096            126,430
                --               --         8,230,318                 --                 --
            40,506          412,815           666,711             89,322            186,670
               247            1,792             3,164                396              1,297
      ------------    -------------    --------------       ------------      -------------
         7,689,312       41,524,258        85,450,504         13,542,678         28,826,714
      ------------    -------------    --------------       ------------      -------------
      $ 47,333,908    $ 245,015,647    $  429,889,475       $ 56,708,075      $ 189,733,078
      ============    =============    ==============       ============      =============

      $ 68,058,168    $ 494,002,447    $1,262,951,476       $ 96,882,573      $ 365,660,910
          (849,154)       1,982,405        (2,500,741)           395,129          1,483,572
        (1,817,566)     (36,458,177)     (187,969,003)        (2,950,158)       (35,553,656)


       (18,056,392)    (214,535,450)     (642,397,395)       (37,617,363)      (141,847,676)
            (1,148)          24,422          (194,862)            (2,106)           (10,072)
      ------------    -------------    --------------       ------------      -------------
      $ 47,333,908    $ 245,015,647    $  429,889,475       $ 56,708,075      $ 189,733,078
      ============    =============    ==============       ============      =============

      $      15.78    $       16.12    $        21.79       $      33.36      $       20.18
      ============    =============    ==============       ============      =============
         3,000,000       15,200,000        19,727,493          1,700,000          9,400,000
      ============    =============    ==============       ============      =============

      $ 64,947,705    $ 455,173,246    $1,066,504,705       $ 94,155,386      $ 330,249,458
         7,648,559       41,109,651        76,508,635         13,193,864         28,512,317
      ------------    -------------    --------------       ------------      -------------
      $ 72,596,264    $ 496,282,897    $1,143,013,340       $107,349,250      $ 358,761,775
      ============    =============    ==============       ============      =============
      $    252,195    $   1,747,735    $    4,110,708       $    241,352      $     614,940
      ============    =============    ==============       ============      =============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                    SPDR
                                                                   SPDR        RUSSELL/NOMURA
                                                              RUSSELL/NOMURA      SMALL CAP
                                                                PRIME JAPAN         JAPAN
                                                                    ETF              ETF
                                                              --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2)...    $11,679,006     $ 67,439,833
  Investments in affiliated issuers, at value (Note 2 and
     Note 3)................................................      3,389,000       19,736,192
                                                                -----------     ------------
     Total Investments......................................     15,068,006       87,176,025
  Foreign currency, at value................................         27,896          115,318
  Receivable for investments sold...........................             --               --
  Receivable for foreign taxes recoverable..................             --               --
  Dividends receivable......................................        122,239          771,238
                                                                -----------     ------------
       TOTAL ASSETS.........................................     15,218,141       88,062,581
                                                                -----------     ------------

LIABILITIES
  Cash collateral for securities loaned.....................      3,389,000       19,736,192
  Payable for investments purchased.........................             --               --
  Income distributions payable..............................             --               --
  Payable for fund shares repurchased in-kind...............             --               --
  Accrued advisory fee (Note 3).............................         15,487           97,386
  Accrued trustees' fees (Note 3)...........................             94              436
                                                                -----------     ------------
       TOTAL LIABILITIES....................................      3,404,581       19,834,014
                                                                -----------     ------------
       NET ASSETS...........................................    $11,813,560     $ 68,228,567
                                                                ===========     ============
NET ASSETS CONSISTS OF:
  Paid in capital (Note 4)..................................    $20,883,676     $112,358,096
  Undistributed (distributions in excess of) net investment
     income.................................................        (14,197)         744,604
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions..........................       (958,592)      (4,715,573)
  Net unrealized appreciation (depreciation) on:
     Investments............................................     (8,095,801)     (40,150,081)
     Foreign currency related transactions..................         (1,526)          (8,479)
                                                                -----------     ------------
       NET ASSETS...........................................    $11,813,560     $ 68,228,567
                                                                ===========     ============
NET ASSET VALUE PER SHARE
  Net asset value per share.................................    $     29.53     $      30.32
                                                                ===========     ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).................................................        400,000        2,250,056
                                                                ===========     ============
COST OF INVESTMENTS:
  Unaffiliated issuers......................................    $19,774,807     $107,589,914
  Affiliated issuers (Note 3)...............................      3,389,000       19,736,192
                                                                -----------     ------------
  Total cost of investments.................................    $23,163,807     $127,326,106
                                                                ===========     ============
  Foreign currency, at cost.................................    $    28,889     $    119,685
                                                                ===========     ============



* Includes $3,171,350, $18,307,084, $4,978,575, $1,527,710, $11,098, $1,678,671,
  $0 respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                     SPDR S&P
         SPDR S&P         SPDR S&P          SPDR S&P        SPDR DOW JONES         INTERNATIONAL
      INTERNATIONAL    INTERNATIONAL    EMERGING MARKETS        GLOBAL        CONSUMER DISCRETIONARY
         DIVIDEND         MID CAP           SMALL CAP         REAL ESTATE             SECTOR
           ETF              ETF                ETF                ETF                   ETF
      -------------    -------------    ----------------    --------------    ----------------------

       $ 33,175,778     $ 7,214,752        $ 7,436,770       $ 27,965,804           $ 3,241,093
          5,091,391       1,613,247             11,925          1,733,000                    --
       ------------     -----------        -----------       ------------           -----------
         38,267,169       8,827,999          7,448,695         29,698,804             3,241,093
            384,275          47,205             46,635            144,159                 7,039
                888              --                 --            265,061                    --
              6,709           1,692                 14              2,240                   151
            142,659          40,397              6,595            155,622                11,304
       ------------     -----------        -----------       ------------           -----------
         38,801,700       8,917,293          7,501,939         30,265,886             3,259,587
       ------------     -----------        -----------       ------------           -----------


          5,091,391       1,613,247             11,925          1,733,000                    --
            329,635              --                 --              1,189                    --
             83,960              --                 --            454,220                 3,047
                 --              --                 --            107,989                    --
             32,632           8,123             11,147             28,802                 4,026
                176              37                 44                119                    21
       ------------     -----------        -----------       ------------           -----------
          5,537,794       1,621,407             23,116          2,325,319                 7,094
       ------------     -----------        -----------       ------------           -----------
       $ 33,263,906     $ 7,295,886        $ 7,478,823       $ 27,940,567           $ 3,252,493
       ============     ===========        ===========       ============           ===========

       $ 63,472,025     $10,889,388        $12,004,964       $ 43,758,540           $ 5,108,000
           (502,160)        (27,511)            19,957           (212,332)                7,734

        (21,733,764)       (445,128)          (953,153)        (3,128,770)               (1,841)

         (7,963,052)     (3,119,978)        (3,592,612)       (12,473,029)           (1,861,247)
             (9,143)           (885)              (333)            (3,842)                 (153)
       ------------     -----------        -----------       ------------           -----------
       $ 33,263,906     $ 7,295,886        $ 7,478,823       $ 27,940,567           $ 3,252,493
       ============     ===========        ===========       ============           ===========

       $      30.22     $     18.24        $     24.93       $      18.63           $     16.26
       ============     ===========        ===========       ============           ===========
          1,100,680         400,000            300,000          1,500,000               200,000
       ============     ===========        ===========       ============           ===========

       $ 41,138,830     $10,334,730        $11,029,382       $ 40,438,833           $ 5,102,340
          5,091,391       1,613,247             11,925          1,733,000                    --
       ------------     -----------        -----------       ------------           -----------
       $ 46,230,221     $11,947,977        $11,041,307       $ 42,171,833           $ 5,102,340
       ============     ===========        ===========       ============           ===========
       $    391,128     $    47,955        $    46,953       $    145,629           $     7,119
       ============     ===========        ===========       ============           ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                   SPDR S&P          SPDR S&P
                                                                 INTERNATIONAL    INTERNATIONAL
                                                               CONSUMER STAPLES       ENERGY
                                                                    SECTOR            SECTOR
                                                                      ETF              ETF
                                                               ----------------   -------------
ASSETS
  Investments in securities, at value (Note 2)...............     $ 3,835,831      $ 3,721,033
  Foreign currency, at value.................................           4,141            8,855
  Receivable for investments sold............................              --               --
  Receivable for foreign taxes recoverable...................             316              965
  Dividends receivable.......................................          24,576            5,546
                                                                  -----------      -----------
       TOTAL ASSETS..........................................       3,864,864        3,736,399
                                                                  -----------      -----------

LIABILITIES
  Payable for investments purchased..........................              --               --
  Income distributions payable...............................          15,414           19,610
  Payable for fund shares repurchased in-kind................              --               --
  Accrued advisory fee (Note 3)..............................           4,909            4,577
  Accrued trustees' fees (Note 3)............................              26               23
                                                                  -----------      -----------
       TOTAL LIABILITIES.....................................          20,349           24,210
                                                                  -----------      -----------
       NET ASSETS............................................     $ 3,844,515      $ 3,712,189
                                                                  ===========      ===========
NET ASSETS CONSISTS OF:
  Paid in capital (Note 4)...................................     $ 5,494,000      $ 6,323,333
  Undistributed (distributions in excess of) net investment
     income..................................................           8,949            7,498
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions...........................        (100,875)        (115,686)
  Net unrealized appreciation (depreciation) on:
     Investments.............................................      (1,557,891)      (2,502,963)
     Foreign currency related transactions...................             332                7
                                                                  -----------      -----------
       NET ASSETS............................................     $ 3,844,515      $ 3,712,189
                                                                  ===========      ===========
NET ASSET VALUE PER SHARE
  Net asset value per share..................................     $     19.22      $     18.56
                                                                  ===========      ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)..................................................         200,000          200,000
                                                                  ===========      ===========
COST OF INVESTMENTS:
  Investments in securities, at cost.........................     $ 5,393,722      $ 6,223,996
                                                                  ===========      ===========
  Foreign currency, at cost..................................     $     4,219      $     8,827
                                                                  ===========      ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P         SPDR S&P         SPDR S&P         SPDR S&P         SPDR S&P
      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
        FINANCIAL       HEALTH CARE       INDUSTRIAL       MATERIALS        TECHNOLOGY
          SECTOR           SECTOR           SECTOR           SECTOR           SECTOR
           ETF              ETF              ETF              ETF              ETF
      -------------    -------------    -------------    -------------    -------------

       $ 2,419,271      $ 4,314,376      $ 3,032,505      $ 2,990,298      $ 3,287,981
            34,521           33,394            9,770           27,739           19,469
                --               --               --            2,550               --
                65            6,455            1,367              518              117
            12,522           22,575           17,444           13,051           14,518
       -----------      -----------      -----------      -----------      -----------
         2,466,379        4,376,800        3,061,086        3,034,156        3,322,085
       -----------      -----------      -----------      -----------      -----------


            10,055               --               --               --               --
            12,166           41,162           10,268           12,946               --
                --               --               --               --               --
             3,044            5,675            3,880            3,674            4,027
                17               29               20               18               20
       -----------      -----------      -----------      -----------      -----------
            25,282           46,866           14,168           16,638            4,047
       -----------      -----------      -----------      -----------      -----------
       $ 2,441,097      $ 4,329,934      $ 3,046,918      $ 3,017,518      $ 3,318,038
       ===========      ===========      ===========      ===========      ===========

       $ 4,903,333      $ 6,246,000      $ 5,493,334      $ 6,304,667      $ 5,554,000
             8,843           15,359           14,233            8,337           12,739
          (384,934)         (75,680)          (3,077)        (125,497)         (17,306)

        (2,086,281)      (1,855,221)      (2,457,441)      (3,170,622)      (2,230,793)
               136             (524)            (131)             633             (602)
       -----------      -----------      -----------      -----------      -----------
       $ 2,441,097      $ 4,329,934      $ 3,046,918      $ 3,017,518      $ 3,318,038
       ===========      ===========      ===========      ===========      ===========

       $     12.21      $     21.65      $     15.23      $     15.09      $     16.59
       ===========      ===========      ===========      ===========      ===========
           200,000          200,000          200,000          200,000          200,000
       ===========      ===========      ===========      ===========      ===========

       $ 4,505,552      $ 6,169,597      $ 5,489,946      $ 6,160,920      $ 5,518,774
       ===========      ===========      ===========      ===========      ===========
       $    34,362      $    34,071      $    10,069      $    27,360      $    20,025
       ===========      ===========      ===========      ===========      ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   SPDR S&P           SPDR S&P
                                                                 INTERNATIONAL     INTERNATIONAL
                                                              TELECOMMUNICATIONS     UTILITIES
                                                                    SECTOR             SECTOR
                                                                      ETF               ETF
                                                              ------------------   -------------
ASSETS
  Investments in unaffiliated issuers, at value (Note 2)....      $ 3,602,723       $ 3,566,981
  Investments in affiliated issuers, at value (Note 2 and
     Note 3)................................................               --                --
                                                                  -----------       -----------
     Total Investments......................................        3,602,723         3,566,981
  Foreign currency, at value................................           12,241             8,396
  Receivable for foreign taxes recoverable..................               --            30,700
  Dividends receivable......................................           10,578            10,360
                                                                  -----------       -----------
       TOTAL ASSETS.........................................        3,625,542         3,616,437
                                                                  -----------       -----------

LIABILITIES
  Payable for investments purchased.........................               --            40,766
  Income distributions payable..............................               --             3,757
  Accrued advisory fee (Note 3).............................            4,662             4,772
  Accrued trustees' fees (Note 3)...........................               24                25
                                                                  -----------       -----------
       TOTAL LIABILITIES....................................            4,686            49,320
                                                                  -----------       -----------
       NET ASSETS...........................................      $ 3,620,856       $ 3,567,117
                                                                  ===========       ===========
NET ASSETS CONSISTS OF:
  Paid in capital (Note 4)..................................      $ 5,403,333       $ 5,894,000
  Undistributed (distributions in excess of) net investment
     income.................................................            3,539            14,211
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions..........................          (52,367)          (63,064)
  Net unrealized appreciation (depreciation) on:
     Investments............................................       (1,733,796)       (2,278,235)
     Foreign currency related transactions..................              147               205
                                                                  -----------       -----------
       NET ASSETS...........................................      $ 3,620,856       $ 3,567,117
                                                                  ===========       ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.................................      $     18.10       $     17.84
                                                                  ===========       ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).................................................          200,000           200,000
                                                                  ===========       ===========
COST OF INVESTMENTS:
  Investments in securities, at cost........................      $ 5,336,519       $ 5,845,216
                                                                  ===========       ===========
  Foreign currency, at cost.................................      $    12,294       $     8,349
                                                                  ===========       ===========






See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       SPDR           SPDR
                                                                        DJ           DJ EURO
                                                                     STOXX 50       STOXX 50
                                                                        ETF            ETF
                                                                   ------------   ------------
INVESTMENT INCOME
  Dividends (Note 2).............................................  $    878,645   $  1,323,578
  Interest (Note 2)..............................................            55          1,055
  Affiliated securities lending -- net (Note 3 and Note 8).......        12,718         76,230
  Foreign taxes withheld.........................................       (73,547)      (201,689)
                                                                   ------------   ------------
  TOTAL INVESTMENT INCOME........................................       817,871      1,199,174
                                                                   ------------   ------------
EXPENSES
  Advisory fee (Note 3)..........................................        73,033        191,963
  Trustees' fees and expenses (Note 3)...........................           743          2,016
  Miscellaneous expenses.........................................            --             --
                                                                   ------------   ------------
  TOTAL EXPENSES BEFORE WAIVERS..................................        73,776        193,979
  Expenses waived by Adviser (Note 3)............................            --             --
                                                                   ------------   ------------
  NET EXPENSES...................................................        73,776        193,979
                                                                   ------------   ------------
  NET INVESTMENT INCOME (LOSS)...................................       744,095      1,005,195
                                                                   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions...............    (5,141,365)   (47,619,742)
     Futures.....................................................            --             --
  Net change in unrealized appreciation (depreciation) on:
     Investments.................................................   (19,476,945)   (38,252,144)
     Foreign currency transactions...............................         3,780         24,996
     Futures.....................................................            --             --
                                                                   ------------   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS AND FUTURES...................   (24,614,530)   (85,846,890)
                                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(23,870,435)  $(84,841,695)
                                                                   ============   ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                    SPDR S&P
         SPDR S&P         SPDR         SPDR S&P        SPDR         SPDR S&P        SPDR S&P        EMERGING
         EMERGING          S&P         EMERGING         S&P         EMERGING        EMERGING     MIDDLE EAST &
       ASIA PACIFIC       CHINA        MARKETS        BRIC 40        EUROPE      LATIN AMERICA       AFRICA
           ETF             ETF           ETF            ETF            ETF            ETF             ETF
       ------------   ------------   -----------   ------------   ------------   -------------   -------------

       $    682,803   $    377,162   $   399,096   $  1,510,740   $    374,179    $    829,248    $  1,614,033
              1,522            201           225          8,774             --              --             789
             36,596         31,608        26,784         73,212         28,916          65,983          11,340
            (80,914)       (27,660)      (33,473)      (168,283)       (70,526)        (69,635)        (74,792)
       ------------   ------------   -----------   ------------   ------------    ------------    ------------
            640,007        381,311       392,632      1,424,443        332,569         825,596       1,551,370
       ------------   ------------   -----------   ------------   ------------    ------------    ------------

            408,980        374,532       114,754        310,345         97,789         140,582         277,300
              1,851          1,633           492          1,809            525             690           1,395
              3,442             --           151            100            138           1,308              --
       ------------   ------------   -----------   ------------   ------------    ------------    ------------
            414,273        376,165       115,397        312,254         98,452         142,580         278,695
                --              --            --        (44,529)            --              --              --
       ------------   ------------   -----------   ------------   ------------    ------------    ------------
            414,273        376,165       115,397        267,725         98,452         142,580         278,695
       ------------   ------------   -----------   ------------   ------------    ------------    ------------
            225,734          5,146       277,235      1,156,718        234,117         683,016       1,272,675
       ------------   ------------   -----------   ------------   ------------    ------------    ------------


         (2,595,342)    (1,941,237)     (283,134)   (32,911,592)   (27,315,286)     (3,480,826)    (21,415,313)
           (288,910)            --      (135,172)            --             --              --              --

        (24,883,669)    (8,310,946)   (9,446,975)   (17,879,053)    (4,255,282)    (21,876,805)    (13,062,250)
                927         (2,235)        6,599           (323)        47,921           6,962          80,725
              8,750             --        62,204             --             --              --              --
       ------------   ------------   -----------   ------------   ------------    ------------    ------------

        (27,758,244)   (10,254,418)   (9,796,478)   (50,790,968)   (31,522,647)    (25,350,669)    (34,396,838)
       ------------   ------------   -----------   ------------   ------------    ------------    ------------
       $(27,532,510)  $(10,249,272)  $(9,519,243)  $(49,634,250)  $(31,288,530)   $(24,667,653)   $(33,124,163)
       ============   ============   ===========   ============   ============    ============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      SPDR          SPDR S&P
                                                                       S&P       INTERNATIONAL
                                                                   WORLD EX-US     SMALL CAP
                                                                       ETF            ETF
                                                                  ------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)............................................  $    618,509   $   4,046,587
  Interest (Note 2).............................................           150          59,735
  Affiliated securities lending -- net (Note 3 and Note 8)......        37,645         493,162
  Foreign taxes withheld........................................       (49,481)       (307,019)
                                                                  ------------   -------------
  TOTAL INVESTMENT INCOME.......................................       606,823       4,292,465
                                                                  ------------   -------------
EXPENSES
  Advisory fee (Note 3).........................................        69,108         858,407
  Trustees' fees and expenses (Note 3)..........................           497           4,103
  Miscellaneous expenses........................................            --           2,812
                                                                  ------------   -------------
  TOTAL EXPENSES................................................        69,605         865,322
                                                                  ------------   -------------
  NET INVESTMENT INCOME (LOSS)..................................       537,218       3,427,143
                                                                  ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions..............    (1,804,804)    (23,582,003)
  Net change in unrealized appreciation (depreciation) on:
     Investments................................................   (10,638,151)    (90,622,705)
     Foreign currency transactions..............................         4,899         219,939
                                                                  ------------   -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS..............................   (12,438,056)   (113,984,769)
                                                                  ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................  $(11,900,838)  $(110,557,626)
                                                                  ============   =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                              SPDR                                              SPDR
      SPDR DOW JONES     FTSE/MACQUARIE        SPDR            SPDR        RUSSELL/NOMURA      SPDR S&P        SPDR S&P
       INTERNATIONAL         GLOBAL          MSCI ACWI    RUSSELL/NOMURA      SMALL CAP     INTERNATIONAL   INTERNATIONAL
        REAL ESTATE    INFASTRUCTURE 100       EX-US        PRIME JAPAN         JAPAN          DIVIDEND        MID CAP
            ETF               ETF               ETF             ETF              ETF             ETF             ETF
      --------------   -----------------   ------------   --------------   --------------   -------------   -------------

       $  15,024,207      $  1,078,568     $  3,013,846     $   139,588     $    895,047     $    581,426    $   103,571
               1,132                61              851           2,198               --               --             --
             923,823            84,891          210,250          18,158          204,944           67,082          8,533
          (1,744,863)          (61,956)        (220,972)        (10,074)         (65,021)         (63,413)        (7,137)
       -------------      ------------     ------------     -----------     ------------     ------------    -----------
          14,204,299         1,101,564        3,003,975         149,870        1,034,970          585,095        104,967
       -------------      ------------     ------------     -----------     ------------     ------------    -----------

           1,514,237           189,746          358,700          37,938          195,740           65,243         13,752
               7,655               920            2,887             225              979              406             75
               1,082               328               --              --               35            3,389             --
       -------------      ------------     ------------     -----------     ------------     ------------    -----------
           1,522,974           190,994          361,587          38,163          196,754           69,038         13,827
       -------------      ------------     ------------     -----------     ------------     ------------    -----------
          12,681,325           910,570        2,642,388         111,707          838,216          516,057         91,140
       -------------      ------------     ------------     -----------     ------------     ------------    -----------


        (175,261,274)       (2,329,279)     (42,485,777)     (4,198,959)      (3,325,610)     (17,782,115)       (43,562)

        (164,441,296)      (19,282,208)     (38,944,310)       (721,176)      (8,826,264)       2,019,738     (1,579,178)
            (142,562)            3,691           77,828          (2,791)         (10,797)           2,996          4,662
       -------------      ------------     ------------     -----------     ------------     ------------    -----------

        (339,845,132)      (21,607,796)     (81,352,259)     (4,922,926)     (12,162,671)     (15,759,381)    (1,618,078)
       -------------      ------------     ------------     -----------     ------------     ------------    -----------
       $(327,163,807)     $(20,697,226)    $(78,709,871)    $(4,811,219)    $(11,324,455)    $(15,243,324)   $(1,526,938)
       =============      ============     ============     ===========     ============     ============    ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          SPDR S&P
                                                                                       INTERNATIONAL
                                                       SPDR S&P       SPDR DOW JONES      CONSUMER
                                                   EMERGING MARKETS       GLOBAL       DISCRETIONARY
                                                       SMALL CAP        REAL ESTATE        SECTOR
                                                          ETF               ETF             ETF
                                                   ----------------   --------------   -------------
INVESTMENT INCOME
  Dividends (Note 2).............................     $    61,702      $    752,380     $    45,106
  Interest (Note 2)..............................             125                --              --
  Affiliated securities lending -- net (Note 3
     and Note 8).................................             534            15,569              --
  Foreign taxes withheld.........................          (4,091)          (41,813)         (1,646)
                                                      -----------      ------------     -----------
  TOTAL INVESTMENT INCOME........................          58,270           726,136          43,460
                                                      -----------      ------------     -----------
EXPENSES
  Advisory fee (Note 3)..........................          23,103            49,152           8,553
  Trustees' fees and expenses (Note 3)...........              98               241              49
  Miscellaneous expenses.........................             144                --              --
                                                      -----------      ------------     -----------
  TOTAL EXPENSES.................................          23,345            49,393           8,602
                                                      -----------      ------------     -----------
  NET INVESTMENT INCOME (LOSS)...................          34,925           676,743          34,858
                                                      -----------      ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency
       transactions..............................        (824,697)       (3,018,877)         (2,211)
     Futures.....................................         (76,360)               --              --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments.................................      (1,415,125)      (10,723,862)     (1,210,184)
     Foreign currency transactions...............           6,687            (3,837)            (78)
     Futures.....................................          10,080                --              --
                                                      -----------      ------------     -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS AND FUTURES....................      (2,299,415)      (13,746,576)     (1,212,473)
                                                      -----------      ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................     $(2,264,490)     $(13,069,833)    $(1,177,615)
                                                      ===========      ============     ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


          SPDR S&P          SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P
        INTERNATIONAL    INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
      CONSUMER STAPLES       ENERGY        FINANCIAL      HEALTH CARE      INDUSTRIAL      MATERIALS       TECHNOLOGY
           SECTOR            SECTOR          SECTOR          SECTOR          SECTOR          SECTOR          SECTOR
             ETF              ETF             ETF             ETF             ETF             ETF             ETF
      ----------------   -------------   -------------   -------------   -------------   -------------   -------------

         $    43,738      $    80,574     $    49,993     $    76,111     $    59,711     $    33,196     $    26,923
                  --               --              --              --              --              --              --
                  --               --              --              --              --              --              --
              (1,793)          (7,194)         (4,505)         (6,540)         (3,874)         (2,155)         (2,090)
         -----------      -----------     -----------     -----------     -----------     -----------     -----------
              41,945           73,380          45,488          69,571          55,837          31,041          24,833
         -----------      -----------     -----------     -----------     -----------     -----------     -----------

              10,423            9,475           6,979          11,907           8,181           7,534           8,387
                  59               53              41              67              46              42              47
                  21               --              54              --              --              --             124
         -----------      -----------     -----------     -----------     -----------     -----------     -----------
              10,503            9,528           7,074          11,974           8,227           7,576           8,558
         -----------      -----------     -----------     -----------     -----------     -----------     -----------
              31,442           63,852          38,414          57,597          47,610          23,465          16,275
         -----------      -----------     -----------     -----------     -----------     -----------     -----------



            (102,776)        (111,062)       (384,934)         (5,762)          1,241        (104,362)        (17,306)
                  --               --              --              --              --              --              --

          (1,219,254)      (1,190,752)     (1,476,915)     (1,346,669)     (1,373,901)     (1,187,892)     (1,119,080)
               1,488           (2,715)            933           2,974             234           1,466            (544)
                  --               --              --              --              --              --              --
         -----------      -----------     -----------     -----------     -----------     -----------     -----------


          (1,320,542)      (1,304,529)     (1,860,916)     (1,349,457)     (1,372,426)     (1,290,788)     (1,136,930)
         -----------      -----------     -----------     -----------     -----------     -----------     -----------

         $(1,289,100)     $(1,240,677)    $(1,822,502)    $(1,291,860)    $(1,324,816)    $(1,267,323)    $(1,120,655)
         ===========      ===========     ===========     ===========     ===========     ===========     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   SPDR S&P           SPDR S&P
                                                                 INTERNATIONAL     INTERNATIONAL
                                                              TELECOMMUNICATIONS     UTILITIES
                                                                    SECTOR             SECTOR
                                                                      ETF               ETF
                                                              ------------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)........................................       $  72,553        $    54,943
  Foreign taxes withheld....................................          (4,653)            (5,867)
                                                                   ---------        -----------
  TOTAL INVESTMENT INCOME...................................          67,900             49,076
                                                                   ---------        -----------
EXPENSES
  Advisory fee (Note 3).....................................           9,748             10,141
  Trustees' fees and expenses (Note 3)......................              55                 57
                                                                   ---------        -----------
  TOTAL EXPENSES............................................           9,803             10,198
                                                                   ---------        -----------
  NET INVESTMENT INCOME (LOSS)..............................          58,097             38,878
                                                                   ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions..........         (52,367)           (57,917)
  Net change in unrealized appreciation (depreciation) on:
     Investments............................................        (867,170)        (1,391,568)
     Foreign currency transactions..........................             244                379
                                                                   ---------        -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS..........................        (919,293)        (1,449,106)
                                                                   ---------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $(861,196)       $(1,410,228)
                                                                   =========        ===========






See accompanying notes to financial statements.

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                                       193

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                            SPDR DJ
                                                                         STOXX 50 ETF
                                                               --------------------------------
                                                                    FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                    3/31/09         YEAR ENDED
                                                                  (UNAUDITED)        9/30/08
                                                               ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income......................................    $    744,095     $   4,427,802
  Net realized gain (loss) on investments, foreign currency
     transactions and futures................................      (5,141,365)       (1,084,614)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures..     (19,473,165)      (43,646,718)
                                                                 ------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..............................................     (23,870,435)      (40,303,530)
                                                                 ------------     -------------
  NET EQUALIZATION CREDITS AND CHARGES.......................          (8,825)         (328,048)
                                                                 ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................................        (721,849)       (4,077,204)
  Net realized gains.........................................              --        (1,037,078)
                                                                 ------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................        (721,849)       (5,114,282)
                                                                 ------------     -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......................              --        27,074,724
  Net proceeds from the reinvestment of shares issued........           1,300             4,412
  Cost of shares redeemed....................................      (7,766,208)      (90,606,719)
  Net income equalization....................................           8,825           328,048
                                                                 ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS......................................      (7,756,083)      (63,199,535)
                                                                 ------------     -------------
  Net increase (decrease) in net assets during the period....     (32,357,192)     (108,945,395)
  Net assets at beginning of period..........................      76,310,689       185,256,084
                                                                 ------------     -------------
NET ASSETS END OF PERIOD(1)..................................    $ 43,953,497     $  76,310,689
                                                                 ============     =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................................              --           550,000
  Shares issued to shareholders from reinvestment of
     distributions...........................................              42                95
  Shares redeemed............................................        (250,000)       (1,900,000)
                                                                 ------------     -------------
  NET INCREASE (DECREASE)....................................        (249,958)       (1,349,905)
                                                                 ============     =============
(1) Including undistributed (distribution in excess of) net
  investment income..........................................    $    485,040     $     462,794
                                                                 ============     =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR DJ                      SPDR S&P EMERGING                      SPDR S&P
              EURO STOXX 50 ETF                  ASIA PACIFIC ETF                      CHINA ETF
      --------------------------------   -------------------------------   --------------------------------
           FOR THE                            FOR THE                           FOR THE
      SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED      FOR THE     SIX MONTHS ENDED      FOR THE
           3/31/09         YEAR ENDED         3/31/09        YEAR ENDED         3/31/09         YEAR ENDED
         (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08
      ----------------   -------------   ----------------   ------------   ----------------   -------------

        $   1,005,195    $  15,145,925     $    225,734     $  2,565,648     $      5,146     $   2,184,746
          (47,619,742)      26,417,244       (2,884,252)       1,566,592       (1,941,237)       (4,435,411)

          (38,227,148)    (166,078,657)     (24,873,992)     (62,719,439)      (8,313,181)     (100,336,806)
        -------------    -------------     ------------     ------------     ------------     -------------
          (84,841,695)    (124,515,488)     (27,532,510)     (58,587,199)     (10,249,272)     (102,587,471)
        -------------    -------------     ------------     ------------     ------------     -------------
              (21,159)      (1,789,862)         995,143        3,159,166        1,389,869           996,287
        -------------    -------------     ------------     ------------     ------------     -------------

             (965,706)     (13,251,069)      (1,809,220)      (1,340,743)      (2,412,908)       (1,313,923)
                   --       (7,520,932)              --         (145,430)              --                --
        -------------    -------------     ------------     ------------     ------------     -------------
             (965,706)     (20,772,001)      (1,809,220)      (1,486,173)      (2,412,908)       (1,313,923)
        -------------    -------------     ------------     ------------     ------------     -------------

          146,228,615      280,051,170       33,773,840      184,794,181       69,660,848       157,208,665
                2,001           19,301               --               --               --                --
         (177,667,081)    (395,244,395)              --      (22,360,508)              --       (52,838,902)
               21,159        1,789,862         (995,143)      (3,159,166)      (1,389,869)         (996,287)
        -------------    -------------     ------------     ------------     ------------     -------------
          (31,415,306)    (113,384,062)      32,778,697      159,274,507       68,270,979       103,373,476
        -------------    -------------     ------------     ------------     ------------     -------------
         (117,243,866)    (260,461,413)       4,432,110      102,360,301       56,998,668           468,369
          224,079,558      484,540,971      163,779,838       61,419,537      123,107,584       122,639,215
        -------------    -------------     ------------     ------------     ------------     -------------
        $ 106,835,692    $ 224,079,558     $168,211,948     $163,779,838     $180,106,252     $ 123,107,584
        =============    =============     ============     ============     ============     =============

            4,500,000        5,000,000          800,000        2,600,000        1,600,000         1,700,000
                   54              353               --               --               --                --
           (5,900,000)      (7,450,000)              --         (300,000)              --          (600,000)
        -------------    -------------     ------------     ------------     ------------     -------------
           (1,399,946)      (2,449,647)         800,000        2,300,000        1,600,000         1,100,000
        =============    =============     ============     ============     ============     =============
        $    (192,247)   $    (231,736)    $    (65,544)    $  1,517,942     $   (889,714)    $   1,518,048
        =============    =============     ============     ============     ============     =============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                           SPDR S&P
                                                                     EMERGING MARKETS ETF
                                                               -------------------------------
                                                                    FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                    3/31/09        YEAR ENDED
                                                                  (UNAUDITED)        9/30/08
                                                               ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income......................................     $   277,235     $    958,799
  Net realized gain (loss) on investments, foreign currency
     transactions and futures................................        (418,306)       2,058,413
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures..      (9,378,172)     (20,109,950)
                                                                  -----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..............................................      (9,519,243)     (17,092,738)
                                                                  -----------     ------------
  Net equalization credits and charges.......................         619,536          106,486
                                                                  -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................................      (1,385,113)        (458,445)
  Net realized gains.........................................              --         (520,820)
                                                                  -----------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................      (1,385,113)        (979,265)
                                                                  -----------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......................      22,395,510       29,477,491
  Cost of shares redeemed....................................              --      (20,231,043)
  Net income equalization....................................        (619,536)        (106,486)
                                                                  -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS......................................      21,775,974        9,139,962
                                                                  -----------     ------------
  Net increase (decrease) in net assets during the period....      11,491,154       (8,825,555)
  Net assets at beginning of period..........................      36,299,277       45,124,832
                                                                  -----------     ------------
NET ASSETS END OF PERIOD(1)..................................     $47,790,431     $ 36,299,277
                                                                  ===========     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................................         600,000          400,000
  Shares redeemed............................................              --         (300,000)
                                                                  -----------     ------------
  NET INCREASE (DECREASE)....................................         600,000          100,000
                                                                  ===========     ============
(1) Including undistributed (distribution in excess of) net
  investment income..........................................     $  (350,332)    $    757,546
                                                                  ===========     ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                  SPDR S&P                           SPDR S&P                     SPDR S&P EMERGING
                 BRIC 40 ETF                   EMERGING EUROPE ETF                LATIN AMERICA ETF
      --------------------------------   -------------------------------   -------------------------------
           FOR THE                            FOR THE                           FOR THE
      SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED      FOR THE     SIX MONTHS ENDED      FOR THE
           3/31/09         YEAR ENDED         3/31/09        YEAR ENDED         3/31/09        YEAR ENDED
         (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08
      ----------------   -------------   ----------------   ------------   ----------------   ------------

        $  1,156,718     $   3,943,149     $    234,117     $    839,635     $    683,016     $  1,733,636
         (32,911,592)       (8,467,660)     (27,315,286)      (1,681,698)      (3,480,826)       2,142,603

         (17,879,376)     (116,559,216)      (4,207,361)     (46,455,065)     (21,869,843)     (35,725,029)
        ------------     -------------     ------------     ------------     ------------     ------------
         (49,634,250)     (121,083,727)     (31,288,530)     (47,297,128)     (24,667,653)     (31,848,790)
        ------------     -------------     ------------     ------------     ------------     ------------
            (317,292)          346,383         (585,739)         723,287               --          277,544
        ------------     -------------     ------------     ------------     ------------     ------------

          (3,966,347)       (1,205,020)        (712,376)        (404,230)      (1,371,545)        (761,665)
                  --                --               --          (34,103)              --          (36,533)
        ------------     -------------     ------------     ------------     ------------     ------------
          (3,966,347)       (1,205,020)        (712,376)        (438,333)      (1,371,545)        (798,198)
        ------------     -------------     ------------     ------------     ------------     ------------

           1,937,359       249,747,480       20,038,471       90,183,614               --       95,148,858
         (16,497,089)      (95,646,406)     (32,720,231)              --               --      (27,544,011)
             317,292          (346,383)         585,739         (723,287)              --         (277,544)
        ------------     -------------     ------------     ------------     ------------     ------------
         (14,242,438)      153,754,691      (12,096,021)      89,460,327               --       67,327,303
        ------------     -------------     ------------     ------------     ------------     ------------
         (68,160,327)       31,812,327      (44,682,666)      42,448,153      (26,039,198)      34,957,859
         188,733,812       156,921,485       81,189,315       38,741,162       74,201,702       39,243,843
        ------------     -------------     ------------     ------------     ------------     ------------
        $120,573,485     $ 188,733,812     $ 36,506,649     $ 81,189,315     $ 48,162,504     $ 74,201,702
        ============     =============     ============     ============     ============     ============

             100,000         7,900,000          800,000        1,300,000               --        1,100,000
          (1,200,000)       (3,800,000)      (1,100,000)              --               --         (400,000)
        ------------     -------------     ------------     ------------     ------------     ------------
          (1,100,000)        4,100,000         (300,000)       1,300,000               --          700,000
        ============     =============     ============     ============     ============     ============
        $    289,867     $   3,099,496     $    113,283     $    591,542     $    359,964     $  1,048,493
        ============     =============     ============     ============     ============     ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                           SPDR S&P
                                                                           EMERGING
                                                                        MIDDLE EAST &
                                                                          AFRICA ETF
                                                               -------------------------------
                                                                    FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                    3/31/09        YEAR ENDED
                                                                  (UNAUDITED)        9/30/08
                                                               ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income......................................    $  1,272,675     $  4,802,614
  Net realized gain (loss) on investments and foreign
     currency transactions...................................     (21,415,313)        (455,703)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...........     (12,981,525)     (42,767,321)
                                                                 ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..............................................     (33,124,163)     (38,420,410)
                                                                 ------------     ------------
  Net equalization credits and charges.......................      (1,077,959)       1,984,444
                                                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................................      (4,388,332)      (1,015,292)
  Net realized gains.........................................              --         (100,455)
                                                                 ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................      (4,388,332)      (1,115,747)
                                                                 ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......................       4,087,983      164,621,958
  Net proceeds from the reinvestment of shares issued........              --               --
  Cost of shares redeemed....................................     (37,505,239)              --
  Net income equalization....................................       1,077,959       (1,984,444)
                                                                 ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS......................................     (32,339,297)     162,637,514
                                                                 ------------     ------------
  Net increase (decrease) in net assets during the period....     (70,929,751)     125,085,801
  Net assets at beginning of period..........................     152,537,558       27,451,757
                                                                 ------------     ------------
NET ASSETS END OF PERIOD(1)..................................    $ 81,607,807     $152,537,558
                                                                 ============     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................................         100,000        2,400,000
  Shares issued to shareholders from reinvestment of
     distributions...........................................              --               --
  Shares redeemed............................................        (900,000)              --
                                                                 ------------     ------------
  NET INCREASE (DECREASE)....................................        (800,000)       2,400,000
                                                                 ============     ============
(1) Including undistributed (distribution in excess of) net
  investment income..........................................    $    908,765     $  4,024,422
                                                                 ============     ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                                                   SPDR S&P                         SPDR DOW JONES
                 SPDR S&P                        INTERNATIONAL                      INTERNATIONAL
              WORLD EX-US ETF                    SMALL CAP ETF                     REAL ESTATE ETF
      ------------------------------   --------------------------------   ---------------------------------
           FOR THE                          FOR THE                            FOR THE
      SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED       FOR THE
           3/31/09        YEAR ENDED        3/31/09         YEAR ENDED         3/31/09         YEAR ENDED
         (UNAUDITED)       9/30/08        (UNAUDITED)        9/30/08         (UNAUDITED)         9/30/08
      ----------------   -----------   ----------------   -------------   ----------------   --------------


        $    537,218     $   602,973     $   3,427,143    $   6,703,837     $  12,681,325    $   34,442,707
          (1,804,804)         15,226       (23,582,003)      (7,266,699)     (175,261,274)      (47,506,451)

         (10,633,252)     (7,844,493)      (90,402,766)    (125,441,700)     (164,583,858)     (459,696,978)
        ------------     -----------     -------------    -------------     -------------    --------------
         (11,900,838)     (7,226,294)     (110,557,626)    (126,004,562)     (327,163,807)     (472,760,722)
        ------------     -----------     -------------    -------------     -------------    --------------
           1,502,258         372,476         1,040,519        3,155,093          (290,777)        1,095,614
        ------------     -----------     -------------    -------------     -------------    --------------

          (1,928,626)       (228,453)       (6,733,844)      (1,646,829)      (12,289,339)      (35,627,956)
                  --         (34,955)               --       (2,785,844)               --                --
        ------------     -----------     -------------    -------------     -------------    --------------
          (1,928,626)       (263,408)       (6,733,844)      (4,432,673)      (12,289,339)      (35,627,956)
        ------------     -----------     -------------    -------------     -------------    --------------

          33,190,434      21,841,734       137,941,061      375,432,673        48,349,779       356,367,190
                  --              --                --               --           177,255           751,857
                  --              --      (107,523,750)     (23,221,738)      (90,302,469)     (148,838,147)
          (1,502,258)       (372,476)       (1,040,519)      (3,155,093)          290,777        (1,095,614)
        ------------     -----------     -------------    -------------     -------------    --------------
          31,688,176      21,469,258        29,376,792      349,055,842       (41,484,658)      207,185,286
        ------------     -----------     -------------    -------------     -------------    --------------
          19,360,970      14,352,032       (86,874,159)     221,773,700      (381,228,581)     (300,107,778)
          27,972,938      13,620,906       331,889,806      110,116,106       811,118,056     1,111,225,834
        ------------     -----------     -------------    -------------     -------------    --------------
        $ 47,333,908     $27,972,938     $ 245,015,647    $ 331,889,806     $ 429,889,475    $  811,118,056
        ============     ===========     =============    =============     =============    ==============

           1,800,000         800,000         7,600,000       11,800,000         1,900,000         6,800,000
                  --              --                --               --             5,171            13,405
                  --              --        (6,400,000)        (800,000)       (3,600,000)       (2,800,000)
        ------------     -----------     -------------    -------------     -------------    --------------
           1,800,000         800,000         1,200,000       11,000,000        (1,694,829)        4,013,405
        ============     ===========     =============    =============     =============    ==============
        $   (849,154)    $   542,254     $   1,982,405    $   5,289,106     $  (2,500,741)   $   (2,892,727)
        ============     ===========     =============    =============     =============    ==============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                             SPDR
                                                                        FTSE/MACQUARIE
                                                                  GLOBAL INFRASTRUCTURE 100
                                                                             ETF
                                                               -------------------------------
                                                                    FOR THE
                                                               SIX MONTHS ENDED      FOR THE
                                                                    3/31/09        YEAR ENDED
                                                                  (UNAUDITED)        9/30/08
                                                               ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income......................................    $    910,570     $  2,648,246
  Net realized gain (loss) on investments and foreign
     currency transactions...................................      (2,329,279)        (315,720)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...........     (19,278,517)     (21,035,048)
                                                                 ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..............................................     (20,697,226)     (18,702,522)
                                                                 ------------     ------------
  Net equalization credits and charges.......................         136,715          806,088
                                                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................................      (2,523,307)      (1,125,385)
  Net realized gains.........................................              --         (243,403)
                                                                 ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................      (2,523,307)      (1,368,788)
                                                                 ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......................       3,343,323       53,873,665
  Net proceeds from the reinvestment of shares issued........              --               --
  Cost of shares redeemed....................................      (3,358,606)              --
  Net income equalization....................................        (136,715)        (806,088)
                                                                 ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS......................................        (151,998)      53,067,577
                                                                 ------------     ------------
  Net increase (decrease) in net assets during the period....     (23,235,816)      33,802,355
  Net assets at beginning of period..........................      79,943,891       46,141,536
                                                                 ------------     ------------
NET ASSETS END OF PERIOD(1)                                      $ 56,708,075     $ 79,943,891
                                                                 ============     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................................         100,000          900,000
  Shares issued to shareholders from reinvestment of
     distributions...........................................              --               --
  Shares redeemed............................................        (100,000)              --
                                                                 ------------     ------------
  NET INCREASE (DECREASE)....................................              --          900,000
                                                                 ============     ============
(1) Including undistributed (distribution in excess of) net
  investment income..........................................    $    395,129     $  2,007,866
                                                                 ============     ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                       SPDR                               SPDR
                    SPDR                          RUSSELL/NOMURA                     RUSSELL/NOMURA
                  MSCI ACWI                         PRIME JAPAN                     SMALL CAP JAPAN
                  EX-US ETF                             ETF                               ETF
      --------------------------------   --------------------------------   -------------------------------
           FOR THE                            FOR THE                            FOR THE
      SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED      FOR THE
           3/31/09         YEAR ENDED         3/31/09         YEAR ENDED         3/31/09        YEAR ENDED
         (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08         (UNAUDITED)        9/30/08
      ----------------   -------------   ----------------   -------------   ----------------   ------------

        $   2,642,388    $   7,720,869     $    111,707     $     343,143     $    838,216     $  1,180,850
          (42,485,777)       1,181,987       (4,198,959)        3,600,579       (3,325,610)      (5,006,498)

          (38,866,482)    (113,298,549)        (723,967)      (13,864,853)      (8,837,061)     (22,438,534)
        -------------    -------------     ------------     -------------     ------------     ------------
          (78,709,871)    (104,395,693)      (4,811,219)       (9,921,131)     (11,324,455)     (26,264,182)
        -------------    -------------     ------------     -------------     ------------     ------------
              630,267        4,065,058          125,790          (772,463)         (52,558)        (272,670)
        -------------    -------------     ------------     -------------     ------------     ------------

           (5,470,385)      (4,783,573)        (536,558)       (2,031,837)      (1,303,337)      (1,188,740)
                   --         (347,849)              --          (190,893)              --               --
        -------------    -------------     ------------     -------------     ------------     ------------
           (5,470,385)      (5,131,422)        (536,558)       (2,222,730)      (1,303,337)      (1,188,740)
        -------------    -------------     ------------     -------------     ------------     ------------

          117,430,040      263,045,750               --                --       11,940,263       17,054,846
                   --               --               --                --            1,109            1,095
         (102,155,526)     (22,570,680)      (6,624,718)     (232,461,733)      (8,142,283)     (50,240,648)
             (630,267)      (4,065,058)        (125,790)          772,463           52,558          272,670
        -------------    -------------     ------------     -------------     ------------     ------------
           14,644,247      236,410,012       (6,750,508)     (231,689,270)       3,851,647      (32,912,037)
        -------------    -------------     ------------     -------------     ------------     ------------
          (68,905,742)     130,947,955      (11,972,495)     (244,605,594)      (8,828,703)     (60,637,629)
          258,638,820      127,690,865       23,786,055       268,391,649       77,057,270      137,694,899
        -------------    -------------     ------------     -------------     ------------     ------------
        $ 189,733,078    $ 258,638,820     $ 11,813,560     $  23,786,055     $ 68,228,567     $ 77,057,270
        =============    =============     ============     =============     ============     ============

            5,400,000        6,400,000               --                --          350,000          400,000
                   --               --               --                --               31               25
           (4,800,000)        (600,000)        (200,000)       (4,200,000)        (250,000)      (1,100,000)
        -------------    -------------     ------------     -------------     ------------     ------------
              600,000        5,800,000         (200,000)       (4,200,000)         100,031         (699,975)
        =============    =============     ============     =============     ============     ============
        $   1,483,572    $   4,311,569     $    (14,197)    $     410,654     $    744,604     $  1,209,725
        =============    =============     ============     =============     ============     ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                           SPDR S&P
                                                                        INTERNATIONAL
                                                                           DIVIDEND
                                                                             ETF
                                                               -------------------------------
                                                                    FOR THE          FOR THE
                                                               SIX MONTHS ENDED      PERIOD
                                                                    3/31/09        2/12/08*-
                                                                  (UNAUDITED)        9/30/08
                                                               ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income......................................    $    516,057     $  1,629,870
  Net realized gain (loss) on investments and foreign
     currency transactions...................................     (17,782,115)      (5,802,467)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures..       2,022,734       (9,994,929)
                                                                 ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..............................................     (15,243,324)     (14,167,526)
                                                                 ------------     ------------
  Net equalization credits and charges.......................         (10,256)         615,120
                                                                 ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................................        (372,972)      (2,270,350)
                                                                 ------------     ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.......................       9,064,841       59,783,673
  Net proceeds from the reinvestment of shares issued........          13,136           22,962
  Cost of shares redeemed....................................      (3,566,534)              --
  Net income equalization....................................          10,256         (615,120)
                                                                 ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS......................................       5,521,699       59,191,515
                                                                 ------------     ------------
  Net increase (decrease) in net assets during the period....     (10,104,853)      43,368,759
  Net assets at beginning of period..........................      43,368,759               --
                                                                 ------------     ------------
NET ASSETS END OF PERIOD(1)..................................    $ 33,263,906     $ 43,368,759
                                                                 ============     ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold................................................         300,000          900,000
  Shares issued to shareholders from reinvestment of
     distributions...........................................             300              380
  Shares redeemed............................................        (100,000)              --
                                                                 ------------     ------------
  NET INCREASE (DECREASE)....................................         200,300          900,380
                                                                 ============     ============
(1) Including undistributed (distribution in excess of) net
  investment income..........................................    $   (502,160)    $   (645,245)
                                                                 ============     ============




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                 SPDR S&P                         SPDR S&P
               INTERNATIONAL                  EMERGING MARKETS                  SPDR DOW JONES
                  MID CAP                         SMALL CAP                   GLOBAL REAL ESTATE
                    ETF                              ETF                              ETF
      ------------------------------   ------------------------------   ------------------------------
           FOR THE         FOR THE          FOR THE         FOR THE          FOR THE         FOR THE
      SIX MONTHS ENDED      PERIOD     SIX MONTHS ENDED      PERIOD     SIX MONTHS ENDED      PERIOD
           3/31/09         5/7/08*-         3/31/09        5/12/08*-         3/31/09         5/7/08*-
         (UNAUDITED)       9/30/08        (UNAUDITED)       9/30/08        (UNAUDITED)       9/30/08
      ----------------   -----------   ----------------   -----------   ----------------   -----------

         $    91,140     $    56,973      $    34,925     $    61,080     $    676,743     $   128,151
             (43,562)       (395,366)        (901,057)        (64,629)      (3,018,877)       (110,381)

          (1,574,516)     (1,546,347)      (1,398,358)     (2,194,587)     (10,727,699)     (1,749,172)
         -----------     -----------      -----------     -----------     ------------     -----------
          (1,526,938)     (1,884,740)      (2,264,490)     (2,198,136)     (13,069,833)     (1,731,402)
         -----------     -----------      -----------     -----------     ------------     -----------
              80,186              --               --         111,201          250,738          63,064
         -----------     -----------      -----------     -----------     ------------     -----------

            (181,824)             --          (63,515)             --         (861,084)       (155,654)
         -----------     -----------      -----------     -----------     ------------     -----------

           3,796,988       7,092,400               --      12,004,964       26,140,198      17,618,342
                  --              --               --              --               --              --
                  --              --               --              --               --              --
             (80,186)             --               --        (111,201)        (250,738)        (63,064)
         -----------     -----------      -----------     -----------     ------------     -----------
           3,716,802       7,092,400               --      11,893,763       25,889,460      17,555,278
         -----------     -----------      -----------     -----------     ------------     -----------
           2,088,226       5,207,660       (2,328,005)      9,806,828       12,209,281      15,731,286
           5,207,660              --        9,806,828              --       15,731,286              --
         -----------     -----------      -----------     -----------     ------------     -----------
         $ 7,295,886     $ 5,207,660      $ 7,478,823     $ 9,806,828     $ 27,940,567     $15,731,286
         ===========     ===========      ===========     ===========     ============     ===========

             200,000         200,000               --         300,000        1,100,000         400,000
                  --              --               --              --               --              --
                  --              --               --              --               --              --
         -----------     -----------      -----------     -----------     ------------     -----------
             200,000         200,000               --         300,000        1,100,000         400,000
         ===========     ===========      ===========     ===========     ============     ===========
         $   (27,511)    $    63,173      $    19,957     $    48,547     $   (212,332)    $   (27,991)
         ===========     ===========      ===========     ===========     ============     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                         INTERNATIONAL
                                                                     CONSUMER DISCRETIONARY
                                                                           SECTOR ETF
                                                                 -----------------------------
                                                                      FOR THE         FOR THE
                                                                 SIX MONTHS ENDED     PERIOD
                                                                      3/31/09        7/16/08*-
                                                                    (UNAUDITED)       9/30/08
                                                                 ----------------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income........................................     $    34,858     $   20,019
  Net realized gain (loss) on investments and foreign currency
     transactions..............................................          (2,211)         4,172
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions.............      (1,210,262)      (651,138)
                                                                    -----------     ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................      (1,177,615)      (626,947)
                                                                    -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income........................................         (44,497)        (6,448)
                                                                    -----------     ----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares.........................              --      5,108,000
                                                                    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS.................................................              --      5,108,000
                                                                    -----------     ----------
  Net increase (decrease) in net assets during the period......      (1,222,112)     4,474,605
  Net assets at beginning of period............................       4,474,605             --
                                                                    -----------     ----------
NET ASSETS END OF PERIOD(1)....................................     $ 3,252,493     $4,474,605
                                                                    ===========     ==========
SHARES OF BENEFICIAL INTEREST:
  Shares sold..................................................              --        200,000
                                                                    ===========     ==========
(1) Including undistributed (distribution in excess of) net
  investment income............................................     $     7,734     $   17,373
                                                                    ===========     ==========




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                 SPDR S&P                        SPDR S&P                         SPDR S&P
              INTERNATIONAL                    INTERNATIONAL                   INTERNATIONAL
             CONSUMER STAPLES                     ENERGY                         FINANCIAL
                SECTOR ETF                      SECTOR ETF                       SECTOR ETF
      -----------------------------   ------------------------------   -----------------------------
           FOR THE         FOR THE         FOR THE         FOR THE          FOR THE         FOR THE
      SIX MONTHS ENDED     PERIOD     SIX MONTHS ENDED      PERIOD     SIX MONTHS ENDED     PERIOD
           3/31/09        7/16/08*-        3/31/09        7/16/08*-         3/31/09        7/16/08*-
         (UNAUDITED)       9/30/08       (UNAUDITED)       9/30/08        (UNAUDITED)       9/30/08
      ----------------   ----------   ----------------   -----------   ----------------   ----------

         $    31,442     $   25,298      $    63,852     $    37,381      $    38,414     $   20,816
            (102,776)         1,780         (111,062)        (10,312)        (384,934)          (361)

          (1,217,766)      (339,793)      (1,193,467)     (1,309,489)      (1,475,982)      (610,163)
         -----------     ----------      -----------     -----------      -----------     ----------
          (1,289,100)      (312,715)      (1,240,677)     (1,282,420)      (1,822,502)      (589,708)
         -----------     ----------      -----------     -----------      -----------     ----------

             (26,598)       (21,072)         (60,837)        (27,210)         (31,696)       (18,330)
         -----------     ----------      -----------     -----------      -----------     ----------

                  --      5,494,000               --       6,323,333               --      4,903,333
         -----------     ----------      -----------     -----------      -----------     ----------
                  --      5,494,000               --       6,323,333               --      4,903,333
         -----------     ----------      -----------     -----------      -----------     ----------
          (1,315,698)     5,160,213       (1,301,514)      5,013,703       (1,854,198)     4,295,295
           5,160,213             --        5,013,703              --        4,295,295             --
         -----------     ----------      -----------     -----------      -----------     ----------
         $ 3,844,515     $5,160,213      $ 3,712,189     $ 5,013,703      $ 2,441,097     $4,295,295
         ===========     ==========      ===========     ===========      ===========     ==========

                  --        200,000               --         200,000               --        200,000
         ===========     ==========      ===========     ===========      ===========     ==========
         $     8,949     $    4,105      $     7,498     $     4,483      $     8,843     $    2,125
         ===========     ==========      ===========     ===========      ===========     ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                          INTERNATIONAL
                                                                           HEALTH CARE
                                                                           SECTOR ETF
                                                                    ------------------------
                                                                      FOR THE
                                                                     SIX MONTHS     FOR THE
                                                                       ENDED        PERIOD
                                                                      3/31/09      7/16/08*-
                                                                    (UNAUDITED)     9/30/08
                                                                    -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income...........................................  $    57,597   $   21,648
  Net realized gain (loss) on investments and foreign currency
     transactions.................................................       (5,762)     (69,952)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions................   (1,343,695)    (512,050)
                                                                    -----------   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS...................................................   (1,291,860)    (560,354)
                                                                    -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................................      (53,950)      (9,902)
                                                                    -----------   ----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares............................           --    6,246,000
                                                                    -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS
  Net increase (decrease) in net assets during the period.........   (1,345,810)   5,675,744
  Net assets at beginning of period...............................    5,675,744           --
                                                                    -----------   ----------
NET ASSETS END OF PERIOD(1).......................................  $ 4,329,934   $5,675,744
                                                                    ===========   ==========
SHARES OF BENEFICIAL INTEREST:
  Share sold......................................................           --      200,000
                                                                    ===========   ==========
(1) Including undistributed (distribution in excess of) net
  investment income...............................................  $    15,359   $   11,712
                                                                    ===========   ==========




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                                         SPDR S&P
         SPDR S&P                      SPDR S&P                      SPDR S&P                     SPDR  S&P              INTERNA-
       INTERNATIONAL                 INTERNATIONAL                 INTERNATIONAL                INTERNATIONAL             TIONAL
        INDUSTRIAL                     MATERIALS                    TECHNOLOGY                TELECOMMUNICATIONS        UTILITIES
        SECTOR ETF                    SECTOR ETF                    SECTOR ETF                    SECTOR ETF            SECTOR ETF
--------------------------    --------------------------    --------------------------    -------------------------    -----------
  FOR THE                       FOR THE                       FOR THE                       FOR THE                      FOR THE
 SIX MONTHS      FOR THE       SIX MONTHS      FOR THE       SIX MONTHS      FOR THE       SIX MONTHS      FOR THE      SIX MONTHS
   ENDED          PERIOD         ENDED          PERIOD         ENDED          PERIOD         ENDED         PERIOD         ENDED
  3/31/09       7/16/08*-       3/31/09       7/16/08*-       3/31/09       7/16/08*-       3/31/09       7/16/08*-      3/31/09
(UNAUDITED)      9/30/08      (UNAUDITED)      9/30/08      (UNAUDITED)      9/30/08      (UNAUDITED)      9/30/08     (UNAUDITED)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    ----------    -----------

$    47,610    $    17,115    $    23,465    $    23,231    $    16,275    $    11,770     $   58,097    $   33,024    $    38,878
      1,241         (4,301)      (104,362)       (21,694)       (17,306)           (46)       (52,367)         (697)       (57,917)

 (1,373,667)    (1,083,905)    (1,186,426)    (1,983,564)    (1,119,624)    (1,111,771)      (866,926)     (866,723)    (1,391,189)
-----------    -----------    -----------    -----------    -----------    -----------     ----------    ----------    -----------
 (1,324,816)    (1,071,091)    (1,267,323)    (1,982,027)    (1,120,655)    (1,100,047)      (861,196)     (834,396)    (1,410,228)
-----------    -----------    -----------    -----------    -----------    -----------     ----------    ----------    -----------

    (41,434)        (9,075)       (23,669)       (14,130)       (15,260)            --        (59,686)      (27,199)       (11,893)
-----------    -----------    -----------    -----------    -----------    -----------     ----------    ----------    -----------

         --      5,493,334             --      6,304,667             --      5,554,000             --     5,403,333             --
-----------    -----------    -----------    -----------    -----------    -----------     ----------    ----------    -----------

 (1,366,250)     4,413,168     (1,290,992)     4,308,510     (1,135,915)     4,453,953       (920,882)    4,541,738     (1,422,121)
  4,413,168             --      4,308,510             --      4,453,953             --      4,541,738            --      4,989,238
-----------    -----------    -----------    -----------    -----------    -----------     ----------    ----------    -----------
$ 3,046,918    $ 4,413,168    $ 3,017,518    $ 4,308,510    $ 3,318,038    $ 4,453,953     $3,620,856    $4,541,738    $ 3,567,117
===========    ===========    ===========    ===========    ===========    ===========     ==========    ==========    ===========

         --        200,000             --        200,000             --        200,000             --       200,000             --
===========    ===========    ===========    ===========    ===========    ===========     ==========    ==========    ===========
$    14,233    $     8,057    $     8,337    $     8,541    $    12,739    $    11,724     $    3,539    $    5,128    $    14,211
===========    ===========    ===========    ===========    ===========    ===========     ==========    ==========    ===========

  SPDR S&P
  INTERNA-      SPDR S&P
   TIONAL       INTERNA-
 INDUSTRIAL      TIONAL
 SECTOR ETF     UTILITIES
-----------    SECTOR ETF
  FOR THE      ----------
 SIX MONTHS      FOR THE
   ENDED         PERIOD
  3/31/09       7/16/08*-
(UNAUDITED)      9/30/08
-----------    ----------

$    47,610    $   76,199
      1,241        (6,776)

 (1,373,667)     (886,841)
-----------    ----------
 (1,324,816)     (817,418)
-----------    ----------

    (41,434)      (87,344)
-----------    ----------

         --     5,894,000
-----------    ----------

 (1,366,250)    4,989,238
  4,413,168            --
-----------    ----------
$ 3,046,918    $4,989,238
===========    ==========

         --       200,000
===========    ==========
$    14,233    $  (12,774)
===========    ==========


SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                           SPDR DJ STOXX 50 ETF
                                               ----------------------------------------------------------------------------
                                                    FOR THE
                                               SIX MONTHS ENDED
                                                    3/31/09      YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                  (UNAUDITED)      9/30/08     9/30/07     9/30/06     9/30/05    9/30/04+
                                               ----------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.........       $ 36.33        $ 53.69    $  44.48     $ 39.31     $ 33.20     $ 27.89
                                                    -------        -------    --------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................          0.39(5)        1.88        1.50        1.30(5)     1.01        0.99
Net realized and unrealized gain (loss) (7)..        (12.58)        (17.09)       9.22        5.05        6.10        5.16
                                                    -------        -------    --------     -------     -------     -------
Total from investment operations.............        (12.19)        (15.21)      10.72        6.35        7.11        6.15
                                                    -------        -------    --------     -------     -------     -------
Net equalization credits and charges (5).....          0.00(4)       (0.12)      (0.03)       0.38        0.00(4)     0.01
                                                    -------        -------    --------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................         (0.39)         (1.69)      (1.47)      (1.41)      (1.00)      (0.85)
Net realized gains...........................            --          (0.34)      (0.01)      (0.15)         --          --
                                                    -------        -------    --------     -------     -------     -------
Total distributions..........................         (0.39)         (2.03)      (1.48)      (1.56)      (1.00)      (0.85)
                                                    -------        -------    --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD...............       $ 23.75        $ 36.33    $  53.69     $ 44.48     $ 39.31     $ 33.20
                                                    =======        =======    ========     =======     =======     =======
TOTAL RETURN (1).............................        (33.74)%       (29.27)%     24.22%      17.40%      21.60%      22.13%
Net assets, end of period (in 000's).........       $43,953        $76,311    $185,256     $71,175     $31,447     $24,896
Ratio of expenses to average net assets......          0.29%(2)       0.29%       0.30%       0.33%       0.32%       0.33%
Ratio of net investment income (loss) to
  average net assets.........................          2.95%(2)       3.35%       3.16%       3.13%       2.75%       2.98%
Portfolio turnover rate (3)..................             3%            14%          9%         14%          9%          7%





See accompanying notes to financial highlights on page 218 and notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                   SPDR S&P EMERGING
                            SPDR DJ EURO STOXX 50 ETF                                              ASIA PACIFIC ETF
---------------------------------------------------------------------------------   ----------------------------------------------
     FOR THE                                                                             FOR THE
SIX MONTHS ENDED                                                                    SIX MONTHS ENDED                FOR THE PERIOD
     3/31/09       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED        3/31/09       YEAR ENDED     3/20/07* -
   (UNAUDITED)       9/30/08      9/30/07      9/30/06      9/30/05     9/30/04+       (UNAUDITED)       9/30/08        9/30/07
----------------   ----------   ----------   ----------   ----------   ----------   ----------------   ----------   --------------
    $  41.88        $  62.12     $  49.23     $  41.31     $  33.94      $ 27.97        $  54.59        $  87.74        $ 60.50
    --------        --------     --------     --------     --------      -------        --------        --------        -------

        0.23            2.17         1.40         1.32(5)      0.94         0.64            0.06            0.90           0.64
      (14.83)         (19.32)       12.80         7.92         7.39         6.14          (10.10)         (35.04)         25.50
    --------        --------     --------     --------     --------      -------        --------        --------        -------
      (14.60)         (17.15)       14.20         9.24         8.33         6.78          (10.04)         (34.14)         26.14
    --------        --------     --------     --------     --------      -------        --------        --------        -------
        0.00(4)        (0.24)        0.35        (0.08)        0.02         0.01            0.30            2.13           1.10
    --------        --------     --------     --------     --------      -------        --------        --------        -------

       (0.24)          (1.95)       (1.66)       (1.24)       (0.98)       (0.82)          (0.58)          (1.03)            --
          --           (0.90)          --           --           --           --              --           (0.11)            --
    --------        --------     --------     --------     --------      -------        --------        --------        -------
       (0.24)          (2.85)       (1.66)       (1.24)       (0.98)       (0.82)          (0.58)          (1.14)            --
    --------        --------     --------     --------     --------      -------        --------        --------        -------
    $  27.04        $  41.88     $  62.12     $  49.23     $  41.31      $ 33.94        $  44.27        $  54.59        $ 87.74
    ========        ========     ========     ========     ========      =======        ========        ========        =======
      (34.96)%        (29.00)%      29.76%       22.48%       24.82%       24.21%         (17.85)%        (36.95)%        45.03%
    $106,836        $224,080     $484,541     $233,865     $179,688      $93,325        $168,212        $163,780        $61,420
        0.29%(2)        0.29%        0.30%        0.33%        0.32%        0.33%           0.60%(2)        0.59%          0.63%(2)
        1.52%(2)        3.53%        2.86%        2.92%        2.79%        1.92%           0.33%(2)        2.28%          3.33%(2)
           3%             14%          11%           6%          15%          11%              3%              7%             1%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                           SPDR S&P                           SPDR S&P EMERGING
                                                          CHINA ETF                              MARKETS ETF
                                       -----------------------------------------------  ----------------------------
                                            FOR THE                                          FOR THE
                                       SIX MONTHS ENDED                 FOR THE PERIOD  SIX MONTHS ENDED
                                            3/31/09        YEAR ENDED     3/20/07* -         3/31/09      YEAR ENDED
                                          (UNAUDITED)        9/30/08        9/30/07        (UNAUDITED)      9/30/08
                                       ----------------    ----------   --------------  ----------------  ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  51.29         $  94.34       $  52.23          $ 51.86        $ 75.21
                                           --------         --------       --------          -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).........          0.00(4)(5)       0.75           0.50             0.25           1.32
Net realized and unrealized gain
  (loss) (7).........................         (5.92)          (43.64)         40.90           (14.52)        (23.44)
                                           --------         --------       --------          -------        -------
Total from investment operations.....         (5.92)          (42.89)         41.40           (14.27)        (22.12)
                                           --------         --------       --------          -------        -------
Net equalization credits and charges
  (5)................................          0.46             0.47           0.71             0.56           0.16
                                           --------         --------       --------          -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................         (0.80)           (0.63)            --            (1.39)         (0.65)
Net realized gains...................            --               --             --               --          (0.74)
                                           --------         --------       --------          -------        -------
Total distributions..................         (0.80)           (0.63)            --            (1.39)         (1.39)
                                           --------         --------       --------          -------        -------
NET ASSET VALUE, END OF PERIOD.......      $  45.03         $  51.29       $  94.34          $ 36.76        $ 51.86
                                           ========         ========       ========          =======        =======
TOTAL RETURN (1).....................        (10.69)%         (45.26)%        80.64%          (26.52)%       (29.77)%
Net assets, end of period (in
  000's).............................      $180,106         $123,108       $122,639          $47,790        $36,299
Ratio of expenses to average net
  assets.............................          0.59%(2)         0.59%          0.59%(2)         0.59%(2)       0.59%
Ratio of expenses to average net
  assets before waiver...............          0.59%(2)         0.59%          0.59%(2)         0.59%(2)       0.59%
Ratio of net investment income (loss)
  to average net assets..............          0.01%(2)         1.33%          2.56%(2)         1.43%(2)       1.97%
Portfolio turnover rate (3)..........             1%               4%             0%               1%            11%
                                          SPDR S&P
                                          EMERGING
                                         MARKETS ETF
                                       --------------
                                       FOR THE PERIOD
                                         3/20/07* -
                                           9/30/07
                                       --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $ 55.63
                                           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).........         0.42
Net realized and unrealized gain
  (loss) (7).........................        18.49
                                           -------
Total from investment operations.....        18.91
                                           -------
Net equalization credits and charges
  (5)................................         0.67
                                           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................           --
Net realized gains...................           --
                                           -------
Total distributions..................           --
                                           -------
NET ASSET VALUE, END OF PERIOD.......      $ 75.21
                                           =======
TOTAL RETURN (1).....................        35.20%
Net assets, end of period (in
  000's).............................      $45,125
Ratio of expenses to average net
  assets.............................         0.60%(2)
Ratio of expenses to average net
  assets before waiver...............         0.60%(2)
Ratio of net investment income (loss)
  to average net assets..............         2.42%(2)
Portfolio turnover rate (3)..........            0%(6)





See accompanying notes to financial highlights on page 218 and notes to financial statements.

--------------------------------------------------------------------------------


                   SPDR S&P                                     SPDR S&P EMERGING                       SPDR S&P EMERGING
                  BRIC 40 ETF                                      EUROPE ETF                           LATIN AMERICA ETF
----------------------------------------------   ----------------------------------------------   -----------------------------
     FOR THE                                          FOR THE                                          FOR THE
SIX MONTHS ENDED                FOR THE PERIOD   SIX MONTHS ENDED                FOR THE PERIOD   SIX MONTHS ENDED
     3/31/09       YEAR ENDED     6/19/07* -          3/31/09       YEAR ENDED     3/20/07* -          3/31/09       YEAR ENDED
   (UNAUDITED)       9/30/08        9/30/07         (UNAUDITED)       9/30/08        9/30/07         (UNAUDITED)       9/30/08
----------------   ----------   --------------   ----------------   ----------   --------------   ----------------   ----------
    $  20.29        $  30.18       $  24.07           $ 42.73         $ 64.57        $ 54.38           $ 61.83         $ 78.49
    --------        --------       --------           -------         -------        -------           -------         -------

        0.15            0.39           0.07              0.31            0.46           0.22              0.57            1.32
       (5.25)         (10.19)          5.90            (19.24)         (22.41)          9.18            (21.12)         (17.23)
    --------        --------       --------           -------         -------        -------           -------         -------
       (5.10)          (9.80)          5.97            (18.93)         (21.95)          9.40            (20.55)         (15.91)
    --------        --------       --------           -------         -------        -------           -------         -------
       (0.04)           0.04           0.14             (0.43)           0.51           0.79              0.00(4)         0.25
    --------        --------       --------           -------         -------        -------           -------         -------

       (0.45)          (0.13)            --             (0.55)          (0.37)            --             (1.14)          (0.95)
          --              --             --                --           (0.03)            --                --           (0.05)
    --------        --------       --------           -------         -------        -------           -------         -------
       (0.45)          (0.13)            --             (0.55)          (0.40)            --             (1.14)          (1.00)
    --------        --------       --------           -------         -------        -------           -------         -------
    $  14.70        $  20.29       $  30.18           $ 22.82         $ 42.73        $ 64.57           $ 40.14         $ 61.83
    ========        ========       ========           =======         =======        =======           =======         =======
      (25.38)%        (32.50)%        25.38%           (45.45)%        (33.45)%        18.73%           (33.32)%        (20.21)%
    $120,573        $188,734       $156,921           $36,507         $81,189        $38,741           $48,163         $74,202
        0.43%(2)        0.40%          0.40%(2)          0.59%(2)        0.60%          0.60%(2)          0.60%(2)        0.60%
        0.50%(2)        0.50%          0.50%(2)          0.59%(2)        0.60%          0.60%(2)          0.60%(2)        0.60%
        1.86%(2)        1.43%          2.31%(2)          1.41%(2)        0.96%          1.53%(2)          2.87%(2)        1.94%
          11%             16%             0%               18%             19%             3%                5%              7%
                      SPDR S&P
    SPDR S&P          EMERGING
   BRIC 40 ETF      LATIN AMERICA
----------------         ETF
     FOR THE       --------------
SIX MONTHS ENDED   FOR THE PERIOD
     3/31/09         3/20/07* -
   (UNAUDITED)         9/30/07
----------------   --------------
    $  20.29           $ 57.51
    --------           -------

        0.15              0.50
       (5.25)            20.32
    --------           -------
       (5.10)            20.82
    --------           -------
       (0.04)             0.16
    --------           -------

       (0.45)               --
          --                --
    --------           -------
       (0.45)               --
    --------           -------
    $  14.70           $ 78.49
    ========           =======
      (25.38)%           36.49%
    $120,573           $39,244
        0.43%(2)          0.60%(2)
        0.50%(2)          0.60%(2)
        1.86%(2)          1.98%(2)
          11%                2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                      SPDR S&P EMERGING                                 SPDR S&P
                                                  MIDDLE EAST & AFRICA ETF                           WORLD EX-US ETF
                                        --------------------------------------------  --------------------------------------------
                                             FOR THE                                       FOR THE
                                        SIX MONTHS ENDED              FOR THE PERIOD  SIX MONTHS ENDED              FOR THE PERIOD
                                             3/31/09      YEAR ENDED    3/20/07* -         3/31/09      YEAR ENDED    4/20/07* -
                                           (UNAUDITED)      9/30/08       9/30/07        (UNAUDITED)      9/30/08       9/30/07
                                        ----------------  ----------  --------------  ----------------  ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..       $ 54.48       $  68.63       $ 59.25          $ 23.31        $ 34.05       $ 32.57
                                             -------       --------       -------          -------        -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..........          0.85           1.79(8)       0.67             0.22(4)        0.61          0.41
Net realized and unrealized gain
  (loss) (7)..........................        (12.24)        (15.86)         8.49            (7.73)        (11.31)         1.07
                                             -------       --------       -------          -------        -------       -------
Total from investment operations......        (11.39)        (14.07)         9.16            (7.51)        (10.70)         1.48
                                             -------       --------       -------          -------        -------       -------
Net equalization credits and charges
  (5).................................         (0.46)          1.04          0.22             0.62           0.62            --
                                             -------       --------       -------          -------        -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................         (1.83)         (1.02)           --            (0.64)         (0.57)           --
Net realized gains....................            --          (0.10)           --               --          (0.09)           --
                                             -------       --------       -------          -------        -------       -------
Total distributions...................         (1.83)         (1.12)           --            (0.64)         (0.66)           --
                                             -------       --------       -------          -------        -------       -------
NET ASSET VALUE, END OF PERIOD........       $ 40.80       $  54.48       $ 68.63          $ 15.78        $ 23.31       $ 34.05
                                             =======       ========       =======          =======        =======       =======
TOTAL RETURN (1)......................        (21.88)%       (19.37)%       15.84%          (29.95)%       (30.13)%        4.56%
Net assets, end of period (in 000's)..       $81,608       $152,538       $27,452          $47,334        $27,973       $13,621
Ratio of expenses to average net
  assets..............................          0.59%(2)       0.59%         0.59%(2)         0.34%(2)       0.35%         0.35%(2)
Ratio of net investment income (loss)
  to average net assets...............          2.71%(2)       3.88%         2.65%(2)         2.64%(2)       3.36%         2.89%(2)
Portfolio turnover rate (3)...........            10%             7%            1%               3%             4%            0%(6)
NET ASSET VALUE, BEGINNING OF PERIOD..

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..........
Net realized and unrealized gain
  (loss) (7)..........................

Total from investment operations......

Net equalization credits and charges
  (5).................................

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................
Net realized gains....................

Total distributions...................

NET ASSET VALUE, END OF PERIOD........

TOTAL RETURN (1)......................
Net assets, end of period (in 000's)..
Ratio of expenses to average net
  assets..............................
Ratio of net investment income (loss)
  to average net assets...............
Portfolio turnover rate (3)...........





See accompanying notes to financial highlights on page 218 and notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                              SPDR
                                                                                                         FTSE/MACQUARIE
                                                                                                             GLOBAL
             SPDR S&P INTERNATIONAL                                  SPDR DOW JONES                      INFRASTRUCTURE
                  SMALL CAP ETF                               INTERNATIONAL REAL ESTATE ETF                  100 ETF
------------------------------------------------    ------------------------------------------------    ----------------
     FOR THE                                             FOR THE                                             FOR THE
SIX MONTHS ENDED                  FOR THE PERIOD    SIX MONTHS ENDED                  FOR THE PERIOD    SIX MONTHS ENDED
     3/31/09        YEAR ENDED      4/20/07* -           3/31/09        YEAR ENDED      12/15/06* -          3/31/09
   (UNAUDITED)        9/30/08         9/30/07          (UNAUDITED)        9/30/08         9/30/07          (UNAUDITED)
----------------    ----------    --------------    ----------------    ----------    --------------    ----------------
    $  23.71         $  36.71        $  35.59           $  37.86         $  63.83       $    60.28           $ 47.03
    --------         --------        --------           --------         --------       ----------           -------

        0.11             0.51            0.17               0.63             1.80             1.20              0.54
       (7.40)          (13.04)           0.70             (16.07)          (26.03)            3.33            (12.81)
    --------         --------        --------           --------         --------       ----------           -------
       (7.29)          (12.53)           0.87             (15.44)          (24.23)            4.53            (12.27)
    --------         --------        --------           --------         --------       ----------           -------
        0.06             0.35            0.25              (0.01)            0.06             0.36              0.08
    --------         --------        --------           --------         --------       ----------           -------

       (0.36)           (0.30)             --              (0.62)           (1.80)           (1.34)            (1.48)
          --            (0.52)             --                 --               --               --                --
    --------         --------        --------           --------         --------       ----------           -------
       (0.36)           (0.82)             --              (0.62)           (1.80)           (1.34)            (1.48)
    --------         --------        --------           --------         --------       ----------           -------
    $  16.12         $  23.71        $  36.71           $  21.79         $  37.86       $    63.83           $ 33.36
    ========         ========        ========           ========         ========       ==========           =======
      (30.69)%         (33.83)%          3.14%            (40.93)%         (38.38)%           8.09%           (26.49)%
    $245,016         $331,890        $110,116           $429,889         $811,118       $1,111,226           $56,708
        0.59%(2)         0.59%           0.59%(2)           0.59%(2)         0.59%            0.60%(2)          0.59%(2)
        2.36%(2)         2.38%           1.89%(2)           4.94%(2)         3.43%            3.01%(2)          2.83%(2)
           7%              46%              2%                12%               8%              16%                5%
    SPDR S&P
  INTERNATIONAL          SPDR FTSE/MACQUARIE
  SMALL CAP ETF       GLOBAL INFRASTRUCTURE 100
----------------                 ETF
     FOR THE        ----------------------------
SIX MONTHS ENDED                  FOR THE PERIOD
     3/31/09        YEAR ENDED      1/25/07* -
   (UNAUDITED)        9/30/08         9/30/07
----------------    ----------    --------------
    $  23.71          $ 57.68         $ 50.41
    --------          -------         -------

        0.11             1.53(8)         0.59
       (7.40)          (11.64)           6.11
    --------          -------         -------
       (7.29)          (10.11)           6.70
    --------          -------         -------
        0.06             0.60            0.57
    --------          -------         -------

       (0.36)           (0.94)             --
          --            (0.20)             --
    --------          -------         -------
       (0.36)           (1.14)             --
    --------          -------         -------
    $  16.12          $ 47.03         $ 57.68
    ========          =======         =======
      (30.69)%         (16.93)%         14.43%
    $245,016          $79,944         $46,142
        0.59%(2)         0.59%           0.59%(2)
        2.36%(2)         3.49%           2.50%(2)
           7%               7%              6%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                      SPDR MSCI ACWI                        SPDR RUSSELL/NOMURA
                                                         EX-US ETF                            PRIME JAPAN ETF
                                      ----------------------------------------------   -----------------------------
                                           FOR THE                                          FOR THE
                                      SIX MONTHS ENDED                FOR THE PERIOD   SIX MONTHS ENDED
                                           3/31/09       YEAR ENDED     1/10/07* -          3/31/09       YEAR ENDED
                                         (UNAUDITED)       9/30/08        9/30/07         (UNAUDITED)       9/30/08
                                      ----------------   ----------   --------------   ----------------   ----------

NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $  29.39        $  42.56       $  35.60           $ 39.64         $ 55.91
                                          --------        --------       --------           -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)........          0.27(5)         0.82           0.44              0.62            1.95
Net realized and unrealized gain
  (loss) (7)........................         (9.03)         (13.76)          6.12             (9.67)         (15.75)
                                          --------        --------       --------           -------         -------
Total from investment operations....         (8.76)         (12.94)          6.56             (9.05)         (13.80)
                                          --------        --------       --------           -------         -------
Net equalization credits and charges
  (5)...............................          0.06            0.60           0.40              0.28           (0.62)
                                          --------        --------       --------           -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............         (0.51)          (0.77)            --             (1.34)          (1.69)
Net realized gains..................            --           (0.06)            --                --           (0.16)
                                          --------        --------       --------           -------         -------
Total distributions.................         (0.51)          (0.83)            --             (1.34)          (1.85)
                                          --------        --------       --------           -------         -------
NET ASSET VALUE, END OF PERIOD......      $  20.18        $  29.39       $  42.56           $ 29.53         $ 39.64
                                          ========        ========       ========           =======         =======
TOTAL RETURN (1)....................        (29.84)%        (29.53)%        19.55%           (22.67)%        (26.48)%
Net assets, end of period (in
  000's)............................      $189,733        $258,639       $127,691           $11,814         $23,786
Ratio of expenses to average net
  assets............................          0.34%(2)        0.34%          0.35%(2)          0.50%(2)        0.50%
Ratio of net investment income
  (loss) to average net assets......          2.50%(2)        3.00%          2.78%(2)          1.47%(2)        0.52%
Portfolio turnover rate (3).........            10%              5%             1%                4%              3%
                                           SPDR
                                      RUSSELL/NOMURA
                                        PRIME JAPAN
                                            ETF
                                      --------------
                                      FOR THE PERIOD
                                        11/9/06* -
                                          9/30/07
                                      --------------

NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $  52.65
                                         --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)........         0.42
Net realized and unrealized gain
  (loss) (7)........................         2.84
                                         --------
Total from investment operations....         3.26
                                         --------
Net equalization credits and charges
  (5)...............................           --
                                         --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............         0.00(4)
Net realized gains..................           --
                                         --------
Total distributions.................           --
                                         --------
NET ASSET VALUE, END OF PERIOD......     $  55.91
                                         ========
TOTAL RETURN (1)....................         6.19%
Net assets, end of period (in
  000's)............................     $268,392
Ratio of expenses to average net
  assets............................         0.51%(2)
Ratio of net investment income
  (loss) to average net assets......         0.97%(2)
Portfolio turnover rate (3).........            0%(6)





See accompanying notes to financial highlights on page 218 and notes to financial statements.

--------------------------------------------------------------------------------

                                                              SPDR S&P                            SPDR S&P
                                                           INTERNATIONAL                       INTERNATIONAL
              SPDR RUSSELL/NOMURA                             DIVIDEND                            MID CAP
              SMALL CAP JAPAN ETF                               ETF                                 ETF
----------------------------------------------   ---------------------------------   ---------------------------------
     FOR THE                                          FOR THE                             FOR THE
SIX MONTHS ENDED                FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
     3/31/09       YEAR ENDED     11/9/06* -          3/31/09         2/12/08* -          3/31/09          5/7/08* -
   (UNAUDITED)       9/30/08        9/30/07         (UNAUDITED)         9/30/08         (UNAUDITED)         9/30/08
----------------   ----------   --------------   ----------------   --------------   ----------------   --------------
     $ 35.84         $ 48.31       $  48.70           $ 48.17           $ 70.76           $ 26.04           $ 35.46
     -------         -------       --------           -------           -------           -------           -------

        0.40(5)         0.71           0.53              0.70              3.56              0.07              0.32
       (5.26)         (12.49)         (0.77)           (18.20)           (23.17)            (7.67)            (9.74)
     -------         -------       --------           -------           -------           -------           -------
       (4.86)         (11.78)         (0.24)           (17.50)           (19.61)            (7.60)            (9.42)
     -------         -------       --------           -------           -------           -------           -------
       (0.02)          (0.12)         (0.03)            (0.01)             1.30              0.25                --
     -------         -------       --------           -------           -------           -------           -------

       (0.64)          (0.57)         (0.12)            (0.44)            (4.28)            (0.45)               --
          --              --             --                --                --                --                --
     -------         -------       --------           -------           -------           -------           -------
       (0.64)          (0.57)         (0.12)            (0.44)            (4.28)            (0.45)               --
     -------         -------       --------           -------           -------           -------           -------
     $ 30.32         $ 35.84       $  48.31           $ 30.22           $ 48.17           $ 18.24           $ 26.04
     =======         =======       ========           =======           =======           =======           =======
      (13.89)%        (24.85)%        (0.57)%          (36.47)%          (26.93)%          (28.42)%          (26.54)%
     $68,229         $77,057       $137,695           $33,264           $43,369            $7,296            $5,208
        0.55%(2)        0.55%          0.56%(2)          0.48%(2)          0.48%(2)          0.45%(2)          0.45%(2)

        2.36%(2)        1.24%          1.26%(2)          3.56%(2)          8.77%(2)          2.98%(2)          2.22%(2)
          16%             22%             2%               57%               71%                1%               19%
      SPDR                      SPDR S&P
 RUSSELL/NOMURA             EMERGING MARKETS
 SMALL CAP JAPAN               SMALL CAP
       ETF                        ETF
----------------   ---------------------------------
     FOR THE            FOR THE
SIX MONTHS ENDED   SIX MONTHS ENDED   FOR THE PERIOD
     3/31/09            3/31/09         5/12/08* -
   (UNAUDITED)        (UNAUDITED)         9/30/08
----------------   ----------------   --------------
     $ 35.84            $ 32.69           $ 52.29
     -------            -------           -------

        0.40(5)            0.12              0.16
       (5.26)             (7.67)           (20.81)
     -------            -------           -------
       (4.86)             (7.55)           (20.65)
     -------            -------           -------
       (0.02)                --              1.05
     -------            -------           -------

       (0.64)             (0.21)               --
          --                 --                --
     -------            -------           -------
       (0.64)             (0.21)               --
     -------            -------           -------
     $ 30.32            $ 24.93           $ 32.69
     =======            =======           =======
      (13.89)%           (23.08)%          (37.48)%
     $68,229             $7,479            $9,807
        0.55%(2)           0.66%(2)          0.76%(2)

        2.36%(2)           0.98%(2)          3.41%(2)
          16%                15%                2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                                                   SPDR S&P                  SPDR S&P
                                                                                 INTERNATIONAL             INTERNATIONAL
                                                 SPDR DOW                          CONSUMER                  CONSUMER
                                               JONES GLOBAL                      DISCRETIONARY                STAPLES
                                                REAL ESTATE                         SECTOR                    SECTOR
                                                    ETF                               ETF                       ETF
                                     --------------------------------  --------------------------------  ----------------
                                          FOR THE                           FOR THE                           FOR THE
                                     SIX MONTHS ENDED  FOR THE PERIOD  SIX MONTHS ENDED  FOR THE PERIOD  SIX MONTHS ENDED
                                          3/31/09         5/7/08* -         3/31/09        7/16/08* -         3/31/09
                                        (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08        (UNAUDITED)
                                     ----------------  --------------  ----------------  --------------  ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $39.33           $49.87          $22.37           $25.54           $25.80
                                          -------          -------          ------           ------           ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).......          0.70             0.56            0.17             0.12             0.15
Net realized and unrealized gain
  (loss) (7).......................        (20.90)          (10.80)          (6.06)           (3.26)           (6.60)
                                          -------          -------          ------           ------           ------
Total from investment operations...        (20.20)          (10.24)          (5.89)           (3.14)           (6.45)
                                          -------          -------          ------           ------           ------
Net equalization credits and
  charges(5).......................          0.28             0.33              --               --               --
                                          -------          -------          ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............         (0.78)           (0.63)          (0.22)           (0.03)           (0.13)
                                          -------          -------          ------           ------           ------
NET ASSET VALUE, END OF PERIOD.....        $18.63           $39.33          $16.26           $22.37           $19.22
                                          =======          =======          ======           ======           ======
TOTAL RETURN (1)...................        (50.95)%         (19.89)%        (26.41)%         (12.29)%         (25.02)%
Net assets, end of period (in
  000's)...........................       $27,941          $15,731          $3,252           $4,475           $3,845
Ratio of expenses to average net
  assets...........................          0.50%(2)         0.50%(2)        0.50%(2)         0.52%(2)         0.50%(2)
Ratio of net investment income
  (loss) to average net assets.....          6.88%(2)         3.97%(2)        2.04%(2)         1.88%(2)         1.51%(2)
Portfolio turnover rate (3)........             9%               4%              6%               1%               8%
                                        SPDR S&P
                                      INTERNATIONAL
                                        CONSUMER
                                         STAPLES
                                         SECTOR
                                           ETF
                                     --------------
                                     FOR THE PERIOD
                                       7/16/08* -
                                         9/30/08
                                     --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $27.47
                                         ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).......        0.13
Net realized and unrealized gain
  (loss) (7).......................       (1.69)
                                         ------
Total from investment operations...       (1.56)
                                         ------
Net equalization credits and
  charges(5).......................          --
                                         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............       (0.11)
                                         ------
NET ASSET VALUE, END OF PERIOD.....      $25.80
                                         ======
TOTAL RETURN (1)...................       (5.70)%
Net assets, end of period (in
  000's)...........................      $5,160
Ratio of expenses to average net
  assets...........................        0.50%(2)
Ratio of net investment income
  (loss) to average net assets.....        2.17%(2)
Portfolio turnover rate (3)........           9%





See accompanying notes to financial highlights on page 218 and notes to financial statements.

--------------------------------------------------------------------------------



             SPDR S&P                            SPDR S&P                            SPDR S&P                   SPDR S&P
          INTERNATIONAL                       INTERNATIONAL                       INTERNATIONAL               INTERNATIONAL
              ENERGY                            FINANCIAL                          HEALTH CARE                 INDUSTRIAL
              SECTOR                              SECTOR                              SECTOR                     SECTOR
               ETF                                 ETF                                 ETF                         ETF
---------------------------------   ---------------------------------   ---------------------------------   ----------------
     FOR THE                             FOR THE                             FOR THE                             FOR THE
SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED
     3/31/09         7/16/08* -          3/31/09          7/16/08*-          3/31/09         7/16/08* -          3/31/09
   (UNAUDITED)         9/30/08         (UNAUDITED)         9/30/08         (UNAUDITED)         9/30/08         (UNAUDITED)
----------------   --------------   ----------------   --------------   ----------------   --------------   ----------------
     $25.07            $31.62            $21.48            $24.52            $28.38            $31.23            $22.07
     ------            ------            ------            ------            ------            ------            ------

       0.32              0.16              0.19              0.10              0.29              0.11              0.24
      (6.53)            (6.57)            (9.30)            (3.05)            (6.75)            (2.91)            (6.87)
     ------            ------            ------            ------            ------            ------            ------
      (6.21)            (6.41)            (9.11)            (2.95)            (6.46)            (2.80)            (6.63)
     ------            ------            ------            ------            ------            ------            ------
         --                --                --                --                --                --                --
     ------            ------            ------            ------            ------            ------            ------

      (0.30)            (0.14)            (0.16)            (0.09)            (0.27)            (0.05)            (0.21)
     ------            ------            ------            ------            ------            ------            ------
     $18.56            $25.07            $12.21            $21.48            $21.65            $28.38            $15.23
     ======            ======            ======            ======            ======            ======            ======
     (24.83)%          (20.28)%          (42.51)%          (12.03)%          (22.80)%           (8.97)%          (30.17)%
     $3,712            $5,014            $2,441            $4,295            $4,330            $5,676            $3,047
       0.50%(2)          0.50%(2)          0.51%(2)          0.50%(2)          0.50%(2)          0.50%(2)          0.50%(2)

       3.37%(2)          3.03%(2)          2.75%(2)          2.03%(2)          2.42%(2)          1.67%(2)          2.91%(2)
          6%                1%                8%                0%                0%(6)            18%                0%(6)
    SPDR S&P
  INTERNATIONAL       SPDR S&P
     ENERGY         INTERNATIONAL
     SECTOR          INDUSTRIAL
       ETF             SECTOR
----------------         ETF
     FOR THE       --------------
SIX MONTHS ENDED   FOR THE PERIOD
     3/31/09         7/16/08* -
   (UNAUDITED)         9/30/08
----------------   --------------
     $25.07            $27.47
     ------            ------

       0.32              0.09
      (6.53)            (5.44)
     ------            ------
      (6.21)            (5.35)
     ------            ------
         --                --
     ------            ------

      (0.30)            (0.05)
     ------            ------
     $18.56            $22.07
     ======            ======
     (24.83)%          (19.49)%
     $3,712            $4,413
       0.50%(2)          0.50%(2)

       3.37%(2)          1.55%(2)
          6%                0%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                                                 SPDR S&P                          SPDR S&P
                                                               INTERNATIONAL                     INTERNATIONAL
                                                                 MATERIALS                        TECHNOLOGY
                                                                  SECTOR                            SECTOR
                                                                    ETF                               ETF
                                                     --------------------------------  --------------------------------
                                                          FOR THE                           FOR THE
                                                     SIX MONTHS ENDED  FOR THE PERIOD  SIX MONTHS ENDED  FOR THE PERIOD
                                                          3/31/09        7/16/08* -         3/31/09        7/16/08* -
                                                        (UNAUDITED)        9/30/08        (UNAUDITED)        9/30/08
                                                     ----------------  --------------  ----------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............       $21.54           $31.52           $22.27           $27.77
                                                          ------           ------           ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).......................         0.12             0.11             0.08(5)          0.06
Net realized and unrealized gain (loss) (7)........        (6.45)          (10.02)           (5.68)           (5.56)
                                                          ------           ------           ------           ------
Total from investment operations...................        (6.33)           (9.91)           (5.60)           (5.50)
                                                          ------           ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................        (0.12)           (0.07)           (0.08)              --
                                                          ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD.....................       $15.09           $21.54           $16.59           $22.27
                                                          ======           ======           ======           ======
TOTAL RETURN (1)...................................       (29.42)%         (31.44)%         (25.18)%         (19.81)%
Net assets, end of period (in 000's)...............       $3,018           $4,309           $3,318           $4,454
Ratio of expenses to average net assets............         0.50%(2)         0.50%(2)         0.51%(2)         0.50%(2)
Ratio of net investment income (loss) to average
  net assets.......................................         1.56%(2)         1.99%(2)         0.97%(2)         1.04%(2)
Portfolio turnover rate (3)........................            2%               4%               1%               0%




    *  Commencement of operations

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (2) Annualized.

   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (4) Amount is less than $0.005 per share.

   (5) Per share numbers have been calculated using average shares outstanding.

   (6) Amount shown represents less than 0.5%.

   (7) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (8) Net investment income per share reflects receipt of a special one time dividend from a Portfolio holding. The effect of these dividends amounted to $0.38 per share on SPDR S&P Emerging Middle East & Africa ETF, $0.44 per share on SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and $0.31 per share on SPDR S&P International Utilities Sector ETF, respectively.

     + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS
       Global Asset Management (US) Inc. as the Fund's Adviser.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



             SPDR S&P                            SPDR S&P
          INTERNATIONAL                       INTERNATIONAL
        TELECOMMUNICATIONS                      UTILITIES
              SECTOR                              SECTOR
               ETF                                 ETF
---------------------------------   ---------------------------------
     FOR THE                             FOR THE
SIX MONTHS ENDED   FOR THE PERIOD   SIX MONTHS ENDED   FOR THE PERIOD
     3/31/09         7/16/08* -          3/31/09         7/16/08* -
   (UNAUDITED)         9/30/08         (UNAUDITED)         9/30/08
----------------   --------------   ----------------   --------------
     $22.71            $27.02            $24.95            $29.47
     ------            ------            ------            ------

       0.29              0.16              0.19              0.37(8)
      (4.60)            (4.33)            (7.24)            (4.45)
     ------            ------            ------            ------
      (4.31)            (4.17)            (7.05)            (4.08)
     ------            ------            ------            ------

      (0.30)            (0.14)            (0.06)            (0.44)
     ------            ------            ------            ------
     $18.10            $22.71            $17.84            $24.95
     ======            ======            ======            ======
     (19.21)%          (15.45)%          (28.33)%          (13.87)%
     $3,621            $4,542            $3,567            $4,989
       0.50%(2)          0.50%(2)          0.50%(2)          0.50%(2)
       2.98%(2)          3.11%(2)          1.92%(2)          6.47%(2)
          4%                0%                4%                1%

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2009, the Trust offered thirty (30) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund" and collectively as the "Funds"). Accordingly, the financial statements herein relate to the following Funds: SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF (formerly, SPDR DJ Wilshire International Real Estate ETF), SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF (formerly, SPDR DJ Wilshire Global Real Estate ETF), SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield or total return performance of a specified market index.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of a Fund's shares will decline, more or less, in correlation with any decline in the value of the Fund's benchmark index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from a Fund's benchmark index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"), The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments.

     - Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


The following table summarizes the inputs used in valuing the Funds' investments, as of March 31, 2009:

                                                                       LEVEL 2 --          LEVEL 3 --
                                                                    OTHER SIGNIFICANT      SIGNIFICANT
                                              LEVEL 1 -- QUOTED         OBSERVABLE        UNOBSERVABLE
SPDR INDEX SHARES FUNDS                             PRICES                INPUTS             INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF.......................      $ 44,757,101           $       --             $--         $ 44,757,101
SPDR DJ EURO STOXX 50 ETF..................       111,778,503                   --              --*         111,778,503
SPDR S&P Emerging Asia Pacific ETF.........       171,430,717                   --              --          171,430,717
SPDR S&P China ETF.........................       184,397,162                   --              --          184,397,162
SPDR S&P Emerging Markets ETF..............        51,049,823                   --              --           51,049,823
SPDR S&P BRIC 40 ETF.......................       137,552,281                   --              --          137,552,281
SPDR S&P Emerging Europe ETF...............        37,567,946                   --              --           37,567,945
SPDR S&P Emerging Latin America ETF........        60,825,128                   --              --           60,825,128
SPDR S&P Emerging Middle East & Africa
  ETF......................................        82,356,374                   --              --           82,356,374
SPDR S&P World ex-US ETF...................        54,537,296                2,576              --*          54,539,872
SPDR S&P International Small Cap ETF.......       280,054,310            1,693,137              --*         281,747,447
SPDR Dow Jones International Real Estate
  ETF......................................       500,615,945                   --              --*         500,615,945
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF..................................        69,731,887                   --              --           69,731,887
SPDR MSCI ACWI ex-US ETF...................       216,914,099                   --              --*         216,914,099
SPDR Russell/Nomura PRIME Japan ETF........        15,050,675               17,331              --*          15,068,006
SPDR Russell/Nomura Small Cap Japan ETF....        87,176,025                   --              --*          87,176,025
SPDR S&P International Dividend ETF........        38,267,169                   --              --           38,267,169
SPDR S&P International Mid Cap ETF.........         8,826,871                1,128              --            8,827,999
SPDR S&P Emerging Markets Small Cap ETF....         7,448,695                   --              --            7,448,695
SPDR Dow Jones Global Real Estate ETF......        29,698,804                   --              --*          29,698,804
SPDR S&P International Consumer
  Discretionary Sector ETF.................         3,241,093                   --              --            3,241,093
SPDR S&P International Consumer Staples
  Sector ETF...............................         3,835,831                   --              --            3,835,831
SPDR S&P International Energy Sector ETF...         3,721,033                   --              --            3,721,033
SPDR S&P International Financial Sector
  ETF......................................         2,419,271                   --              --*           2,419,271
SPDR S&P International Health Care Sector
  ETF......................................         4,314,376                   --              --            4,314,376
SPDR S&P International Industrial Sector
  ETF......................................         3,032,505                   --              --            3,032,505
SPDR S&P International Materials Sector
  ETF......................................         2,990,298                   --              --            2,990,298
SPDR S&P International Technology Sector
  ETF......................................         3,287,981                   --              --            3,287,981
SPDR S&P International Telecommunications
  Sector ETF...............................         3,602,723                   --              --            3,602,723
SPDR S&P International Utilities Sector
  ETF......................................         3,566,981                   --              --            3,566,981



* Fund held Level 3 securities that were valued at $0 at March 31, 2009.

                                                                          LEVEL 2 --          LEVEL 3 --
                                                                       OTHER SIGNIFICANT      SIGNIFICANT
SPDR INDEX SHARES FUNDS - OTHER FINANCIAL        LEVEL 1 -- QUOTED         OBSERVABLE        UNOBSERVABLE
INSTRUMENTS *                                          PRICES                INPUTS             INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------------
SPDR S&P Emerging Asia Pacific ETF............          $--                 $  8,750              $--         $  8,750
SPDR S&P Emerging Markets ETF.................           --                  (79,341)              --          (79,341)



* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2009:

                                                                                                                     NET CHANGE IN
                                                                  REALIZED                                            UNREALIZED
                                                                 GAIN (LOSS)                                         APPRECIATION/
                                                    ACCRUED      AND CHANGE                     NET                 (DEPRECIATION)
                                       BALANCES    DISCOUNTS    IN UNREALIZED       NET      TRANSFERS   BALANCE   FROM INVESTMENTS
SPDR INDEX SHARES FUNDS -- LEVEL 3        AT      (AMORTIZED    APPRECIATION/   PURCHASES/    IN AND/       AT        STILL HELD
SECURITIES                              9/30/08    PREMIUMS)   (DEPRECIATION)     (SALES)      OR OUT    3/31/09      AT 3/31/09
-----------------------------------------------------------------------------------------------------------------------------------
SPDR DJ EURO STOXX 50 ETF*...........     --          --                --            --           --       --               --
SPDR S&P World ex-US ETF*............     --          --           (22,009)        7,933       14,076       --          (22,009)
SPDR S&P International Small Cap
  ETF*...............................     --          --          (814,312)       50,563      763,749       --          122,474
SPDR Dow Jones International Real
  Estate ETF*........................     --          --                --            --           --       --               --
SPDR MSCI ACWI ex-US ETF*............     --          --            (6,337)       (9,795)      16,132       --          181,238
SPDR Russell/Nomura PRIME Japan
  ETF*...............................     --          --                --            --           --       --               --
SPDR Russell/Nomura Small Cap Japan
  ETF*...............................     --          --                --            --           --       --               --
SPDR Dow Jones Global Real Estate
  ETF*...............................     --          --                --            --           --       --               --
SPDR S&P International Financial
  Sector ETF*........................     --          --                --            --           --       --               --


* Funds held Level 3 securities that were valued at $0 at March 31, 2009.

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and or an increase to the cost basis of such securities.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded for on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


FEDERAL INCOME TAX

The Funds have qualified and intend to continue to qualify for and elect treatment as a "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investments companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2008 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For the six months ended March 31, 2009, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN (LOSS)
                                                                 RECLASSIFIED TO
                                                                 PAID IN CAPITAL
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF...........................................    $ (3,241,781)
SPDR DJ EURO STOXX 50 ETF......................................     (45,254,710)
SPDR S&P Emerging Asia Pacific ETF.............................              --
SPDR S&P China ETF.............................................              --
SPDR S&P Emerging Markets ETF..................................          (1,222)
SPDR S&P BRIC 40 ETF...........................................      (8,142,781)
SPDR S&P Emerging Europe ETF...................................     (17,233,294)
SPDR S&P Emerging Latin America ETF............................              --
SPDR S&P Emerging Middle East & Africa ETF.....................      (8,916,162)
SPDR S&P World ex-US ETF.......................................              --
SPDR S&P International Small Cap ETF...........................         738,273
SPDR Dow Jones International Real Estate ETF...................     (33,261,267)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............         123,210
SPDR MSCI ACWI ex-US ETF.......................................      (9,088,344)
SPDR Russell/Nomura PRIME Japan ETF............................      (3,615,061)
SPDR Russell/Nomura Small Cap Japan ETF........................      (1,128,427)
SPDR S&P International Dividend ETF............................      (1,846,053)
SPDR S&P International Mid Cap ETF.............................              --
SPDR S&P Emerging Markets Small Cap ETF........................              --
SPDR Dow Jones Global Real Estate ETF..........................              --
SPDR S&P International Consumer Discretionary Sector ETF.......              --
SPDR S&P International Consumer Staples Sector ETF.............              --
SPDR S&P International Energy Sector ETF.......................              --
SPDR S&P International Financial Sector ETF....................              --
SPDR S&P International Health Care Sector ETF..................              --
SPDR S&P International Industrial Sector ETF...................              --
SPDR S&P International Materials Sector ETF....................              --
SPDR S&P International Technology Sector ETF...................              --
SPDR S&P International Telecommunications Sector ETF...........              --
SPDR S&P International Utilities Sector ETF....................              --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


At March 31, 2009, SPDR Dow Jones International Real Estate ETF had capital loss carryforwards of $2,568,760, which may be utilized to offset any realized capital gains expiring September 30, 2016.

The Funds incurred the following losses during the period November 1, 2007 through September 30, 2008 that are deferred for tax purposes until fiscal 2009:

                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF...........................................    $ (5,602,002)
SPDR DJ EURO STOXX 50 ETF......................................      (6,627,159)
SPDR S&P Emerging Asia Pacific ETF.............................      (1,002,009)
SPDR S&P China ETF.............................................      (2,685,375)
SPDR S&P Emerging Markets ETF..................................      (1,195,842)
SPDR S&P BRIC 40 ETF...........................................        (399,946)
SPDR S&P Emerging Europe ETF...................................      (1,695,144)
SPDR S&P Emerging Latin America ETF............................      (2,291,916)
SPDR S&P Emerging Middle East & Africa ETF.....................        (439,473)
SPDR S&P World ex-US ETF.......................................         (10,674)
SPDR S&P International Small Cap ETF...........................     (10,426,429)
SPDR Dow Jones International Real Estate ETF...................     (34,141,023)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............        (246,762)
SPDR MSCI ACWI ex-US ETF.......................................      (2,033,696)
SPDR Russell/Nomura PRIME Japan ETF............................        (370,261)
SPDR Russell/Nomura Small Cap Japan ETF........................      (2,258,682)
SPDR S&P International Dividend ETF............................      (5,603,156)
SPDR S&P International Mid Cap ETF.............................        (400,918)
SPDR S&P Emerging Markets Small Cap ETF........................         (52,093)
SPDR Dow Jones Global Real Estate ETF..........................         (87,494)
SPDR S&P International Consumer Discretionary Sector ETF.......              --
SPDR S&P International Consumer Staples Sector ETF.............              --
SPDR S&P International Energy Sector ETF.......................          (4,624)
SPDR S&P International Financial Sector ETF....................              --
SPDR S&P International Health Care Sector ETF..................         (64,535)
SPDR S&P International Industrial Sector ETF...................          (4,318)
SPDR S&P International Materials Sector ETF....................         (21,135)
SPDR S&P International Technology Sector ETF...................              --
SPDR S&P International Telecommunications Sector ETF...........              --
SPDR S&P International Utilities Sector ETF....................          (5,147)


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. The following Funds distribute semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, and SPDR S&P Emerging Markets Small Cap ETF. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


RECENT ACCOUNTING PRONOUNCEMENTS

In March, 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of FAS 161 will have on the Funds' financial statement disclosures.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
                                                                   -----------
SPDR DJ STOXX 50 ETF.............................................      0.29%
SPDR DJ EURO STOXX 50 ETF........................................      0.29
SPDR S&P Emerging Asia Pacific ETF...............................      0.59
SPDR S&P China ETF...............................................      0.59
SPDR S&P Emerging Markets ETF....................................      0.59
SPDR S&P BRIC 40 ETF.............................................      0.50*
SPDR S&P Emerging Europe ETF.....................................      0.59
SPDR S&P Emerging Latin America ETF..............................      0.59
SPDR S&P Emerging Middle East & Africa ETF.......................      0.59
SPDR S&P World ex-US ETF.........................................      0.34
SPDR S&P International Small Cap ETF.............................      0.59
SPDR Dow Jones International Real Estate ETF.....................      0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF.........................................      0.34
SPDR Russell/Nomura PRIME Japan ETF..............................      0.50
SPDR Russell/Nomura Small Cap Japan ETF..........................      0.55
SPDR S&P International Dividend ETF..............................      0.45
SPDR S&P International Mid Cap ETF...............................      0.45
SPDR S&P Emerging Markets Small Cap ETF..........................      0.65
SPDR Dow Jones Global Real Estate ETF............................      0.50
SPDR S&P International Consumer Discretionary Sector ETF.........      0.50
SPDR S&P International Consumer Staples Sector ETF...............      0.50
SPDR S&P International Energy Sector ETF.........................      0.50
SPDR S&P International Financial Sector ETF......................      0.50
SPDR S&P International Health Care Sector ETF....................      0.50
SPDR S&P International Industrial Sector ETF.....................      0.50
SPDR S&P International Materials Sector ETF......................      0.50
SPDR S&P International Technology Sector ETF.....................      0.50
SPDR S&P International Telecommunications Sector ETF.............      0.50
SPDR S&P International Utilities Sector ETF......................      0.50


* The Adviser contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009. Such agreement was not continued after January 31, 2009.

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent. See also Note 4.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio for which SSgA FM serves as the investment adviser. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period October 1, 2008 through March 31, 2009, State Street earned securities lending agent fees as follows:

                                                                SECURITIES LENDING
                                                                    AGENT FEES
----------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..........................................       $  2,241
SPDR DJ EURO STOXX 50 ETF.....................................         13,450
SPDR S&P Emerging Asia Pacific ETF............................          6,448
SPDR S&P China ETF............................................          5,572
SPDR S&P Emerging Markets ETF.................................          4,724
SPDR S&P BRIC 40 ETF..........................................         12,899
SPDR S&P Emerging Europe ETF..................................          5,098
SPDR S&P Emerging Latin America ETF...........................         11,625
SPDR S&P Emerging Middle East & Africa ETF....................          1,999
SPDR S&P World ex-US ETF......................................          6,746
SPDR S&P International Small Cap ETF..........................         86,859
SPDR Dow Jones International Real Estate ETF..................        162,803
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.............         14,960
SPDR MSCI ACWI ex-US ETF......................................         37,067
SPDR Russell/Nomura PRIME Japan ETF...........................          3,206
SPDR Russell/Nomura Small Cap Japan ETF.......................         36,139
SPDR S&P International Dividend ETF...........................         11,830
SPDR S&P International Mid Cap ETF............................          1,508
SPDR S&P Emerging Markets Small Cap ETF.......................             94
SPDR Dow Jones Global Real Estate ETF.........................          2,746
SPDR S&P International Consumer Discretionary Sector ETF......             --
SPDR S&P International Consumer Staples Sector ETF............             --
SPDR S&P International Energy Sector ETF......................             --
SPDR S&P International Financial Sector ETF...................             --
SPDR S&P International Health Care Sector ETF.................             --
SPDR S&P International Industrial Sector ETF..................             --
SPDR S&P International Materials Sector ETF...................             --
SPDR S&P International Technology Sector ETF..................             --
SPDR S&P International Telecommunications Sector ETF..........             --
SPDR S&P International Utilities Sector ETF...................             --


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

TRUSTEES' FEES

The Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each Independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended and $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at March 31, 2009 and for the six month period then ended are:

                                                               PURCHASED                     SOLD
                                           VALUE AT    -------------------------  -------------------------    VALUE AT
FUND                                        9/30/08        COST         SHARES      PROCEEDS       SHARES      3/31/09     INCOME
----------------------------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF...................  $  1,426,057  $ 11,250,290   11,250,290  $ 11,243,261   11,243,261  $ 1,433,086  $ 12,718
SPDR DJ EURO STOXX 50 ETF..............     5,351,935    65,606,090   65,606,090    66,093,004   66,093,004    4,865,021    76,230
SPDR S&P Emerging Asia Pacific ETF.....     6,821,576    37,819,531   37,819,531    39,678,826   39,678,826    4,962,281    36,596
SPDR S&P China ETF.....................     3,900,607    17,215,050   17,215,050    16,911,008   16,911,008    4,204,649    31,608
SPDR S&P Emerging Markets ETF..........     2,859,970    19,337,331   19,337,331    17,017,098   17,017,098    5,180,203    26,784
SPDR S&P BRIC 40 ETF...................    14,901,275    57,743,653   57,743,653    55,548,017   55,548,017   17,096,911    73,212
SPDR S&P Emerging Europe ETF...........     3,774,091    15,366,140   15,366,140    17,979,626   17,979,626    1,160,605    28,916
SPDR S&P Emerging Latin America ETF....     8,828,249    62,759,590   62,759,590    58,503,718   58,503,718   13,084,121    65,983
SPDR S&P Emerging Middle East & Africa
  ETF..................................     1,202,100    13,829,608   13,829,608    13,523,100   13,523,100    1,508,608    11,340
SPDR S&P World ex-US ETF...............     2,150,629    11,957,913   11,957,913     6,459,983    6,459,983    7,648,559    37,645
SPDR S&P International Small Cap ETF...    48,309,606    64,870,306   64,870,306    72,070,261   72,070,261   41,109,651   493,162
SPDR Dow Jones International Real
  Estate ETF...........................   122,547,301   262,413,500  262,413,500   308,452,166  308,452,166   76,508,635   923,823
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF...............    15,292,308    62,449,140   62,449,140    64,547,584   64,547,584   13,193,864    84,891
SPDR MSCI ACWI ex-US ETF...............    28,071,322    60,063,226   60,063,226    59,622,231   59,622,231   28,512,317   210,250
SPDR Russell/Nomura PRIME Japan ETF....     5,538,108     7,239,141    7,239,141     9,388,249    9,388,249    3,389,000    18,158
SPDR Russell/Nomura Small Cap Japan
  ETF..................................    20,878,980    28,494,163   28,494,163    29,636,951   29,636,951   19,736,192   204,944
SPDR S&P International Dividend ETF....     4,529,771    12,227,388   12,227,388    11,665,768   11,665,768    5,091,391    67,082
SPDR S&P International Mid Cap ETF.....       479,486     2,543,831    2,543,831     1,410,070    1,410,070    1,613,247    22,921
SPDR S&P Emerging Markets Small Cap
  ETF..................................        20,014       194,276      194,276       202,365      202,365       11,925       534
SPDR Dow Jones Global Real Estate ETF..       499,627     6,530,772    6,530,772     5,297,399    5,297,399    1,733,000    15,569
SPDR S&P International Consumer
  Discretionary Sector ETF.............            --            --           --            --           --           --        --
SPDR S&P International Consumer Staples
  Sector ETF...........................            --            --           --            --           --           --        --
SPDR S&P International Energy Sector
  ETF..................................            --            --           --            --           --           --        --
SPDR S&P International Financial Sector
  ETF..................................            --            --           --            --           --           --        --
SPDR S&P International Health Care
  Sector ETF...........................            --            --           --            --           --           --        --
SPDR S&P International Industrial
  Sector ETF...........................            --            --           --            --           --           --        --
SPDR S&P International Materials Sector
  ETF..................................            --            --           --            --           --           --        --
SPDR S&P International Technology
  Sector ETF...........................            --            --           --            --           --           --        --
SPDR S&P International
  Telecommunications Sector ETF........            --            --           --            --           --           --        --
SPDR S&P International Utilities Sector
  ETF..................................            --            --           --            --           --           --        --


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, and 200,000 shares for SPDR World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those persons creating or redeeming Creation Units. An additional fee of up to three times these amounts may be charged for certain transactions. Transaction fees from certain transactions are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2009 were as follows:

                                                                        GROSS         GROSS     NET UNREALIZED
                                                      IDENTIFIED     UNREALIZED    UNREALIZED    APPRECIATION
                                                         COST       APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................  $   90,991,174   $  196,391   $ 46,430,464   $ (46,234,073)
SPDR DJ EURO STOXX 50 ETF.........................     250,318,129          172    138,539,798    (138,539,626)
SPDR S&P Emerging Asia Pacific ETF................     246,952,728    1,809,147     77,331,158     (75,522,011)
SPDR S&P China ETF................................     257,614,597    1,481,725     74,699,160     (73,217,435)
SPDR S&P Emerging Markets ETF.....................      72,817,210      348,686     22,116,073     (21,767,387)
SPDR S&P BRIC 40 ETF..............................     254,065,397      474,274    116,987,390    (116,513,116)
SPDR S&P Emerging Europe ETF......................      84,288,652      102,035     46,822,742     (46,720,707)
SPDR S&P Emerging Latin America ETF...............     109,483,383       53,877     48,712,132     (48,658,255)
SPDR S&P Emerging Middle East & Africa ETF........     136,026,126      210,485     53,880,237     (53,669,752)
SPDR S&P World ex-US ETF..........................      72,596,264      221,491     18,277,883     (18,056,392)
SPDR S&P International Small Cap ETF..............     496,282,897    2,658,208    217,193,658    (214,535,450)
SPDR Dow Jones International Real Estate ETF......   1,143,013,340           --    642,397,395    (642,397,395)
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.............................................     107,349,250      198,035     37,815,398     (37,617,363)
SPDR MSCI ACWI ex-US ETF..........................     358,761,775      688,943    142,536,619    (141,847,676)
SPDR Russell/Nomura PRIME Japan ETF...............      23,163,807      122,746      8,218,547      (8,095,801)
SPDR Russell/Nomura Small Cap Japan ETF...........     127,326,106    1,074,933     41,225,014     (40,150,081)
SPDR S&P International Dividend ETF...............      46,230,221    1,121,128      9,084,180      (7,963,052)
SPDR S&P International Mid Cap ETF................      11,947,977       77,434      3,197,412      (3,119,978)
SPDR S&P Emerging Markets Small Cap ETF...........      11,041,307      267,895      3,860,507      (3,592,612)
SPDR Dow Jones Global Real Estate ETF.............      42,171,833       28,075     12,501,104     (12,473,029)
SPDR S&P International Consumer Discretionary
  Sector ETF......................................       5,102,340       21,490      1,882,737      (1,861,247)
SPDR S&P International Consumer Staples Sector
  ETF.............................................       5,393,722        2,958      1,560,849      (1,557,891)
SPDR S&P International Energy Sector ETF..........       6,223,996       30,551      2,533,514      (2,502,963)
SPDR S&P International Financial Sector ETF.......       4,505,552       31,446      2,117,727      (2,086,281)
SPDR S&P International Health Care Sector ETF.....       6,169,597        6,007      1,861,228      (1,855,221)
SPDR S&P International Industrial Sector ETF......       5,489,946        5,476      2,462,917      (2,457,441)
SPDR S&P International Materials Sector ETF.......       6,160,920        5,817      3,176,439      (3,170,622)
SPDR S&P International Technology Sector ETF......       5,518,774        3,935      2,234,728      (2,230,793)
SPDR S&P International Telecommunications Sector
  ETF.............................................       5,336,519           --      1,733,796      (1,733,796)
SPDR S&P International Utilities Sector ETF.......       5,845,216       31,114      2,309,349      (2,278,235)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2009, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                   CONTRIBUTIONS      REDEMPTIONS
-------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF............................................    $         --     $  7,768,088
SPDR DJ EURO STOXX 50 ETF.......................................     146,275,056      177,719,949
SPDR S&P Emerging Asia Pacific ETF..............................      19,040,313               --
SPDR S&P China ETF..............................................      69,585,604               --
SPDR S&P Emerging Markets ETF...................................      16,132,382               --
SPDR S&P BRIC 40 ETF............................................       1,942,304       16,516,310
SPDR S&P Emerging Europe ETF....................................      17,347,520       27,807,946
SPDR S&P Emerging Latin America ETF.............................              --               --
SPDR S&P Emerging Middle East & Africa ETF......................       3,272,112       30,640,823
SPDR S&P World ex-US ETF........................................      32,558,774               --
SPDR S&P International Small Cap ETF............................     127,318,224       99,800,962
SPDR Dow Jones International Real Estate ETF....................      47,977,197       90,083,381
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............       3,341,127        3,357,366
SPDR MSCI ACWI ex-US ETF........................................     115,073,537      100,089,674
SPDR Russell/Nomura PRIME Japan ETF.............................              --        6,504,981
SPDR Russell/Nomura Small Cap Japan ETF.........................      11,937,022        8,100,478
SPDR S&P International Dividend ETF.............................       9,068,208        3,565,783
SPDR S&P International Mid Cap ETF..............................       3,573,631               --
SPDR S&P Emerging Markets Small Cap ETF.........................              --               --
SPDR Dow Jones Global Real Estate ETF...........................      26,156,629               --
SPDR S&P International Consumer Discretionary Sector ETF........              --               --
SPDR S&P International Consumer Staples Sector ETF..............              --               --
SPDR S&P International Energy Sector ETF........................              --               --
SPDR S&P International Financial Sector ETF.....................              --               --
SPDR S&P International Health Care Sector ETF...................              --               --
SPDR S&P International Industrial Sector ETF....................              --               --
SPDR S&P International Materials Sector ETF.....................              --               --
SPDR S&P International Technology Sector ETF....................              --               --
SPDR S&P International Telecommunications Sector ETF............              --               --
SPDR S&P International Utilities Sector ETF.....................              --               --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


For the six months ended March 31, 2009, the Trust had purchases and sales of investment securities as follows:

                                                                     PURCHASES         SALES
-----------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF.............................................   $ 1,363,178     $ 1,685,705
SPDR DJ EURO STOXX 50 ETF........................................     4,613,479       4,045,982
SPDR S&P Emerging Asia Pacific ETF...............................    18,294,677       4,884,342
SPDR S&P China ETF...............................................       954,051       1,760,576
SPDR S&P Emerging Markets ETF....................................     5,099,787         217,199
SPDR S&P BRIC 40 ETF.............................................    14,033,356      15,022,501
SPDR S&P Emerging Europe ETF.....................................     7,064,086       9,415,963
SPDR S&P Emerging Latin America ETF..............................     2,486,230       3,055,040
SPDR S&P Emerging Middle East & Africa ETF.......................     9,934,523      17,832,760
SPDR S&P World ex-US ETF.........................................     1,257,758       2,264,837
SPDR S&P International Small Cap ETF.............................    20,615,605      19,642,889
SPDR Dow Jones International Real Estate ETF.....................    62,242,483      67,985,555
SPDR FTSE/Macquarie Global Infrastructure 100 ETF................     3,460,116       4,556,976
SPDR MSCI ACWI ex-US ETF.........................................    20,717,097      22,544,722
SPDR Russell/Nomura PRIME Japan ETF..............................       605,802       1,024,023
SPDR Russell/Nomura Small Cap Japan ETF..........................    11,667,761      12,258,201
SPDR S&P International Dividend ETF..............................    17,722,491      17,630,090
SPDR S&P International Mid Cap ETF...............................       410,403          58,709
SPDR S&P Emerging Markets Small Cap ETF..........................     2,102,699       1,061,274
SPDR Dow Jones Global Real Estate ETF............................     1,791,397       2,339,240
SPDR S&P International Consumer Discretionary Sector ETF.........       223,746         235,982
SPDR S&P International Consumer Staples Sector ETF...............       330,880         338,716
SPDR S&P International Energy Sector ETF.........................       303,675         245,023
SPDR S&P International Financial Sector ETF......................       228,601         237,488
SPDR S&P International Health Care Sector ETF....................        24,854           1,650
SPDR S&P International Industrial Sector ETF.....................        41,598          10,295
SPDR S&P International Materials Sector ETF......................        70,954          90,754
SPDR S&P International Technology Sector ETF.....................        19,479          19,332
SPDR S&P International Telecommunications Sector ETF.............       171,621         204,491
SPDR S&P International Utilities Sector ETF......................       152,984         199,098


For the six months ended March 31, 2009, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


The market value of securities on loan as of March 31, 2009 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2008 and held for the six months ended March 31, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Funds in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                                10/1/08         3/31/09      10/1/08 TO 3/31/09
------                                             -------------   -------------   ------------------
SPDR DJ STOXX 50 ETF.............................      $1,000         $662.60             $1.20
SPDR DJ EURO STOXX 50 ETF........................       1,000          650.40              1.19
SPDR S&P Emerging Asia Pacific ETF...............       1,000          821.50              2.72
SPDR S&P China ETF...............................       1,000          893.10              2.78
SPDR S&P Emerging Markets ETF....................       1,000          734.80              2.55
SPDR S&P BRIC 40 ETF.............................       1,000          746.20              1.87
SPDR S&P Emerging Europe ETF.....................       1,000          545.50              2.27
SPDR S&P Emerging Latin America ETF..............       1,000          666.80              2.49
SPDR S&P Emerging Middle East & Africa ETF.......       1,000          781.20              2.62
SPDR S&P World ex-US ETF.........................       1,000          700.50              1.44
SPDR S&P International Small Cap ETF.............       1,000          693.10              2.91
SPDR Dow Jones International Real Estate ETF.....       1,000          590.70              2.34
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF............................................       1,000          735.10              2.55
SPDR MSCI ACWI ex-US ETF.........................       1,000          701.60              1.44
SPDR Russell/Nomura PRIME Japan ETF..............       1,000          773.30              2.21
SPDR Russell/Nomura Small Cap Japan ETF..........       1,000          861.10              2.55
SPDR S&P International Dividend ETF..............       1,000          635.30              1.96
SPDR S&P International Mid Cap ETF...............       1,000          715.80              1.92
SPDR S&P Emerging Markets Small Cap ETF..........       1,000          769.20              2.91
SPDR Dow Jones Global Real Estate ETF............       1,000          490.50              1.86
SPDR S&P International Consumer Descretionary
  Sector ETF.....................................       1,000          735.90              2.16
SPDR S&P International Consumer Staples Sector
  ETF............................................       1,000          749.80              2.18
SPDR S&P International Energy Sector ETF.........       1,000          751.70              2.18
SPDR S&P International Financial Sector ETF......       1,000          574.90              2.00
SPDR S&P International Health Care Sector ETF....       1,000          772.00              2.21
SPDR S&P International Industrial Sector ETF.....       1,000          698.30              2.12
SPDR S&P International Materials Sector ETF......       1,000          705.80              2.13
SPDR S&P International Technology Sector ETF.....       1,000          748.20              2.22
SPDR S&P International Telecommunications Sector
  ETF............................................       1,000          807.90              2.25
SPDR S&P International Utilities Sector ETF......       1,000          716.70              2.14

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                          10/1/08         3/31/09      10/1/08 TO 3/31/09
------------                                       -------------   -------------   ------------------
SPDR DJ STOXX 50 ETF.............................      $1,000        $1,023.49            $1.46
SPDR DJ EURO STOXX 50 ETF........................       1,000         1,023.49             1.46
SPDR S&P Emerging Asia Pacific ETF...............       1,000         1,021.94             3.02
SPDR S&P China ETF...............................       1,000         1,021.99             2.97
SPDR S&P Emerging Markets ETF....................       1,000         1,021.99             2.97
SPDR S&P BRIC 40 ETF.............................       1,000         1,022.79             2.17
SPDR S&P Emerging Europe ETF.....................       1,000         1,021.99             2.97
SPDR S&P Emerging Latin America ETF..............       1,000         1,021.94             3.02
SPDR S&P Emerging Middle East & Africa ETF.......       1,000         1,021.99             2.97
SPDR S&P World ex-US ETF.........................       1,000         1,023.24             1.72
SPDR S&P International Small Cap ETF.............       1,000         1,021.99             2.97
SPDR Dow Jones International Real Estate ETF.....       1,000         1,021.99             2.97
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF............................................       1,000         1,021.99             2.97
SPDR MSCI ACWI ex-US ETF.........................       1,000         1,023.24             1.72
SPDR Russell/Nomura PRIME Japan ETF..............       1,000         1,022.44             2.52
SPDR Russell/Nomura Small Cap Japan ETF..........       1,000         1,022.19             2.77
SPDR S&P International Dividend ETF..............       1,000         1,022.54             2.42
SPDR S&P International Mid Cap ETF...............       1,000         1,022.69             2.27
SPDR S&P Emerging Markets Small Cap ETF..........       1,000         1,021.64             3.33
SPDR Dow Jones Global Real Estate ETF............       1,000         1,022.44             2.52
SPDR S&P International Consumer Discretionary
  Sector ETF.....................................       1,000         1,022.44             2.52
SPDR S&P International Consumer Staples Sector
  ETF............................................       1,000         1,022.44             2.52
SPDR S&P International Energy Sector ETF.........       1,000         1,022.44             2.52
SPDR S&P International Financial Sector ETF......       1,000         1,022.39             2.57
SPDR S&P International Health Care Sector ETF....       1,000         1,022.44             2.52
SPDR S&P International Industrial Sector ETF.....       1,000         1,022.44             2.52
SPDR S&P International Materials Sector ETF......       1,000         1,022.44             2.52
SPDR S&P International Technology Sector ETF.....       1,000         1,022.39             2.57
SPDR S&P International Telecommunications Sector
  ETF............................................       1,000         1,022.44             2.52
SPDR S&P International Utilities Sector ETF......       1,000         1,022.44             2.52


* Expenses are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.60%, 0.59%, 0.59%, 0.43%, 0.59%, 0.60%, 0.59%, 0.34%, 0.59%, 0.59%,
0.59%, 0.34%, 0.50%, 0.55%, 0.48%, 0.45%, 0.66%, 0.50%, 0.50%, 0.50%, 0.50%,
0.51%, 0.50%, 0.50%, 0.50%, 0.51%, 0.50%, and 0.50% respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures are available
(i) without charge, upon request, by calling 1-866-787-2257 (toll-free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the Funds voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.spdrs.com.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SELECT SECTOR SPDR TRUST
-----------------------
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR INDEX SHARES FUNDS
-----------------------
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
-----------------
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF (KME)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts; and all investment portfolios of The Select Sector SPDR Trust.

SPDR INDEX SHARES FUNDS

TRUSTEES
David M. Kelly
Frank Nesvet, Chairman
Helen F. Peters
James E. Ross

OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111

The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA and SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.

(C) 2009 State Street Corporation STISFSAR

For more complete information, please call 866.787.2257 or visit www.spdrs.com today

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments is included as a part report to shareholders filed under Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President and Chief Executive Officer, and Gary L. French, the Registrant's Treasurer and Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

   (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS

By:     /s/ James E. Ross
        -----------------------
        James E. Ross
        President and Chief Executive Officer

Date:   May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ James E. Ross
        -----------------------
        James E. Ross
        President and Chief Executive Officer

Date:   May 22, 2009

By:     /s/ Gary L. French
        -----------------------
        Gary L. French
        Treasurer and Chief Financial Officer

Date:   May 22, 2009